                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3732
-------------------------------------------------------------------------------

                           MFS/SUN LIFE SERIES TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R)/SUN LIFE SERIES TRUST [logo]

SEMIANNUAL REPORT o JUNE 30, 2007

Bond Series
Emerging Markets Equity Series
Global Governments Series
Global Total Return Series
Government Securities Series
High Yield Series
International Value Series
Money Market Series
Strategic Income Series

TABLE OF CONTENTS

Letter from the CEO of MFS .............................................      1
Portfolio Composition ..................................................      2
Expense Tables .........................................................     11
Portfolio of Investments ...............................................     13
Financial Statements ...................................................     48
Notes to Financial Statements ..........................................     63
Investment Adviser ................................................. Back Cover
Custodian and Dividend Disbursing Agent ............................ Back Cover
Board Review of Investment Advisory Agreements ..................... Back Cover
Proxy Voting Policies and Information .............................. Back Cover
Quarterly Portfolio Disclosure ..................................... Back Cover

--------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS,

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION -- BOND SERIES

              PORTFOLIO STRUCTURE(i)

              Bonds                                     96.1%
              Cash & Other Net Assets                    3.9%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                     52.9%
              -----------------------------------------------
              High Yield Corporates                     13.7%
              -----------------------------------------------
              Commercial Mortgage-Backed Securities      9.7%
              -----------------------------------------------
              Mortgage-Backed Securities                 9.0%
              -----------------------------------------------
              Emerging Market Bonds                      5.6%
              -----------------------------------------------
              U.S. Treasury Securities                   3.2%
              -----------------------------------------------
              Asset-Backed Securities                    0.9%
              -----------------------------------------------
              Collateralized Debt Obligations            0.8%
              -----------------------------------------------
              Non-U.S. Government Bonds                  0.3%
              -----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                       19.3%
              -----------------------------------------------
              AA                                         8.4%
              -----------------------------------------------
              A                                         17.6%
              -----------------------------------------------
              BBB                                       39.0%
              -----------------------------------------------
              BB                                         9.8%
              -----------------------------------------------
              B                                          5.0%
              -----------------------------------------------
              CCC                                        0.9%
              -----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                      5.1
              -----------------------------------------------
              Average Life (i,m)                     7.4 yrs.
              -----------------------------------------------
              Average Maturity (i,m)                15.4 yrs.
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities  (long-term) (a)                  A-
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                 A-1
              -----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 06/30/07.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- EMERGING MARKETS EQUITY SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                             99.4%
              Cash & Other Net Assets                    0.6%

              TOP TEN HOLDINGS

              OAO Gazprom, ADR                           7.3%
              -----------------------------------------------
              Petroleo Brasileiro S.A., ADR              5.2%
              -----------------------------------------------
              Samsung Electronics Co. Ltd.               4.3%
              -----------------------------------------------
              Companhia Vale do Rio Doce, ADR            4.3%
              -----------------------------------------------
              China Mobile Ltd.                          2.6%
              -----------------------------------------------
              Kookmin Bank                               2.1%
              -----------------------------------------------
              Teva Pharmaceutical Industries
              Ltd., ADR                                  2.1%
              -----------------------------------------------
              HCL Technologies Ltd.                      2.0%
              -----------------------------------------------
              PetroChina Co. Ltd.                        1.9%
              -----------------------------------------------
              Taiwan Semiconductor Manufacturing
              Co. Ltd., ADR                              1.8%
              -----------------------------------------------

              EQUITY SECTORS

              Utilities & Communications                20.1%
              -----------------------------------------------
              Financial Services                        18.7%
              -----------------------------------------------
              Energy                                    17.5%
              -----------------------------------------------
              Basic Materials                           14.8%
              -----------------------------------------------
              Technology                                12.0%
              -----------------------------------------------
              Autos & Housing                            3.6%
              -----------------------------------------------
              Retailing                                  3.3%
              -----------------------------------------------
              Consumer Staples                           3.1%
              -----------------------------------------------
              Leisure                                    2.6%
              -----------------------------------------------
              Health Care                                2.1%
              -----------------------------------------------
              Special Products & Services                1.6%
              -----------------------------------------------

              COUNTRY WEIGHTINGS

              Brazil                                    16.0%
              -----------------------------------------------
              Russia                                    10.8%
              -----------------------------------------------
              South Africa                              10.7%
              -----------------------------------------------
              South Korea                                9.1%
              -----------------------------------------------
              Taiwan                                     6.6%
              -----------------------------------------------
              Mexico                                     6.3%
              -----------------------------------------------
              Hong Kong                                  4.9%
              -----------------------------------------------
              Malaysia                                   4.0%
              -----------------------------------------------
              Philippines                                3.6%
              -----------------------------------------------
              Other Countries                           28.0%
              -----------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL GOVERNMENTS SERIES

              PORTFOLIO STRUCTURE (i)

              Bonds                                     93.3%
              Cash & Other Net Assets                    6.7%

              FIXED INCOME SECTORS (i)

              Non-U.S. Government Bonds                 64.3%
              -----------------------------------------------
              U.S. Treasury Securities                   9.4%
              -----------------------------------------------
              Commercial Mortgage-Backed Securities      9.0%
              -----------------------------------------------
              U.S. Government Agencies                   5.6%
              -----------------------------------------------
              Emerging Market Bonds                      3.8%
              -----------------------------------------------
              Mortgage-Backed Securities                 1.2%
              -----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                       80.3%
              -----------------------------------------------
              AA                                        12.8%
              -----------------------------------------------
              A                                          2.6%
              -----------------------------------------------
              BBB                                        4.3%
              -----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                      6.0
              -----------------------------------------------
              Average Life (i,m)                     8.4 yrs.
              -----------------------------------------------
              Average Maturity (i,m)                 9.9 yrs.
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                  AA+
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                 A-1
              -----------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                             31.5%
              -----------------------------------------------
              Japan                                     17.1%
              -----------------------------------------------
              Germany                                   14.1%
              -----------------------------------------------
              United Kingdom                             5.8%
              -----------------------------------------------
              France                                     5.8%
              -----------------------------------------------
              Spain                                      4.5%
              -----------------------------------------------
              Austria                                    3.8%
              -----------------------------------------------
              Canada                                     3.6%
              -----------------------------------------------
              Ireland                                    2.5%
              -----------------------------------------------
              Other Countries                           11.3%
              -----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 06/30/07.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL TOTAL RETURN SERIES

              PORTFOLIO STRUCTURE (i)

              Common Stocks                             58.4%
              Bonds                                     36.7%
              Cash & Other Net Assets                    4.9%

              TOP TEN HOLDINGS (i)

              Federal Republic of Germany, 3.75%, 2015   1.9%
              -----------------------------------------------
              Kingdom of Spain, 5.35%, 2011              1.8%
              -----------------------------------------------
              Federal Republic of Germany, 6.25%, 2030   1.7%
              -----------------------------------------------
              TOTAL S.A., ADR                            1.7%
              -----------------------------------------------
              Republic of Austria, 5%, 2012              1.5%
              -----------------------------------------------
              Republic of France, 6%, 2025               1.5%
              -----------------------------------------------
              GlaxoSmithKline PLC                        1.4%
              -----------------------------------------------
              Nestle S.A.                                1.3%
              -----------------------------------------------
              Development Bank of Japan, 1.05%, 2023     1.3%
              -----------------------------------------------
              Vodafone Group PLC                         1.2%
              -----------------------------------------------

              EQUITY SECTORS

              Financial Services                        14.2%
              -----------------------------------------------
              Consumer Staples                           6.4%
              -----------------------------------------------
              Energy                                     6.2%
              -----------------------------------------------
              Health Care                                6.0%
              -----------------------------------------------
              Utilities & Communications                 5.8%
              -----------------------------------------------
              Industrial Goods & Services                4.8%
              -----------------------------------------------
              Autos & Housing                            3.2%
              -----------------------------------------------
              Basic Materials                            2.9%
              -----------------------------------------------
              Technology                                 2.8%
              -----------------------------------------------
              Leisure                                    2.4%
              -----------------------------------------------
              Retailing                                  1.8%
              -----------------------------------------------
              Transportation                             1.1%
              -----------------------------------------------
              Special Products & Services                0.8%
              -----------------------------------------------

              FIXED INCOME SECTORS (i)

              Non-U.S. Government Bonds                 25.6%
              -----------------------------------------------
              U.S. Treasury Securities                   4.1%
              -----------------------------------------------
              Commercial Mortgage-Backed Securities      2.7%
              -----------------------------------------------
              Emerging Market Bonds                      1.7%
              -----------------------------------------------
              Mortgage-Backed Securities                 1.5%
              -----------------------------------------------
              U.S. Government Agencies                   1.1%
              -----------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                             35.8%
              -----------------------------------------------
              Japan                                     14.1%
              -----------------------------------------------
              France                                    10.0%
              -----------------------------------------------
              United Kingdom                             9.5%
              -----------------------------------------------
              Germany                                    8.6%
              -----------------------------------------------
              Netherlands                                3.7%
              -----------------------------------------------
              Switzerland                                3.3%
              -----------------------------------------------
              Spain                                      2.3%
              -----------------------------------------------
              Austria                                    1.9%
              -----------------------------------------------
              Other Countries                           10.8%
              -----------------------------------------------

(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- GOVERNMENT SECURITIES SERIES

              PORTFOLIO STRUCTURE (i)

              Bonds                                     98.2%
              Cash & Other Net Assets                    1.8%

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                49.5%
              -----------------------------------------------
              U.S. Treasury Securities                  28.1%
              -----------------------------------------------
              U.S. Government Agencies                  20.6%
              -----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      100.0%
              -----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                      4.6
              -----------------------------------------------
              Average Life (i,m)                     6.4 yrs.
              -----------------------------------------------
              Average Maturity (i,m)                13.7 yrs.
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                  AAA
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                 A-1
              -----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 06/30/07.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- HIGH YIELD SERIES

              PORTFOLIO STRUCTURE (i)

              Bonds                                     89.0%
              Floating Rate Loans                        7.6%
              Common Stocks                              2.0%
              Preferred Stocks (o)                       0.0%
              Equity Warrants (o)                        0.0%
              Cash & Other Net Assets                    1.4%

              TOP FIVE INDUSTRIES (i)

              Medical & Health Technology & Services     8.1%
              -----------------------------------------------
              Gaming & Lodging                           6.6%
              -----------------------------------------------
              Automotive                                 6.2%
              -----------------------------------------------
              Broadcasting                               5.5%
              -----------------------------------------------
              Printing & Publishing                      4.8%
              -----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        2.1%
              -----------------------------------------------
              BBB                                        3.0%
              -----------------------------------------------
              BB                                        24.9%
              -----------------------------------------------
              B                                         53.6%
              -----------------------------------------------
              CCC                                       15.5%
              -----------------------------------------------
              Not Rated                                  0.9%
              -----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                      4.4
              -----------------------------------------------
              Average Life (i,m)                     7.8 yrs.
              -----------------------------------------------
              Average Maturity (i,m)                 8.2 yrs.
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   B+
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                 A-1
              -----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o) Less than 0.1%.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 06/30/07.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- INTERNATIONAL VALUE SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                             94.3%
              Cash & Other Net Assets                    5.7%

              TOP TEN HOLDINGS

              TOTAL S.A., ADR                            3.4%
              -----------------------------------------------
              GlaxoSmithKline PLC                        3.3%
              -----------------------------------------------
              Nestle S.A.                                3.2%
              -----------------------------------------------
              Vodafone Group PLC                         2.9%
              -----------------------------------------------
              Royal Dutch Shell PLC, "A"                 2.7%
              -----------------------------------------------
              Novartis AG                                2.6%
              -----------------------------------------------
              Credit Agricole S.A.                       2.2%
              -----------------------------------------------
              Henkel KGaA, IPS                           2.1%
              -----------------------------------------------
              HSBC Holdings PLC                          2.1%
              -----------------------------------------------
              ING Groep N.V.                             2.0%
              -----------------------------------------------

              EQUITY SECTORS

              Financial Services                        20.2%
              -----------------------------------------------
              Consumer Staples                          11.8%
              -----------------------------------------------
              Utilities & Communications                10.9%
              -----------------------------------------------
              Health Care                               10.0%
              -----------------------------------------------
              Energy                                     9.4%
              -----------------------------------------------
              Autos & Housing                            6.5%
              -----------------------------------------------
              Technology                                 5.3%
              -----------------------------------------------
              Leisure                                    5.3%
              -----------------------------------------------
              Basic Materials                            4.9%
              -----------------------------------------------
              Industrial Goods & Services                4.1%
              -----------------------------------------------
              Retailing                                  2.2%
              -----------------------------------------------
              Transportation                             2.2%
              -----------------------------------------------
              Special Products & Services                1.5%
              -----------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                            21.1%
              -----------------------------------------------
              Japan                                     20.0%
              -----------------------------------------------
              France                                     9.1%
              -----------------------------------------------
              Switzerland                                9.1%
              -----------------------------------------------
              Germany                                    7.7%
              -----------------------------------------------
              Netherlands                                7.4%
              -----------------------------------------------
              Sweden                                     3.1%
              -----------------------------------------------
              South Korea                                3.0%
              -----------------------------------------------
              Norway                                     2.5%
              -----------------------------------------------
              Other Countries                           17.0%
              -----------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- MONEY MARKET SERIES

              PORTFOLIO STRUCTURE (u)

              Commercial Paper                          90.2%
              Certificate of Deposit                    10.3%
              Other Assets Less Liabilities            (0.5)%

              SHORT-TERM CREDIT QUALITY (q)

              Average Credit Quality Short-Term
              Bonds (a)                                   A-1
              -----------------------------------------------
              All holdings are rated A-1

              MATURITY BREAKDOWN (u)

              0 - 29 days                               32.1%
              -----------------------------------------------
              30 - 59 days                              39.6%
              -----------------------------------------------
              60 - 89 days                              27.6%
              -----------------------------------------------
              90 - 366 days                              1.2%
              -----------------------------------------------
              Other Assets Less Liabilities             -0.5%
              -----------------------------------------------

(a) The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"-rating category. Percentages are based on the total market value of investments as of 06/30/07.
(u) For purposes of this presentation, accrued interest, where applicable, is included.

From time to time "Other Assets Less Liabilities" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC INCOME SERIES

              PORTFOLIO STRUCTURE (i)

              Bonds                                     87.8%
              Floating Rate Loans                        0.9%
              Preferred Stocks (o)                       0.0%
              Cash & Other Net Assets                   11.3%

              FIXED INCOME SECTORS (i)

              High Yield Corporates                     33.1%
              -----------------------------------------------
              High Grade Corporates                     20.7%
              -----------------------------------------------
              Emerging Market Bonds                     13.3%
              -----------------------------------------------
              Non-U.S. Government Bonds                 11.2%
              -----------------------------------------------
              Commercial Mortgage-Backed Securities      5.9%
              -----------------------------------------------
              Mortgage-Backed Securities                 4.4%
              -----------------------------------------------
              U.S. Government Agencies                   2.4%
              -----------------------------------------------
              Floating Rate Loans                        0.9%
              -----------------------------------------------
              Asset-Backed Securities                    0.7%
              -----------------------------------------------
              Collateralized Debt Obligations            0.1%
              -----------------------------------------------
              U.S. Treasury Securities                  -4.0%
              -----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                       20.1%
              -----------------------------------------------
              AA                                         5.0%
              -----------------------------------------------
              A                                          9.6%
              -----------------------------------------------
              BBB                                       21.3%
              -----------------------------------------------
              BB                                        17.7%
              -----------------------------------------------
              B                                         20.0%
              -----------------------------------------------
              CCC                                        5.8%
              -----------------------------------------------
              Not Rated                                  0.5%
              -----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                      4.6
              -----------------------------------------------
              Average Life (i,m)                     7.5 yrs.
              -----------------------------------------------
              Average Maturity (i,m)                11.6 yrs.
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                  BBB
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                 A-1
              -----------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                             66.8%
              -----------------------------------------------
              Japan                                      4.0%
              -----------------------------------------------
              Russia                                     3.1%
              -----------------------------------------------
              Netherlands                                2.7%
              -----------------------------------------------
              Germany                                    2.7%
              -----------------------------------------------
              Mexico                                     2.0%
              -----------------------------------------------
              France                                     1.9%
              -----------------------------------------------
              Brazil                                     1.5%
              -----------------------------------------------
              Canada                                     1.4%
              -----------------------------------------------
              Other Countries                           13.9%
              -----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable, which may result in the investment in a sector of less than 0%.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o) Less than 0.1%.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 06/30/07.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007

As a contract holder of each series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in each series and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in each series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in each series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                    Beginning    Ending
                       Annualized    Account     Account      Expenses Paid
                        Expense       Value       Value     During Period (p)
BOND SERIES              Ratio       1/01/07     6/30/07     1/01/07-6/30/07
-----------------------------------------------------------------------------
Initial Class
  Actual                 0.71%      $1,000.00   $1,009.60         $3.54
  Hypothetical (h)       0.71%      $1,000.00   $1,021.27         $3.56
Service Class
  Actual                 0.96%      $1,000.00   $1,008.90         $4.78
  Hypothetical (h)       0.96%      $1,000.00   $1,020.03         $4.81

EMERGING MARKETS
EQUITY SERIES
-----------------------------------------------------------------------------
Initial Class
  Actual                 1.51%      $1,000.00   $1,145.40         $8.03
  Hypothetical (h)       1.51%      $1,000.00   $1,017.31         $7.55
Service Class
  Actual                 1.76%      $1,000.00   $1,144.10         $9.36
  Hypothetical (h)       1.76%      $1,000.00   $1,016.07         $8.80

GLOBAL
GOVERNMENTS SERIES
-----------------------------------------------------------------------------
Initial Class
  Actual                 1.00%      $1,000.00   $  990.70         $4.94
  Hypothetical (h)       1.00%      $1,000.00   $1,019.84         $5.01
Service Class
  Actual                 1.25%      $1,000.00   $  989.80         $6.17
  Hypothetical (h)       1.25%      $1,000.00   $1,018.60         $6.26

GLOBAL TOTAL
RETURN SERIES
-----------------------------------------------------------------------------
Initial Class
  Actual                 0.94%      $1,000.00   $1,044.70         $4.77
  Hypothetical (h)       0.94%      $1,000.00   $1,020.13         $4.71
Service Class
  Actual                 1.19%      $1,000.00   $1,043.90         $6.03
  Hypothetical (h)       1.19%      $1,000.00   $1,018.89         $5.96

GOVERNMENT
SECURITIES SERIES
-----------------------------------------------------------------------------
Initial Class
  Actual                 0.63%      $1,000.00   $1,009.40         $3.14
  Hypothetical (h)       0.63%      $1,000.00   $1,021.67         $3.16
Service Class
  Actual                 0.88%      $1,000.00   $1,008.10         $4.38
  Hypothetical (h)       0.88%      $1,000.00   $1,020.43         $4.41

HIGH YIELD SERIES
-----------------------------------------------------------------------------
Initial Class
  Actual                 0.79%      $1,000.00   $1,030.10         $3.98
  Hypothetical (h)       0.79%      $1,000.00   $1,020.88         $3.96
Service Class
  Actual                 1.04%      $1,000.00   $1,028.10         $5.23
  Hypothetical (h)       1.04%      $1,000.00   $1,019.64         $5.21

INTERNATIONAL
VALUE SERIES
-----------------------------------------------------------------------------
Initial Class
  Actual                 1.07%      $1,000.00   $1,082.70         $5.53
  Hypothetical (h)       1.07%      $1,000.00   $1,019.49         $5.36
Service Class
  Actual                 1.31%      $1,000.00   $1,081.30         $6.76
  Hypothetical (h)       1.31%      $1,000.00   $1,018.30         $6.56

MONEY MARKET SERIES
-----------------------------------------------------------------------------
Initial Class
  Actual                 0.58%      $1,000.00   $1,023.90         $2.91
  Hypothetical (h)       0.58%      $1,000.00   $1,021.92         $2.91
Service Class
  Actual                 0.83%      $1,000.00   $1,022.70         $4.16
  Hypothetical (h)       0.83%      $1,000.00   $1,020.68         $4.16

STRATEGIC
INCOME SERIES
-----------------------------------------------------------------------------
Initial Class
  Actual                 0.90%      $1,000.00   $1,014.00         $4.49
  Hypothetical (h)       0.90%      $1,000.00   $1,020.33         $4.51
Service Class
  Actual                 1.15%      $1,000.00   $1,013.40         $5.74
  Hypothetical (h)       1.15%      $1,000.00   $1,019.09         $5.76

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

BOND SERIES

BONDS -- 96.2%

ISSUER                                               SHARES/PAR      VALUE ($)
AEROSPACE -- 0.5%
Bombardier, Inc., 6.3%, 2014 (n) ...............    $ 1,060,000    $  1,007,000
                                                                   ------------

ASSET BACKED & SECURITIZED -- 11.4%
ARCap REIT, Inc., "G", 6.1%, 2045 (n) ..........    $   350,000    $    296,775
Asset Securitization Corp., FRN, 8.1463%, 2029 .        775,000         823,817
Banc of America Commercial Mortgage, Inc., FRN,
  5.965%, 2045 .................................        680,000         678,391
Bayview Financial Revolving Mortgage Loan Trust,
  FRN, 6.12%, 2040 (z) .........................        470,000         469,998
Brazilian Merchant Voucher Receivables Ltd.,
  5.911%, 2011 (z) .............................        814,197         808,091
Citigroup Commercial Mortgage Trust,
  5.462%, 2049 .................................        660,000         637,194
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, "H", FRN, 5.8816%, 2049 (z) ...........        168,440         155,505
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, "J", FRN, 5.8816%, 2049 (z) ...........        280,000         252,512
Commercial Mortgage Acceptance Corp., FRN,
  1.1108%, 2030 (i) ............................      7,343,829         156,744
Countrywide Asset-Backed Certificates, FRN,
  4.575%, 2035 .................................         57,861          57,533
Credit Suisse Mortgage Capital Certificate,
  5.343%, 2039 .................................      1,030,000         985,960
CRIIMI MAE Commercial Mortgage Trust,
  7%, 2033 (n) .................................        338,193         335,758
Deutsche Mortgage & Asset Receiving Corp.,
  6.538%, 2031 .................................        213,777         213,942
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z) .        625,000         629,639
Falcon Franchise Loan LLC, 6.5%, 2014 (z) ......        440,000         386,891
Falcon Franchise Loan LLC, FRN,
  4.0961%, 2025 (i)(z) .........................      2,476,067         338,924
First Union-Lehman Brothers Commercial Mortgage
  Trust, 7%, 2029 (n) ..........................        607,000         642,757
GE Commercial Mortgage Corp., FRN,
  5.5182%, 2044 ................................        440,000         426,093
GMAC Commercial Mortgage Securities, Inc.,
  6.02%, 2033 (z) ..............................        800,000         799,673
GMAC Commercial Mortgage Securities, Inc., FRN,
  7.9175%, 2034 (n) ............................        825,000         872,378
Greenwich Capital Commercial Funding Corp.,
  4.305%, 2042 .................................        589,156         573,943
Greenwich Capital Commercial Funding Corp.,
  FRN, 6.1126%, 2016 ...........................        350,000         352,229
IKON Receivables Funding LLC, 3.27%, 2011 ......        145,179         144,995
JPMorgan Chase Commercial Mortgage Securities
  Corp., 5.372%, 2047 ..........................        820,000         784,596
JPMorgan Chase Commercial Mortgage Securities
  Corp., FRN, 5.5072%, 2042 (n) ................        765,072         711,555
JPMorgan Chase Commercial Mortgage Securities
  Corp., FRN, 5.5421%, 2043 ....................      1,168,381       1,131,000
JPMorgan Chase Commercial Mortgage Securities
  Corp., FRN, 5.855%, 2043 .....................        681,261         680,392
JPMorgan Chase Commercial Mortgage Securities
  Corp., FRN, 5.038%, 2046 .....................        880,000         838,730
KKR Financial CLO Ltd., "C", FRN,
  6.82%, 2021 (n) ..............................        505,395         505,395
Lehman Brothers Commercial Conduit Mortgage
  Trust, FRN, 1.0908%, 2030 (i) ................      5,658,361         121,117
Morgan Stanley Capital I, Inc., 5.72%, 2032 ....        301,502         302,388
Morgan Stanley Capital I, Inc., FRN,
  0.6998%, 2030 (i)(n) .........................     20,916,089         222,152
Mortgage Capital Funding, Inc., FRN,
  0.7905%, 2031 (i) ............................      5,871,500          23,641
Nomura Asset Acceptance Corp., FRN,
  4.423%, 2034 .................................        261,901         259,671
Prudential Securities Secured Financing Corp.,
  FRN, 7.3821%, 2013 (z) .......................        567,000         588,086
Spirit Master Funding LLC, 5.05%, 2023 (z) .....        457,686         428,504
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n) .....         73,359          73,422
TPREF Funding III Ltd., CDO, 5.34% to 2008,
  FRN to 2033(z) ...............................      1,075,000       1,068,953
Wachovia Bank Commercial Mortgage Trust, FRN,
  4.847%, 2041 .................................        551,473         519,987
Wachovia Bank Commercial Mortgage Trust, FRN,
  6.0213%, 2043 (z) ............................        420,000         391,400
Wachovia Bank Commercial Mortgage Trust, FRN,
  5.3683%, 2044 ................................        391,000         376,046
Wachovia Bank Commercial Mortgage Trust, FRN,
  5.4905%, 2044 ................................        600,000         579,844
Wachovia Bank Commercial Mortgage Trust, FRN,
  6.1637%, 2045 ................................        680,000         685,627
Wachovia Bank Commercial Mortgage Trust, FRN,
  5.603%, 2048 .................................        700,000         683,780
                                                                   ------------
                                                                   $ 22,016,028
                                                                   ------------
AUTOMOTIVE -- 0.8%
Ford Motor Credit Co., 9.75%, 2010 .............    $   530,000    $    553,418
Johnson Controls, Inc., 5.5%, 2016 .............      1,050,000       1,016,689
                                                                   ------------
                                                                   $  1,570,107
                                                                   ------------
BROADCASTING -- 1.6%
CBS Corp., 6.625%, 2011 ........................    $   933,000    $    957,652
Clear Channel Communications, Inc.,
  7.65%, 2010 ..................................        671,000         700,825
Clear Channel Communications, Inc.,
  6.25%, 2011 ..................................        480,000         461,925
News America Holdings, 8.5%, 2025 ..............        770,000         904,319
                                                                   ------------
                                                                   $  3,024,721
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 2.0%
Goldman Sachs Group, Inc., 5.625%, 2017 ........    $ 1,059,000    $  1,014,959
INVESCO PLC, 4.5%, 2009 ........................      1,097,000       1,070,503
Merrill Lynch & Co., Inc., 6.05%, 2016 .........        979,000         968,355
Morgan Stanley, 5.75%, 2016 ....................        906,000         885,081
                                                                   ------------
                                                                   $  3,938,898
                                                                   ------------
BUILDING -- 0.8%
American Standard Cos., Inc., 7.375%, 2008 .....    $ 1,150,000    $  1,159,389
American Standard Cos., Inc., 7.625%, 2010 .....        302,000         315,913
                                                                   ------------
                                                                   $  1,475,302
                                                                   ------------
BUSINESS SERVICES -- 0.6%
Xerox Corp., 6.4%, 2016 ........................    $ 1,020,000    $  1,026,289
Xerox Corp., 6.75%, 2017 .......................        195,000         200,027
                                                                   ------------
                                                                   $  1,226,316
                                                                   ------------
CABLE TV -- 2.0%
Comcast Corp., 6.45%, 2037 .....................    $   910,000    $    876,989
Cox Communications, Inc., 4.625%, 2013 .........        994,000         930,976
CSC Holdings, Inc., 7.875%, 2007 ...............        975,000         981,094
Rogers Cable, Inc., 5.5%, 2014 .................        364,000         352,980
TCI Communications, Inc., 9.8%, 2012 ...........        439,000         506,717
Time Warner Entertainment Co. LP,
  8.375%, 2033 .................................        266,000         308,704
                                                                   ------------
                                                                   $  3,957,460
                                                                   ------------
COMPUTER SOFTWARE -- 0.3%
Seagate Technology HDD Holdings, 6.375%, 2011 ..    $   610,000    $    594,750
                                                                   ------------
CONGLOMERATES -- 0.3%
Kennametal, Inc., 7.2%, 2012 ...................    $   526,000    $    551,950
                                                                   ------------
CONSTRUCTION -- 0.5%
D.R. Horton, Inc., 7.875%, 2011 ................    $   764,000    $    792,114
D.R. Horton, Inc., 5.625%, 2014 ................        269,000         248,155
                                                                   ------------
                                                                   $  1,040,269
                                                                   ------------
CONSUMER GOODS & SERVICES -- 1.1%
Fortune Brands, Inc., 5.125%, 2011 .............    $   940,000    $    917,261
Service Corp. International, 7.375%, 2014 ......        300,000         301,500
Western Union Co., 5.4%, 2011 ..................      1,023,000       1,009,269
                                                                   ------------
                                                                   $  2,228,030
                                                                   ------------
DEFENSE ELECTRONICS -- 1.3%
L-3 Communications Corp., 6.375%, 2015 .........    $ 1,115,000    $  1,053,675
Litton Industries, Inc., 8%, 2009 ..............      1,300,000       1,369,280
                                                                   ------------
                                                                   $  2,422,955
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN -- 0.7%
Corporacion Nacional del Cobre de Chile,
  6.375%, 2012 (n) .............................    $   342,000    $    354,188
Gazprom International S.A., 6.51%, 2022 (n) ....        460,000         454,020
Pemex Finance Ltd., 9.69%, 2009 ................        493,650         517,715
                                                                   ------------
                                                                   $  1,325,923
                                                                   ------------
EMERGING MARKET SOVEREIGN -- 0.2%
Republic of Argentina, FRN, 5.475%, 2012 .......    $   375,000    $    356,187
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.2%
Nexen, Inc., 6.4%, 2037 ........................    $   920,000    $    879,563
Ocean Energy, Inc., 7.25%, 2011 ................      1,400,000       1,473,539
                                                                   ------------
                                                                   $  2,353,102
                                                                   ------------
ENERGY -- INTEGRATED -- 0.7%
TNK-BP Ltd., 6.875%, 2011 (n) ..................    $ 1,360,000    $  1,374,960
                                                                   ------------
ENTERTAINMENT -- 0.6%
Time Warner, Inc., 9.125%, 2013 ................    $   916,000    $  1,052,206
Time Warner, Inc., 6.5%, 2036 ..................        110,000         104,442
                                                                   ------------
                                                                   $  1,156,648
                                                                   ------------
FINANCIAL INSTITUTIONS -- 4.8%
Capmark Financial Group, Inc.,
  5.875%, 2012 (z) .............................    $ 1,030,000    $  1,016,502
CIT Group, Inc., 6.1% to 2017, FRN to 2067 .....        150,000         136,608
Countrywide Financial Corp., 6.25%, 2016 .......        931,000         914,337
Deluxe Corp., 5%, 2012 .........................        535,000         481,500
Deluxe Corp., 5.125%, 2014 .....................        260,000         221,000
Deluxe Corp., 7.375%, 2015 (z) .................        260,000         258,700
General Motors Acceptance Corp., 5.85%, 2009 ...        696,000         685,934
General Motors Acceptance Corp., 7.25%, 2011 ...        739,000         736,577
HSBC Finance Corp., 6.75%, 2011 ................        550,000         570,915
HSBC Finance Corp., 5.5%, 2016 .................      1,402,000       1,351,072
ILFC E-Capital Trust I, FRN, 5.9%, 2065 (n) ....      1,000,000         994,426
International Lease Finance Corp.,
  5.625%, 2013 .................................        524,000         522,830
Residential Capital LLC, 6.5%, 2012 ............        510,000         497,654
Residential Capital LLC, 6.875%, 2015 ..........        930,000         902,021
                                                                   ------------
                                                                   $  9,290,076
                                                                   ------------
FOOD & BEVERAGES -- 1.8%
Diageo Capital PLC, 5.5%, 2016 .................    $ 1,070,000    $  1,034,561
Miller Brewing Co., 5.5%, 2013 (n) .............      1,494,000       1,469,019
Tyson Foods, Inc., 6.6%, 2016 ..................        950,000         975,403
                                                                   ------------
                                                                   $  3,478,983
                                                                   ------------
FOOD & DRUG STORES -- 0.5%
CVS Caremark Corp., 5.75%, 2017 ................    $ 1,040,000    $  1,003,415
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.7%
MeadWestvaco Corp., 6.8%, 2032 .................    $   524,000    $    478,184
Stora Enso Oyj, 7.25%, 2036 (n) ................        823,000         819,615
                                                                   ------------
                                                                   $  1,297,799
                                                                   ------------
GAMING & LODGING -- 2.1%
Host Marriott LP, 6.75%, 2016 ..................    $ 1,110,000    $  1,087,800
MGM Mirage, Inc., 8.375%, 2011 .................        930,000         950,925
Royal Caribbean Cruises Ltd., 8%, 2010 .........        705,000         739,036
Starwood Hotels & Resorts Worldwide, Inc.,
  7.875%, 2012 .................................        575,000         598,773
Wyndham Worldwide Corp., 6%, 2016 ..............        670,000         646,196
                                                                   ------------
                                                                   $  4,022,730
                                                                   ------------
INSURANCE -- 1.6%
American International Group, Inc.,
  6.25%, 2037 ..................................    $   810,000    $    765,866
ING Groep N.V., 5.775% to 2015, FRN to 2049 ....        902,000         870,563
UnumProvident Corp., 6.85%, 2015 (n) ...........      1,340,000       1,369,308
                                                                   ------------
                                                                   $  3,005,737
                                                                   ------------
INSURANCE -- PROPERTY & CASUALTY -- 1.4%
AXIS Capital Holdings Ltd., 5.75%, 2014 ........    $   605,000    $    587,765
Chubb Corp., 6.375% to 2017, FRN to 2037 .......        660,000         645,413
Fund American Cos., Inc., 5.875%, 2013 .........        993,000         976,472
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z) ...        580,000         566,178
                                                                   ------------
                                                                   $  2,775,828
                                                                   ------------
MACHINERY & TOOLS -- 0.6%
Case New Holland, Inc., 7.125%, 2014 ...........    $ 1,095,000    $  1,108,688
                                                                   ------------
MAJOR BANKS -- 7.2%
BAC Capital Trust XIV, 5.63% to 2012,
  FRN to 2043 ..................................    $   970,000    $    948,447
Barclays Bank PLC, 8.55% to 2011,
  FRN to 2049 (n) ..............................      1,682,000       1,852,291
BNP Paribas, 5.186% to 2015, FRN to 2049 (n) ...      1,147,000       1,069,479
BNP Paribas, 7.195% to 2037, FRN to 2049 (z) ...        700,000         707,935
HBOS Capital Funding LP, 6.071% to 2014,
  FRN to 2049 (n) ..............................      1,205,000       1,199,306
MUFG Capital Finance 1 Ltd., 6.346% to 2016,
  FRN to 2049 ..................................      1,186,000       1,165,335
Natexis AMBS Co. LLC, 8.44% to 2008,
  FRN to 2049 (n) ..............................      1,637,000       1,680,142
PNC Funding Corp., 5.625%, 2017 ................        710,000         695,539
Royal Bank of Scotland Group PLC, 9.118%, 2049 .        348,000         378,331
Socgen Real Estate LLC, 7.64% to 2007,
  FRN to 2049 (n) ..............................      2,047,000       2,056,936
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049 (n) ................        851,000         939,692
Wachovia Corp., 6.605%, 2025 ...................      1,270,000       1,336,968
                                                                   ------------
                                                                   $ 14,030,401
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 2.4%
Cardinal Health, Inc., 6%, 2017 (z) ............    $   900,000    $    889,342
Fisher Scientific International, Inc.,
  6.125%, 2015 .................................      1,115,000       1,094,830
HCA, Inc., 8.75%, 2010 .........................        838,000         874,663
Hospira, Inc., 5.55%, 2012 .....................        210,000         208,171
Hospira, Inc., 6.05%, 2017 .....................        760,000         748,394
McKesson Corp., 5.7%, 2017 .....................        770,000         743,899
                                                                   ------------
                                                                   $  4,559,299
                                                                   ------------
METALS & MINING -- 1.2%
International Steel Group, Inc., 6.5%, 2014 ....    $   945,000    $    963,637
Peabody Energy Corp., 5.875%, 2016 .............        735,000         687,225
Vale Overseas Ltd., 6.25%, 2017 ................        663,000         657,577
                                                                   ------------
                                                                   $  2,308,439
                                                                   ------------
MORTGAGE BACKED -- 9.0%
Fannie Mae, 6%, 2012 - 2035 ....................    $ 2,080,636    $  2,070,600
Fannie Mae, 5.5%, 2017 - 2035 ..................      5,887,348       5,759,150
Fannie Mae, 4.5%, 2018 .........................      1,675,746       1,596,709
Fannie Mae, 7.5%, 2030 - 2031 ..................        243,998         254,773
Fannie Mae, 6.5%, 2032 .........................        893,808         909,639
Freddie Mac, 6%, 2021 - 2034 ...................        728,046         727,786
Freddie Mac, 5%, 2025 - 2035 ...................      4,487,736       4,244,867
Freddie Mac, 5.5%, 2035 ........................      1,911,630       1,848,031
                                                                   ------------
                                                                   $ 17,411,555
                                                                   ------------
NATURAL GAS -- PIPELINE -- 3.1%
CenterPoint Energy Resources Corp.,
  7.875%, 2013 .................................    $ 1,383,000    $  1,509,593
CenterPoint Energy, Inc., 5.95%, 2017 ..........        450,000         439,884
Intergas Finance B.V., 6.375%, 2017 (z) ........        608,000         582,160
Kinder Morgan Energy Partners LP,
  5.125%, 2014 .................................        410,000         386,709
Kinder Morgan Energy Partners LP, 7.4%, 2031 ...        581,000         612,474
Magellan Midstream Partners LP, 5.65%, 2016 ....        733,000         705,800
Spectra Energy Capital LLC, 8%, 2019 ...........        942,000       1,045,486
Williams Cos., Inc., 7.125%, 2011 ..............        689,000         706,225
                                                                   ------------
                                                                   $  5,988,331
                                                                   ------------
NETWORK & TELECOM -- 3.6%
AT&T, Inc., 5.1%, 2014 .........................    $ 1,361,000    $  1,298,176
CenturyTel, Inc., 8.375%, 2010 .................         30,000          32,389
Deutsche Telekom International Finance
  B.V., 8%, 2010 ...............................        548,000         584,091
Telecom Italia Capital, 6.2%, 2011 .............        930,000         941,525
Telefonica Emisiones S.A.U., 7.045%, 2036 ......        550,000         569,567
Telefonica Europe B.V., 7.75%, 2010 ............        981,000       1,039,941
TELUS Corp., 8%, 2011 ..........................      1,734,000       1,854,253
Verizon New York, Inc., 6.875%, 2012 ...........        635,000         662,056
                                                                   ------------
                                                                   $  6,981,998
                                                                   ------------
OIL SERVICES -- 0.7%
Halliburton Co., 5.5%, 2010 ....................    $   907,000    $    906,120
Weatherford International, Inc.,
  6.35%, 2017 (z) ..............................        440,000         445,807
                                                                   ------------
                                                                   $  1,351,927
                                                                   ------------
OILS -- 0.9%
Premcor Refining Group, Inc., 7.5%, 2015 .......    $ 1,690,000    $  1,742,429
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 6.8%
Alfa Diversified Payment Rights Finance Co.
  S.A., FRN, 7.35%, 2012 (z) ...................    $   530,000    $    529,338
Alfa Diversified Payment Rights Finance Co.,
  FRN, 7.26%, 2011 (n) .........................        596,700         596,700
Banco Mercantil del Norte S.A., 5.875% to 2009,
  FRN to 2014 (n) ..............................      1,000,000       1,000,000
Chuo Mitsui Trust & Banking Co., 5.506% to 2015,
  FRN to 2049 (n) ..............................        814,000         768,331
Citigroup, Inc., 5%, 2014 ......................        938,000         892,284
Credit Suisse (USA), Inc., 4.875%, 2010 ........      1,389,000       1,367,990
Fifth Third Bancorp, 5.45%, 2017 ...............        900,000         867,987
HSBK Europe B.V., 7.25%, 2017 (n) ..............        649,000         632,775
Mizuho Capital Investment 1 Ltd., 6.686%
  to 2016, FRN to 2049 (n) .....................      1,250,000       1,235,980
Mizuho Financial Group, Inc., 5.79%, 2014 (n) ..        929,000         927,479
Nordea Bank AB, 5.424% to 2015,
  FRN to 2049 (n) ..............................        700,000         660,470
Resona Bank Ltd., 5.85% to 2016,
  FRN to 2049 (n) ..............................      1,051,000       1,004,884
Russian Standard Finance S.A.,
  8.625%, 2011 (n) .............................        605,000         597,438
UBS Preferred Funding Trust V, 6.243% to 2016,
  FRN to 2049 ..................................      1,030,000       1,034,066
UFJ Finance Aruba AEC, 6.75%, 2013 .............      1,028,000      1,085,459
                                                                   ------------
                                                                   $ 13,201,181
                                                                   ------------
PRINTING & PUBLISHING -- 0.8%
Dex Media West LLC, 9.875%, 2013 ...............    $   659,000    $    705,130
Idearc, Inc., 8%, 2016 .........................        870,000         878,700
                                                                   ------------
                                                                   $  1,583,830
                                                                   ------------
RAILROAD & SHIPPING -- 1.1%
CSX Corp., 6.3%, 2012 ..........................    $   826,000    $    841,995
Kansas City Southern de Mexico,
  7.375%, 2014 (z) .............................        330,000         327,525
TFM S.A. de C.V., 9.375%, 2012 .................        968,000       1,035,760
                                                                   ------------
                                                                   $  2,205,280
                                                                   ------------
REAL ESTATE -- 2.9%
Erp Operating LP, 5.75%, 2017 ..................    $   970,000    $    950,947
HRPT Properties Trust, REIT, 6.25%, 2016 .......      1,027,000       1,033,162
Liberty Property Ltd. Partnership, REIT,
  5.5%, 2016 ...................................        660,000         634,243
ProLogis, REIT, 5.75%, 2016 ....................      1,113,000       1,097,809
ProLogis, REIT, 5.625%, 2016 ...................        160,000         155,746
Simon Property Group LP, REIT, 6.35%, 2012 .....        629,000         648,459
Simon Property Group LP, REIT, 5.75%, 2015 .....      1,200,000       1,187,347
                                                                   ------------
                                                                   $  5,707,713
                                                                   ------------
RESTAURANTS -- 0.3%
YUM! Brands, Inc., 8.875%, 2011 ................    $   466,000    $    512,703
                                                                   ------------
RETAILERS -- 1.4%
Dollar General Corp., 8.625%, 2010 .............    $   725,000    $    788,138
Federated Department Stores, Inc.,
  6.625%, 2011 .................................        426,000         433,175
Federated Retail Holdings, Inc., 5.35%, 2012 ...        480,000         471,573
Home Depot, Inc., 5.4%, 2016 ...................        463,000         434,013
Home Depot, Inc., 5.875%, 2036 .................        530,000         472,231
J.C. Penney Corp., Inc., 8%, 2010 ..............         81,000          85,529
                                                                   ------------
                                                                   $  2,684,659
                                                                   ------------
SUPRANATIONAL -- 0.3%
Corporacion Andina de Fomento, 6.875%, 2012 ....    $   481,000    $    503,737
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.4%
Mobile TeleSystems OJSC, 9.75%, 2008 (n) .......    $   559,000    $    568,950
Nextel Communications, Inc., 5.95%, 2014 .......      1,570,000       1,495,351
Rogers Wireless, Inc., 7.25%, 2012 .............        535,000         564,885
                                                                   ------------
                                                                   $  2,629,186
                                                                   ------------
TELEPHONE SERVICES -- 0.6%
Embarq Corp., 7.082%, 2016 .....................    $ 1,070,000    $  1,075,994
                                                                   ------------
TOBACCO -- 1.0%
Reynolds American, Inc., 7.25%, 2012 ...........    $   881,000    $    913,339
Reynolds American, Inc., 6.75%, 2017 ...........        640,000         648,000
Reynolds American, Inc., 7.25%, 2037 ...........        460,000         471,500
                                                                   ------------
                                                                   $  2,032,839
                                                                   ------------
TRANSPORTATION -- SERVICES -- 0.5%
FedEx Corp., 9.65%, 2012 .......................    $   852,000    $    992,006
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 3.2%
U.S. Treasury Bonds, 6.25%, 2023 ...............    $   963,000    $  1,069,307
U.S. Treasury Bonds, 5.375%, 2031 ..............      1,374,000       1,410,926
U.S. Treasury Bonds, 4.5%, 2036 ................      2,790,000       2,526,259
U.S. Treasury Notes, TIPS, 2%, 2014 ............      1,249,736       1,199,649
                                                                   ------------
                                                                   $  6,206,141
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 7.7%
AES Corp., 8.875%, 2011 ........................    $   932,000    $    982,095
Allegheny Energy Supply Co. LLC,
  8.25%, 2012 (n) ..............................      1,110,000       1,182,150
Beaver Valley Funding Corp., 9%, 2017 ..........      1,002,000       1,116,699
DPL, Inc., 6.875%, 2011 ........................        614,000         637,543
Edison Mission Energy, 7.625%, 2027 (n) ........         75,000          70,875
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 ..................................        520,000         580,549
Enersis S.A., 7.375%, 2014 .....................        686,000         727,021
Exelon Generation Co. LLC, 6.95%, 2011 .........      1,790,000       1,858,382
Mirant Americas Generation LLC, 8.3%, 2011 .....        700,000         722,750
NiSource Finance Corp., 7.875%, 2010 ...........        755,000         803,911
NorthWestern Corp., 5.875%, 2014 ...............        680,000         659,894
NRG Energy, Inc., 7.375%, 2016 .................      1,110,000       1,112,775
Pacific Gas & Electric Co., 5.8%, 2037 .........        530,000         494,368
PSEG Power LLC, 5.5%, 2015 .....................        284,000         273,176
Reliant Energy, Inc., 7.625%, 2014 .............      1,030,000       1,004,250
System Energy Resources, Inc.,
  5.129%, 2014 (n) .............................        674,375         652,404
TXU Energy Co., 7%, 2013 .......................      1,105,000       1,139,796
Waterford 3 Funding Corp., 8.09%, 2017 .........        841,186         858,977
                                                                   ------------
                                                                   $ 14,877,615
                                                                   ------------
    Total Bonds
      (Identified Cost, $189,577,459) ..........                   $186,191,125
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 2.4%
New Center Asset Trust, 5.36%, due 7/02/07,
  at Amortized Cost and Value (y) ..............    $ 4,608,000    $  4,607,314
                                                                   ------------
    Total Investments
      (Identified Cost, $194,184,773) (k) ......                   $190,798,439
                                                                   ------------

OTHER ASSETS, LESS LIABILITIES -- 1.4% .........                      2,729,352
                                                                   ------------
    Net Assets -- 100.0% .......................                   $193,527,791
                                                                   ------------

SWAP AGREEMENTS AT 6/30/07

                                                                                                                        UNREALIZED
                 NOTIONAL                                                    CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION        AMOUNT                     COUNTERPARTY                    TO RECEIVE               TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/17       USD    380,000    Goldman Sachs International                      (1)            0.40% (fixed rate)       $ 1,376
3/20/17       USD    160,000    JPMorgan Chase Bank                              (2)            0.78% (fixed rate)          (469)
3/20/17       USD    166,000    Merrill Lynch International                      (2)            0.81% (fixed rate)          (452)
3/20/17       USD    160,000    JPMorgan Chase Bank                              (2)            0.80% (fixed rate)          (713)
3/20/17       USD    490,000    Goldman Sachs International              0.52% (fixed rate)             (3)                1,952
3/20/17       USD    500,000    JPMorgan Chase Bank                      0.49% (fixed rate)             (3)                  875
3/20/17       USD    500,000    Merrill Lynch International                      (4)            0.37% (fixed rate)         6,466
3/20/17       USD    500,000    JPMorgan Chase Bank                              (5)            0.38% (fixed rate)         2,525
6/20/09       USD    500,000    JPMorgan Chase Bank                       4.1% (fixed rate)             (6)                3,840
6/20/17       USD    540,000    Morgan Stanley Capital Services, Inc.            (7)            0.74% (fixed rate)        (1,360)
6/20/17       USD    500,000    Morgan Stanley Capital Services, Inc.            (8)            0.27% (fixed rate)         1,061
6/20/17       USD    500,000    Merrill Lynch International                      (9)            0.91% (fixed rate)        (1,561)
9/20/17       USD    500,000    Goldman Sachs International                     (10)           0.2125% (fixed rate)         (420)
                                                                                                                         -------
                                                                                                                         $13,120
                                                                                                                         =======

(1)  Series to receive notional amount upon a defined credit default event by Dover Corp., 6.25%, 6/01/08.
(2)  Series to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375, 8/01/10.
(3)  Series to pay notional amount upon a defined credit default event by Burlington Northern Sante Fe Corp., 6.75%, 7/15/11.
(4)  Series to receive notional amount upon a defined credit default event by Rohm & Haas Co., 7.85%, 7/15/29.
(5)  Series to receive notional amount upon a defined credit default event by PPG Industries, Inc., 7.05%, 8/15/09.
(6)  Series to pay notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.
(7)  Series to receive notional amount upon a defined credit default event by Spectra Energy, 6.25%, 2/15/13.
(8)  Series to receive notional amount upon a defined credit default event by Kimberly-Clark Corp., 6.875%, 2/15/14.
(9)  Series to receive notional amount upon a defined credit default event by New York Times & Co., 4.61%, 9/26/12.
(10) Series to receive notional amount upon a defined credit default event by United Parcel Service, Inc., 8.375%, 4/01/30.

At June 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                                    See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

EMERGING MARKETS EQUITY SERIES

COMMON STOCKS -- 99.4%

ISSUER                                               SHARES/PAR      VALUE ($)
APPAREL MANUFACTURERS -- 0.2%
Stella International Holdings (a) ..............        108,500    $    217,283
                                                                   ------------
AUTOMOTIVE -- 0.9%
Hyundai Mobis ..................................          4,858    $    461,690
PT Astra International Tbk. ....................        272,000         508,778
                                                                   ------------
                                                                   $    970,468
                                                                   ------------
BROADCASTING -- 1.5%
Grupo Televisa S.A., ADR .......................         40,470    $  1,117,377
TV Azteca S.A. de C.V. .........................        582,400         518,599
                                                                   ------------
                                                                   $  1,635,976
                                                                   ------------
CHEMICALS -- 1.5%
Israel Chemicals Ltd. ..........................        132,658    $  1,051,158
Makhteshim-Agan Industries Ltd. ................         86,741         628,174
                                                                   ------------
                                                                   $  1,679,332
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 2.9%
Acer, Inc. .....................................        300,000    $    611,574
HCL Technologies Ltd. ..........................        261,821       2,212,341
High Tech Computer Corp. .......................         26,400         471,515
                                                                   ------------
                                                                   $  3,295,430
                                                                   ------------
CONGLOMERATES -- 1.6%
Ayala Corp. ....................................         45,352    $    534,418
CITIC Pacific Ltd. .............................        129,000         647,640
First Pacific Co. Ltd. .........................        808,000         583,935
                                                                   ------------
                                                                   $  1,765,993
                                                                   ------------
CONSTRUCTION -- 2.7%
Consorcio ARA S.A. de C.V. .....................        199,420    $    322,660
Corporacion Moctezuma S.A. de C.V. .............        179,500         574,048
Filinvest Land, Inc. (a) .......................      9,453,300         441,495
SARE Holding S.A. de C.V., "B" (a) .............        287,800         473,651
Siam Cement Public Co. Ltd. ....................        151,300       1,174,465
                                                                   ------------
                                                                   $  2,986,319
                                                                   ------------
CONSUMER GOODS & SERVICES -- 0.8%
Kimberly-Clark de Mexico S.A. de C.V., "A" .....        211,368    $    917,979
                                                                   ------------
ELECTRONICS -- 9.0%
ASM Pacific Technology Ltd. ....................        187,500    $  1,358,644
Samsung Electronics Co. Ltd. ...................          7,954       4,873,046
Taiwan Semiconductor Manufacturing Co. Ltd. ....        526,962       1,136,786
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR ....................................        177,563       1,976,276
United Microelectronics Corp. ..................      1,362,000         822,604
                                                                   ------------
                                                                   $ 10,167,356
                                                                   ------------
ENERGY -- INDEPENDENT -- 0.7%
CNOOC Ltd. .....................................        311,000    $    352,451
Oil & Natural Gas Corp. Ltd. ...................         19,316         429,716
                                                                   ------------
                                                                   $    782,167
                                                                   ------------
ENERGY -- INTEGRATED -- 14.6%
Gazprom NEFT, ADR (l) ..........................          8,502    $    169,935
OAO Gazprom, ADR (l) ...........................        195,229       8,180,095
PetroChina Co. Ltd. ............................      1,486,000       2,189,655
Petroleo Brasileiro S.A., ADR ..................         48,458       5,876,502
                                                                   ------------
                                                                   $ 16,416,187
                                                                   ------------
FOOD & BEVERAGES -- 0.9%
Grupo Continential S.A. ........................        224,453    $    498,623
Tiger Brands Ltd. ..............................         21,485         550,230
                                                                   ------------
                                                                   $  1,048,853
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.8%
Aracruz Celulose S.A., ADR (l) .................         13,808    $    914,642
                                                                   ------------
GAMING & LODGING -- 1.1%
Genting Berhad .................................        248,000    $    592,614
Resorts World Berhad ...........................        615,200         616,536
                                                                   ------------
                                                                   $  1,209,150
                                                                   ------------
GENERAL MERCHANDISE -- 1.6%
Massmart Holdings Ltd. .........................         54,996    $    670,521
Wal-Mart de Mexico S.A.B. de C.V. ..............        291,300       1,104,964
                                                                   ------------
                                                                   $  1,775,485
                                                                   ------------
INSURANCE -- 1.1%
Sanlam Ltd. ....................................        377,281    $  1,196,463
                                                                   ------------
MAJOR BANKS -- 6.0%
Banco Santander Chile, ADR .....................          9,523    $    471,769
Kookmin Bank ...................................         26,639       2,338,500
Korea Exchange Bank (z) ........................         34,860         518,834
Malayan Banking Berhad .........................        172,400         599,218
Nedbank Group Ltd. .............................         26,789         497,956
Standard Bank Group Ltd. .......................         95,898       1,328,040
Unibanco -- Uniao de Bancos Brasileiros
  S.A., GDR ....................................          8,726         984,904
                                                                   ------------
                                                                   $  6,739,221
                                                                   ------------
METALS & MINING -- 9.8%
Companhia Vale do Rio Doce, ADR ................        107,657    $  4,796,119
First Uranium Corp. (a) ........................         32,560         366,101
First Uranium Corp. (a) ........................         29,810         335,180
Grupo Mexico SAB de C.V. .......................        249,800       1,525,136
KGHM Polska Miedz S.A. .........................         11,832         450,388
Mining & Metallurgical Co. Norilsk
  Nickel, ADR ..................................          5,224       1,145,899
Southern Copper Corp. ..........................          8,102         763,695
Steel Authority of India Ltd. ..................        184,607         593,663
Ternium S.A., ADR (l) ..........................         15,420         467,072
Usinas Siderurgicas de Minas Gerais
  S.A., IPS ....................................          9,600         547,547
                                                                   ------------
                                                                   $ 10,990,800
                                                                   ------------
NATURAL GAS -- PIPELINE -- 0.3%
Transneft OAO, IPS .............................            179    $    292,335
                                                                   ------------
OIL SERVICES -- 2.2%
Addax Petroleum Corp. (n) ......................         38,830    $  1,455,577
Tenaris S.A., ADR ..............................         21,828       1,068,699
                                                                   ------------
                                                                   $  2,524,276
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 11.3%
ABSA Group Ltd. ................................         56,713    $  1,052,024
African Bank Investments Ltd. ..................        236,538         995,723
AMMB Holdings Berhad ...........................        457,200         572,079
Asya Katilim Bankasi A.S. (a) ..................         61,349         376,331
Banco Bradesco S.A., ADR .......................         79,857       1,925,352
Banco Macro S.A., ADR ..........................         14,698         483,123
Bancolombia S.A., ADR (l) ......................         15,290         501,971
Bidvest Group Ltd. .............................         25,582         519,724
Cathay Financial Holding Co. Ltd. ..............        387,894         926,480
Credicorp Ltd. .................................         14,311         875,404
FirstRand Ltd. .................................        354,046       1,125,259
Hana Financial Group, Inc. .....................          9,290         453,011
OTP Bank Ltd., GDR .............................          8,621         995,726
PT Bank Central Asia Tbk. ......................        739,500         446,074
Shinhan Financial Group Co. Ltd. ...............         11,830         719,647
Turkiye Garanti Bankasi A.S. ...................        142,068         795,702
                                                                   ------------
                                                                   $ 12,763,630
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 0.1%
Lite-On Technology Corp. .......................         72,000    $     92,777
                                                                   ------------
PHARMACEUTICALS -- 2.1%
Teva Pharmaceutical Industries Ltd., ADR .......         56,245    $  2,320,106
                                                                   ------------
PRECIOUS METALS & MINERALS -- 2.0%
Compania de Minas Buenaventura S.A.A.,
  ADR (l) ......................................         16,900    $    633,074
Gold Fields ....................................         34,530         533,515
Impala Platinum Holdings Ltd. ..................         36,774       1,116,894
                                                                   ------------
                                                                   $  2,283,483
                                                                   ------------
REAL ESTATE -- 0.3%
Regal REIT (a) .................................      1,152,000    $    391,957
                                                                   ------------
SPECIALTY CHEMICALS -- 0.7%
LG Chemical Ltd. ...............................          9,980    $    843,685
                                                                   ------------
SPECIALTY STORES -- 1.5%
Ellerine Holdings Ltd. .........................         46,773    $    460,797
Foschini Ltd. ..................................         66,489         572,318
Truworths International Ltd. ...................        134,547         693,503
                                                                   ------------
                                                                   $  1,726,618
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 7.6%
China Mobile Ltd. ..............................        272,000    $  2,920,747
Egyptian Co. for Mobil Services (MobiNil) ......         19,147         602,075
Far Eastone Teleco .............................        465,000         577,253
Mobile TeleSystems OJSC, ADR (a) ...............         20,072       1,215,761
Orascom Telecom Holding (S.A.E.) ...............         80,142       1,028,999
Philippine Long Distance Telephone Co. .........         19,003       1,088,821
Vimpel-Communications, ADR .....................         11,148       1,174,553
                                                                   ------------
                                                                   $  8,608,209
                                                                   ------------
TELEPHONE SERVICES -- 4.8%
Chungwha Telecom Co. Ltd. ......................        417,000    $    795,530
Empresa Nacional de Telecomunicaciones S.A. ....         32,245         549,977
PT Telekomunikasi Indonesia Tbk. ...............      1,012,500       1,103,832
Tele Norte Leste Participacoes S.A. ............         16,800         669,003
Telecom Argentina S.A., ADR (a)(l) .............         20,854         519,682
Telecom Egypt ..................................        192,835         595,714
Telekom Malaysia Berhad ........................        178,000         531,035
Telekomunikacja Polska S.A. ....................         72,890         636,630
                                                                   ------------
                                                                   $  5,401,403
                                                                   ------------
TOBACCO -- 1.4%
British American Tobacco PLC ...................         42,800    $    557,857
ITC Ltd. .......................................        141,720         538,609
PT Hanjaya Mandala Sampoerna Tbk. ..............        308,000         470,437
                                                                   ------------
                                                                   $  1,566,903
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 7.4%
AES Tiete S.A., IPS ............................      9,550,590    $    371,406
CEZ AS .........................................         23,767       1,226,280
Eletropaulo Metropolitana S.A., IPS ............     10,530,000         692,809
Energias do Brasil S.A. ........................         30,785         632,109
Enersis S.A., ADR ..............................         62,327       1,249,656
Equatorial Energia S.A., IEU ...................         56,888         568,408
First Philippine Holdings Corp. ................        447,400         870,616
Huaneng Power International, Inc. ..............        590,000         670,146
Manila Water Co., Inc. .........................      3,937,000       1,064,054
Tenaga Nasional Berhad .........................        310,000       1,023,606
                                                                   ------------
                                                                   $  8,369,090
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $84,105,322) ...........                   $111,893,576
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 0.0%
Cargill, Inc., 5.37%, due 7/02/07,
  at Amortized Cost and Value (y) ..............    $    23,000    $     22,997
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 11.6%
Navigator Securities Lending Prime Portfolio,
  at Cost and Net Asset Value ..................     13,050,925    $ 13,050,925
                                                                   ------------
    Total Investments
      (Identified Cost, $97,179,244) (k) .......                   $124,967,498
                                                                   ------------

OTHER ASSETS, LESS LIABILITIES -- (11.0)% ......                    (12,354,104)
                                                                   ------------
    Net Assets -- 100.0% .......................                   $112,613,394
                                                                   ------------

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

GLOBAL GOVERNMENTS SERIES

BONDS -- 81.9%

ISSUER                                               SHARES/PAR      VALUE ($)
FOREIGN BONDS -- 58.9%
AUSTRIA -- 3.7%
Republic of Austria, 5%, 2012 (z) ...........    EUR  1,078,000     $ 1,486,200
                                                                    -----------
BELGIUM -- 2.3%
Kingdom of Belgium, 3.75%, 2009 .............    EUR    712,000     $   952,300
                                                                    -----------
CANADA -- 3.2%
Canada Housing Trust, 4.6%, 2011 ............    CAD    237,000     $   222,195
Government of Canada, 5.5%, 2009 ............    CAD    236,000         225,748
Government of Canada, 4.5%, 2015 ............    CAD     78,000          73,114
Quebec Province, 1.6%, 2013 .................    JPY 96,000,000         774,383
                                                                    -----------
                                                                    $ 1,295,440
                                                                    -----------
DENMARK -- 1.0%
Kingdom of Denmark, 4%, 2015 ................    DKK  2,451,000     $   427,439
                                                                    -----------
FINLAND -- 1.8%
Republic of Finland, 5.375%, 2013 ...........    EUR    515,000     $   725,674
                                                                    -----------
FRANCE -- 5.6%
Republic of France, 6%, 2025 ................    EUR    940,000     $ 1,467,290
Republic of France, 4.75%, 2035 .............    EUR    601,000         813,130
                                                                    -----------
                                                                    $ 2,280,420
                                                                    -----------
GERMANY -- 13.8%
Federal Republic of Germany, 3.5%, 2008 .....    EUR    329,000     $   440,222
Federal Republic of Germany, 5.25%, 2010 ....    EUR    798,000       1,101,589
Federal Republic of Germany, 3.75%, 2015 ....    EUR  1,449,000       1,861,306
Federal Republic of Germany, 6.25%, 2030 ....    EUR  1,046,000       1,708,405
KfW Bankengruppe, 1.35%, 2014 ...............    JPY 59,000,000         469,873
                                                                    -----------
                                                                    $ 5,581,395
                                                                    -----------
IRELAND -- 2.5%
Republic of Ireland, 4.6%, 2016 .............    EUR    740,000     $ 1,000,050
                                                                    -----------
JAPAN -- 9.2%
Development Bank of Japan, 1.75%, 2010 ......    JPY 32,000,000     $   263,856
Development Bank of Japan, 1.4%, 2012 .......    JPY144,000,000       1,166,235
Development Bank of Japan, 1.6%, 2014 .......    JPY 10,000,000          80,867
Development Bank of Japan, 1.05%, 2023 ......    JPY204,000,000       1,391,898
Development Bank of Japan, 2.3%, 2026 .......    JPY 70,000,000         569,564
Japan Finance Corp. for Municipal
  Enterprises, 2%, 2016 .....................    JPY 30,000,000         245,988
                                                                    -----------
                                                                    $ 3,718,408
                                                                    -----------
KAZAKHSTAN -- 0.3%
Intergas Finance B.V., 6.875%, 2011 .........       $   105,000     $   106,449
                                                                    -----------
MALAYSIA -- 1.1%
Petronas Capital Ltd., 7.875%, 2022 .........       $   393,000     $   463,744
                                                                    -----------
MEXICO -- 1.2%
Pemex Project Funding Master Trust,
  8.625%, 2022 ..............................       $   120,000     $   147,581
United Mexican States, 6.75%, 2034 ..........           322,000         343,413
                                                                    -----------
                                                                    $   490,994
                                                                    -----------
NETHERLANDS -- 2.0%
Kingdom of Netherlands, 3.75%, 2014 .........    EUR    638,000     $   821,422
                                                                    -----------
RUSSIA -- 0.9%
Gazprom International S.A., 7.201%, 2020 ....       $   253,699     $   261,868
Gazprom International S.A., 6.51%, 2022 (n) .           100,000          98,700
                                                                    -----------
                                                                    $   360,568
                                                                    -----------
SOUTH AFRICA -- 0.2%
Republic of South Africa, 5.875%, 2022 ......       $   100,000     $    97,750
                                                                    -----------
SPAIN -- 4.4%
Kingdom of Spain, 5.35%, 2011 ...............    EUR  1,279,000     $ 1,782,907
                                                                    -----------
UNITED KINGDOM -- 5.7%
United Kingdom Conversion Loan, 9%, 2011 ....    GBP    185,000     $   413,723
United Kingdom Treasury, 8%, 2015 ...........    GBP    264,000         616,305
United Kingdom Treasury, 8%, 2021 ...........    GBP    209,000         527,645
United Kingdom Treasury, 4.25%, 2036 ........    GBP    414,000         756,819
                                                                    -----------
                                                                    $ 2,314,492
                                                                    -----------
    Total Foreign Bonds .....................                       $23,905,652
                                                                    -----------
U.S. BONDS -- 23.0%
ASSET BACKED & SECURITIZED -- 9.0%
Bayview Commercial Asset Trust, FRN,
  4.9071%, 2023 (n) .........................    CAD    150,000     $   141,137
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, 5.648%, 2048 ..............       $   300,000         294,293
Commercial Mortgage Asset Trust, FRN,
  1.1259%, 2032 (i)(n) ......................         8,018,238         282,811
Commercial Mortgage Pass-Through
  Certificates, FRN, 5.51%, 2017 (n) ........           331,000         331,165
Commercial Mortgage Pass-Through
  Certificates, FRN, 5.52%, 2017 (n) ........           500,000         500,090
Credit Suisse Commercial Mortgage Trust,
  5.509%, 2039 ..............................           122,389         118,446
Deutsche Mortgage & Asset Receiving Corp.,
  6.538%, 2031 ..............................            91,924          91,995
First Union National Bank Commercial Mortgage
  Trust, FRN, 1.1829%, 2043 (i)(n) ..........         8,656,719         244,884
IMPAC CMB Trust, FRN, 5.67%, 2036 ...........           467,810         467,230
JPMorgan Chase Commercial Mortgage Securities
  Corp., 5.44%, 2045 ........................           101,869          98,545
JPMorgan Chase Commercial Mortgage Securities
  Corp., FRN, 5.3802%, 2041 .................           309,615         301,549
Lehman Brothers Floating Rate Commercial
  Mortgage Trust, FRN, 5.48%, 2018 (n) ......           130,374         130,374
Merrill Lynch/Countrywide Commercial Mortgage
  Trust, FRN, 5.204%, 2049 ..................           175,000         166,101
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.795%, 2045 .........................           170,000         168,374
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.603%, 2048 .........................           300,000         293,049
                                                                    -----------
                                                                    $ 3,630,043
                                                                    -----------
MORTGAGE BACKED -- 1.2%
Fannie Mae, 5.37%, 2013 .....................       $    98,534     $    97,270
Fannie Mae, 4.78%, 2015 .....................            73,045          69,837
Fannie Mae, 4.856%, 2015 ....................            46,773          44,492
Fannie Mae, 4.98%, 2015 .....................            44,957          43,552
Fannie Mae, 5.09%, 2016 .....................            59,000          57,321
Fannie Mae, 5.423%, 2016 ....................            72,911          72,267
Fannie Mae, 5.05%, 2017 .....................            54,000          52,303
Fannie Mae, 5.32%, 2017 .....................            43,938          42,932
                                                                    -----------
                                                                    $   479,974
                                                                    -----------
U.S. GOVERNMENT AGENCIES -- 5.6%
Aid-Egypt, 4.45%, 2015 ......................       $   252,000     $   236,293
Fannie Mae, 4.25%, 2007 .....................           885,000         881,673
Freddie Mac, 4.2%, 2007 .....................           549,000         546,458
Small Business Administration, 5.09%, 2025 ..            53,484          51,554
Small Business Administration, 5.21%, 2026 ..           566,730         550,531
                                                                    -----------
                                                                    $ 2,266,509
                                                                    -----------
U.S. TREASURY OBLIGATIONS -- 7.2%
U.S. Treasury Bonds, 8%, 2021 ...............       $   437,000     $   559,121
U.S. Treasury Bonds, 4.75%, 2037 ............            86,000          81,089
U.S. Treasury Notes, 4%, 2010 ...............           888,000         867,534
U.S. Treasury Notes, 4.75%, 2012 ............           761,000         755,292
U.S. Treasury Notes, 4%, 2015 (f) ...........           716,000         670,467
                                                                    -----------
                                                                    $ 2,933,503
                                                                    -----------
    Total U.S. Bonds ........................                       $ 9,310,029
                                                                    -----------
    Total Bonds
      (Identified Cost, $33,458,952) ........                       $33,215,681
                                                                    -----------

CALL OPTIONS PURCHASED -- 0.0%

                                                       NUMBER
ISSUER/EXPIRATION/STRIKE PRICE                      OF CONTRACTS       VALUE
CHF Currency - July 2007 @ $1.648 (a)
  (Premiums Paid, $855) .....................    CHF    253,792     $       568
                                                                    -----------
PUT OPTIONS PURCHASED -- 0.0%
CAD Currency - July 2007 @ $1.082 (a)
  (Premiums Paid, $1,437) ...................    CAD    473,916     $       603
                                                                    -----------

ISSUER                                               SHARES/PAR      VALUE ($)

SHORT-TERM OBLIGATIONS (y) -- 11.2%
Farmer Mac, 4.825%, due 7/02/07 .............       $ 3,762,000     $ 3,761,496
Federal Home Loan Bank, 4.8%, due 7/02/07 ...           758,000         757,899
                                                                    -----------
    Total Short-Term Obligations,
      at Amortized Cost and Value ...........                       $ 4,519,395
                                                                    -----------

REPURCHASE AGREEMENTS -- 4.5%
Goldman Sachs, 4.5%, dated 6/29/07, due
  7/02/07, total to be received $1,828,686
  (secured by various U.S. Treasury and
  Federal Agency obligations and Mortgage
  Backed securities in a jointly traded
  account), at Cost .........................       $ 1,828,000     $ 1,828,000
                                                                    -----------
    Total Investments
      (Identified Cost, $39,808,639) (k) ....                       $39,564,247
                                                                    -----------

OTHER ASSETS, LESS LIABILITIES -- 2.4% ......                           990,752
                                                                    -----------
    Net Assets -- 100.0% ....................                       $40,554,999
                                                                    -----------

FUTURES CONTRACTS OUTSTANDING AT 6/30/07

                                                                                                               UNREALIZED
                                                                                               EXPIRATION     APPRECIATION
DESCRIPTION                                                         CONTRACTS       VALUE         DATE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Japan Government Bond 10 Yr (Long) .............................        3        $3,215,704      Sep-07          $ 8,511
U.S. Treasury Note 10 Yr (Long) ................................        8           845,625      Sep-07            3,847
                                                                                                                 -------
                                                                                                                 $12,358
                                                                                                                 =======

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 6/30/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                                             NET UNREALIZED
                                      CONTRACTS TO      SETTLEMENT DATE                        CONTRACTS      APPRECIATION
                TYPE    CURRENCY    DELIVER/RECEIVE          RANGE         IN EXCHANGE FOR      AT VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
APPRECIATION
                BUY        AUD            277,375           8/03/07           $  232,314      $  234,979        $  2,665
                BUY        BRL            122,446           7/16/07               62,584          63,334             750
                SELL       BRL            120,334           7/16/07               62,365          62,243             123
                BUY        CAD            208,334           7/23/07              194,907         196,142           1,235
                BUY        EUR          3,443,597           9/19/07            4,610,708       4,673,428          62,719
                BUY        GBP            495,542           9/19/07              977,897         993,686          15,790
                BUY        JPY          5,551,560           7/17/07               45,000          45,187             187
                SELL       JPY         93,242,649           7/17/07              775,064         758,947          16,117
                BUY        MXN            759,920           7/05/07               70,000          70,316             316
                SELL       MXN            965,566           7/05/07               89,743          89,345             398
                BUY        NOK          1,304,259           9/17/07              214,760         221,378           6,618
                BUY        PLN            249,134           8/31/07               88,530          89,669           1,139
                BUY        SEK          2,472,618      8/03/07 - 9/14/07         357,835         362,263           4,428
                                                                                                                --------
                                                                                                                $112,485
                                                                                                                ========

DEPRECIATION
                SELL       AUD             80,691           8/03/07           $   68,297      $   68,358        $    (61)
                SELL       DKK            612,923           8/13/07              110,328         111,623          (1,295)
                SELL       EUR          2,495,171      7/23/07 - 9/19/07       3,336,028       3,385,348         (49,320)
                SELL       GBP            378,957           9/17/07              746,928         759,928         (13,000)
                BUY        JPY         61,130,186      7/11/07 - 7/17/07         509,299         497,365         (11,933)
                SELL       JPY         42,675,345      7/17/07 - 8/20/07         347,073         347,928            (854)
                BUY        MXN          1,093,552           7/05/07              101,339         101,188            (151)
                BUY        MYR            210,531           7/11/07               61,460          61,018            (442)
                SELL       NOK          1,295,467           9/17/07              215,000         219,885          (4,885)
                BUY        PLN            249,134           7/02/07               90,173          89,549            (624)
                SELL       PLN            249,134           7/02/07               88,408          89,549          (1,140)
                SELL       SEK            327,483           9/14/07               46,572          48,046          (1,475)
                BUY        SGD            159,448           8/06/07              104,693         104,538            (155)
                                                                                                                --------
                                                                                                                $(85,335)
                                                                                                                ========

At June 30, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $221,194 with Merrill Lynch International Bank.

At June 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                                See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

GLOBAL TOTAL RETURN SERIES

COMMON STOCKS -- 58.4%

ISSUER                                               SHARES/PAR      VALUE ($)
AEROSPACE -- 2.3%
Lockheed Martin Corp. .......................            20,700    $  1,948,475
Northrop Grumman Corp. ......................            14,890       1,159,484
United Technologies Corp. ...................            13,420         951,881
                                                                   ------------
                                                                   $  4,059,840
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.5%
Heineken N.V. ...............................            13,920    $    817,618
                                                                   ------------
APPAREL MANUFACTURERS -- 0.5%
NIKE, Inc., "B" .............................            14,670    $    855,114
                                                                   ------------
AUTOMOTIVE -- 1.6%
Autoliv, Inc., SDR (l) ......................             5,790    $    329,541
Bayerische Motoren Werke AG (l) .............            19,390       1,257,987
Continental AG ..............................             3,398         479,322
Johnson Controls, Inc. (l) ..................             3,240         375,095
Nissan Motor Co. Ltd. .......................            28,800         308,918
                                                                   ------------
                                                                   $  2,750,863
                                                                   ------------
BROADCASTING -- 1.4%
Fuji Television Network, Inc. ...............               297    $    598,076
Nippon Television Network Corp. .............             2,320         316,856
Viacom, Inc., "B" (a)(l) ....................            13,003         541,315
Vivendi S.A. (l) ............................            12,910         555,109
WPP Group PLC ...............................            33,830         505,963
                                                                   ------------
                                                                   $  2,517,319
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 1.5%
Franklin Resources, Inc. ....................             3,620    $    479,541
Goldman Sachs Group, Inc. ...................             5,830       1,263,653
Lehman Brothers Holdings, Inc. ..............             5,190         386,759
Mellon Financial Corp. ......................             9,870         434,280
                                                                   ------------
                                                                   $  2,564,233
                                                                   ------------
BUSINESS SERVICES -- 0.8%
Accenture Ltd., "A" .........................            12,740    $    546,419
Bunzl PLC ...................................            29,270         405,072
USS Co. Ltd. ................................             6,620         421,964
                                                                   ------------
                                                                   $  1,373,455
                                                                   ------------
CHEMICALS -- 0.9%
PPG Industries, Inc. (l) ....................             9,080    $    691,079
Syngenta AG .................................             4,390         855,717
                                                                   ------------
                                                                   $  1,546,796
                                                                   ------------
COMPUTER SOFTWARE -- 0.4%
Oracle Corp. (a) ............................            40,370    $    795,693
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.6%
Fujitsu Ltd. (l) ............................            81,000    $    597,199
Hewlett-Packard Co. .........................             9,580         427,460
                                                                   ------------
                                                                   $  1,024,659
                                                                   ------------
CONSTRUCTION -- 1.6%
CRH PLC .....................................            12,390    $    611,435
Fletcher Building Ltd. ......................            49,528         470,650
Masco Corp. (l) .............................            34,480         981,646
Sekisui Chemical Co. Ltd. ...................            66,000         510,722
Sherwin-Williams Co. (l) ....................             3,160         210,045
                                                                   ------------
                                                                   $  2,784,498
                                                                   ------------
CONSUMER GOODS & SERVICES -- 2.3%
Henkel KGaA, IPS (l) ........................            25,650    $  1,354,757
Kao Corp. ...................................            33,000         854,777
Procter & Gamble Co. ........................            16,300         997,397
Uni-Charm Corp. (l) .........................            14,000         794,608
                                                                   ------------
                                                                   $  4,001,539
                                                                   ------------
ELECTRICAL EQUIPMENT -- 1.5%
General Electric Co. ........................             8,660    $    331,505
Legrand S.A. ................................            14,680         528,287
OMRON Corp. .................................            23,400         615,614
Rockwell Automation, Inc. ...................             4,070         282,621
Spectris PLC ................................            16,080         291,270
W.W. Grainger, Inc. .........................             5,540         515,497
                                                                   ------------
                                                                   $  2,564,794
                                                                   ------------
ELECTRONICS -- 1.8%
Intel Corp. .................................            35,620    $    846,331
Konica Minolta Holdings, Inc. ...............            34,000         502,180
Ricoh Co. Ltd. (l) ..........................            20,000         462,831
Samsung Electronics Co. Ltd. ................             1,375         842,399
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR .................................            51,059         568,287
                                                                   ------------
                                                                   $  3,222,028
                                                                   ------------
ENERGY -- INDEPENDENT -- 0.9%
Apache Corp. (l) ............................             7,070    $    576,841
Devon Energy Corp. ..........................             7,730         605,182
EOG Resources, Inc. (l) .....................             6,210         453,703
                                                                   ------------
                                                                   $  1,635,726
                                                                   ------------
ENERGY -- INTEGRATED -- 5.1%
ConocoPhillips ..............................            14,060    $  1,103,710
Exxon Mobil Corp. ...........................            16,410       1,376,471
Hess Corp. ..................................            13,210         778,862
Royal Dutch Shell PLC, "A" ..................            43,450       1,769,485
Statoil A.S.A. (l) ..........................            30,890         955,647
TOTAL S.A., ADR .............................            36,490       2,954,960
                                                                   ------------
                                                                   $  8,939,135
                                                                   ------------
FOOD & BEVERAGES -- 2.4%
CSM N.V. (l) ................................            10,664    $    377,632
Kellogg Co. (l) .............................            11,330         586,781
Nestle S.A. .................................             5,990       2,274,369
Nong Shim Co. Ltd. ..........................             1,362         387,732
PepsiCo, Inc. ...............................             7,900         512,315
                                                                   ------------
                                                                   $  4,138,829
                                                                   ------------
FOOD & DRUG STORES -- 0.6%
CVS Corp. ...................................            11,290    $    411,521
Lawson, Inc. (l) ............................            18,500         639,925
                                                                   ------------
                                                                   $  1,051,446
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.5%
M-Real Oyj, "B" .............................            48,130    $    314,138
Stora Enso Oyj ..............................            29,060         545,009
                                                                   ------------
                                                                   $    859,147
                                                                   ------------
GAMING & LODGING -- 0.3%
Royal Caribbean Cruises Ltd. (l) ............            12,200    $    524,356
                                                                   ------------
GENERAL MERCHANDISE -- 0.5%
Macy's, Inc. ................................            22,600    $    899,028
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.6%
WellPoint, Inc. (a) .........................            13,060    $  1,042,580
                                                                   ------------
INSURANCE -- 3.4%
Aflac, Inc. (l) .............................             5,420    $    278,588
Allstate Corp. ..............................            29,540       1,817,005
Benfield Group PLC ..........................            48,620         312,542
Genworth Financial, Inc., "A" ...............            15,060         518,064
Hartford Financial Services Group, Inc. .....             6,240         614,702
Jardine Lloyd Thompson Group PLC (l) ........            56,910         470,835
Legal & General Group PLC ...................           170,170         509,765
MetLife, Inc. ...............................            22,790       1,469,499
                                                                   ------------
                                                                   $  5,991,000
                                                                   ------------
LEISURE & TOYS -- 0.4%
Heiwa Corp. .................................            19,300    $    237,264
NAMCO BANDAI Holdings, Inc. .................            19,900         314,444
Sankyo Co. Ltd. (l) .........................             5,700         240,209
                                                                   ------------
                                                                   $    791,917
                                                                   ------------
MACHINERY & TOOLS -- 1.0%
ASSA ABLOY AB, "B" (l) ......................            37,980    $    837,470
Deere & Co. .................................             5,470         660,448
GEA Group AG (a) ............................            10,080         350,747
                                                                   ------------
                                                                   $  1,848,665
                                                                   ------------
MAJOR BANKS -- 4.0%
Bank of America Corp. .......................            37,254    $  1,821,348
Bank of New York Co., Inc. ..................            20,120         833,773
Credit Agricole S.A. (l) ....................            34,282       1,390,526
Joyo Bank Ltd. ..............................            30,000         186,594
PNC Financial Services Group, Inc. ..........             9,410         673,568
Royal Bank of Scotland Group PLC ............            47,770         607,081
Shizuoka Bank Ltd. (l) ......................            34,000         345,094
SunTrust Banks, Inc. ........................             7,010         601,037
Svenska Handelsbanken AB, "A" ...............            17,700         495,483
                                                                   ------------
                                                                   $  6,954,504
                                                                   ------------
METALS & MINING -- 0.6%
Anglo American PLC ..........................            17,000    $    994,910
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 0.4%
Tokyo Gas Co. Ltd. (l) ......................           150,000    $    711,299
                                                                   ------------
OIL SERVICES -- 0.2%
Fugro N.V. ..................................             5,270    $    334,452
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 5.3%
Aiful Corp. .................................            29,000    $    833,584
American Express Co. ........................             8,820         539,608
Bangkok Bank Public Co. Ltd. ................           110,600         390,824
Citigroup, Inc. .............................            29,843       1,530,647
DNB Holding A.S.A. ..........................            39,800         510,296
Fannie Mae ..................................            15,840       1,034,827
Hachijuni Bank Ltd. (l) .....................            44,000         309,756
Hana Financial Group, Inc. ..................             6,290         306,721
HSBC Holdings PLC ...........................            62,513       1,145,188
ING Groep N.V. ..............................            27,480       1,210,090
Sapporo Hokuyo Holdings, Inc. ...............                30         331,290
Shinhan Financial Group Co. Ltd. ............             5,430         330,320
Takefuji Corp. (l) ..........................            12,430         417,849
Unione di Banche Italiane Scpa ..............            13,073         331,752
                                                                   ------------
                                                                   $  9,222,752
                                                                   ------------
PHARMACEUTICALS -- 5.4%
Astellas Pharma, Inc. .......................            18,600    $    809,516
Eli Lilly & Co. .............................             7,900         441,452
GlaxoSmithKline PLC .........................            91,400       2,394,664
Hisamitsu Pharmaceutical Co., Inc. ..........            17,300         477,610
Johnson & Johnson ...........................            21,330       1,314,355
Merck & Co., Inc. ...........................            10,590         527,382
Novartis AG .................................            26,710       1,503,021
Roche Holding AG ............................             6,010       1,065,829
Wyeth .......................................            17,270         990,262
                                                                   ------------
                                                                   $  9,524,091
                                                                   ------------
PRINTING & PUBLISHING -- 0.3%
Reed Elsevier PLC ...........................            47,220    $    609,703
                                                                   ------------
RAILROAD & SHIPPING -- 0.3%
Burlington Northern Santa Fe Corp. ..........             5,460    $    464,864
                                                                   ------------
SPECIALTY CHEMICALS -- 0.9%
Air Liquide S.A. (l) ........................             7,969    $  1,045,750
Praxair, Inc. ...............................             6,530         470,095
                                                                   ------------
                                                                   $  1,515,845
                                                                   ------------
SPECIALTY STORES -- 0.2%
Praktiker Bau-und Heimwerkermaerkte
  Holding AG ................................             8,500    $    345,130
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 2.0%
KDDI Corp. ..................................               103    $    763,582
Sprint Nextel Corp. .........................            26,420         547,158
Vodafone Group PLC ..........................           643,840       2,166,000
                                                                   ------------
                                                                   $  3,476,740
                                                                   ------------
TELEPHONE SERVICES -- 1.6%
Embarq Corp. ................................             3,584    $    227,118
Royal KPN N.V. ..............................            47,660         790,525
Telefonica S.A. .............................            38,220         849,571
Telekom Austria AG ..........................            29,280         730,718
TELUS Corp. (non-voting shares) .............             3,400         200,743
                                                                   ------------
                                                                   $  2,798,675
                                                                   ------------
TOBACCO -- 1.2%
Altria Group, Inc. ..........................            30,186    $  2,117,246
                                                                   ------------
TRUCKING -- 0.8%
TNT N.V. ....................................            31,550    $  1,422,812
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 1.8%
Dominion Resources, Inc. ....................             9,250    $    798,368
E.ON AG .....................................             7,890       1,325,752
FPL Group, Inc. .............................             9,770         554,350
United Utilities PLC ........................            35,200         499,051
                                                                   ------------
                                                                   $  3,177,521
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $83,465,925) ........                      $102,270,822
                                                                   ------------
BONDS -- 32.8%
ASSET BACKED & SECURITIZED -- 2.7%
Bayview Commercial Asset Trust, FRN,
  4.9071%, 2023 (n) .........................    CAD    170,000    $    159,955
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, 5.648%, 2048 .......................       $   500,000         490,489
Commercial Mortgage Asset Trust, FRN,
  1.1259%, 2032 (i)(n) ......................         3,851,899         135,860
Commercial Mortgage Pass-Through
  Certificates, FRN, 5.51%, 2017 (n) ........           360,000         360,180
Commercial Mortgage Pass-Through
  Certificates, FRN, 5.52%, 2017 (n) ........           700,000         700,126
Credit Suisse Commercial Mortgage Trust,
  5.509%, 2039 ..............................           151,393         146,516
Deutsche Mortgage & Asset Receiving Corp.,
  6.538%, 2031 ..............................            76,692          76,752
First Union National Bank Commercial Mortgage
  Trust, FRN, 1.1829%, 2043 (i)(n) ..........         7,899,847         223,473
IMPAC CMB Trust, FRN, 5.67%, 2036 ...........           654,934         654,122
JPMorgan Chase Commercial Mortgage Securities
  Corp., 5.44%, 2045 ........................           126,019         121,907
JPMorgan Chase Commercial Mortgage Securities
  Corp., FRN, 5.3802%, 2041 .................           606,421         590,623
Lehman Brothers Floating Rate Commercial
  Mortgage Trust, FRN, 5.48%, 2018 (n) ......           182,524         182,524
Merrill Lynch/Countrywide Commercial Mortgage
  Trust, FRN, 5.204%, 2049 ..................           275,000         261,017
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.795%, 2045 .........................           210,000         207,991
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.603%, 2048 .........................           500,000         488,414
                                                                   ------------
                                                                   $  4,799,949
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN -- 0.6%
Gazprom International S.A., 7.201%, 2020 ....       $   402,484    $    415,444
Gazprom International S.A., 6.51%, 2022 (n) .           120,000         118,440
Pemex Project Funding Master Trust,
  8.625%, 2022 ..............................           143,000         175,867
Petronas Capital Ltd., 7.875%, 2022 .........           354,000         417,723
                                                                   ------------
                                                                   $  1,127,474
                                                                   ------------
EMERGING MARKET SOVEREIGN -- 0.8%
Central Bank of Argentina, 10.4583%, 2010 ...    ARS    534,000    $    174,441
Republic of Argentina, FRN, 5.475%, 2012 ....       $   322,500         306,321
Republic of South Africa, 5.875%, 2022 ......           141,000         137,828
United Mexican States, 5.625%, 2017 .........           342,000         334,818
United Mexican States, 6.75%, 2034 ..........           357,000         380,741
                                                                   ------------
                                                                   $  1,334,149
                                                                   ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN -- 5.4%
Canada Housing Trust, 4.6%, 2011 ............    CAD    410,000    $    384,389
Development Bank of Japan, 1.75%, 2010 ......    JPY 53,000,000         437,012
Development Bank of Japan, 1.4%, 2012 .......    JPY212,000,000       1,716,956
Development Bank of Japan, 1.6%, 2014 .......    JPY120,000,000         970,404
Development Bank of Japan, 1.05%, 2023 ......    JPY322,000,000       2,197,015
Development Bank of Japan, 2.3%, 2026 .......    JPY120,000,000         976,396
Eksportfinans A.S.A., 1.6%, 2014 ............    JPY 50,000,000         401,923
Japan Finance Corp. for Municipal
  Enterprises, 2%, 2016 .....................    JPY190,000,000       1,557,923
KfW Bankengruppe, 1.35%, 2014 ...............    JPY 97,000,000         772,503
                                                                   ------------
                                                                   $  9,414,521
                                                                   ------------
INTERNATIONAL MARKET SOVEREIGN -- 17.3%
Federal Republic of Germany, 3.5%, 2008 .....    EUR    576,000    $    770,723
Federal Republic of Germany, 5.25%, 2010 ....    EUR  1,388,000       1,916,047
Federal Republic of Germany, 3.75%, 2015 ....    EUR  2,493,000       3,202,371
Federal Republic of Germany, 6.25%, 2030 ....    EUR  1,818,000       2,969,294
Government of Canada, 5.5%, 2009 ............    CAD    407,000         389,319
Government of Canada, 4.5%, 2015 ............    CAD    138,000         129,356
Kingdom of Belgium, 3.75%, 2009 .............    EUR  1,215,000       1,625,063
Kingdom of Denmark, 4%, 2015 ................    DKK  4,172,000         727,570
Kingdom of Netherlands, 3.75%, 2014 .........    EUR  1,097,000       1,412,383
Kingdom of Spain, 5.35%, 2011 ...............    EUR  2,217,000       3,090,465
Quebec Province, 1.6%, 2013 .................    JPY 79,000,000         637,253
Republic of Austria, 5%, 2012 (z) ...........    EUR  1,868,000       2,575,344
Republic of Finland, 5.375%, 2013 ...........    EUR    871,000       1,227,305
Republic of France, 6%, 2025 ................    EUR  1,621,000       2,530,294
Republic of France, 4.75%, 2035 .............    EUR  1,031,000       1,394,904
Republic of Ireland, 4.6%, 2016 .............    EUR  1,273,000       1,720,356
United Kingdom Conversion Loan, 9%, 2011 ....    GBP    308,000         688,792
United Kingdom Treasury, 8%, 2015 ...........    GBP    448,000       1,045,851
United Kingdom Treasury, 8%, 2021 ...........    GBP    356,000         898,764
United Kingdom Treasury, 4.25%, 2036 ........    GBP    709,000       1,296,098
                                                                   ------------
                                                                   $ 30,247,552
                                                                   ------------
MORTGAGE BACKED -- 1.5%
Fannie Mae, 5.37%, 2013 .....................       $   147,802    $    145,905
Fannie Mae, 4.78%, 2015 .....................            99,341          94,979
Fannie Mae, 4.856%, 2015 ....................            78,929          75,080
Fannie Mae, 4.98%, 2015 .....................            65,481          63,434
Fannie Mae, 5.09%, 2016 .....................            99,000          96,183
Fannie Mae, 5.424%, 2016 ....................           106,410         105,471
Fannie Mae, 4.996%, 2017 ....................            44,293          42,872
Fannie Mae, 5.05%, 2017 .....................            90,000          87,172
Fannie Mae, 5.32%, 2017 .....................            72,898          71,229
Fannie Mae, 5.5%, 2024 ......................           202,042         201,547
Freddie Mac, 5%, 2022 - 2025 ................         1,419,367       1,409,404
Freddie Mac, 4%, 2024 .......................           192,977         189,258
                                                                   ------------
                                                                   $  2,582,534
                                                                   ------------
NATURAL GAS -- PIPELINE -- 0.1%
Intergas Finance B.V., 6.875%, 2011 .........       $   171,000    $    173,360
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 0.1%
OJSC Vimpel Communications, 8.25%, 2016 .....       $   198,000    $    206,663
                                                                   ------------
U.S. GOVERNMENT AGENCIES -- 1.1%
Aid-Egypt, 4.45%, 2015 ......................       $ 1,058,494    $    327,247
Fannie Mae, 4.25%, 2007 .....................           513,000         511,072
Freddie Mac, 4.2%, 2007 .....................           257,000         255,810
Small Business Administration, 5.09%, 2025 ..            69,160          66,666
Small Business Administration, 5.21%, 2026 ..           840,649         816,620
                                                                   ------------
                                                                   $  1,977,415
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 3.2%
U.S. Treasury Bonds, 8%, 2021 ...............       $ 1,154,000    $  1,476,489
U.S. Treasury Bonds, 4.75%, 2037 ............           150,000         141,434
U.S. Treasury Notes, 4%, 2010 ...............         1,978,000       1,932,413
U.S. Treasury Notes, 4.75%, 2012 ............           995,000         987,538
U.S. Treasury Notes, 4%, 2015 (f) ...........         1,146,000       1,073,121
                                                                   ------------
                                                                   $  5,610,995
                                                                   ------------
    Total Bonds
      (Identified Cost, $58,224,771) ........                      $ 57,474,612
                                                                   ------------

CALL OPTIONS PURCHASED -- 0.0%

                                                       NUMBER
ISSUER/EXPIRATION/STRIKE PRICE                      OF CONTRACTS       VALUE
CHF Currency - July 2007 @ $1.648
  (Premiums Paid, $1,482) (a) ...............    CHF    440,016    $        985
                                                                   ------------
PUT OPTIONS PURCHASED -- 0.0%
CAD Currency - July 2007 @ $1.082
  (Premiums Paid, $2,394) (a) ...............    CAD    789,860    $      1,005
                                                                   ------------

SHORT-TERM OBLIGATIONS (y) -- 7.7%

ISSUER                                               SHARES/PAR      VALUE ($)
Natexis Banques Populaires, 5.37%,
  due 7/02/07 ...............................       $ 6,982,000    $  6,980,958
New Center Asset Trust, 5.36%,
  due 7/02/07 ...............................         6,449,000       6,448,040
                                                                   ------------
    Total Short-Term Obligations,
      at Amortized Cost and Value ...........                      $ 13,428,998
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 8.2%
Navigator Securities Lending Prime Portfolio,
  at Cost and Net Asset Value ...............        14,373,285    $ 14,373,285
                                                                   ------------
    Total Investments
      (Identified Cost, $169,496,855) (k) ...                      $187,549,707
                                                                   ------------

OTHER ASSETS, LESS LIABILITIES -- (7.1)% ....                       (12,441,736)
                                                                   ------------
    Net Assets -- 100.0% ....................                      $175,107,971
                                                                   ------------

FUTURES CONTRACTS OUTSTANDING AT 6/30/07

                                                                                                               UNREALIZED
                                                                                               EXPIRATION     APPRECIATION
DESCRIPTION                                                         CONTRACTS       VALUE         DATE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Japan Government Bond 10 yr Future (Long) ......................         4       $4,287,605      Sep-07          $13,176
U.S. Treasury Note 10 yr Futures (Long) ........................        14        1,479,844      Sep-07            6,732
                                                                                                                 -------
                                                                                                                 $19,908
                                                                                                                 =======

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 6/30/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                                             NET UNREALIZED
                                      CONTRACTS TO      SETTLEMENT DATE                        CONTRACTS      APPRECIATION
                TYPE    CURRENCY    DELIVER/RECEIVE          RANGE         IN EXCHANGE FOR      AT VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
APPRECIATION
                BUY        AUD            463,523           8/03/07           $  388,189      $  392,676        $   4,487
                BUY        BRL            206,192           7/16/07              105,388         106,653            1,265
                SELL       BRL            200,425           7/16/07              103,874         103,670              204
                BUY        CAD            418,075           7/23/07              390,337         393,609            3,272
                BUY        EUR          6,243,117           9/19/07            8,364,415       8,472,755          108,340
                BUY        GBP            851,063           9/19/07            1,680,623       1,706,596           25,973
                BUY        JPY         75,190,982           7/17/07              610,000         612,015            2,015
                SELL       JPY        133,628,340           7/17/07            1,106,146       1,087,665           18,481
                BUY        MXN          1,085,600           7/05/07              100,000         100,452              452
                SELL       MXN          1,461,004           7/05/07              135,791         135,189              602
                BUY        NOK          2,183,594           9/17/07              359,552         370,631           11,079
                BUY        PLN            403,875           8/31/07              143,517         145,364            1,847
                BUY        SEK          4,155,781      8/03/07 - 9/14/07         601,440         608,871            7,431
                                                                                                                ---------
                                                                                                                $ 185,448
                                                                                                                =========

DEPRECIATION
                SELL       AUD            133,096           8/03/07           $  112,732      $  112,753        $     (21)
                SELL       DKK            994,871           8/13/07              179,079         181,182           (2,103)
                SELL       EUR          4,794,574      7/23/07 - 9/19/07       6,410,325       6,505,260          (94,935)
                SELL       GBP            630,076           9/17/07            1,241,886       1,263,501          (21,615)
                BUY        JPY         74,630,269      7/11/07 - 7/17/07         617,855         607,306          (10,549)
                SELL       JPY         64,261,750      7/17/07 - 8/20/07         523,247         524,379           (1,132)
                BUY        MXN          1,822,571           7/05/07              168,897         168,645             (252)
                BUY        MYR            356,766           7/11/07              104,150         103,401             (749)
                SELL       NOK          2,108,899           9/17/07              350,000         357,953           (7,953)
                BUY        PLN            403,875           7/02/07              146,180         145,168           (1,012)
                SELL       PLN            403,875           7/02/07              143,319         145,168           (1,849)
                SELL       SEK            543,885           9/14/07               77,347          79,796           (2,449)
                BUY        SGD            271,816           8/06/07              178,474         178,209             (265)
                                                                                                                ---------
                                                                                                                $(144,884)
                                                                                                                =========

At June 30, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $127 with Goldman Sachs & Co. and payable of $340,089 with Merrill Lynch International Bank.

At June 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                                See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

GOVERNMENT SECURITIES SERIES

BONDS -- 97.5%

ISSUER                                               SHARES/PAR      VALUE ($)
AGENCY -- OTHER -- 5.0%
Financing Corp., 9.4%, 2018 ....................    $ 5,475,000    $  7,184,810
Financing Corp., 9.8%, 2018 ....................      7,760,000      10,458,788
Financing Corp., 10.35%, 2018 ..................      7,065,000       9,894,094
Financing Corp., STRIPS, 0%, 2017 ..............      8,940,000       5,120,170
                                                                   ------------
                                                                   $ 32,657,862
                                                                   ------------
MORTGAGE BACKED -- 49.5%
Fannie Mae, 5.78%, 2008 ........................    $ 1,589,112    $  1,589,901
Fannie Mae, 4.73%, 2012 ........................        925,814         895,612
Fannie Mae, 4.79%, 2012 ........................      6,259,642       6,039,711
Fannie Mae, 4.543%, 2013 .......................        939,399         896,466
Fannie Mae, 4.845%, 2013 .......................      1,774,033       1,709,417
Fannie Mae, 5%, 2013 - 2027 ....................     22,043,590      21,553,801
Fannie Mae, 5.06%, 2013 ........................        903,224         883,611
Fannie Mae, 5.37%, 2013 ........................      1,589,360       1,568,961
Fannie Mae, 4.545%, 2014 .......................      1,677,156       1,588,381
Fannie Mae, 4.6%, 2014 .........................        856,133         816,656
Fannie Mae, 4.666%, 2014 .......................      4,786,664       4,563,062
Fannie Mae, 4.77%, 2014 ........................        735,569         701,353
Fannie Mae, 4.82%, 2014 - 2015 .................      3,096,061       2,959,937
Fannie Mae, 4.839%, 2014 .......................      5,761,369       5,534,587
Fannie Mae, 4.871%, 2014 .......................      3,194,783       3,089,278
Fannie Mae, 4.88%, 2014 - 2020 .................      1,011,377         976,653
Fannie Mae, 5.1%, 2014 .........................        918,421         899,026
Fannie Mae, 4.56%, 2015 ........................      1,106,045       1,046,354
Fannie Mae, 4.62%, 2015 ........................      1,545,222       1,467,862
Fannie Mae, 4.665%, 2015 .......................        746,863         710,619
Fannie Mae, 4.69%, 2015 ........................        609,436         581,018
Fannie Mae, 4.7%, 2015 .........................      1,105,678       1,054,218
Fannie Mae, 4.74%, 2015 ........................        698,342         661,787
Fannie Mae, 4.78%, 2015 ........................        971,979         929,301
Fannie Mae, 4.815%, 2015 .......................        824,000         783,447
Fannie Mae, 4.85%, 2015 ........................        609,587         587,288
Fannie Mae, 4.87%, 2015 ........................        642,586         619,403
Fannie Mae, 4.89%, 2015 ........................        725,705         700,615
Fannie Mae, 4.925%, 2015 .......................      2,535,651       2,438,928
Fannie Mae, 5.034%, 2015 .......................        185,451         179,681
Fannie Mae, 5.471%, 2015 .......................      1,510,523       1,502,148
Fannie Mae, 5.09%, 2016 ........................        600,000         582,929
Fannie Mae, 5.423%, 2016 .......................      1,423,725       1,411,166
Fannie Mae, 6.5%, 2016 - 2036 ..................     12,345,746      12,567,277
Fannie Mae, 4.996%, 2017 .......................      2,345,747       2,270,490
Fannie Mae, 5.05%, 2017 ........................        936,000         906,588
Fannie Mae, 5.5%, 2017 - 2037 ..................     80,845,644      78,501,686
Fannie Mae, 6%, 2017 - 2037 ....................      8,988,515       8,973,316
Fannie Mae, 7.5%, 2017 - 2031 ..................      1,281,756       1,340,995
Fannie Mae, 4.5%, 2019 .........................     24,530,684      23,339,024
Freddie Mac, 4.5%, 2013 - 2021 .................      4,639,826       4,599,005
Freddie Mac, 4.375%, 2015 ......................      3,435,349       3,337,080
Freddie Mac, 5%, 2016 - 2027 ...................     21,163,402      20,938,323
Freddie Mac, 6%, 2021 - 2035 ...................     28,823,082      28,712,098
Freddie Mac, 4%, 2024 ..........................      1,812,693       1,777,763
Freddie Mac, 5.5%, 2024 - 2035 .................     46,724,434      45,345,963
Freddie Mac, 6.5%, 2032 - 2037 .................      7,773,127       7,890,545
Ginnie Mae, 5.5%, 2033 - 2034 ..................     12,769,733      12,417,153
                                                                   ------------
                                                                   $324,440,483
                                                                   ------------
U.S. GOVERNMENT AGENCIES -- 15.3%
Aid-Egypt, 4.45%, 2015 .........................    $ 3,299,000    $  3,093,373
Aid-Lebanon, 7.62%, 2009 .......................      2,840,654       2,902,126
Aid-Peru, 9.98%, 2008 ..........................        819,145         839,337
Empresa Energetica Cornito Ltd., 6.07%, 2010 ...      4,505,000       4,548,969
Fannie Mae, 4.625%, 2013 .......................        627,000         602,440
Farmer Mac, 5.5%, 2011 (n) .....................      5,370,000       5,400,443
Federal Home Loan Bank, 4.625%, 2008 ...........     10,000,000       9,956,570
Federal Home Loan Bank, 5.5%, 2008 .............      3,965,000       3,967,244
Federal Home Loan Bank, 5.25%, 2009 ............      7,235,000       7,238,921
Freddie Mac, 7%, 2010 ..........................      8,626,000       9,011,901
Freddie Mac, 4.875%, 2013 ......................      1,859,000       1,810,772
Overseas Private Investment Corp., 0%, 2007 ....      2,080,391       2,265,275
Small Business Administration, 8.7%, 2009 ......         54,735          55,860
Small Business Administration, 9.05%, 2009 .....          4,488           4,564
Small Business Administration, 10.05%, 2009 ....          3,137           3,200
Small Business Administration, 6.34%, 2021 .....      1,940,493       1,981,093
Small Business Administration, 6.35%, 2021 .....      2,161,201       2,206,711
Small Business Administration, 6.44%, 2021 .....      2,460,019       2,517,386
Small Business Administration, 6.625%, 2021 ....      2,962,314       3,044,193
Small Business Administration, 6.07%, 2022 .....      2,359,379       2,394,967
Small Business Administration, 4.98%, 2023 .....      1,578,589       1,526,123
Small Business Administration, 4.34%, 2024 .....      2,274,396       2,106,316
Small Business Administration, 4.72%, 2024 .....      2,321,359       2,215,146
Small Business Administration, 4.77%, 2024 .....      2,856,437       2,720,177
Small Business Administration, 4.86%, 2024 .....      1,998,281       1,908,177
Small Business Administration, 4.87%, 2024 .....      2,325,296       2,217,909
Small Business Administration, 4.88%, 2024 .....      1,766,808       1,687,872
Small Business Administration, 4.99%, 2024 .....      2,647,372       2,551,890
Small Business Administration, 5.52%, 2024 .....      2,216,147       2,206,735
Small Business Administration, 4.76%, 2025 .....      3,570,882       3,366,069
Small Business Administration, 5.11%, 2025 .....      2,131,254       2,071,287
U.S. Department of Housing & Urban Development,
  6.36%, 2016 ..................................      6,000,000       6,078,918
U.S. Department of Housing & Urban Development,
  6.59%, 2016 ..................................      5,744,000       5,787,746
                                                                   ------------
                                                                   $100,289,710
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 27.7%
U.S. Treasury Bonds, 9.25%, 2016 ...............    $ 4,302,000    $  5,556,975
U.S. Treasury Bonds, 7.875%, 2021 ..............      6,299,000       7,926,403
U.S. Treasury Bonds, 6.25%, 2023 ...............      6,809,000       7,560,652
U.S. Treasury Bonds, 6.875%, 2025 ..............        504,000         600,429
U.S. Treasury Bonds, 6%, 2026 ..................     14,839,000      16,197,689
U.S. Treasury Bonds, 6.75%, 2026 ...............      3,598,000       4,256,884
U.S. Treasury Bonds, 0%, 2027 ..................      5,409,000       1,885,983
U.S. Treasury Bonds, 6.25%, 2030 ...............        579,000         661,779
U.S. Treasury Bonds, 4.5%, 2036 ................      8,599,000       7,786,128
U.S. Treasury Bonds, STRIPS, 0%, 2021 ..........      8,038,000       3,785,263
U.S. Treasury Notes, 5.5%, 2008 ................      9,172,000       9,198,516
U.S. Treasury Notes, 6.5%, 2010 (f) ............     61,036,000      63,396,384
U.S. Treasury Notes, 5.125%, 2011 ..............     17,321,000      17,452,259
U.S. Treasury Notes, 4.25%, 2013 ...............     19,739,000      19,058,932
U.S. Treasury Notes, 4%, 2014 ..................      5,310,000       5,026,664
U.S. Treasury Notes, TIPS, 3.875%, 2009 ........      4,868,679       4,946,276
U.S. Treasury Notes, TIPS, 2.375%, 2017 ........      6,766,987       6,606,799
                                                                   ------------
                                                                   $181,904,015
                                                                   ------------
    Total Bonds
      (Identified Cost, $655,580,493) ..........                   $639,292,070
                                                                   ------------

REPURCHASE AGREEMENTS -- 1.2%

ISSUER                                               SHARES/PAR      VALUE ($)
Goldman Sachs, 4.50%, dated 6/29/07, due
  7/02/07, total to be received $7,842,940
  (secured by various U.S. Treasury and
  Federal Agency obligations and Mortgage
  Backed securities in a jointly traded
  account), at Cost ............................    $ 7,840,000    $  7,840,000
                                                                   ------------
    Total Investments
      (Identified Cost, $663,420,493) (k) ......                   $647,132,070
                                                                   ------------

OTHER ASSETS, LESS LIABILITIES -- 1.3% .........                      8,454,899
                                                                   ------------
    Net Assets -- 100.0% ...........................               $655,586,969
                                                                   ------------

FUTURES CONTRACTS OUTSTANDING AT 6/30/07

                                                                                                               UNREALIZED
                                                                                               EXPIRATION     APPRECIATION
DESCRIPTION                                                         CONTRACTS       VALUE         DATE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 10 yr (Long) ...............................         46       $4,862,344      Sep-07          $ 33,355
U.S. Treasury Bond 30 yr (Short) ..............................         56        6,034,000      Sep-07            84,679
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $118,034
                                                                                                                 ========

At June 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                                See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

HIGH YIELD SERIES

BONDS -- 86.8%

ISSUER                                               SHARES/PAR      VALUE ($)
AEROSPACE -- 2.1%
Bombardier, Inc., 8%, 2014 (n) .................    $ 1,723,000    $  1,783,305
DRS Technologies, Inc., 7.625%, 2018 ...........      1,215,000       1,227,150
Hawker Beechcraft Acquisition Corp.,
  9.75%, 2017 (n) ..............................      2,445,000       2,555,025
Vought Aircraft Industries, Inc., 8%, 2011 .....      1,615,000       1,606,925
                                                                   ------------
                                                                   $  7,172,405
                                                                   ------------
AIRLINES -- 0.7%
Continental Airlines, Inc., 6.9%, 2017 .........    $   310,643    $    305,984
Continental Airlines, Inc., 6.748%, 2017 .......        321,561         315,532
Continental Airlines, Inc., 6.795%, 2018 .......        556,627         542,712
Continental Airlines, Inc., 7.566%, 2020 .......      1,119,771       1,122,570
                                                                   ------------
                                                                   $  2,286,798
                                                                   ------------
APPAREL MANUFACTURERS -- 0.6%
Levi Strauss & Co., 12.25%, 2012 ...............    $   830,000    $    898,475
Levi Strauss & Co., 9.75%, 2015 ................        980,000       1,048,600
                                                                   ------------
                                                                   $  1,947,075
                                                                   ------------
ASSET BACKED & SECURITIZED -- 1.7%
Airlie LCDO Ltd., CDO, FRN, 7.25%, 2011 (z) ....    $   665,000    $    660,877
Anthracite Ltd., CDO, 6%, 2037 (z) .............      1,300,000       1,160,301
Arbor Realty Mortgage Securities, CDO, FRN,
  7.655%, 2038 (z) .............................        704,557         708,644
Babson CLO Ltd., "D", FRN, 6.8556%, 2018 (n) ...        670,000         647,454
CWCapital Cobalt CDO Ltd., "F", FRN,
  6.655%, 2050 (z) .............................        500,000         486,700
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n) ....        950,000         859,845
First Union National Bank Commercial Mortgage
  Corp., 6.75%, 2032 ...........................        855,000         855,445
Wachovia Credit, CDO, FRN, 6.71%, 2026 (p)(z) ..        376,000         365,510
                                                                   ------------
                                                                   $  5,744,776
                                                                   ------------
AUTOMOTIVE -- 5.0%
Ford Motor Co., 7.45%, 2031 ....................    $   940,000    $    750,825
Ford Motor Credit Co., 9.75%, 2010 .............      5,670,000       5,920,529
Ford Motor Credit Co., 8.625%, 2010 ............      1,065,000       1,081,706
Ford Motor Credit Co., 7%, 2013 ................        729,000         675,416
Ford Motor Credit Co., 8%, 2016 ................      1,460,000       1,398,458
Ford Motor Credit Co., FRN, 8.105%, 2012 .......        930,000         927,641
General Motors Corp., 8.375%, 2033 .............      3,641,000       3,322,412
Goodyear Tire & Rubber Co., 9%, 2015 ...........      1,299,000       1,399,672
TRW Automotive, Inc., 7%, 2014 (n) .............      1,625,000       1,547,813
TRW Automotive, Inc., 7.25%, 2017 (n) ..........        185,000         176,213
                                                                   ------------
                                                                   $ 17,200,685
                                                                   ------------
BROADCASTING -- 5.2%
Allbritton Communications Co., 7.75%, 2012 .....    $ 2,078,000    $  2,088,390
Bonten Media Acquisition Co., 9%, 2015 (n)(p) ..        835,000         814,125
CanWest MediaWorks LP, 9.25%, 2015 (z) .........        765,000         766,912
Clear Channel Communications, Inc., 5.5%, 2014 .      3,230,000       2,760,242
Intelsat Bermuda Ltd., 11.25%, 2016 ............      2,405,000       2,693,600
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015 ......        700,000         714,875
Intelsat Ltd., 0% to 2010, 9.25% to 2015 .......      1,590,000       1,307,775
Intelsat Subsidiary Holding Co. Ltd.,
  8.625%, 2015 .................................        900,000         922,500
ION Media Networks, Inc., FRN, 11.6056%,
  2013 (n) .....................................      1,505,000       1,557,675
Univision Communications, Inc.,
  9.75%, 2015 (n)(p) ...........................      4,060,000       4,009,250
                                                                   ------------
                                                                   $ 17,635,344
                                                                   ------------
BUILDING -- 1.6%
Builders FirstSource, Inc., FRN, 9.61%, 2012 ...    $   880,000    $    891,000
Interface, Inc., 10.375%, 2010 .................        943,000       1,013,725
Interface, Inc., 9.5%, 2014 ....................        170,000         183,175
Nortek Holdings, Inc., 0% to 2009, 10.75%
  to 2014 ......................................      1,467,000       1,063,575
Nortek Holdings, Inc., 8.5%, 2014 ..............      1,230,000       1,171,575
Ply Gem Industries, Inc., 9%, 2012 .............      1,165,000       1,047,044
                                                                   ------------
                                                                   $  5,370,094
                                                                   ------------
BUSINESS SERVICES -- 1.0%
Nortel Networks Ltd., 10.75%, 2016 (n) .........    $   820,000    $    906,100
SunGard Data Systems, Inc., 10.25%, 2015 .......      2,355,000       2,490,413
                                                                   ------------
                                                                   $  3,396,513
                                                                   ------------
CABLE TV -- 2.8%
CCH I Holdings LLC, 11%, 2015 ..................    $ 2,289,000    $  2,389,144
CCH II Holdings LLC, 10.25%, 2010 ..............      1,355,000       1,415,975
CCO Holdings LLC, 8.75%, 2013 ..................      2,030,000       2,065,525
CSC Holdings, Inc., 6.75%, 2012 ................      1,905,000       1,809,750
NTL Cable PLC, 9.125%, 2016 ....................      1,844,000       1,931,590
                                                                   ------------
                                                                   $  9,611,984
                                                                   ------------
CHEMICALS -- 3.2%
Equistar Chemicals LP, 10.125%, 2008 ...........    $   746,000    $    775,840
Equistar Chemicals LP, 10.625%, 2011 ...........        206,000         216,815
Innophos, Inc., 8.875%, 2014 ...................      1,600,000       1,656,000
KI Holdings, Inc., 0% to 2009, 9.875% to 2014 ..      1,960,000       1,675,800
Koppers, Inc., 9.875%, 2013 ....................      1,365,000       1,457,138
Momentive Performance Materials, Inc.,
  11.5%, 2016 (n) ..............................      1,780,000       1,797,800
Mosaic Co., 7.625%, 2016 (n) ...................      1,780,000       1,820,050
Nalco Co., 8.875%, 2013 ........................      1,630,000       1,691,125
                                                                   ------------
                                                                   $ 11,090,568
                                                                   ------------
CONSUMER GOODS & SERVICES -- 4.9%
ACCO Brands Corp., 7.625%, 2015 ................    $ 1,505,000    $  1,478,662
Corrections Corp. of America, 6.25%, 2013 ......      1,090,000       1,046,400
GEO Group, Inc., 8.25%, 2013 ...................      1,595,000       1,644,844
Jarden Corp., 7.5%, 2017 .......................      1,335,000       1,318,313
Kar Holdings, Inc., 10%, 2015 (n) ..............      2,375,000       2,315,625
Playtex Products, Inc., 9.375%, 2011 ...........      1,025,000       1,053,188
Realogy Corp., 10.5%, 2014 (n) .................        590,000         561,975
Realogy Corp., 12.375%, 2015 (n) ...............      2,115,000       1,929,938
Service Corp. International, 7.375%, 2014 ......        700,000         703,500
Service Corp. International, 6.75%, 2015 (n) ...        405,000         390,319
Service Corp. International, 7%, 2017 ..........      2,380,000       2,266,950
Visant Holding Corp., 8.75%, 2013 ..............      1,890,000       1,965,600
                                                                   ------------
                                                                   $ 16,675,314
                                                                   ------------
CONTAINERS -- 1.5%
Berry Plastics Holding Corp., 8.875%, 2014 .....    $ 1,025,000    $  1,037,812
Graham Packaging Co. LP, 9.875%, 2014 ..........        980,000         991,025
Greif, Inc., 6.75%, 2017 .......................      1,005,000         982,387
Owens-Brockway Glass Container, Inc.,
  8.25%, 2013 ..................................      2,190,000       2,266,650
                                                                   ------------
                                                                   $  5,277,874
                                                                   ------------
DEFENSE ELECTRONICS -- 0.8%
L-3 Communications Corp., 6.125%, 2014 .........    $ 1,825,000    $  1,720,063
L-3 Communications Corp., 5.875%, 2015 .........      1,145,000       1,061,988
                                                                   ------------
                                                                   $  2,782,051
                                                                   ------------
ELECTRONICS -- 2.0%
Avago Technologies Finance, 11.875%, 2015 ......    $ 1,020,000    $  1,139,850
Freescale Semiconductor, Inc., 10.125%, 2016 (n)      3,660,000       3,440,400
NXP B.V./NXP Funding LLC, 7.875%, 2014 .........        655,000         645,175
NXP B.V./NXP Funding LLC, 9.5%, 2015 ...........        600,000         591,000
Spansion LLC, 11.25%, 2016 (z) .................      1,130,000       1,163,900
                                                                   ------------
                                                                   $  6,980,325
                                                                   ------------
EMERGING MARKET SOVEREIGN -- 1.0%
Republic of Argentina, FRN, 5.475%, 2012 .......    $ 1,851,000    $  1,758,141
Republic of Venezuela, 7%, 2018 ................        865,000         763,362
Republic of Venezuela, 6%, 2020 ................        947,000         766,123
                                                                   ------------
                                                                   $  3,287,626
                                                                   ------------
ENERGY -- INDEPENDENT -- 4.1%
Chaparral Energy, Inc., 8.875%, 2017 (n) .......    $ 1,435,000    $  1,417,062
Chesapeake Energy Corp., 7%, 2014 ..............        958,000         950,815
Chesapeake Energy Corp., 6.375%, 2015 ..........      1,945,000       1,855,044
Cimarex Energy Co., 7.125%, 2017 ...............      1,105,000       1,077,375
Forest Oil Corp., 7.25%, 2019 (n) ..............        915,000         887,550
Hilcorp Energy I LP, 9%, 2016 (n) ..............      1,440,000       1,490,400
Hilcorp Energy I LP, 7.75%, 2015 (n) ...........        560,000         543,200
Mariner Energy, Inc., 8%, 2017 .................      1,135,000       1,126,488
Newfield Exploration Co., 6.625%, 2014 .........      1,570,000       1,515,050
Plains Exploration & Production Co., 7%, 2017 ..      1,535,000       1,454,413
Quicksilver Resources, Inc., 7.125%, 2016 ......      1,580,000       1,524,700
                                                                   ------------
                                                                   $ 13,842,097
                                                                   ------------
ENTERTAINMENT -- 0.4%
AMC Entertainment, Inc., 8%, 2014 ..............    $   560,000    $    548,800
AMC Entertainment, Inc., 11%, 2016 .............        850,000         939,250
                                                                   ------------
                                                                   $  1,488,050
                                                                   ------------
FINANCIAL INSTITUTIONS -- 2.5%
General Motors Acceptance Corp., 6.875%, 2011 ..    $ 3,172,000    $  3,120,150
General Motors Acceptance Corp., 6.75%, 2014 ...      4,522,000       4,330,520
General Motors Acceptance Corp., 8%, 2031 ......        945,000         966,339
                                                                   ------------
                                                                   $  8,417,009
                                                                   ------------
FOOD & BEVERAGES -- 1.6%
ARAMARK Corp., 8.5%, 2015 (n) ..................    $ 2,350,000    $  2,391,125
B&G Foods Holding Corp., 8%, 2011 ..............        990,000         990,000
Del Monte Corp., 6.75%, 2015 ...................      1,150,000       1,095,375
Michael Foods, Inc., 8%, 2013 ..................        950,000         959,500
                                                                   ------------
                                                                   $  5,436,000
                                                                   ------------
FOREST & PAPER PRODUCTS -- 1.6%
Buckeye Technologies, Inc., 8%, 2010 ...........    $   365,000    $    365,000
Buckeye Technologies, Inc., 8.5%, 2013 .........      2,165,000       2,213,712
Jefferson Smurfit Corp., 8.25%, 2012 ...........      1,435,000       1,424,238
JSG Funding PLC, 7.75%, 2015 ...................        150,000         150,187
MDP Acquisitions PLC, 9.625%, 2012 .............        106,000         111,035
Millar Western Forest Products, 7.75%, 2013 ....      1,395,000       1,201,444
                                                                   ------------
                                                                   $  5,465,616
                                                                   ------------
GAMING & LODGING -- 5.9%
Fontainebleau Las Vegas Holdings LLC,
  10.25%, 2015 (n) .............................    $   180,000    $    177,300
Great Canadian Gaming Corp., 7.25%, 2015 (n) ...        905,000         900,475
Greektown Holdings, 10.75%, 2013 (n) ...........        830,000         879,800
Harrah's Entertainment, Inc., 5.75%, 2017 ......      3,945,000       3,156,000
Majestic Star Casino LLC, 9.75%, 2011 ..........      1,485,000       1,436,738
Mandalay Resort Group, 9.375%, 2010 ............      1,085,000       1,144,675
MGM Mirage, Inc., 8.5%, 2010 ...................      1,165,000       1,218,881
MGM Mirage, Inc., 8.375%, 2011 .................      2,405,000       2,459,113
MGM Mirage, Inc., 6.75%, 2013 ..................      1,125,000       1,068,750
MGM Mirage, Inc., 5.875%, 2014 .................        485,000         438,925
Pinnacle Entertainment, Inc., 8.25%, 2012 ......      1,055,000       1,086,650
Station Casinos, Inc., 6.5%, 2014 ..............      2,335,000       2,066,475
Wimar Opco LLC, 9.625%, 2014 (n) ...............      1,705,000       1,641,062
Wynn Las Vegas LLC, 6.625%, 2014 ...............      2,610,000       2,515,387
                                                                   ------------
                                                                   $ 20,190,231
                                                                   ------------
INDUSTRIAL -- 1.1%
Blount, Inc., 8.875%, 2012 .....................    $ 1,445,000    $  1,459,450
JohnsonDiversey Holdings, Inc., "B",
  9.625%, 2012 .................................      2,075,000       2,165,781
                                                                   ------------
                                                                   $  3,625,231
                                                                   ------------
INSURANCE -- HEALTH -- 0.2%
Centene Corp., 7.25%, 2014 .....................    $   795,000    $    787,050
                                                                   ------------
INSURANCE -- PROPERTY & CASUALTY -- 0.3%
USI Holdings Corp., 9.75%, 2015 (n) ............    $ 1,010,000    $  1,004,950
                                                                   ------------
MACHINERY & TOOLS -- 0.8%
Case Corp., 7.25%, 2016 ........................    $   705,000    $    715,575
Case New Holland, Inc., 7.125%, 2014 ...........      2,100,000       2,126,250
                                                                   ------------
                                                                   $  2,841,825
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 7.0%
Advanced Medical Optics, Inc., 7.5%, 2017 (n) ..    $ 1,275,000    $  1,204,875
Community Health Systems, Inc., 8.875%, 2015 (z)      2,205,000       2,235,319
Cooper Cos., Inc., 7.125%, 2015 (n) ............      1,625,000       1,608,750
DaVita, Inc., 6.625%, 2013 .....................        740,000         722,425
DaVita, Inc., 7.25%, 2015 ......................      2,595,000       2,562,562
HCA, Inc., 6.375%, 2015 ........................      2,230,000       1,895,500
HCA, Inc., 9.25%, 2016 (n) .....................      4,745,000       5,053,425
HealthSouth Corp., 10.75%, 2016 ................      1,040,000       1,128,400
Omnicare, Inc., 6.875%, 2015 ...................        790,000         750,500
Psychiatric Solutions, Inc., 7.75%, 2015 .......      1,770,000       1,750,088
U.S. Oncology, Inc., 10.75%, 2014 ..............      2,125,000       2,273,750
Universal Hospital Services, Inc.,
  8.5%, 2015 (n)(p) ............................        965,000         955,350
Universal Hospital Services, Inc., FRN,
  8.7594%, 2015 (n) ............................        290,000         290,000
Vanguard Health Holding II, 9%, 2014 ...........        725,000         717,750
VWR Funding, Inc., 10.25%, 2015 (z) ............        840,000         837,900
                                                                   ------------
                                                                   $ 23,986,594
                                                                   ------------
METALS & MINING -- 4.0%
Arch Western Finance LLC, 6.75%, 2013 ..........    $ 2,690,000    $  2,582,400
Chaparral Steel Co., 10%, 2013 .................      1,270,000       1,385,887
FMG Finance Ltd., 10.625%, 2016 (n) ............      1,840,000       2,189,600
Freeport-McMoRan Copper & Gold, Inc.,
  8.25%, 2015 ..................................      1,340,000       1,413,700
Freeport-McMoRan Copper & Gold, Inc.,
  8.375%, 2017 .................................      2,795,000       2,983,662
Peabody Energy Corp., 5.875%, 2016 .............      1,255,000       1,173,425
Peabody Energy Corp., 7.375%, 2016 .............      1,045,000       1,065,900
PNA Group, Inc., 10.75%, 2016 (n) ..............        880,000         959,200
                                                                   ------------
                                                                   $ 13,753,774
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 0.7%
AmeriGas Partners LP, 7.125%, 2016 .............    $ 1,580,000    $  1,552,350
Inergy LP, 6.875%, 2014 ........................      1,065,000       1,009,087
                                                                   ------------
                                                                   $  2,561,437
                                                                   ------------
NATURAL GAS -- PIPELINE -- 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015 .......    $ 1,625,000    $  1,620,937
El Paso Performance-Linked Trust, CLN,
  7.75%, 2011 (n) ..............................      1,725,000       1,776,750
Transcontinental Gas Pipe Line Corp., 7%, 2011 .        750,000         776,250
Williams Cos., Inc., 7.125%, 2011 ..............        733,000         751,325
Williams Cos., Inc., 8.75%, 2032 ...............      1,050,000       1,215,375
Williams Partners LP, 7.25%, 2017 ..............      1,230,000       1,236,150
                                                                   ------------
                                                                   $  7,376,787
                                                                   ------------
NETWORK & TELECOM -- 3.1%
Cincinnati Bell, Inc., 8.375%, 2014 ............    $ 1,705,000    $  1,722,050
Citizens Communications Co., 9.25%, 2011 .......      1,286,000       1,388,880
Nordic Telephone Co. Holdings,
  8.875%, 2016 (n) .............................      1,120,000       1,187,200
Qwest Capital Funding, Inc., 7.25%, 2011 .......      1,035,000       1,029,825
Qwest Corp., 7.875%, 2011 ......................        465,000         484,763
Qwest Corp., 8.875%, 2012 ......................      1,530,000       1,648,575
Time Warner Telecom Holdings, Inc.,
  9.25%, 2014 ..................................      1,010,000       1,070,600
Windstream Corp., 8.625%, 2016 .................      1,695,000       1,792,462
Windstream Corp., 7%, 2019 .....................        365,000         348,575
                                                                   ------------
                                                                   $ 10,672,930
                                                                   ------------
OIL SERVICES -- 1.8%
Basic Energy Services, Inc., 7.125%, 2016 ......    $ 1,995,000    $  1,905,225
Bristow Group, Inc., 7.5%, 2017 (z) ............        700,000         701,750
Compagnie Generale de Geophysique-Veritas,
  7.75%, 2017 ..................................      1,585,000       1,604,812
GulfMark Offshore, Inc., 7.75%, 2014 ...........        745,000         752,450
Hanover Compressor Co., 9%, 2014 ...............      1,055,000       1,115,662
                                                                   ------------
                                                                   $  6,079,899
                                                                   ------------
PHARMACEUTICALS -- 0.3%
Warner Chilcott Corp., 8.75%, 2015 .............    $   923,000    $    948,382
                                                                   ------------
PRINTING & PUBLISHING -- 3.8%
American Media Operations, Inc., 10.25%, 2009 ..    $ 1,795,000    $  1,705,250
Dex Media, Inc., 0% to 2008, 9% to 2013 ........      3,710,000       3,492,037
Dex Media, Inc., 0% to 2008, 9% to 2013 ........      1,710,000       1,609,537
Idearc, Inc., 8%, 2016 .........................      3,620,000       3,656,200
Nielsen Finance LLC, 0% to 2011,
  12.5% to 2016 (n) ............................        955,000         673,275
R.H. Donnelley Corp., 8.875%, 2016 .............      1,785,000       1,856,400
                                                                   ------------
                                                                   $ 12,992,699
                                                                   ------------
RETAILERS -- 1.5%
Buhrmann U.S., Inc., 7.875%, 2015 ..............    $ 1,455,000    $  1,433,175
Couche-Tard, Inc., 7.5%, 2013 ..................        805,000         811,037
Neiman Marcus Group, Inc., 9%, 2015 ............      1,065,000       1,139,550
Neiman Marcus Group, Inc., 10.375%, 2015 .......        650,000         715,000
Rite Aid Corp., 9.5%, 2017 (n) .................      1,045,000       1,003,200
                                                                   ------------
                                                                   $  5,101,962
                                                                   ------------
SPECIALTY STORES -- 1.3%
Claire's Stores, Inc., 9.25%, 2015 (n) .........    $ 1,240,000    $  1,178,000
Claire's Stores, Inc., 10.5%, 2017 (z) .........        485,000         442,562
Michaels Stores, Inc., 11.375%, 2016 (n) .......      1,590,000       1,661,550
Payless ShoeSource, Inc., 8.25%, 2013 ..........      1,165,000       1,185,388
                                                                   ------------
                                                                   $  4,467,500
                                                                   ------------
SUPERMARKETS -- 0.6%
Jitney Jungle Stores of America, Inc.,
  10.375%, 2007 (d) ............................    $   250,000    $          0
Stater Brothers Holdings, Inc., 7.75%, 2015 (n)       1,035,000       1,037,588
SUPERVALU, Inc., 7.5%, 2014 ....................      1,125,000       1,153,125
                                                                   ------------
                                                                   $  2,190,713
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.0%
Centennial Communications Corp., 10%, 2013 .....    $   300,000    $    321,750
Centennial Communications Corp., 10.125%, 2013 .        655,000         702,487
MetroPCS Wireless, Inc., 9.25%, 2014 (n) .......        490,000         505,925
Wind Acquisition Finance S.A., 10.75%, 2015 (n)       1,580,000       1,813,050
                                                                   ------------
                                                                   $  3,343,212
                                                                   ------------
TRANSPORTATION -- SERVICES -- 1.0%
Hertz Corp., 8.875%, 2014 ......................    $ 2,095,000    $  2,184,037
Stena AB, 7%, 2016 .............................      1,086,000       1,086,000
                                                                   ------------
                                                                   $  3,270,037
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 1.9%
U.S. Treasury Bonds, 4.5%, 2036 ................    $ 7,303,000    $  6,612,640
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 4.0%
AES Corp., 9.375%, 2010 ........................    $ 1,535,000    $  1,632,856
Edison Mission Energy, 7%, 2017 (n) ............      3,930,000       3,704,025
Edison Mission Energy, 7.625%, 2027 (n) ........        435,000         411,075
Mirant Americas Generation LLC, 8.3%, 2011 .....        800,000         826,000
Mirant North American LLC, 7.375%, 2013 ........      1,340,000       1,370,150
NRG Energy, Inc., 7.375%, 2016 .................      4,075,000       4,085,188
Reliant Energy, Inc., 7.875%, 2017 .............      1,760,000       1,711,600
                                                                   ------------
                                                                   $ 13,740,894
                                                                   ------------
    Total Bonds
      (Identified Cost, $297,047,275) ..........                   $296,656,951
                                                                   ------------
FLOATING RATE LOANS (g)(r) -- 7.6%
AUTOMOTIVE -- 1.0%
Ford Motor Co., Term Loan B, 8.36%, 2013 .......    $ 2,485,286    $  2,493,743
Mark IV Industries, Inc., Second Lien Term Loan,
  11.1%, 2011 ..................................        994,489         997,390
                                                                   ------------
                                                                   $  3,491,133
                                                                   ------------
BROADCASTING -- 0.2%
Gray Television, Inc., Term Loan, 6.85%, 2014 ..    $   780,518    $    777,104
                                                                   ------------
BUILDING -- 0.1%
Building Materials Holding Corp., Second Lien
  Term Loan, 11.13%, 2014 ......................    $   424,733    $    415,530
                                                                   ------------
CABLE TV -- 0.9%
Charter Communications Operating LLC, Term Loan,
  7.36%, 2013 ..................................    $   796,896    $    788,728
CSC Holdings, Inc., Incremental Term Loan,
  7.07%, 2013 ..................................      1,203,142       1,201,754
Mediacom Illinois LLC, Term Loan, 6.86%, 2012 ..      1,077,104       1,067,680
                                                                   ------------
                                                                   $  3,058,162
                                                                   ------------
CHEMICALS -- 0.5%
Celanese AG, Term Loan B, 7.1%, 2014 ...........    $ 1,692,348    $  1,693,933
                                                                   ------------
CONTAINERS -- 0.4%
Altivity Packaging LLC, Second Lien Term Loan,
  10.32%, 2013 .................................    $   290,909    $    295,515
Altivity Packaging LLC, Second Lien Term Loan,
  10.32%, 2013 .................................        909,091         923,485
                                                                   ------------
                                                                   $  1,219,000
                                                                   ------------
FOOD & BEVERAGES -- 0.7%
Dean Foods Co., Term Loan B, 6.86%, 2014 .......    $ 1,304,571    $  1,302,125
Dole Food Co., Inc., Letter of Credit,
  5.23%, 2013 ..................................        108,499         107,976
Dole Food Co., Inc., Term Loan, 7.54%, 2013 ....        241,071         239,909
Dole Food Co., Inc., Term Loan C, 7.45%, 2013 ..        803,571         799,697
                                                                   ------------
                                                                   $  2,449,707
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.5%
Georgia-Pacific Corp., Term Loan, 7.11%, 2012 ..    $ 1,692,280    $  1,695,382
Georgia-Pacific Corp., Term Loan B-2,
  7.11%, 2013 ..................................        112,307         112,488
                                                                   ------------
                                                                   $  1,807,870
                                                                   ------------
GAMING & LODGING -- 0.5%
Gulfside Casino, Term Loan B, 10.34%, 2012 .....    $ 1,837,741    $  1,846,929
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.8%
Community Health Systems, Inc., Term Loan
  B, 5.86%, 2014 (o) ...........................    $    62,999    $     63,068
Community Health Systems, Inc., Term Loan
  B, 7.36%, 2014 (o) ...........................        951,132         952,173
HCA, Inc., Term Loan B, 7.61%, 2013 ............      1,690,991       1,696,729
                                                                   ------------
                                                                   $  2,711,970
                                                                   ------------
NATURAL GAS -- PIPELINE -- 0.2%
Kinder Morgan, Inc., Term Loan, 6.82%, 2014 ....    $   574,600    $    573,379
                                                                   ------------
POLLUTION CONTROL -- 0.4%
Allied Waste North America, Inc., Term Loan,
  7.09%, 2014 ..................................    $   835,032    $    836,597
Allied Waste North America, Inc., Credit
  Linked Deposit, 7.07%, 2012 ..................        477,880         479,075
                                                                   ------------
                                                                   $  1,315,672
                                                                   ------------
PRINTING & PUBLISHING -- 1.0%
Idearc, Inc., Term Loan B, 7.36%, 2014 .........    $ 1,781,078    $  1,786,272
Nielsen Finance LLC, Term Loan B, 7.61%, 2013 ..      1,427,879       1,435,554
                                                                   ------------
                                                                   $  3,221,826
                                                                   ------------
SPECIALTY STORES -- 0.4%
Michaels Stores, Inc., Term Loan B,
  7.63%, 2013 ..................................    $ 1,392,021    $  1,376,362
                                                                   ------------
    Total Floating Rate Loans
      (Identified Cost, $25,953,941) ...........                   $ 25,958,577
                                                                   ------------
COMMON STOCK -- 2.0%

CABLE TV -- 0.4%
Comcast Corp., "A" (a) .........................         31,900    $    897,028
Time Warner Cable, Inc. (a) ....................         17,400         681,558
                                                                   ------------
                                                                   $  1,578,586
                                                                   ------------
CONSUMER GOODS & SERVICES -- 0.1%
Central Garden & Pet Co. (a) ...................         14,000    $    171,640
                                                                   ------------
ELECTRONICS -- 0.1%
Intel Corp. ....................................         14,500    $    344,520
                                                                   ------------
ENERGY -- INDEPENDENT -- 0.4%
Chesapeake Energy Corp. ........................          9,900    $    342,540
Foundation Coal Holdings, Inc. .................         23,440         952,602
                                                                   ------------
                                                                   $  1,295,142
                                                                   ------------
ENERGY -- INTEGRATED -- 0.1%
Chevron Corp. ..................................          4,300    $    362,232
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.1%
Louisiana-Pacific Corp. ........................         15,600    $    295,152
                                                                   ------------
MAJOR BANKS -- 0.1%
Bank of America Corp. ..........................          3,600    $    176,004
JPMorgan Chase & Co. ...........................          3,600         174,420
                                                                   ------------
                                                                   $    350,424
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.1%
Omnicare, Inc. .................................         10,600    $    382,236
                                                                   ------------
METALS & MINING -- 0.0%
Oxford Automotive, Inc. (a) ....................             21    $          0
                                                                   ------------
NATURAL GAS -- PIPELINE -- 0.1%
Williams Cos., Inc. ............................         14,100    $    445,842
                                                                   ------------
PHARMACEUTICALS -- 0.1%
Johnson & Johnson ..............................          5,700    $    351,234
                                                                   ------------
PRINTING & PUBLISHING -- 0.0%
Golden Books Family Entertainment, Inc. (a) ....         17,708    $          0
                                                                   ------------
REAL ESTATE -- 0.2%
Host Hotels & Resorts, Inc., REIT ..............         30,200    $    698,224
                                                                   ------------
TELEPHONE SERVICES -- 0.2%
Windstream Corp. ...............................         38,400    $    566,784
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $6,642,830) ............                   $  6,842,016
                                                                   ------------
PREFERRED STOCKS -- 0.0%

REAL ESTATE -- 0.0%

HRPT Properties Trust, "B", REIT, 8.75%
  (Identified Cost, $33,504) ...................          1,225    $     31,078
                                                                   ------------

                                STRIKE    FIRST
ISSUER                           PRICE  EXERCISE

WARRANTS -- 0.0%
NETWORK & TELECOM -- 0.0%
Knology, Inc. (Identified
  Cost, $0) (a)(z) ........      $0.10  11/22/97            525    $      2,124
                                                                   ------------

ISSUER                                               SHARES/PAR      VALUE ($)

SHORT-TERM OBLIGATIONS -- 1.7%
New Center Asset Trust, 5.36%, due 7/02/07,
  at Amortized Cost and Value (y) ..............    $ 5,880,000    $  5,879,125
                                                                   ------------
    Total Investments
      (Identified Cost, $335,556,675) (k) ......                   $335,369,871
                                                                   ------------

OTHER ASSETS, LESS LIABILITIES -- 1.9% .........                      6,426,259
                                                                   ------------
    Net Assets -- 100.0% .......................                   $341,796,130
                                                                   ------------

SWAP AGREEMENTS AT 6/30/07

                                                                                                                       UNREALIZED
                 NOTIONAL                                                      CASH FLOWS            CASH FLOWS       APPRECIATION
EXPIRATION        AMOUNT                     COUNTERPARTY                    TO RECEIVE              TO PAY          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/17       USD      200,000  JPMorgan Chase Bank                              (1)           0.78% (fixed rate)       $   (587)
3/20/17       USD      200,000  JPMorgan Chase Bank                              (1)           0.80% (fixed rate)           (893)
3/20/17       USD      200,000  Merrill Lynch International                      (1)           0.81% (fixed rate)           (546)
6/20/12       USD    1,200,000  Goldman Sachs International                      (2)           1.49% (fixed rate)          3,319
6/20/12       USD    1,200,000  Morgan Stanley Capital Services, Inc.    3.76% (fixed rate)           (3)                (38,631)
6/20/12       USD      600,000  Morgan Stanley Capital Services, Inc.    4.15% (fixed rate)           (3)                (10,277)
6/20/09       USD    1,200,000  JPMorgan Chase Bank                      4.10% (fixed rate)           (4)                  9,216
6/20/09       USD      600,000  JPMorgan Chase Bank                      4.80% (fixed rate)           (4)                 12,037
                                                                                                                        --------
                                                                                                                        $(26,362)
                                                                                                                        ========

(1) Series to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/01/10.
(2) Series to receive notional amount upon a defined credit default event by Constellation Brands, Inc., 8%, 2/15/08.
(3) Series to pay notional amount upon a defined credit default event by Bowater, Inc., 6.5%, 6/15/13.
(4) Series to pay notional amount upon a defined credit default event by Abitibi-Consolidated, Inc., 8.375%, 4/01/15.

At June 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                                    See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

INTERNATIONAL VALUE SERIES

COMMON STOCKS -- 94.3%

ISSUER                                               SHARES/PAR      VALUE ($)
ALCOHOLIC BEVERAGES -- 1.3%
Heineken N.V. ..................................         39,640    $  2,328,331
Remy Cointreau S.A. (l) ........................          9,950         744,755
                                                                   ------------
                                                                   $  3,073,086
                                                                   ------------
APPAREL MANUFACTURERS -- 0.1%
Sanyo Shokai Ltd. ..............................         37,400    $    322,207
                                                                   ------------
AUTOMOTIVE -- 3.1%
Autoliv, Inc., SDR (l) .........................         18,930    $  1,077,412
Bayerische Motoren Werke AG (l) ................         49,770       3,228,984
Continental AG (l) .............................         10,677       1,506,097
Kongsberg Automotive A.S.A. ....................         62,510         524,502
Nissan Motor Co. Ltd. (l) ......................         69,700         747,625
                                                                   ------------
                                                                   $  7,084,620
                                                                   ------------
BIOTECHNOLOGY -- 0.3%
Actelion Ltd. (a) ..............................         13,898    $    620,121
                                                                   ------------
BROADCASTING -- 2.9%
Fuji Television Network, Inc. ..................            990    $  1,993,585
Nippon Television Network Corp. ................          8,240       1,125,385
Vivendi S.A. (l) ...............................         41,580       1,787,874
WPP Group PLC ..................................        115,370       1,725,478
                                                                   ------------
                                                                   $  6,632,322
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 0.4%
Van Lanschot N.V. ..............................          8,330    $    811,745
                                                                   ------------
BUSINESS SERVICES -- 1.5%
Bunzl PLC ......................................        104,460    $  1,445,639
Intertek Group PLC .............................         19,960         391,249
USS Co. Ltd. ...................................         24,850       1,583,959
                                                                   ------------
                                                                   $  3,420,847
                                                                   ------------
CABLE TV -- 0.3%
Premiere AG (a)(l) .............................         24,530    $    580,688
                                                                   ------------
CHEMICALS -- 1.5%
Makhteshim-Agan Industries Ltd. ................        137,540    $    996,057
Syngenta AG ....................................         12,647       2,465,206
                                                                   ------------
                                                                   $  3,461,263
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.9%
Fujitsu Ltd. ...................................        273,000    $  2,012,781
                                                                   ------------
CONSTRUCTION -- 3.4%
Buzzi Unicem S.p.A. ............................         26,670    $    914,709
CRH PLC ........................................         35,450       1,749,423
Fletcher Building Ltd. .........................        161,008       1,530,011
Geberit AG .....................................          4,227         721,012
Nexity International ...........................         12,840       1,068,704
Sekisui Chemical Co. Ltd. ......................        239,000       1,849,434
                                                                   ------------
                                                                   $  7,833,293
                                                                   ------------
CONSUMER GOODS & SERVICES -- 4.4%
Henkel KGaA, IPS (l) ...........................         92,200    $  4,869,730
Kao Corp. ......................................        114,000       2,952,864
Uni-Charm Corp. (l) ............................         41,800       2,372,474
                                                                   ------------
                                                                   $ 10,195,068
                                                                   ------------
ELECTRICAL EQUIPMENT -- 2.3%
Legrand S.A. ...................................         56,810    $  2,044,412
OMRON Corp. ....................................         73,800       1,941,553
Spectris PLC ...................................         68,370       1,238,443
                                                                   ------------
                                                                   $  5,224,408
                                                                   ------------
ELECTRONICS -- 4.4%
Barco N.V. .....................................          3,960    $    368,101
Hirose Electric Co. Ltd. (l) ...................          6,700         882,416
Konica Minolta Holdings, Inc. ..................        108,500       1,602,546
Ricoh Co. Ltd. (l) .............................         52,000       1,203,362
Samsung Electronics Co. Ltd. ...................          4,672       2,862,318
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR ....................................        195,000       2,170,350
Venture Corp. Ltd. .............................        109,000       1,118,387
                                                                   ------------
                                                                   $ 10,207,480
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.4%
Apache Corp. (l) ...............................         12,430    $  1,014,164
INPEX Holdings, Inc. ...........................            124       1,157,890
PTT Public Co. Ltd. ............................        135,800       1,062,013
                                                                   ------------
                                                                   $  3,234,067
                                                                   ------------
ENERGY -- INTEGRATED -- 7.5%
Royal Dutch Shell PLC, "A" .....................        150,080    $  6,111,953
Statoil A.S.A. (l) .............................        109,400       3,384,520
TOTAL S.A., ADR ................................         96,300       7,798,374
                                                                   ------------
                                                                   $ 17,294,847
                                                                   ------------
FOOD & BEVERAGES -- 4.6%
Binggrae Co. Ltd. ..............................          8,590    $    378,430
CSM N.V. (l) ...................................         40,807       1,445,051
Nestle S.A. ....................................         19,554       7,424,544
Nong Shim Co. Ltd. .............................          5,054       1,438,764
                                                                   ------------
                                                                   $ 10,686,789
                                                                   ------------
FOOD & DRUG STORES -- 0.9%
Lawson, Inc. (l) ...............................         59,200    $  2,047,761
                                                                   ------------
FOREST & PAPER PRODUCTS -- 1.3%
M-Real Oyj, "B" ................................        171,550    $  1,119,684
Stora Enso Oyj .................................         95,290       1,787,128
                                                                   ------------
                                                                   $  2,906,812
                                                                   ------------
GENERAL MERCHANDISE -- 0.2%
Daiei, Inc. (a)(l) .............................         40,250    $    425,525
                                                                   ------------
INSURANCE -- 3.0%
Benfield Group PLC .............................        204,960    $  1,317,537
Catlin Group Ltd. ..............................         78,810         753,104
Hiscox Ltd. ....................................        192,403       1,097,626
Jardine Lloyd Thompson Group PLC ...............        205,210       1,697,770
Legal & General Group PLC ......................        655,150       1,962,583
                                                                   ------------
                                                                   $  6,828,620
                                                                   ------------
LEISURE & TOYS -- 1.3%
Heiwa Corp. ....................................         77,500    $    952,742
NAMCO BANDAI Holdings, Inc. (l) ................         64,000       1,011,278
Sankyo Co. Ltd. ................................         25,500       1,074,621
                                                                   ------------
                                                                   $  3,038,641
                                                                   ------------
MACHINERY & TOOLS -- 1.8%
ASSA ABLOY AB, "B" (l) .........................        121,450    $  2,678,006
GEA Group AG (a)(l) ............................         41,800       1,454,486
                                                                   ------------
                                                                   $  4,132,492
                                                                   ------------
MAJOR BANKS -- 4.9%
Credit Agricole S.A. (l) .......................        126,436    $  5,128,422
Joyo Bank Ltd. .................................        111,000         690,398
Royal Bank of Scotland Group PLC ...............        185,582       2,358,454
Shizuoka Bank Ltd. (l) .........................        136,000       1,380,374
Svenska Handelsbanken AB, "A" (l) ..............         60,900       1,704,796
                                                                   ------------
                                                                   $ 11,262,444
                                                                   ------------
METALS & MINING -- 1.1%
Anglo American PLC .............................         44,420    $  2,599,642
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 1.0%
Tokyo Gas Co. Ltd. .............................        504,000    $  2,389,964
                                                                   ------------
OIL SERVICES -- 0.5%
Fugro N.V. .....................................         18,322    $  1,162,778
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 11.5%
Aiful Corp. ....................................        102,600    $  2,949,162
Bangkok Bank Public Co. Ltd. ...................        309,900       1,095,085
Dah Sing Financial Holdings Ltd. ...............        101,200         853,689
DNB Holding A.S.A. (l) .........................        135,760       1,740,649
Hachijuni Bank Ltd. ............................        173,000       1,217,904
Hana Financial Group, Inc. .....................         21,730       1,059,627
HSBC Holdings PLC ..............................        265,357       4,861,127
ING Groep N.V. .................................        106,900       4,707,374
Komercni Banka A.S. ............................          5,039         937,963
Krungthai Card PLC .............................        591,100         483,666
Sapporo Hokuyo Holdings, Inc. ..................            113       1,247,858
Shinhan Financial Group Co. Ltd. ...............         19,920       1,211,781
Siam City Bank Public Co. Ltd. .................        938,000         516,206
SNS REAAL Groep N.V. ...........................         24,960         563,792
Takefuji Corp. (l) .............................         45,240       1,520,796
Unione di Banche Italiane Scpa .................         54,627       1,386,263
                                                                   ------------
                                                                   $ 26,352,942
                                                                   ------------
PHARMACEUTICALS -- 9.7%
Astellas Pharma, Inc. ..........................         68,200    $  2,968,227
GlaxoSmithKline PLC ............................        288,630       7,562,054
Hisamitsu Pharmaceutical Co., Inc. .............         58,200       1,606,756
Novartis AG ....................................        108,310       6,094,802
Roche Holding AG ...............................         20,080       3,561,039
Tanabe Seiyaku Co. Ltd. ........................         48,000         572,157
                                                                   ------------
                                                                   $ 22,365,035
                                                                   ------------
PRINTING & PUBLISHING -- 0.8%
Reed Elsevier PLC ..............................        138,810    $  1,792,311
                                                                   ------------
RAILROAD & SHIPPING -- 0.5%
SMRT Corp. Ltd. ................................        904,820    $  1,164,915
                                                                   ------------
REAL ESTATE -- 0.4%
Deutsche Wohnen AG .............................         18,230    $    946,224
                                                                   ------------
SPECIALTY CHEMICALS -- 1.0%
Air Liquide S.A. (l) ...........................         18,199    $  2,388,205
                                                                   ------------
SPECIALTY STORES -- 1.0%
KappAhl Holding AB (l) .........................         57,440    $    646,490
NEXT PLC .......................................         11,110         445,288
Praktiker Bau-und Heimwerkermaerkte
  Holding AG ...................................         30,890       1,254,241
                                                                   ------------
                                                                   $  2,346,019
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 4.1%
KDDI Corp. .....................................            307    $  2,275,921
SmarTone Telecommunications Holdings Ltd. ......        475,500         549,823
Vodafone Group PLC .............................      1,977,080       6,651,272
                                                                   ------------
                                                                   $  9,477,016
                                                                   ------------
TELEPHONE SERVICES -- 3.2%
Royal KPN N.V. .................................        136,880    $  2,270,397
Telefonica S.A. ................................        121,210       2,694,311
Telekom Austria AG .............................         94,660       2,362,357
                                                                   ------------
                                                                   $  7,327,065
                                                                   ------------
TOBACCO -- 1.5%
British American Tobacco PLC ...................         69,930    $  2,375,958
Swedish Match AB ...............................         54,670       1,056,331
                                                                   ------------
                                                                   $  3,432,289
                                                                   ------------
TRUCKING -- 1.7%
TNT N.V. .......................................         85,040    $  3,835,052
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 2.6%
British Energy Group PLC .......................         54,940    $    594,629
E.ON AG ........................................         23,380       3,928,528
United Utilities PLC ...........................        105,090       1,489,922
                                                                   ------------
                                                                   $  6,013,079
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $186,789,020) ..........                   $216,930,463
                                                                   ------------

SHORT-TERM OBLIGATIONS (y) -- 5.0%
Cargill, Inc., 5.37%, due 7/02/07 (t) ..........    $ 2,532,000    $  2,531,622
Natexis Banques Populaires, 5.37%,
  due 7/02/07 ..................................      9,056,000       9,054,649
                                                                   ------------
    Total Short-Term Obligations,
      at Amortized Cost and Value ..............                   $ 11,586,271
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 13.3%
Navigator Securities Lending Prime Portfolio,
  at Cost and Net Asset Value ..................     30,500,656    $ 30,500,656
                                                                   ------------
    Total Investments
      (Identified Cost, $228,875,947) (k) ......                   $259,017,390
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES -- (12.6)% ......                    (29,000,698)
                                                                   ------------
    Net Assets -- 100.0% .......................                   $230,016,692
                                                                   ------------

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

MONEY MARKET SERIES

CERTIFICATES OF DEPOSIT -- 10.2%

ISSUER                                               SHARES/PAR      VALUE ($)
MAJOR BANKS -- 2.6%
Natexis Banque Populaires, NY, 5.34%,
  due 8/13/07 ..................................    $13,000,000    $ 13,000,000
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 7.6%
Credit Suisse, NY, 5.31%, due 9/27/07 ..........    $18,732,000    $ 18,732,000
Fortis Bank, NY, 5.29%, due 7/02/07 ............     18,684,000      18,684,000
                                                                   ------------
                                                                   $ 37,416,000
                                                                   ------------
    Total Certificates of Deposit,
      at Amortized Cost and Value ..............                   $ 50,416,000
                                                                   ------------
COMMERCIAL PAPER (y) -- 90.2%
ASSET BACKED & SECURITIZED -- 4.0%
Yorktown Capital LLC, 5.28%,
  due 7/20/07 - 9/07/07 (t) ....................    $16,341,000    $ 16,257,510
Yorktown Capital LLC, 5.25%, due 7/24/07 (t) ...      3,548,000       3,536,099
                                                                   ------------
                                                                   $ 19,793,609
                                                                   ------------
AUTOMOTIVE -- 3.6%
Toyota Motor Credit Corp., 5.2%, due 7/27/07 ...    $17,935,000    $ 17,867,644
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 3.7%
Morgan Stanley, Inc., 5.22%, due 8/03/07 .......    $18,601,000    $ 18,511,994
                                                                   ------------
BUSINESS SERVICES -- 4.0%
Siemens Captal Corp. LLC, 5.27%, due 9/17/07 ...    $12,800,000    $ 12,653,845
Siemens Captal Corp. LLC, 5.24%, due 7/16/07 ...        755,000         753,352
Siemens Captal Corp. LLC, 5.245%, due 7/17/07 ..      6,160,000       6,145,640
                                                                   ------------
                                                                   $ 19,552,837
                                                                   ------------
FINANCIAL INSTITUTIONS -- 51.5%
Alpine Securitization Corp., 5.25%,
  due 7/06/07 (t) ..............................    $   414,000    $    413,698
American Express Credit Corp., 5.25%,
  due 9/25/07 ..................................     20,035,000      19,783,728
Barton Capital LLC., 5.25%, due 7/03/07 (t) ....      5,388,000       5,386,429
Bryant Park Funding LLC, 5.24%,
  due 8/15/07 (t) ..............................      6,265,000       6,223,964
Bryant Park Funding LLC, 5.26%,
  due 8/27/07 (t) ..............................      6,000,000       5,950,030
CAFCO LLC, 5.25%, due 7/06/07 (t) ..............     18,821,000      18,807,276
CAFCO LLC, 5.27%, due 9/05/07 (t) ..............      1,000,000         990,338
CRC Funding LLC, 5.25%, due 7/11/07 (t) ........     13,400,000      13,380,458
CRC Funding LLC, 5.26%, due 8/03/07 (t) ........      2,422,000       2,410,322
CRC Funding LLC, 5.28%, due 8/17/07 (t) ........      2,270,000       2,254,352
Ciesco LLC, 5.37%, due 7/02/07 (t) .............      9,321,000       9,319,610
Citibank Credit Card Issuance Trust, 5.24%,
  due 7/12/07 (t) ..............................      4,570,000       4,562,683
Citibank Credit Card Issuance Trust, 5.265%,
  due 9/13/07 (t) ..............................     15,150,000      14,986,039
Fairway Finance Corp., 5.245%,
  due 7/13/07 (t) ..............................      4,896,000       4,887,440
Fairway Finance Corp., 5.23%, due 8/23/07 (t) ..      8,061,000       7,998,933
Falcon Asset Securitization Co. LLC, 5.25%,
  due 7/10/07 - 9/10/07 (t) ....................     19,766,000      19,572,542
Govco LLC., 5.235%, due 8/17/07 (t) ............     14,882,000      14,780,288
Govco LLC., 5.24%, due 8/27/07 (t) .............      4,074,000       4,040,199
Jupiter Securitization Co. LLC, 5.26%,
  due 8/17/07 (t) ..............................      19,708,000     19,572,661
Kitty Hawk Funding Corp., 5.25%,
  due 9/20/07 (t) ..............................       7,555,000      7,465,757
Old Line Funding LLC, 5.25%, due 7/16/07 (t) ...       1,110,000      1,107,572
Ranger Funding Co. LLC, 5.25%,
  due 8/17/07 (t) ..............................      19,635,000     19,500,418
Regency Markets No. 1 LLC, 5.24%,
  due 8/15/07 (t) ..............................      18,945,000     18,820,910
Sheffield Receivables Corp., 5.29%,
  due 7/13/07 (t) ..............................       5,960,000      5,949,491
Thunder Bay Funding LLC, 5.26%,
  due 8/03/07 (t) ..............................       4,186,000      4,165,817
Thunder Bay Funding LLC, 5.27%,
  due 8/15/07 (t) ..............................       3,290,000      3,268,327
Windmill Funding Corp., 5.26%,
  due 7/27/07 (t) ..............................      19,000,000     18,927,821
                                                                   ------------
                                                                   $254,527,103
                                                                   ------------
FOOD & BEVERAGES -- 0.1%
Coca-Cola Co., 5.21%, due 7/16/07 (t) ..........    $   314,000    $    313,318
                                                                   ------------
INSURANCE -- 0.1%
MetLife, Inc., 5.24%, due 8/15/07 (t) ..........    $   268,000    $    266,245
                                                                   ------------
MAJOR BANKS -- 9.4%
Barclays U.S. Funding Corp., 5.21%,
  due 7/09/07 ..................................    $ 1,710,000    $  1,708,020
HBOS Treasury Services PLC, 5.23%,
  due 8/13/07 ..................................     18,777,000      18,659,702
Natexis Banque Populaires, NY, 5.37%,
  due 7/02/07 ..................................      6,528,000       6,527,026
Societe Generale North America, 5.255%,
  due 9/27/07 ..................................     19,925,000      19,669,052
                                                                   ------------
                                                                   $ 46,563,800
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 13.8%
Bank of Montreal, 5.23%, due 8/15/07 ...........    $14,945,000    $ 14,847,297
Citigroup Funding, Inc., 5.265%, due 9/20/07 ...      5,093,000       5,032,667
DEPFA Bank PLC, 5.23%, due 8/09/07 (t) .........        589,000         585,663
DEPFA Bank PLC, 4.98%, due 12/21/07 (t) ........      6,000,000       5,856,410
Dexia Delaware LLC, 5.245%, due 8/06/07 ........     19,101,000      19,000,815
ING America Insurance Holdings, Inc.,
  5.23%, due 7/16/07 ...........................      6,160,000       6,146,576
UBS Finance Delaware LLC, 5.25%, due 7/06/07 ...      2,000,000       1,998,542
UBS Finance Delaware LLC, 5.28%, due 8/01/07 ...      1,338,000       1,331,917
UBS Finance Delaware LLC, 5.23%, due 8/30/07 ...     13,675,000      13,555,800
                                                                   ------------
                                                                   $ 68,355,687
                                                                   ------------
    Total Commercial Paper,
      at Amortized Cost and Value ..............                   $445,752,237
                                                                   ------------
    Total Investments,
      at Amortized Cost and Value ..............                   $496,168,237
                                                                   ------------

OTHER ASSETS, LESS LIABILITIES -- (0.4)% .......                     (1,861,272)
                                                                   ------------
    Net Assets -- 100.0% .......................                   $494,306,965
                                                                   ------------

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

STRATEGIC INCOME SERIES

BONDS -- 92.2%

ISSUER                                               SHARES/PAR      VALUE ($)
AEROSPACE -- 0.6%
DRS Technologies, Inc., 7.625%, 2018 ........       $   135,000    $    136,350
Hawker Beechcraft Acquisition Corp.,
  9.75%, 2017 (n) ...........................           195,000         203,775
Vought Aircraft Industries, Inc., 8%, 2011 ..           130,000         129,350
                                                                   ------------
                                                                   $    469,475
                                                                   ------------
AIRLINES -- 0.2%
Continental Airlines, Inc., 7.566%, 2020 ....       $   165,892    $    166,307
                                                                   ------------
APPAREL MANUFACTURERS -- 0.2%
Levi Strauss & Co., 12.25%, 2012 ............       $   105,000    $    113,663
                                                                   ------------
ASSET BACKED & SECURITIZED -- 6.7%
Anthracite Ltd., CDO, 6%, 2037 (z) ..........       $   200,000    $    178,508
ARCap REIT, Inc., "H", 6.1%, 2045 (n) .......           200,000         162,600
Asset Securitization Corp., FRN,
  8.1463%, 2029 .............................           215,000         228,543
Asset Securitization Corp., FRN,
  8.6363%, 2029 (z) .........................           185,000         195,241
Bayview Financial Revolving Mortgage Loan
  Trust, FRN, 6.12%, 2040 (z) ...............           250,000         249,999
Brazilian Merchant Voucher Receivables Ltd.,
  5.911%, 2011 (z) ..........................           274,924         272,862
Chase Commercial Mortgage Securities Corp.,
  6.6%, 2029 (z) ............................           360,000         366,221
Countrywide Asset-Backed Certificates, FRN,
  4.575%, 2035 ..............................            18,477          18,372
Crest Ltd., 7%, 2040 ........................           270,000         244,647
Deutsche Mortgage & Asset Receiving Corp.,
  7.5%, 2031 ................................           250,000         266,226
DLJ Commercial Mortgage Corp.,
  6.04%, 2031 (z) ...........................           265,000         266,967
Falcon Franchise Loan LLC, 6.5%, 2014 (z) ...           250,000         219,824
Falcon Franchise Loan LLC, FRN,
  3.4199%, 2023 (i)(n) ......................           694,052          70,314
Falcon Franchise Loan LLC, FRN,
  4.0961%, 2025 (i)(z) ......................           739,345         101,202
First Union-Lehman Brothers Bank of America,
  FRN, 0.691%, 2035 (i) .....................         7,474,084         102,385
First Union-Lehman Brothers Commercial
  Mortgage Trust, 7%, 2029 (n) ..............           150,000         158,836
GMAC Commercial Mortgage Securities, Inc.,
  6.02%, 2033 (z) ...........................           350,000         349,857
Morgan Stanley Capital I, Inc., FRN,
  1.4594%, 2039 (i)(n) ......................         2,662,489         141,804
Preferred Term Securities IV Ltd., CDO, FRN,
  7.61%, 2031 (z) ...........................            46,909          46,909
Prudential Securities Secured Financing
  Corp., FRN, 7.3821%, 2013 (z) .............           411,000         426,285
Salomon Brothers Mortgage Securities, Inc.,
  FRN, 7.2775%, 2032 (z) ....................           530,129         565,977
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.4905%, 2044 ........................           312,000         301,519
                                                                   ------------
                                                                   $  4,935,098
                                                                   ------------
AUTOMOTIVE -- 1.7%
Ford Motor Co., 7.45%, 2031 .................       $    75,000    $     59,906
Ford Motor Credit Co., 9.75%, 2010 ..........           470,000         490,767
Ford Motor Credit Co., 7%, 2013 .............           105,000          97,282
Ford Motor Credit Co., FRN, 8.105%, 2012 ....           100,000          99,746
General Motors Corp., 8.375%, 2033 ..........           305,000         278,313
Goodyear Tire & Rubber Co., 9%, 2015 ........           129,000         138,998
Johnson Controls, Inc., 5.25%, 2011 .........            60,000          59,384
TRW Automotive, Inc., 7%, 2014 (n) ..........            55,000          52,388
TRW Automotive, Inc., 7.25%, 2017 (n) .......            15,000          14,288
                                                                   ------------
                                                                   $  1,291,072
                                                                   ------------
BROADCASTING -- 2.8%
Allbritton Communications Co., 7.75%, 2012 ..       $   245,000    $    246,225
CanWest MediaWorks LP, 9.25%, 2015 (z) ......            60,000          60,150
Clear Channel Communications, Inc.,
  5.5%, 2014 ................................           255,000         217,914
Grupo Televisa S.A., 8.5%, 2032 .............           141,000         170,959
Intelsat Bermuda Ltd., 11.25%, 2016 .........           275,000         308,000
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015 ...            15,000          15,319
Intelsat Subsidiary Holding Co. Ltd.,
  8.625%, 2015 ..............................           230,000         235,750
ION Media Networks, Inc., FRN,
  11.6056%, 2013 (n) ........................           225,000         232,875
Liberty Media Corp., 5.7%, 2013 .............           131,000         123,129
News America, Inc., 6.4%, 2035 ..............           220,000         209,509
Univision Communications, Inc.,
  9.75%, 2015 (n)(p) ........................           245,000         241,938
                                                                   ------------
                                                                   $  2,061,768
                                                                   ------------
BUILDING -- 1.5%
American Standard Cos., Inc., 7.625%, 2010 ..       $   225,000    $    235,366
Builders FirstSource, Inc., FRN,
  9.61%, 2012 ...............................            75,000          75,938
C10 Capital SPV Ltd., 6.722% to 2016,
  FRN to 2049 (n) ...........................           104,000         101,178
Lafarge S.A., 6.15%, 2011 ...................           330,000         335,507
Nortek Holdings, Inc., 0% to 2009,
  10.75% to 2014 ............................            62,000          44,950
Nortek Holdings, Inc., 8.5%, 2014 ...........           140,000         133,350
Owens Corning, Inc., 6.5%, 2016 .............           170,000         169,340
Ply Gem Industries, Inc., 9%, 2012 ..........            45,000          40,444
                                                                   ------------
                                                                   $  1,136,073
                                                                   ------------
BUSINESS SERVICES -- 0.4%
Nortel Networks Ltd., 10.75%, 2016 (n) ......       $    95,000    $    104,975
SunGard Data Systems, Inc., 10.25%, 2015 ....           210,000         222,075
                                                                   ------------
                                                                   $    327,050
                                                                   ------------
CABLE TV -- 1.6%
CCH I Holdings LLC, 11%, 2015 ...............       $   195,000    $    203,531
CCH II Holdings LLC, 10.25%, 2010 ...........           110,000         114,950
CCO Holdings LLC, 8.75%, 2013 ...............           160,000         162,800
CSC Holdings, Inc., 6.75%, 2012 .............           270,000         256,500
Rogers Cable, Inc., 5.5%, 2014 ..............           164,000         159,035
TCI Communications, Inc., 9.8%, 2012 ........           245,000         282,792
                                                                   ------------
                                                                   $  1,179,608
                                                                   ------------
CHEMICALS -- 1.5%
Equistar Chemicals LP, 10.625%, 2011 ........       $   109,000    $    114,723
Innophos, Inc., 8.875%, 2014 ................           100,000         103,500
Koppers, Inc., 9.875%, 2013 .................            90,000          96,075
Momentive Performance Materials, Inc.,
  11.5%, 2016 (n) ...........................           145,000         146,450
Mosaic Co., 7.625%, 2016 (n) ................           180,000         184,050
Nalco Co., 8.875%, 2013 .....................            70,000          72,625
Nalco Finance Holdings, Inc., 0% to 2009,
  9% to 2014 ................................           115,000         104,650
Yara International A.S.A., 5.25%, 2014 (n) ..           310,000         292,903
                                                                   ------------
                                                                   $  1,114,976
                                                                   ------------
CONSTRUCTION -- 0.4%
Lennar Corp., 5.125%, 2010 ..................       $   270,000    $    262,781
                                                                   ------------
CONSUMER GOODS & SERVICES -- 2.1%
Corrections Corp. of America, 6.25%, 2013 ...       $    85,000    $     81,600
Fortune Brands, Inc., 5.125%, 2011 ..........           244,000         238,098
Jarden Corp., 7.5%, 2017 ....................           110,000         108,625
Kar Holdings, Inc., 10%, 2015 (n) ...........           140,000         136,500
Realogy Corp., 10.5%, 2014 (n) ..............            50,000          47,625
Realogy Corp., 12.375%, 2015 (n) ............           115,000         104,938
Service Corp. International, 6.75%, 2015 (n)             30,000          28,913
Service Corp. International, 7%, 2017 .......            70,000          66,675
Service Corp. International, 7.625%, 2018 ...           175,000         177,188
Visant Holding Corp., 8.75%, 2013 ...........           150,000         156,000
Western Union Co., 5.4%, 2011 ...............           440,000         434,094
                                                                   ------------
                                                                   $  1,580,256
                                                                   ------------
CONTAINERS -- 1.6%
Berry Plastics Holding Corp., 8.875%, 2014 ..       $    85,000    $     86,063
Crown Americas LLC, 7.75%, 2015 .............           145,000         145,725
Graham Packaging Co. LP, 9.875%, 2014 .......            80,000          80,900
Greif, Inc., 6.75%, 2017 ....................           430,000         420,325
Owens-Brockway Glass Container, Inc.,
  8.875%, 2009 ..............................            97,000          98,698
Owens-Brockway Glass Container, Inc.,
  8.25%, 2013 ...............................           360,000         372,600
                                                                   ------------
                                                                   $  1,204,311
                                                                   ------------
DEFENSE ELECTRONICS -- 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n) ..       $   312,000    $    298,060
L-3 Communications Corp., 6.125%, 2014 ......           395,000         372,288
                                                                   ------------
                                                                   $    670,348
                                                                   ------------
ELECTRONICS -- 0.7%
Avago Technologies Finance, 11.875%, 2015 ...       $    40,000    $     44,700
Freescale Semiconductor, Inc.,
  10.125%, 2016 (n) .........................           290,000         272,600
NXP B.V./NXP Funding LLC, 7.875%, 2014 ......            55,000          54,175
NXP B.V./NXP Funding LLC, 9.5%, 2015 ........            75,000          73,875
Spansion LLC, 11.25%, 2016 (z) ..............            90,000          92,700
                                                                   ------------
                                                                   $    538,050
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN -- 2.3%
Gazprom International S.A.,
  6.51%, 2022 (n) ...........................       $   230,000    $    227,010
Gazprom OAO, 6.212%, 2016 ...................           727,000         708,389
Majapahit Holding B.V., 7.25%, 2017 (z) .....           148,000         144,485
Pemex Project Funding Master Trust,
  8.625%, 2022 ..............................           328,000         403,388
Ras Laffan Liquefied Natural Gas Co. Ltd.,
  5.832%, 2016 (n) ..........................           250,000         245,778
                                                                   ------------
                                                                   $  1,729,050
                                                                   ------------
EMERGING MARKET SOVEREIGN -- 4.0%
Federative Republic of Brazil, 8%, 2018 .....       $    32,000    $     35,168
Republic of Argentina, 7%, 2013 .............           155,350         144,721
Republic of Argentina, FRN, 5.475%, 2012 ....           480,750         456,632
Republic of Colombia, 9.85%, 2027 ...........    COP 32,000,000          17,192
Republic of Colombia, FRN, 7.16%, 2015 ......       $   282,000         308,790
Republic of El Salvador, 7.65%, 2035 ........           114,000         130,245
Republic of Indonesia, 6.625%, 2037 .........           257,000         247,363
Republic of Korea, 5.625%, 2025 .............           259,000         249,575
Republic of Panama, 9.375%, 2029 ............           327,000         433,275
Republic of Panama, 6.7%, 2036 ..............            91,000          92,820
Republic of Philippines, 9.375%, 2017 .......            66,000          79,365
Republic of South Africa, 5.875%, 2022 ......           150,000         146,625
Republic of Venezuela, 7%, 2018 .............           159,000         140,318
United Mexican States, 6.75%, 2034 ..........           470,000         501,255
                                                                   ------------
                                                                   $  2,983,344
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.9%
Anadarko Petroleum Corp., 5.95%, 2016 .......       $   180,000    $    175,756
Chaparral Energy, Inc., 8.875%, 2017 (n) ....           115,000         113,563
Chesapeake Energy Corp., 6.375%, 2015 .......           155,000         147,831
Cimarex Energy Co., 7.125%, 2017 ............            85,000          82,875
Forest Oil Corp., 7.25%, 2019 (n) ...........            70,000          67,900
Hilcorp Energy I LP, 7.75%, 2015 (n) ........            45,000          43,650
Hilcorp Energy I LP, 9%, 2016 (n) ...........            85,000          87,975
Mariner Energy, Inc., 8%, 2017 ..............            30,000          29,775
Newfield Exploration Co., 6.625%, 2014 ......           125,000         120,625
Nexen, Inc., 6.4%, 2037 .....................           280,000         267,693
Plains Exploration & Production Co.,
  7%, 2017 ..................................           130,000         123,175
Quicksilver Resources, Inc., 7.125%, 2016 ...           130,000         125,450
                                                                   ------------
                                                                   $  1,386,268
                                                                   ------------
ENERGY -- INTEGRATED -- 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.,
  6%, 2022 (z) ..............................       $   100,000    $     97,390
TNK-BP Finance S.A., 7.5%, 2016 (n) .........           213,000         219,603
                                                                   ------------
                                                                   $    316,993
                                                                   ------------
ENTERTAINMENT -- 0.4%
AMC Entertainment, Inc., 11%, 2016 ..........       $    80,000    $     88,400
Time Warner, Inc., 6.5%, 2036 ...............            20,000          18,989
Turner Broadcasting System, Inc.,
  8.375%, 2013 ..............................           185,000         206,684
                                                                   ------------
                                                                   $    314,073
                                                                   ------------
FINANCIAL INSTITUTIONS -- 2.7%
Capmark Financial Group, Inc., 6.3%, 2017 (z)       $   260,000    $    255,854
CIT Group, Inc., 6.1% to 2017, FRN to 2067 ..            20,000          18,214
Countrywide Financial Corp., 6.25%, 2016 ....           270,000         265,168
General Motors Acceptance Corp., 5.85%, 2009            295,000         290,733
General Motors Acceptance Corp., 6.875%, 2011            58,000          57,052
General Motors Acceptance Corp., 6.75%, 2014            354,000         339,010
General Motors Acceptance Corp., 8%, 2031 ...            75,000          76,694
ILFC E-Capital Trust I, FRN, 5.9%, 2065 (n) .           300,000         298,328
ORIX Corp., 5.48%, 2011 .....................           380,000         374,608
                                                                   ------------
                                                                   $  1,975,661
                                                                   ------------
FOOD & BEVERAGES -- 1.1%
ARAMARK Corp., 8.5%, 2015 (n) ...............       $    80,000    $     81,400
Del Monte Corp., 6.75%, 2015 ................            90,000          85,725
Michael Foods, Inc., 8%, 2013 ...............           110,000         111,100
Miller Brewing Co., 5.5%, 2013 (n) ..........           330,000         324,482
Tyson Foods, Inc., 6.85%, 2016 ..............           170,000         174,546
                                                                   ------------
                                                                   $    777,253
                                                                   ------------
FOOD & DRUG STORES -- 0.2%
CVS Caremark Corp., 5.75%, 2017 .............       $   160,000    $    154,372
                                                                   ------------
FOREST & PAPER PRODUCTS -- 1.1%
Buckeye Technologies, Inc., 8%, 2010 ........       $    30,000    $     30,000
Buckeye Technologies, Inc., 8.5%, 2013 ......           255,000         260,738
Jefferson Smurfit Corp., 8.25%, 2012 ........            79,000          78,408
JSG Funding PLC, 7.75%, 2015 ................    EUR    130,000         183,866
MDP Acquisitions PLC, 9.625%, 2012 ..........       $    18,000          18,855
Millar Western Forest Products, 7.75%, 2013             125,000         107,656
Stora Enso Oyj, 6.404%, 2016 (n) ............           160,000         159,123
                                                                   ------------
                                                                   $    838,646
                                                                   ------------
GAMING & LODGING -- 2.3%
Fontainebleau Las Vegas Holdings LLC,
  10.25%, 2015 (n) ..........................       $    15,000    $     14,775
Great Canadian Gaming Corp., 7.25%, 2015 (n)             95,000          94,525
Harrah's Entertainment, Inc., 5.75%, 2017 ...           315,000         252,000
Majestic Star Casino LLC, 9.75%, 2011 .......            80,000          77,400
MGM Mirage, Inc., 8.375%, 2011 ..............           455,000         465,238
MGM Mirage, Inc., 6.75%, 2013 ...............            90,000          85,500
Scientific Games Corp., 6.25%, 2012 .........           185,000         177,831
Station Casinos, Inc., 6.5%, 2014 ...........           190,000         168,150
Wimar Opco LLC, 9.625%, 2014 (n) ............           135,000         129,938
Wyndham Worldwide Corp., 6%, 2016 ...........            90,000          86,802
Wynn Las Vegas LLC, 6.625%, 2014 ............           140,000         134,925
                                                                   ------------
                                                                   $  1,687,084
                                                                   ------------
INDUSTRIAL -- 0.5%
Blount, Inc., 8.875%, 2012 ..................       $    85,000    $     85,850
JohnsonDiversey Holdings, Inc., "B",
  9.625%, 2012 ..............................           150,000         156,563
Steelcase, Inc., 6.5%, 2011 .................           146,000         147,661
                                                                   ------------
                                                                   $    390,074
                                                                   ------------
INSURANCE -- 1.4%
Allianz AG, 5.5% to 2014, FRN to 2049 .......    EUR    248,000    $    334,614
American International Group, Inc.,
  6.25%, 2037 ...............................       $   240,000         226,923
ING Groep N.V., 5.775% to 2015, FRN to 2049 .           520,000         501,876
                                                                   ------------
                                                                   $  1,063,413
                                                                   ------------
INSURANCE -- HEALTH -- 0.1%
Centene Corp., 7.25%, 2014 ..................       $    65,000    $     64,350
                                                                   ------------
INSURANCE -- PROPERTY & CASUALTY -- 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014 .....       $   375,000    $    364,317
Chubb Corp., 6.375% to 2017, FRN to 2037 ....           150,000         146,685
USI Holdings Corp., 9.75%, 2015 (n) .........            75,000          74,625
                                                                   ------------
                                                                   $    585,627
                                                                   ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN -- 3.7%
Canada Housing Trust, 4.6%, 2011 ............    CAD     64,000    $     60,002
Development Bank of Japan, 1.75%, 2010 ......    JPY 30,000,000         247,365
Development Bank of Japan, 1.4%, 2012 .......    JPY 44,000,000         356,349
Development Bank of Japan, 1.05%, 2023 ......    JPY 68,000,000         463,966
Development Bank of Japan, 2.3%, 2026 .......    JPY 10,000,000          81,366
Japan Finance Corp. for Municipal
  Enterprises, 1.55%, 2012 ..................    JPY 43,000,000         352,088
Japan Finance Corp. for Municipal
  Enterprises, 2%, 2016 .....................    JPY 80,000,000         655,968
KfW Bankengruppe, 1.35%, 2014 ...............    JPY 70,000,000         557,476
                                                                   ------------
                                                                   $  2,774,580
                                                                   ------------
INTERNATIONAL MARKET SOVEREIGN -- 7.3%
Federal Republic of Germany, 5.25%, 2010 ....    EUR    303,000    $    418,272
Federal Republic of Germany, 3.75%, 2015 ....    EUR    124,000         159,284
Federal Republic of Germany, 6.25%, 2030 ....    EUR    191,000         311,955
Government of Canada, 5.5%, 2009 ............    CAD    127,000         121,483
Government of Canada, 4.5%, 2015 ............    CAD     22,000          20,622
Kingdom of Denmark, 4%, 2015 ................    DKK    648,000         113,007
Kingdom of Netherlands, 3.75%, 2009 .........    EUR    877,000       1,171,568
Kingdom of Netherlands, 3.75%, 2014 .........    EUR     68,000          87,550
Kingdom of Spain, 5.35%, 2011 ...............    EUR    464,000         646,809
Republic of Austria, 4.65%, 2018 ............    EUR    334,000         452,427
Republic of France, 4.75%, 2012 .............    EUR     98,000         133,772
Republic of France, 5%, 2016 ................    EUR    161,000         224,111
Republic of France, 6%, 2025 ................    EUR     83,000         129,559
Republic of France, 4.75%, 2035 .............    EUR    356,000         481,654
Republic of Ireland, 4.6%, 2016 .............    EUR    344,000         464,888
United Kingdom Treasury, 8%, 2015 ...........    GBP     47,000         109,721
United Kingdom Treasury, 8%, 2021 ...........    GBP     52,000         131,280
United Kingdom Treasury, 4.25%, 2036 ........    GBP    131,000         239,477
                                                                   ------------
                                                                   $  5,417,439
                                                                   ------------
MACHINERY & TOOLS -- 0.9%
Atlas Copco AB, 5.6%, 2017 (z) ..............       $   350,000    $    341,048
Case New Holland, Inc., 7.125%, 2014 ........           125,000         126,563
Manitowoc Co., Inc., 10.5%, 2012 ............           120,000         126,600
Terex Corp., 7.375%, 2014 ...................           105,000         105,000
                                                                   ------------
                                                                   $    699,211
                                                                   ------------
MAJOR BANKS -- 1.5%
BNP Paribas, 5.186% to 2015,
  FRN to 2049 (n) ...........................       $   232,000    $    216,320
BNP Paribas, 7.195% to 2037,
  FRN to 2049 (z) ...........................           100,000         101,134
Royal Bank of Scotland Group PLC,
  9.118%, 2049 ..............................           207,000         225,042
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049 (n) .............           290,000         320,224
Wachovia Capital Trust III, 5.8% to 2011,
  FRN to 2042 ...............................           230,000         228,998
                                                                   ------------
                                                                   $  1,091,718
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 4.1%
Advanced Medical Optics, Inc.,
  7.5%, 2017 (n) ............................       $   100,000    $     94,500
Cardinal Health, Inc., 5.85%, 2017 ..........           289,000         280,648
Community Health Systems, Inc.,
  8.875%, 2015 (z) ..........................           180,000         182,475
Cooper Cos., Inc., 7.125%, 2015 (n) .........           230,000         227,700
DaVita, Inc., 6.625%, 2013 ..................            65,000          63,456
DaVita, Inc., 7.25%, 2015 ...................           205,000         202,438
HCA, Inc., 6.375%, 2015 .....................           200,000         170,000
HCA, Inc., 9.25%, 2016 (n) ..................           380,000         404,700
HealthSouth Corp., 10.75%, 2016 .............           150,000         162,750
Hospira, Inc., 5.55%, 2012 ..................           110,000         109,042
Hospira, Inc., 6.05%, 2017 ..................           100,000          98,473
McKesson Corp., 5.7%, 2017 ..................            90,000          86,949
Omnicare, Inc., 6.875%, 2015 ................           170,000         161,500
Owens & Minor, Inc., 6.35%, 2016 ............           170,000         167,402
Psychiatric Solutions, Inc., 7.75%, 2015 ....           145,000         143,369
Tenet Healthcare Corp., 9.25%, 2015 .........           110,000         104,500
U.S. Oncology, Inc., 10.75%, 2014 ...........           120,000         128,400
Universal Hospital Services, Inc.,
  8.5%, 2015 (n)(p) .........................            75,000          74,250
Universal Hospital Services, Inc., FRN,
  8.7954%, 2015 (n) .........................            20,000          20,000
Vanguard Health Holding II, 9%, 2014 ........            65,000          64,350
VWR Funding, Inc., 10.25%, 2015 (z) .........            65,000          64,838
                                                                   ------------
                                                                   $  3,011,740
                                                                   ------------
METALS & MINING -- 1.8%
Arch Western Finance LLC, 6.75%, 2013 .......       $   235,000    $    225,600
FMG Finance Ltd., 10.625%, 2016 (n) .........           160,000         190,400
Freeport-McMoRan Copper & Gold, Inc.,
  8.25%, 2015 ...............................           110,000         116,050
Freeport-McMoRan Copper & Gold, Inc.,
  8.375%, 2017 ..............................           230,000         245,525
Peabody Energy Corp., 7.375%, 2016 ..........            40,000          40,800
Peabody Energy Corp., "B", 6.875%, 2013 .....           210,000         208,950
PNA Group, Inc., 10.75%, 2016 (n) ...........            75,000          81,750
Vale Overseas Ltd., 6.25%, 2017 .............           210,000         208,282
                                                                   ------------
                                                                   $  1,317,357
                                                                   ------------
MORTGAGE BACKED -- 4.4%
Fannie Mae, 5.5%, 2019 - 2035 ...............       $ 2,217,695    $  2,160,128
Fannie Mae, 6.5%, 2032 ......................           262,840         267,495
Fannie Mae, 6%, 2034 ........................           834,619         829,725
                                                                   ------------
                                                                   $  3,257,348
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 0.3%
AmeriGas Partners LP, 7.125%, 2016 ..........       $   135,000    $    132,638
Inergy LP, 6.875%, 2014 .....................            85,000          80,538
                                                                   ------------
                                                                   $    213,176
                                                                   ------------
NATURAL GAS -- PIPELINE -- 3.0%
Atlas Pipeline Partners LP, 8.125%, 2015 ....       $   130,000    $    129,675
CenterPoint Energy Resources Corp.,
  7.875%, 2013 ..............................           448,000         489,008
El Paso Performance-Linked Trust, CLN,
  7.75%, 2011 (n) ...........................           255,000         262,650
Intergas Finance B.V., 6.375%, 2017 (z) .....           146,000         139,795
Kinder Morgan Energy Partners LP, 6%, 2017 ..           200,000         195,724
Kinder Morgan Finance, 5.35%, 2011 ..........           362,000         354,114
Spectra Energy Capital LLC, 8%, 2019 ........           164,000         182,017
Williams Cos., Inc., 7.125%, 2011 ...........           280,000         287,000
Williams Cos., Inc., 8.75%, 2032 ............            80,000          92,600
Williams Partners LP, 7.25%, 2017 ...........            95,000          95,475
                                                                   ------------
                                                                   $  2,228,058
                                                                   ------------
NETWORK & TELECOM -- 2.2%
Cincinnati Bell, Inc., 8.375%, 2014 .........       $   120,000    $    121,200
Citizens Communications Co., 9.25%, 2011 ....           397,000         428,760
Citizens Communications Co., 9%, 2031 .......           155,000         159,650
Deutsche Telekom International Finance B.V.,
  8%, 2010 ..................................           137,000         146,023
Nordic Telephone Co. Holdings,
  8.875%, 2016 (n) ..........................           115,000         121,900
Qwest Corp., 8.875%, 2012 ...................            70,000          75,425
Qwest Corp., 7.5%, 2014 .....................           140,000         143,500
Telecom Italia Capital, 4.875%, 2010 ........            60,000          58,441
Telefonica Europe B.V., 7.75%, 2010 .........           260,000         275,622
Time Warner Telecom Holdings, Inc.,
  9.25%, 2014 ...............................            85,000          90,100
Windstream Corp., 7%, 2019 ..................            30,000          28,650
                                                                   ------------
                                                                   $  1,649,271
                                                                   ------------
OIL SERVICES -- 0.7%
Basic Energy Services, Inc., 7.125%, 2016 ...       $   145,000    $    138,475
Bristow Group, Inc., 7.5%, 2017 (z) .........            55,000          55,138
Compagnie Generale de Geophysique-Veritas,
  7.75%, 2017 ...............................            70,000          70,875
Halliburton Co., 5.5%, 2010 .................           208,000         207,798
Weatherford International, Inc.,
  6.35%, 2017 (z) ...........................            80,000          81,056
                                                                   ------------
                                                                   $    553,342
                                                                   ------------
OILS -- 0.7%
Petroleos de Venezuela S.A., 5.25%, 2017 ....       $   241,000    $    183,160
Premcor Refining Group, Inc., 7.5%, 2015 ....           310,000         319,617
                                                                   ------------
                                                                   $    502,777
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 3.7%
Alfa Diversified Payment Rights Finance Co.,
  FRN, 7.26%, 2011 (n) ......................       $   225,000    $    225,000
Banco BMG S.A., 9.15%, 2016 (n) .............           148,000         158,182
Banco do Estado de Sao Paulo S.A.,
  8.7%, 2049 (n) ............................           169,000         177,028
Banco Mercantil del Norte S.A.,
  5.875% to 2009, FRN to 2014 (n) ...........           248,000         248,000
Bosphorus Financial Services Ltd., FRN,
  7.16%, 2012 (z) ...........................           200,000         202,020
CenterCredit International B.V.,
  8.625%, 2014 (n) ..........................           155,000         152,489
Chuo Mitsui Trust & Banking Co.,
  5.506% to 2015, FRN to 2049 (n) ...........           195,000         184,060
DFS Funding Corp., FRN,
  7.36%, 2010 (z) ...........................           261,000         261,000
HSBK Europe B.V., 7.25%, 2017 (n) ...........           357,000         348,075
Mizuho Capital Investment 1 Ltd.,
  6.686% to 2016, FRN to 2049 (n) ...........           160,000         158,205
Resona Bank Ltd., 5.85% to 2016,
  FRN to 2049 (n) ...........................           100,000          95,612
Russian Standard Finance S.A.,
  8.625%, 2011 (n) ..........................           100,000          98,750
UBS Preferred Funding Trust V,
  6.243% to 2016, FRN to 2049 ...............           270,000         271,066
UFJ Finance Aruba AEC, 6.75%, 2013 ..........           159,000         167,878
                                                                   ------------
                                                                   $  2,747,365
                                                                   ------------
PHARMACEUTICALS -- 0.3%
Teva Pharmaceutical Finance LLC,
  5.55%, 2016 ...............................       $    87,000    $     83,362
Warner Chilcott Corp., 8.75%, 2015 ..........           147,000         151,043
                                                                   ------------
                                                                   $    234,405
                                                                   ------------
PRECIOUS METALS & MINERALS -- 0.7%
Alrosa Finance S.A., 8.875%, 2014 ...........       $   432,000    $    485,827
                                                                   ------------
PRINTING & PUBLISHING -- 1.8%
American Media Operations, Inc.,
  10.25%, 2009 ..............................       $   140,000    $    133,000
Dex Media West LLC, 9.875%, 2013 ............           283,000         302,810
Idearc, Inc., 8%, 2016 ......................           570,000         575,700
Nielsen Finance LLC, 0% to 2011,
  12.5% to 2016 (n) .........................           240,000         169,200
R.H. Donnelley Corp., 8.875%, 2016 ..........           140,000         145,600
                                                                   ------------
                                                                   $  1,326,310
                                                                   ------------
REAL ESTATE -- 0.8%
Erp Operating LP, 5.75%, 2017 ...............       $   150,000    $    147,054
Simon Property Group LP, REIT, 6.1%, 2016 ...           430,000         435,216
                                                                   ------------
                                                                   $    582,270
                                                                   ------------
RETAILERS -- 0.7%
Couche-Tard, Inc., 7.5%, 2013 ...............       $   165,000    $    166,238
Limited Brands, Inc., 5.25%, 2014 ...........           276,000         256,723
Rite Aid Corp., 9.5%, 2017 (n) ..............            85,000          81,600
                                                                   ------------
                                                                   $    504,561
                                                                   ------------
SPECIALTY STORES -- 0.3%
Claire's Stores, Inc., 9.25%, 2015 (n) ......       $   100,000    $     95,000
Claire's Stores, Inc., 10.5%, 2017 (z) ......            40,000          36,500
Michaels Stores, Inc., 11.375%, 2016 (n) ....            90,000          94,050
Payless ShoeSource, Inc., 8.25%, 2013 .......            20,000          20,350
                                                                   ------------
                                                                   $    245,900
                                                                   ------------
SUPERMARKETS -- 0.5%
Safeway, Inc., 4.95%, 2010 ..................       $   112,000    $    110,117
Safeway, Inc., 6.5%, 2011 ...................           160,000         164,076
SUPERVALU, Inc., 7.5%, 2014 .................            90,000          92,250
                                                                   ------------
                                                                   $    366,443
                                                                   ------------
SUPRANATIONAL -- 0.4%
Central American Bank, 4.875%, 2012 (n) .....       $   305,000    $    293,080
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.8%
Alamosa Holdings, Inc., 11%, 2010 ...........       $   184,000    $    194,942
Centennial Communications Corp., 10%, 2013 ..            30,000          32,175
Centennial Communications Corp.,
  10.125%, 2013 .............................           105,000         112,613
MetroPCS Wireless, Inc., 9.25%, 2014 (n) ....            35,000          36,138
Nextel Communications, Inc., 5.95%, 2014 ....           380,000         361,932
OJSC Vimpel Communications, 8.25%, 2016 .....           298,000         311,038
Vodafone Group PLC, 5.375%, 2015 ............           270,000         258,496
                                                                   ------------
                                                                   $  1,307,334
                                                                   ------------
TELEPHONE SERVICES -- 0.3%
Embarq Corp., 7.082%, 2016 ..................       $   200,000    $    201,120
                                                                   ------------
TOBACCO -- 0.7%
Reynolds American, Inc., 6.75%, 2017 ........       $   520,000    $    526,500
                                                                   ------------
TRANSPORTATION -- 0.2%
IIRSA Norte Finance Ltd., 8.75%, 2024 .......       $   127,347    $    147,723
                                                                   ------------
TRANSPORTATION -- SERVICES -- 0.3%
Hertz Corp., 8.875%, 2014 ...................       $   135,000    $    140,738
Stena AB, 7%, 2016 ..........................            90,000          90,000
                                                                   ------------
                                                                   $    230,738
                                                                   ------------
U.S. GOVERNMENT AGENCIES -- 2.3%
Small Business Administration, 4.34%, 2024 ..       $   336,331    $    311,476
Small Business Administration, 4.77%, 2024 ..           260,447         248,023
Small Business Administration, 5.18%, 2024 ..           493,301         481,638
Small Business Administration,
  4.625%, 2025 ..............................           194,820         182,731
Small Business Administration, 4.86%, 2025 ..           345,519         329,792
Small Business Administration, 5.11%, 2025 ..           178,313         172,402
                                                                   ------------
                                                                   $  1,726,062
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 1.3%
U.S. Treasury Bonds, 5.375%, 2031 ...........       $    96,000    $     98,580
U.S. Treasury Bonds, 4.5%, 2036 .............            32,000          28,975
U.S. Treasury Notes, 4.125%, 2015 (f) .......           121,000         114,033
U.S. Treasury Notes, 4.5%, 2015 .............            90,000          86,808
U.S. Treasury Notes, TIPS, 0.875%, 2010 .....           187,612         178,173
U.S. Treasury Notes, TIPS, 3%, 2012 .........           225,261         229,625
U.S. Treasury Notes, TIPS, 1.625%, 2015 .....           238,084         221,306
                                                                   ------------
                                                                   $    957,500
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 3.4%
AES Corp., 9.375%, 2010 .....................       $   125,000    $    132,969
Beaver Valley Funding Corp., 9%, 2017 .......           416,000         463,620
Edison Mission Energy, 7%, 2017 (n) .........           145,000         136,663
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 ...............................            26,000          29,027
Enersis S.A., 7.375%, 2014 ..................           363,000         384,706
FirstEnergy Corp., 6.45%, 2011 ..............           207,000         212,260
HQI Transelec Chile S.A., 7.875%, 2011 ......           290,000         305,797
ISA Capital do Brasil S.A.,
  7.875%, 2012 (n) ..........................           100,000         102,250
ISA Capital do Brasil S.A.,
  8.8%, 2017 (n) ............................           134,000         143,380
Mirant North American LLC, 7.375%, 2013 .....           145,000         148,263
NRG Energy, Inc., 7.375%, 2016 ..............           340,000         340,850
Reliant Energy, Inc., 7.875%, 2017 ..........           140,000         136,150
                                                                   ------------
                                                                   $  2,535,935
                                                                   ------------
    Total Bonds
      (Identified Cost, $68,632,640) ........                      $ 68,452,134
                                                                   ------------
PREFERRED STOCK -- 0.0%
REAL ESTATE -- 0.0%
HRPT Properties Trust, "B", REIT, 8.75%
  (Identified Cost, $17,094) ................               625    $     15,856
                                                                   ------------
FLOATING RATE LOANS (g)(r) -- 0.9%
BROADCASTING -- 0.1%
Gray Television, Inc., Term Loan,
   6.85%, 2014 ..............................       $    49,478    $     49,261
                                                                   ------------
CABLE TV -- 0.3%
Charter Communications Operating LLC, Term
  Loan, 7.36%, 2013 .........................       $     7,936    $      7,854
CSC Holdings, Inc., Incremental Term Loan,
  7.07%, 2013 ...............................            95,030          94,920
Mediacom Illinois LLC, Term Loan,
  6.86%, 2012 ...............................            85,337          84,590
                                                                   ------------
                                                                   $    187,364
                                                                   ------------
CHEMICALS -- 0.1%
Celanese AG, Term Loan B, 7.10%, 2014 .......       $    87,181    $     87,263
                                                                   ------------
FOOD & BEVERAGES -- 0.1%
Dean Foods Co., Term Loan B, 6.86%, 2014 ....       $    69,977    $     69,845
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.1%
Community Health Systems, Inc.,
  Term Loan B, 2014 (o) .....................       $     4,473    $      4,477
Community Health Systems, Inc.,
  Term Loan B, 2016 (o) .....................            67,486          67,559
                                                                   ------------
                                                                   $     72,036
                                                                   ------------
NATURAL GAS -- PIPELINE -- 0.0%
Kinder Morgan, Inc., Term Loan,
  6.82%, 2014 ...............................       $    24,740    $     24,687
                                                                   ------------
POLLUTION CONTROL -- 0.1%
Allied Waste North America, Inc., Credit
  Linked Deposit, 7.07%, 2012 ...............       $    37,938    $     38,033
Allied Waste North America, Inc., Term Loan,
  7.09%, 2014 ...............................            66,221          66,345
                                                                   ------------
                                                                   $    104,378
                                                                   ------------
SPECIALTY STORES -- 0.1%
Michaels Stores, Inc., Term Loan B,
  7.63%, 2013 ...............................       $    97,686    $     96,587
                                                                   ------------
    Total Floating Rate Loans
      (Identified Cost, $694,346) ...........                      $    691,421
                                                                   ------------
SHORT-TERM OBLIGATIONS (y) -- 4.6%
Ciesco LLC, 5.37%, due 7/02/07 (t) ..........       $ 2,935,000    $  2,934,562
New Center Asset Trust,
  5.36%, due 7/02/07 ........................           439,000         438,935
                                                                   ------------
    Total Short-Term Obligations,
      at Amortized Cost and Value ...........                      $  3,373,497
                                                                   ------------
    Total Investments
      (Identified Cost, $72,717,577) (k) ....                      $ 72,532,908
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES -- 2.3% ......                         1,678,326
                                                                   ------------
    Net Assets -- 100.0% ....................                      $ 74,211,234
                                                                   ------------

FUTURES CONTRACTS OUTSTANDING AT 6/30/07

                                                                                                               UNREALIZED
                                                                                               EXPIRATION     APPRECIATION
DESCRIPTION                                                         CONTRACTS       VALUE         DATE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Long) .................................         2       $  208,156      Sep-07          $(1,388)
U.S. Treasury Note 10 yr (Short) ...............................        30        3,171,094      Sep-07           18,504
U.S. Treasury Note 10 yr (Short) ...............................         9          969,750      Sep-07           10,219
                                                                                                                 -------
                                                                                                                 $27,335
                                                                                                                 =======

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 6/30/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                                             NET UNREALIZED
                                      CONTRACTS TO      SETTLEMENT DATE                        CONTRACTS      APPRECIATION
                TYPE    CURRENCY    DELIVER/RECEIVE          RANGE         IN EXCHANGE FOR      AT VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
APPRECIATION
                BUY        AUD             56,064           8/03/07           $   47,089      $   47,495        $    406
                BUY        CAD             58,225           7/23/07               54,564          54,817             254
                SELL       JPY          9,618,400           7/17/07               80,000          78,289           1,710
                BUY        MYR            552,011           7/16/07              159,312         160,032             720
                BUY        PLN            323,444           8/31/07              114,936         116,415           1,479
                BUY        ZAR            543,066           7/30/07               75,455          76,677           1,222
                                                                                                                --------
                                                                                                                $  5,791
                                                                                                                ========

DEPRECIATION
                SELL       AUD             56,977           8/03/07           $   46,767      $   48,268        $ (1,502)
                SELL       CAD            272,502           7/23/07              251,760         256,555          (4,795)
                SELL       DKK            651,234           8/13/07              117,226         118,600          (1,374)
                SELL       EUR          1,238,433      9/17/07 - 9/19/07       1,656,700       1,680,712         (24,012)
                SELL       GBP            253,354           9/19/07              499,653         508,039          (8,386)
                BUY        JPY         20,682,937           7/17/07              171,045         168,348          (2,697)
                BUY        MXN          1,243,269           7/05/07              115,554         115,041            (513)
                BUY        PLN            323,444           7/02/07              117,069         116,259            (810)
                SELL       PLN            323,444           7/02/07              114,778         116,259          (1,481)
                BUY        SGD            230,232           8/06/07              151,170         150,946            (224)
                                                                                                                --------
                                                                                                                $(45,794)
                                                                                                                ========

At June 30, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $13,840 with Merrill Lynch International Bank.

SWAP AGREEMENTS AT 6/30/07

                                                                                                            UNREALIZED
                 NOTIONAL                                                     CASH FLOWS    CASH FLOWS     APPRECIATION
EXPIRATION        AMOUNT                     COUNTERPARTY                     TO RECEIVE      TO PAY      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
9/20/10       USD    270,000    Merrill Lynch International                       (1)          0.68%          $ (398)
3/20/17       USD    330,000    JPMorgan Chase Bank                              0.49%          (2)              990
3/20/17       USD    220,000    Merrill Lynch International                       (3)          0.37%           2,637
4/20/12       USD    200,000    Morgan Stanley Capital Service, Inc.              (4)          2.08%           1,124
6/20/09       USD    100,000    JPMorgan Chase Bank                              4.10%          (5)              768
9/20/17       USD    180,000    Goldman Sachs International                       (6)          0.21%            (152)
                                                                                                              ------
                                                                                                              $4,969
                                                                                                              ======

(1) Series to receive notional amount upon a defined credit default event by Lennar Corp., 5.95%, 3/01/13.
(2) Series to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp., 6.75%,
    7/15/11.
(3) Series to receive notional amount upon a defined credit default event by Rohm & Haas Co., 7.8%, 7/15/29.
(4) Series to receive notional amount upon a defined credit default event by Republic of Argentina, 8.28%, 12/31/33.
(5) Series to pay notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.
(6) Series to receive notional amount upon a defined credit default event by United Parcel Service, Inc., 8.375%, 4/01/30.

At June 30, 2007, the series had sufficient cash and/or liquid securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(a) Non-income producing security.
(d) Non-income producing security - in default.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2007, the following series held securities that were fair valued in accordance with the policies adopted by the Board of Trustees:

                                                                                   MARKET       % OF MARKET    NUMBER OF
SERIES                                                                             VALUE           VALUE       SECURITIES
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Series ............................................     $ 15,248,726       12.20%          21
International Value Series ................................................      128,783,994       49.72%          57

(k) Certain series held securities that were fair valued in accordance with the policies adopted by the Board of Trustees.
    An independent pricing service provided an evaluated bid for certain series. As of June 30, 2007, the following series held securities that were fair valued.

                                                                          MARKET       % OF MARKET    % OF MARKET VALUE
SERIES                                                                    VALUE           VALUE       USING EVALUATED BID
-------------------------------------------------------------------------------------------------------------------------
Bond Series ......................................................     $179,912,419       94.29%             94.29%
Global Governments Series ........................................       31,611,921       79.90%              79.63%
Global Total Return Series .......................................       90,003,392       47.99%              28.96%
Government Securities Series .....................................      636,389,939       98.34%              98.21%
High Yield Series ................................................      289,156,158       86.22%              85.99%
Strategic Income Series ..........................................       64,773,074       89.30%              88.10%

(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value and percentages of net assets of these securities were as follows for each series.

                                                                                                  MARKET       TOTAL % OF
SERIES                                                                                            VALUE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Bond Series ...............................................................................    $30,199,010        15.6%
Emerging Markets Equity Series ............................................................      1,455,577         1.3%
Global Governments Series .................................................................      1,729,161         4.3%
Global Total Return Series ................................................................      1,880,558         1.1%
Government Securities Series ..............................................................      5,400,443         0.8%
High Yield Series .........................................................................     65,658,674        19.2%
Strategic Income Series ...................................................................     10,190,841        13.7%

(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the
    Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time- consuming negotiations and prompt sale at an acceptable price may be difficult. The following series hold the following restricted securities:

BOND SERIES

                                                                           ACQUISITION      ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                          DATE             COST      MARKET VALUE   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 7.35%, 2012 ..        3/23/07         $  530,000   $   529,338
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 ...        3/01/06            470,000       469,998
BNP Paribas, 7.195% to 2037, FRN to 2049 ............................        6/18/07            700,000       707,935
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 ...........   7/02/03 - 3/08/07       815,443       808,091
Capmark Financial Group, Inc., 5.875%, 2012 .........................        5/03/07          1,029,557     1,016,502
Cardinal Health, Inc., 6%, 2017 .....................................        6/05/07            897,174       889,342
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN,
  5.8816%, 2049 .....................................................        3/14/07            167,109       155,505
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN,
  5.8816%, 2049 .....................................................        3/14/07            275,743       252,512
Deluxe Corp, 7.375%, 2015 ...........................................        5/09/07            260,000       258,700
DLJ Commercial Mortgage Corp., 6.04%, 2031 ..........................        7/23/04            615,454       629,639
Falcon Franchise Loan LLC, 6.5%, 2014 ...............................        7/15/05            381,666       386,891
Falcon Franchise Loan LLC, FRN, 4.0961%, 2023 .......................        1/29/03            470,361       338,924
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033 ..............        3/20/02            637,341       799,673
Intergas Finance B.V., 6.375%, 2017 .................................   5/03/07 - 5/04/07       604,259       582,160
Kansas City Southern de Mexico, 7.375%, 2014 ........................        5/14/07            330,000       327,525
Prudential Securities Secured Financing Corp., FRN, 7.3821%, 2013 ...       12/06/04            629,481       588,086
Spirit Master Funding LLC, 5.05%, 2023 ..............................       10/04/05            451,786       428,504
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033 .............        4/18/06          1,060,928     1,068,953
Wachovia Bank Commercial Mortgage Trust, FRN, 6.0213%,2043 ..........        3/14/07            420,673       391,400
Weatherford International, Inc., 6.35%, 2017 ........................        6/14/07            439,648       445,807
ZFS Finance USA Trust V, FRN, 6.5%, 2037 ............................        5/03/07            580,000       566,178
-----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities .........................................                                     $11,641,663       6.0%
                                                                                                          =========================

EMERGING MARKETS EQUITY SERIES

                                                                           ACQUISITION      ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                          DATE             COST      MARKET VALUE   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Korea Exchange Bank .................................................        2/26/07          $523,901      $518,834        0.5%

GLOBAL GOVERNMENT SERIES

                                                                           ACQUISITION      ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                          DATE             COST      MARKET VALUE   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012 .......................................   1/07/05 - 6/13/07    $1,477,390    $1,486,200       3.7%

GLOBAL TOTAL RETURN SERIES

                                                                           ACQUISITION      ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                          DATE             COST      MARKET VALUE   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012 .......................................   1/07/05 - 6/25/07    $2,580,998    $2,575,344       1.5%

HIGH YIELD SERIES

                                                                           ACQUISITION      ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                          DATE             COST      MARKET VALUE   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Airlie LCDO Ltd., CDO, FRN, 7.25%, 2011 .............................       10/13/06         $  665,000    $  660,877
Anthracite Ltd., CDO, 6%, 2037 ......................................        5/14/02            858,783     1,160,301
Arbor Realty Mortgage Securities, CDO, FRN, 7.655%, 2038 ............       12/20/05            704,557       708,644
Bristow Group, Inc., 7.5%, 2017 .....................................        6/07/07            700,000       701,750
Community Health Systems, Inc., 8.875%, 2015 ........................        6/27/07          2,189,433     2,235,319
CanWest MediaWorks LP, 9.25%, 2015 ..................................        6/28/07            765,000       766,912
Claire's Stores, Inc., 10.5%, 2017 ..................................        6/26/07            449,838       442,562
CWCapital Cobalt CDO Ltd., "F", FRN, 6.655%, 2050 ...................        4/12/06            500,000       486,700
Knology, Inc. .......................................................       10/16/97                  0         2,124
Spansion LLC, 11.25%, 2016 ..........................................   6/07/07 - 6/12/07     1,194,231     1,163,900
VWR Funding, Inc., 10.25%, 2015 .....................................        6/26/07            840,000       837,900
Wachovia Credit, CDO, FRN, 6.71%, 2026 ..............................        6/08/06            376,000       365,510
-----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                                $9,532,499       2.8%
                                                                                                           ========================

STRATEGIC INCOME SERIES

                                                                           ACQUISITION      ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                          DATE             COST      MARKET VALUE   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Anthracite Ltd., CDO, 6%, 2037 ......................................        5/14/02          $135,713     $  178,508
Asset Securitization Corp., FRN, 8.6363%, 2029 ......................        1/25/05           159,671        195,241
Atlas Copco AB, 5.6%, 2017 ..........................................        5/15/07           349,843        341,048
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 ...        3/01/06           250,000        249,999
BNP Paribas, 7.195% to 2037, FRN to 2049 ............................        6/18/07           100,000        101,134
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012 .................        3/08/05           200,000        202,020
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 ...........        3/08/07           276,298        272,862
Bristow Group, Inc., 7.5%, 2017 .....................................        6/07/07            55,000         55,138
CanWest MediaWorks LP, 9.250%, 2015 .................................        6/28/07            60,000         60,150
Capmark Financial Group, Inc., 6.3%, 2017 ...........................        5/03/07           259,581        255,854
Chase Commercial Mortgage Securities Corp., 6.6%, 2012 ..............        6/7/00            295,254        366,221
Claire's Stores, Inc., 10.5%, 2017 ..................................        6/26/07            37,100         36,500
Community Health Systems, Inc., 8.875%, 2015 ........................        6/27/07           178,729        182,475
DLJ Commercial Mortgage Corp., 6.04%, 2031 ..........................        7/23/04           260,953        266,967
DFS Funding Corp., FRN, 7.36%, 2010 .................................        6/24/05           261,000        261,000
Falcon Franchise Loan LLC, 6.5%, 2014 ...............................        7/15/05           216,855        219,824
Falcon Franchise Loan LLC, FRN, 4.0961%, 2023 .......................        1/29/03           140,448        101,202
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033 ..............       11/17/00           275,682        349,857
Intergas Finance B.V., 6.375%, 2017 .................................        5/03/07           144,673        139,795
Majapahit Holding B.V., 7.25%, 2017 .................................        6/21/07           147,556        144,485
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 ...................        5/01/07            99,579         97,390
Preferred Term Securities IV Ltd., CDO, FRN, 7.61%, 2031 ............        9/13/05            47,721         46,909
Prudential Securities Secured Financing Corp., FRN, 7.3821%, 2013 ...       12/06/04           456,290        426,285
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2775%, 2032 ......        1/07/05           609,048        565,977
Spansion LLC, 11.25%, 2016 ..........................................   6/07/07 - 6/12/07       95,119         92,700
Weatherford International, Inc., 6.35%, 2017 ........................        6/14/07            79,936         81,056
VRW Funding, Inc., 10.25%, 2015 .....................................        6/26/07            65,000         64,838
-----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                                $5,355,435       7.2%
                                                                                                           ========================

The following abbreviations are used in this report and are defined:

ADR             American Depository Receipt
CDO             Collateralized Debt Obligation
CLN             Credit-Linked Note
CLO             Collateralized Loan Obligation
FRN             Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR             Global Depository Receipt
IEU             International Equity Unit
IPS             International Preference Stock
REIT            Real Estate Investment Trust
SDR             Swedish Depository Receipt
STRIPS          Separate Trading of Registered Interest and Principal of Securities
TIPS            Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

          ARS    Argentine Peso               JPY    Japanese Yen
          AUD    Australian Dollar            MXN    Mexican Peso
          BRL    Brazilian Real               MYR    Malaysian Ringgit
          CAD    Canadian Dollar              NOK    Norwegian Krone
          CHF    Swiss Franc                  NZD    New Zealand Dollar
          COP    Colombian Peso               PLN    Polish Zloty
          DKK    Danish Krone                 RUB    Russian Ruble
          EUR    Euro                         SEK    Swedish Krona
          GBP    British Pound                SGD    Singapore Dollar

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) -- June 30, 2007

These statements represent each series' balance sheet, which details the assets and liabilities comprising the total value of each series.

                                                                           Emerging
                                                                            Markets        Global       Global Total    Government
                                                             Bond           Equity       Governments       Return       Securities
                                                            Series          Series         Series          Series         Series
                                                         ------------    ------------   ------------    ------------   ------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost .........   $194,184,773    $ 97,179,244   $ 39,808,639    $169,496,855   $663,420,493
    Unrealized appreciation (depreciation) ...........     (3,386,334)     27,788,254       (244,392)     18,052,852    (16,288,423)
                                                         ------------    ------------   ------------    ------------   ------------
      Total investments, at value (including
        securities loaned of $--, $12,773,697, $--,
        $13,737,254, and $--, respectively) ..........   $190,798,439    $124,967,498   $ 39,564,247    $187,549,707   $647,132,070
  Cash ...............................................         51,103          13,677         11,476          21,293             --
  Foreign currency, at value (identified cost, $--,
    $137,708, $--, $52,787, and $--, respectively) ...             --         137,423             --          52,879             --
  Receivable for forward foreign currency exchange
    contracts ......... ..............................             --              --        112,485         185,448             --
  Receivable for forward foreign currency exchange
    contracts subject to master netting agreements ...             --              --             --             127             --
  Receivable for daily variation margin on open
    futures contracts .... ...........................             --              --         16,520          23,886             --
  Receivable for investments sold ....................             --       1,150,272        618,572       1,146,738             --
  Receivable for series shares sold ..................        203,865             668         47,454          22,635      2,188,865
  Interest and dividend receivable ...................      2,632,899         267,490        600,177       1,254,209      7,730,385
  Receivable from investment adviser .................             --              --          2,169              --             --
  Unrealized appreciation on credit default swaps ....         18,095              --             --              --             --
  Other assets .......................................          3,062           1,884            785           2,934          9,465
                                                         ------------    ------------   ------------    ------------   ------------
      Total assets ...................................   $193,707,463    $126,538,912   $ 40,973,885    $190,259,856   $657,060,785
                                                         ============    ============   ============    ============   ============
Liabilities:
  Payable to custodian ...............................   $         --    $         --   $         --    $         --   $      2,098
  Payable for forward foreign currency exchange
    contracts ............ ...........................             --              --         85,335         144,884             --
  Payable for forward foreign currency exchange
    contracts subject to master netting agreements ...             --              --        221,194         340,089             --
  Payable for daily variation margin on open futures
    contracts ....... ................................             --              --             --              --         31,250
  Payable for investments purchased ..................             --         310,092          2,292          56,052      1,303,085
  Payable for series shares reacquired ...............        113,507         295,535         56,425         168,802          4,219
  Unrealized depreciation on credit default swaps ....          4,975              --             --              --             --
  Collateral for securities loaned, at value .........             --      13,050,925             --      14,373,285             --
  Payable to affiliates --
    Management fee ...................................          9,510           9,714          2,508          10,758         29,452
    Distribution fees ................................          1,576             442             75             405          6,749
    Administrative services fee ......................            452             264             96             409          1,468
  Payable for trustees' compensation .................          3,275           1,788            854           2,952         10,656
  Accrued expenses and other liabilities .............         46,377         256,758         50,107          54,249         84,839
                                                         ------------    ------------   ------------    ------------   -----------
      Total liabilities ..............................   $    179,672    $ 13,925,518   $    418,886    $ 15,151,885   $  1,473,816
                                                         ------------    ------------   ------------    ------------   -----------
Net assets ...........................................   $193,527,791    $112,613,394   $ 40,554,999    $175,107,971   $655,586,969
                                                         ============    ============   ============    ============   ============
Net assets consist of:
  Paid-in capital ....................................   $195,199,029    $ 71,516,714   $ 41,051,801    $151,091,317   $673,568,074
  Unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies (net of
    $--, $85,188, $--, $3,991, and $--, deferred
    country tax, respectively) .......................     (3,373,214)     27,703,231       (417,749)     17,784,359    (16,170,389)
  Accumulated net realized gain (loss) on
    investments and foreign currency transactions ....     (3,562,090)     12,882,500       (723,011)      4,023,595    (16,196,054)
  Undistributed net investment income ................      5,264,066         510,949        643,958       2,208,700     14,385,338
                                                         ------------    ------------   ------------    ------------   ------------
      Total ..........................................   $193,527,791    $112,613,394   $ 40,554,999    $175,107,971   $655,586,969
                                                         ============    ============   ============    ============   ============
Net Assets:
  Initial Class ......................................   $116,677,012    $ 91,030,082   $ 36,874,739    $155,349,664   $325,308,580
  Service Class ......................................     76,850,779      21,583,312      3,680,260      19,758,307    330,278,389
                                                         ------------   -------------   ------------    ------------   ------------
      Total ..........................................   $193,527,791    $112,613,394   $ 40,554,999    $175,107,971   $655,586,969
                                                         ============    ============   ============    ============   ============
Shares of beneficial interest outstanding:
  Initial Class ......................................     10,983,788       4,124,110      3,550,585       9,202,136     26,803,915
  Service Class ......................................      7,276,613         987,084        357,109       1,177,594     27,351,051
                                                         ------------    ------------   ------------    ------------   ------------
      Total ..........................................     18,260,401       5,111,194      3,907,694      10,379,730     54,154,966
                                                         ============    ============   ============    ============   ============

Net asset value per share (net assets/shares of
  beneficial interest outstanding):
  Initial Class ......................................      $10.62          $22.07         $10.39          $16.88         $12.14
                                                            ======          ======         ======          ======         ======
  Service Class ......................................      $10.56          $21.87         $10.31          $16.78         $12.08
                                                            ======          ======         ======          ======         ======

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) -- June 30, 2007 -- continued

                                                                             High        International       Money       Strategic
                                                                             Yield           Value          Market         Income
                                                                            Series          Series          Series         Series
                                                                         ------------    -------------   ------------   -----------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost ........................    $335,556,675     $228,875,947   $496,168,237   $72,717,577
    Unrealized appreciation (depreciation) ..........................        (186,804)      30,141,443             --      (184,669)
                                                                         ------------    -------------   ------------   -----------
      Total investments, at value (including securities loaned of
        $--, $29,027,289, $--, and $--, respectively) ...............    $335,369,871     $259,017,390   $496,168,237   $72,532,908
  Cash ..............................................................         461,827              198             --       205,515
  Foreign currency, at value (identified cost, $--, $1,026,923,
    $--, and $--, respectively) .....................................              --        1,006,233             --            --
  Receivable for forward foreign currency exchange contracts ........              --               --             --         5,791
  Receivable for forward foreign currency exchange contracts
    subject to master netting agreements ............................              --               --             --        13,840
  Receivable for investments sold ...................................       6,348,420          226,409             --       382,450
  Receivable for series shares sold .................................           7,107        1,270,182          3,306       735,066
  Interest and dividends receivable .................................       6,256,263          520,968        519,256     1,124,927
  Unrealized appreciation on credit default swaps ...................          24,572               --             --         5,519
  Other assets ......................................................           5,494            2,443          7,279         1,403
                                                                         ------------     ------------   ------------   -----------
      Total assets ..................................................    $348,473,554     $262,043,823   $496,698,078   $75,007,419
                                                                         ============     ============   ============   ===========
Liabilities:
  Payable to custodian ..............................................    $         --     $         --   $    465,642   $        --
  Payable for forward foreign currency exchange contracts ...........              --               --             --        45,794
  Payable for daily variation margin on open futures contracts ......              --               --             --        23,094
  Payable for investments purchased .................................       6,279,934        1,021,049             --       676,253
  Payable for series shares reacquired ..............................         249,358          332,924      1,795,562         1,887
  Unrealized depreciation on credit default swaps ...................          50,934               --             --           550
  Collateral for securities loaned, at value ........................              --       30,500,656             --            --
  Payable to affiliates --
    Management fee ..................................................          19,678           16,709         20,475         4,222
    Distribution fees ...............................................           2,846            1,859          3,993           421
    Administrative services fee .....................................             794              529          1,138           172
  Payable for trustees' compensation ................................           5,788            2,341          7,045         1,363
  Accrued expenses and other liabilities ............................          68,092          151,064         97,258        42,429
                                                                         ------------     ------------   ------------   -----------
      Total liabilities .............................................    $  6,677,424     $ 32,027,131   $  2,391,113   $   796,185
                                                                         ------------     ------------   ------------   -----------
Net assets ..........................................................    $341,796,130     $230,016,692   $494,306,965   $74,211,234
                                                                         ============     ============   ============   ===========
Net assets consist of:
  Paid-in capital ...................................................    $434,634,651     $186,704,893   $494,306,493   $72,659,176
  Unrealized appreciation (depreciation) on investments
    and translation of assets and liabilities in foreign currencies
    (net of $--, $51,633, $-- and $--, deferred country tax,
    respectively) ...................................................        (213,167)      30,070,061             --      (175,034)
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions ...................................    (105,249,207)      11,074,085           (766)     (166,054)
  Undistributed net investment income ...............................      12,623,853        2,167,653          1,238     1,893,146
                                                                         ------------     ------------   ------------   -----------
      Total .........................................................    $341,796,130     $230,016,692   $494,306,965   $74,211,234
                                                                         ============     ============   ============   ===========
Net Assets:
  Initial Class .....................................................    $203,418,888     $136,118,438   $300,978,109   $53,688,231
  Service Class .....................................................     138,377,242       93,898,254    193,328,856    20,523,003
                                                                         ------------     ------------   ------------   -----------
      Total .........................................................    $341,796,130     $230,016,692   $494,306,965   $74,211,234
                                                                         ============     ============   ============   ===========
Shares of beneficial interest outstanding:
  Initial Class .....................................................      30,696,390        7,225,114    300,978,141     5,268,273
  Service Class .....................................................      21,022,676        5,016,963    193,329,018     2,024,883
                                                                         ------------     ------------   ------------   -----------
      Total .........................................................      51,719,066       12,242,077    494,307,159     7,293,156
                                                                         ============     ============   ============   ===========
Net asset value per share (net assets/shares of beneficial
  interest outstanding):
  Initial Class  ....................................................        $6.63           $18.84          $1.00         $10.19
                                                                             =====           ======          =====         ======
  Service Class  ....................................................        $6.58           $18.72          $1.00         $10.14
                                                                             =====           ======          =====         ======

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (unaudited) -- Six Months Ended June 30, 2007

These statements describe how much each series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series' operations.

                                                                           Emerging
                                                                           Markets         Global      Global Total     Government
                                                              Bond          Equity      Governments       Return        Securities
                                                             Series         Series         Series          Series         Series
                                                          -----------    -----------    -----------    ------------    ------------
Net investment income:
  Income --
    Interest .........................................    $ 6,041,300    $     6,201    $   926,715     $ 1,579,751    $ 16,827,663
    Dividends ........................................             --      1,782,676             --       1,606,829              --
    Income on securities loaned ......................             --          4,472             --          52,671              --
    Foreign taxes withheld ...........................           (932)      (174,095)            --        (119,555)             --
                                                          -----------    -----------    -----------     -----------    ------------
      Total investment income ........................    $ 6,040,368    $ 1,619,254    $   926,715     $ 3,119,696    $ 16,827,663
                                                          -----------    -----------    -----------     -----------    ------------
  Expenses --
    Management fee ...................................    $   580,796    $   573,138    $   156,376     $   661,940    $  1,792,407
    Distribution fees ................................         94,279         25,428          4,579          23,762         396,254
    Administrative services fee ......................         27,601         15,571          5,955          25,167          89,314
    Trustees' compensation ...........................          9,155          4,987          1,944           8,307          30,688
    Custodian fee ....................................         25,094        175,096         24,790          79,611          66,688
    Shareholder communications .......................          3,729         11,865          1,867          10,103          17,671
    Auditing fees ....................................         25,676         21,756         25,676          24,736          22,070
    Legal fees .......................................          3,023          2,953          2,952           2,953           2,953
    Miscellaneous ....................................         11,134         17,620          4,794          12,170          20,615
                                                          -----------    -----------    -----------     -----------    ------------
      Total expenses .................................    $   780,487    $   848,414    $   228,933     $   848,749    $  2,438,660
    Fees paid indirectly .............................         (1,081)           (46)          (305)            (64)         (1,369)
    Reduction of expenses by investment adviser ......             --             --        (15,655)             --              --
                                                          -----------    -----------    -----------     -----------    ------------
      Net expenses ...................................    $   779,406    $   848,368    $   212,973     $   848,685    $  2,437,291
                                                          -----------    -----------    -----------     -----------    ------------
  Net investment income ..............................    $ 5,260,962    $   770,886    $   713,742     $ 2,271,011    $ 14,390,372
                                                          ===========    ===========    ===========     ===========    ============

Realized and unrealized gain (loss) on investments and
 foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of $--, $8,410, $--,
      $130 and $--, country tax, respectively) .......    $    68,295    $13,178,573    $   401,150     $11,427,460    $  3,083,064
    Written option transactions ......................             --             --             --         (41,444)             --
    Futures contracts ................................         37,055             --        (39,400)        (62,582)        543,638
    Swap transactions ................................        (11,356)            --             --              --              --
    Foreign currency transactions ....................             --        (99,872)      (350,263)       (531,226)             --
                                                          -----------    -----------    -----------     -----------    ------------
      Net realized gain (loss) on investments and
        foreign currency transactions ................    $    93,994    $13,078,701    $    11,487     $10,792,208    $  3,626,702
                                                          -----------    -----------    -----------     -----------    ------------
  Change in unrealized appreciation (depreciation) --
    Investments (net of $--, $35,034, $--, $3,991, and
      $-- increase in deferred country tax,
      respectively) ..................................    $(3,464,567)   $ 1,174,572    $(1,029,979)    $(5,080,717)   $(12,181,450)
    Futures contracts ................................        (23,567)            --         12,291          26,237        (243,973)
    Swap transactions ................................         21,477             --             --              --              --
    Translation of assets and liabilities in
      foreign currencies .............................             --         (3,115)      (121,250)       (204,874)             --
                                                          -----------    -----------    -----------     -----------    ------------
      Net unrealized gain (loss) on investments and
        foreign currency translation .................    $(3,466,657)   $ 1,171,457    $(1,138,938)    $(5,259,354)   $(12,425,423)
                                                          -----------    -----------    -----------     -----------    ------------
      Net realized and unrealized gain (loss) on
        investments and foreign currency .............    $(3,372,663)   $14,250,158    $(1,127,451)    $ 5,532,854    $ (8,798,721)
                                                          -----------    -----------    -----------     -----------    ------------
Change in net assets from operations .................    $ 1,888,299    $15,021,044    $  (413,709)    $ 7,803,865    $  5,591,651
                                                          ===========    ===========    ===========     ===========    ============

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (unaudited) -- Six Months Ended June 30, 2007 -- continued

                                                                             High        International       Money       Strategic
                                                                             Yield           Value           Market        Income
                                                                            Series          Series           Series        Series
                                                                         ------------    -------------    -----------   -----------
Net investment income:
  Income --
    Interest ........................................................    $14,135,177      $   224,027     $12,167,779   $ 2,458,517
    Dividends .......................................................         62,254        3,241,258              --           684
    Income on securities loaned .....................................             --          138,433              --            --
    Foreign taxes withheld ..........................................             --         (327,113)             --        (1,697)
                                                                         -----------      -----------     -----------   -----------
      Total investment income .......................................    $14,197,431      $ 3,276,605     $12,167,779   $ 2,457,504
                                                                         -----------      -----------     -----------   -----------
  Expenses --
    Management fee ..................................................    $ 1,329,303      $   770,567      $1,135,384   $   281,587
    Distribution fees ...............................................        172,516           45,505         214,326        26,357
    Administrative services fee .....................................         49,994           24,370          63,699        10,713
    Trustees' compensation ..........................................         16,506            6,885          20,575         3,482
    Custodian fee ...................................................         33,721           68,415          24,696        26,301
    Shareholder communications ......................................         12,794            6,454          34,896         3,113
    Auditing fees ...................................................         24,693           21,063          12,804        19,448
    Legal fees ......................................................          3,125            2,953           2,953         3,009
    Miscellaneous ...................................................         13,306           11,169          15,647         7,290
                                                                         -----------      -----------     -----------   -----------
      Total expenses ................................................    $ 1,655,958      $   957,381      $1,524,980   $   381,300
    Fees paid indirectly ............................................           (633)            (299)           (125)         (212)
    Reduction of expenses by investment adviser .....................        (88,620)              --              --       (18,772)
                                                                         -----------      -----------     -----------   -----------
      Net expenses ..................................................    $ 1,566,705      $   957,082      $1,524,855   $   362,316
                                                                         -----------      -----------     -----------   -----------
  Net investment income .............................................    $12,630,726      $ 2,319,523     $10,642,924   $ 2,095,188
                                                                         ===========      ===========     ===========   ===========
Realized and unrealized gain (loss) on investments and
  foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of $--, $406, $--, and $--,
      country tax, respectively) ....................................    $ 4,971,976      $11,421,798     $        --   $   619,903
    Futures contracts ...............................................             --               --              --        58,635
    Swap transactions ...............................................         77,546               --              --          (694)
    Foreign currency transactions ...................................             --          (20,441)             --         8,776
                                                                         -----------      -----------     -----------   -----------

      Net realized gain (loss) on investments and
        foreign currency transactions ...............................    $ 5,049,522      $11,401,357     $        --   $   686,620
                                                                         -----------      -----------     -----------   -----------
  Change in unrealized appreciation (depreciation) --
    Investments (net of $--, $45,027, $--, and $--
      increase in deferred country tax, respectively) ...............    $(7,370,696)       $(159,984)    $        --   $(1,733,306)
    Futures contracts ...............................................             --               --              --        (8,396)
    Swap transactions ...............................................        (26,363)              --              --         9,183
    Translation of assets and liabilities in foreign
      currencies ....................................................             --           (4,199)             --       (19,792)
                                                                         -----------      -----------     -----------   -----------
      Net unrealized gain (loss) on investments and
        foreign currency translation ................................    $(7,397,059)     $  (164,183)    $        --   $(1,752,311)
                                                                         -----------      -----------     -----------   -----------
      Net realized and unrealized gain (loss) on investments
        and foreign currency ........................................    $(2,347,537)     $11,237,174     $        --   $(1,065,691)
                                                                         -----------      -----------     -----------   -----------
Change in net assets from operations ................................    $10,283,189      $13,556,697     $10,642,924   $ 1,029,497
                                                                         ===========      ===========     ===========   ===========

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  (unaudited) -- Six Months Ended June 30,2007

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                           Emerging
                                                                            Markets        Global       Global Total    Government
                                                             Bond           Equity       Governments       Return       Securities
                                                            Series          Series         Series          Series         Series
                                                         ------------    ------------   ------------    ------------   ------------
Changes in net assets:
From operations:
  Net investment income ..............................   $  5,260,962    $    770,886    $   713,742    $  2,271,011   $ 14,390,372
  Net realized gain (loss) on investments and
    foreign currency transactions ....................         93,994      13,078,701         11,487      10,792,208      3,626,702
  Net unrealized gain (loss) on investments and
    foreign currency translation .....................     (3,466,657)      1,171,457     (1,138,938)     (5,259,354)   (12,425,423)
                                                         ------------    ------------    -----------    ------------   ------------
Change in net assets from operations .................   $  1,888,299    $ 15,021,044    $  (413,709)   $  7,803,865   $  5,591,651
                                                         ------------    ------------    -----------    ------------   ------------
Distributions declared to shareholders:
  From net investment income
    Initial Class ....................................   $ (7,180,438)   $ (1,854,836)   $  (767,617)   $ (3,400,940)   (16,335,536)
    Service Class ....................................     (4,365,847)       (404,084)       (65,103)       (389,718)   (15,330,764)
  From net realized gain on investments and foreign
    currency transactions
      Initial Class ..................................             --     (17,838,286)            --     (13,963,812)            --
      Service Class ..................................             --      (4,249,384)            --      (1,777,176)            --
                                                         ------------    ------------    -----------    ------------   ------------
      Total distributions declared to shareholders ...   $(11,546,285)   $(24,346,590)   $  (832,720)   $(19,531,646)  $(31,666,300)
                                                         ------------    ------------    -----------    ------------   ------------
Change in net assets from series share transactions ..   $  5,723,177    $ 13,343,776    $(1,628,274)   $  6,990,445   $ 20,593,649
                                                         -------------   ------------    -----------    ------------   ------------
      Total change in net assets .....................   $ (3,934,809)   $  4,018,230    $(2,874,703)   $ (4,737,336)  $ (5,481,000)
Net Assets:
  At beginning of period .............................    197,462,600     108,595,164     43,429,702     179,845,307    661,067,969
                                                         ------------    ------------    -----------    ------------   ------------
  At end of period ...................................   $193,527,791    $112,613,394    $40,554,999    $175,107,971   $655,586,969
                                                         ============    ============    ===========    ============   ============

Undistributed net investment income included in net
  assets at end of period ............................   $  5,264,066    $    510,949    $   643,958    $  2,208,700   $ 14,385,338
                                                         ============    ============    ===========    ============   ============

                                                                             High        International      Money       Strategic
                                                                             Yield           Value          Market        Income
                                                                            Series          Series          Series        Series
                                                                         ------------    -------------   ------------   -----------
Changes in net assets:
From operations:
  Net investment income .............................................    $ 12,630,726    $  2,319,523    $ 10,642,924   $ 2,095,188
  Net realized gain (loss) on investments and foreign
    currency transactions ...........................................       5,049,522      11,401,357              --       686,620
  Net unrealized gain (loss) on investments and
    foreign currency translation ....................................      (7,397,059)       (164,183)             --    (1,752,311)
                                                                         ------------    ------------    ------------   -----------
Change in net assets from operations ................................    $ 10,283,189    $ 13,556,697    $ 10,642,924   $ 1,029,497
                                                                         ------------    ------------    ------------   -----------
Distributions declared to shareholders:
  From net investment income
    Initial Class ...................................................    $(15,332,557)   $ (2,144,403)   $ (6,758,152)  $(2,912,294)
    Service Class ...................................................     (10,039,719)       (767,328)     (3,884,772)   (1,051,166)
  From net realized gain on investments and
    foreign currency transactions
      Initial Class .................................................              --     (15,977,807)             --            --
      Service Class .................................................              --      (5,965,795)             --            --
                                                                         ------------    ------------    ------------   -----------
Total distributions declared to shareholders ........................    $(25,372,276)   $(24,855,333)   $(10,642,924)  $(3,963,460)
                                                                         ------------    ------------    ------------   -----------
Change in net assets from series share transactions .................    $    633,753    $ 92,333,868    $ 47,737,008   $   772,984
                                                                         ------------    ------------    ------------   -----------
Total change in net assets ..........................................    $(14,455,334)   $ 81,035,232    $ 47,737,008   $(2,160,979)
Net Assets:
  At beginning of period ............................................     356,251,464     148,981,460     446,569,957    76,372,213
                                                                         ------------    ------------    ------------   -----------
  At end of period ..................................................    $341,796,130    $230,016,692    $494,306,965   $74,211,234
                                                                         ============    ============    ============   ===========
Undistributed net investment income included in
  net assets at end of period .......................................    $ 12,623,853    $  2,167,653    $      1,238   $ 1,893,146
                                                                         ============    ============    ============   ===========

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2006

                                                                           Emerging
                                                                            Markets        Global       Global Total    Government
                                                             Bond           Equity       Governments       Return       Securities
                                                            Series          Series         Series          Series         Series
                                                         ------------    ------------   ------------    ------------   ------------
Change in net assets:
From operations:
  Net investment income ..............................   $ 10,780,457    $  2,107,396   $  1,500,304    $  4,216,105   $ 28,677,281
  Net realized gain (loss) on investments and
    foreign currency transactions ....................       (183,527)     21,938,254       (623,540)     18,772,904     (1,752,352)
  Net unrealized gain (loss) on investments and
    foreign currency translation .....................       (836,004)      2,078,016      1,388,431       5,111,637     (3,907,632)
                                                         ------------    ------------   ------------    ------------   ------------
Change in net assets from operations .................   $  9,760,926    $ 26,123,666   $  2,265,195    $ 28,100,646   $ 23,017,297
                                                         ------------    ------------   ------------    ------------   ------------
Distributions declared to shareholders:
  From net investment income
    Initial Class ....................................   $ (8,023,602)   $   (978,689)  $         --    $ (1,461,088)  $(19,538,803)
    Service Class ....................................     (4,507,857)       (135,060)            --        (114,800)   (12,425,972)
  From net realized gain on investments and
    foreign currency transactions
    Initial Class ....................................       (759,589)    (13,285,025)      (417,067)    (10,553,650)            --
    Service Class ....................................       (444,627)     (2,097,870)       (41,595)     (1,109,353)            --
                                                         ------------    ------------   ------------    ------------   ------------
      Total distributions declared to shareholders ...   $(13,735,675)   $(16,496,644)  $   (458,662)   $(13,238,891)  $(31,964,775)
                                                         ------------    ------------   ------------    ------------   ------------
Change in net assets from series share transactions ..   $(18,018,509)   $  5,670,696   $(10,817,955)   $(12,956,875)  $  3,147,375
                                                         ------------    ------------   ------------    ------------   ------------
      Total change in net assets .....................   $(21,993,258)   $ 15,297,718   $ (9,011,422)   $  1,904,880   $ (5,800,103)
Net Assets:
  At beginning of period .............................    219,455,858      93,297,446     52,441,124     177,940,427    666,868,072
                                                         ------------    ------------   ------------    ------------   ------------
  At end of period ...................................   $197,462,600    $108,595,164   $ 43,429,702    $179,845,307   $661,067,969
                                                         ============    ============   ============    ============   ============
Undistributed net investment income included in net
  assets at end of period ............................   $ 11,549,389    $  1,998,983   $    762,936    $  3,728,347   $ 31,661,266
                                                         ============    ============   ============    ============   ============

                                                                             High        International       Money       Strategic
                                                                             Yield           Value           Market        Income
                                                                            Series          Series           Series        Series
                                                                         ------------    -------------    -----------   -----------
Change in net assets:
From operations:
  Net investment income .............................................    $ 24,983,630    $  2,798,054    $ 17,603,606   $ 4,178,707
  Net realized gain (loss) on investments and foreign
    currency transactions ...........................................        (764,579)     22,016,646            (199)     (286,201)
  Net unrealized gain (loss) on investments and
    foreign currency translation ....................................      10,294,387       9,601,215              --     1,091,447
                                                                         ------------    ------------    ------------   -----------
    Change in net assets from operations ............................    $ 34,513,438    $ 34,415,915    $ 17,603,407   $ 4,983,953
                                                                         ------------    ------------    ------------   -----------
Distributions declared to shareholders:
  From net investment income
    Initial Class ...................................................    $(19,601,820)   $ (1,509,642)   $(11,590,505)  $(3,408,471)
    Service Class ...................................................      (9,556,650)       (142,578)     (6,013,101)   (1,238,612)
  From net realized gain on investments and
    foreign currency transactions
      Initial Class .................................................              --     (12,870,222)             --      (620,852)
      Service Class .................................................              --      (1,405,739)             --      (236,204)
                                                                         ------------    ------------    ------------   -----------
Total distributions declared to shareholders ........................    $(29,158,470)   $(15,928,181)   $(17,603,606)  $(5,504,139)
                                                                         ------------    ------------    ------------   -----------
Change in net assets from series share transactions .................    $(16,450,874)   $ 11,081,685    $ 81,654,487   $(5,457,996)
                                                                         ------------    ------------    ------------   -----------
Total change in net assets ..........................................    $(11,095,906)   $ 29,569,419    $ 81,654,288   $(5,978,182)
Net Assets:
  At beginning of period ............................................     367,347,370     119,412,041     364,915,669    82,350,395
                                                                         ------------    ------------    ------------   -----------
  At end of period ..................................................    $356,251,464    $148,981,460    $446,569,957   $76,372,213
                                                                         ============    ============    ============   ===========
Undistributed net investment income included in
  net assets at end of period .......................................    $ 25,365,403    $  2,759,861    $      1,238   $ 3,761,418
                                                                         ============    ============    ============   ===========

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                       Bond Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
INITIAL CLASS SHARES                   (Unaudited)       2006         2005         2004         2003         2002
                                      -------------    --------     --------     --------     --------     --------
Net asset value, beginning of
 period ..........................     $  11.19        $  11.40       $12.15     $  12.39     $  11.85     $  11.34
                                       --------        --------     --------     --------     --------     --------
Income (loss) from investment
 operations
  Net investment income (d) ......     $   0.31        $   0.59        $0.59     $   0.61     $   0.62     $   0.66
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........        (0.19)          (0.04)       (0.39)        0.09         0.51         0.37
                                       --------        --------     --------     --------     --------     --------
      Total from investment
       operations ................     $   0.12        $   0.55     $   0.20     $   0.70     $   1.13     $   1.03
                                       --------        --------     --------     --------     --------     --------
Less distributions declared
 to shareholders
  From net investment income .....     $  (0.69)       $  (0.69)    $  (0.74)    $  (0.76)    $  (0.59)    $  (0.45)
  From net realized gain on
   investments and foreign
   currency transactions .........           --           (0.07)       (0.21)       (0.18)          --        (0.07)
                                       --------        --------     --------     --------     --------     --------
      Total distributions
       declared to shareholders ..     $  (0.69)       $  (0.76)    $  (0.95)    $  (0.94)    $  (0.59)    $  (0.52)
                                       --------        --------     --------     --------     --------     --------
Net asset value, end of period ...     $  10.62        $  11.19     $  11.40     $  12.15     $  12.39     $  11.85
                                       ========        ========     ========     ========     ========     ========
Total return (%) (k)(s) ..........         0.96(n)         5.20         1.75         6.25         9.72         9.53
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses (f) ...................         0.71(a)         0.71         0.72         0.69         0.69         0.68
  Net investment income ..........         5.53(a)         5.32         5.05         5.04         5.10         5.87
Portfolio turnover (%) ...........           25              47           52           50           96          130
Net assets at end of period
 (000 Omitted) ...................     $116,677        $120,991     $143,680     $164,227     $199,735     $211,757

                                                                       Bond Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
SERVICE CLASS SHARES                   (Unaudited)       2006          2005         2004         2003         2002
                                      -------------    -------       -------      -------      -------      -------
Net asset value, beginning of
 period .........................       $ 11.11        $ 11.33       $ 12.07      $ 12.33      $ 11.81      $ 11.32
                                        -------        -------       -------      -------      -------      -------
Income (loss) from investment
 operations
  Net investment income (d) ......      $  0.29        $  0.56       $  0.56      $  0.58      $  0.57      $  0.63
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........        (0.18)         (0.05)        (0.38)        0.08         0.53         0.38
                                        -------        -------       -------      -------      -------      -------
      Total from investment
       operations ................      $  0.11        $  0.51       $  0.18      $  0.66      $  1.10      $  1.01
                                        -------        -------       -------      -------      -------      -------
Less distributions declared
 to shareholders
From net investment income .......      $ (0.66)       $ (0.66)      $ (0.71)     $ (0.74)     $ (0.58)     $ (0.45)
From net realized gain on
 investments and foreign
 currency transactions ...........           --          (0.07)        (0.21)       (0.18)          --        (0.07)
                                        -------        -------       -------      -------      -------      -------
Total distributions
 declared to shareholders ........      $ (0.66)       $ (0.73)      $ (0.92)     $ (0.92)     $ (0.58)     $ (0.52)
                                        -------        -------       -------      -------      -------      -------
Net asset value, end of period ...      $ 10.56        $ 11.11       $ 11.33      $ 12.07      $ 12.33      $ 11.81
                                        =======        =======       =======      =======      =======      =======
Total return (%) (k)(s) ..........         0.89(n)        4.87          1.59         5.91         9.43         9.34
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses (f) ...................         0.96(a)        0.96          0.97         0.94         0.94         0.93
  Net investment income ..........         5.29(a)        5.07          4.81         4.80         4.77         5.62
Portfolio turnover (%) ...........           25             47            52           50           96          130
Net assets at end of period
 (000 Omitted) ...................      $76,851        $76,471       $75,776      $73,572      $66,091      $36,960

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total r eturn figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                        See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                              Emerging Markets Equity Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
INITIAL CLASS SHARES                   (Unaudited)       2006          2005         2004         2003         2002
                                      -------------    -------       -------      -------      -------      -------
Net asset value, beginning
 of period .......................      $ 24.52        $ 21.84       $ 16.16      $ 12.85      $  8.48      $  8.73
                                        -------        -------       -------      -------      -------      -------
Income (loss) from investment
 operations
  Net investment income (d) ......      $  0.17        $  0.47       $  0.29      $  0.18      $  0.20      $  0.09
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency...........         3.18           5.92          5.59         3.27         4.23        (0.24)
                                        -------        -------       -------      -------      -------      -------
      Total from investment
       operations ................      $  3.35        $  6.39       $  5.88      $  3.45      $  4.43      $ (0.15)
                                        -------        -------       -------      -------      -------      -------
Less distributions declared
 to shareholders
  From net investment income .....      $ (0.55)       $ (0.25)      $ (0.13)     $ (0.14)     $ (0.06)     $ (0.10)
  From net realized gain on
   investments and foreign
   currency transactions .........        (5.25)         (3.46)        (0.07)          --           --           --
                                        -------        -------       -------      -------      -------      -------
      Total distributions
       declared to shareholders ..      $ (5.80)       $ (3.71)      $ (0.20)     $ (0.14)     $ (0.06)     $ (0.10)
                                        -------        -------       -------      -------      -------      -------
Net asset value, end of period ...      $ 22.07        $ 24.52       $ 21.84      $ 16.16      $ 12.85      $  8.48
                                        =======        =======       =======      =======      =======      =======
Total return (%) (k)(s) ..........        14.54(n)       30.16         36.76        27.18        52.60        (1.88)
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses (f) ...................         1.51(a)        1.53          1.31         1.35         1.65         1.49
  Net investment income ..........         1.46(a)        2.08          1.62         1.33         1.99         1.01
Portfolio turnover (%) ...........           44            110            95          109          125          246
Net assets at end of period
 (000 Omitted) ...................      $91,030        $89,419       $82,804      $57,799      $46,769      $30,393

                                                              Emerging Markets Equity Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
SERVICE CLASS SHARES                   (Unaudited)       2006          2005         2004         2003         2002
                                      -------------    -------       -------       ------       ------       ------
Net asset value, beginning
 of period .......................      $ 24.33        $ 21.71       $ 16.08       $12.80       $ 8.45       $ 8.72
                                        -------        -------       -------       ------       ------       ------
Income (loss) from investment
 operations
  Net investment income (d) ......      $  0.14        $  0.41       $  0.25       $ 0.15       $ 0.17       $ 0.06
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........         3.15           5.89          5.54         3.25         4.22        (0.23)
                                        -------        -------       -------       ------       ------       ------
      Total from investment
       operations ................      $  3.29        $  6.30       $  5.79       $ 3.40       $ 4.39       $(0.17)
                                        -------        -------       -------       ------       ------       ------
Less distributions declared
 to shareholders
  From net investment income .....      $ (0.50)       $ (0.22)      $ (0.09)      $(0.12)      $(0.04)      $(0.10)
  From net realized gain on
   investments and foreign
   currency transactions .........        (5.25)         (3.46)        (0.07)          --           --           --
                                        -------        -------       -------       ------       ------       ------
      Total distributions
       declared to shareholders ..      $ (5.75)       $ (3.68)      $ (0.16)      $(0.12)      $(0.04)      $(0.10)
                                        -------        -------       -------       ------       ------       ------
Net asset value, end of period ...      $ 21.87        $ 24.33       $ 21.71       $16.08       $12.80       $ 8.45
                                        =======        =======       =======       ======       ======       ======
Total return (%) (k)(s) ..........        14.41(n)       29.90         36.36        26.96        52.12        (2.12)
Ratios (%) (to average net
 assets) and Supplemental data:
  Expenses (f) ...................         1.76(a)        1.78          1.56         1.60         1.89         1.74
  Net investment income ..........         1.22(a)        1.84          1.38         1.08         1.71         0.70
Portfolio turnover (%) ...........           44            110            95          109          125          246
Net assets at end of period
 (000 Omitted) ...................      $21,583        $19,176       $10,494       $6,397       $5,049       $2,066

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total r eturn figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                        See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                Global Governments Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
INITIAL CLASS SHARES                   (Unaudited)       2006          2005         2004         2003         2002
                                      -------------    -------       -------      -------      -------      -------
Net asset value, beginning
 of period .......................      $ 10.70        $ 10.29       $ 12.40      $ 12.92      $ 11.75      $  9.74
                                        -------        -------       -------      -------      -------      -------
Income (loss) from investment
 operations
  Net investment income (d) ......      $  0.18        $  0.34       $  0.29      $  0.30      $  0.34      $  0.35
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........        (0.28)          0.17         (1.10)        0.76         1.45         1.66
                                        -------        -------       -------      -------      -------      -------
      Total from investment
       operations ................      $ (0.10)       $  0.51       $ (0.81)     $  1.06      $  1.79      $  2.01
                                        -------        -------       -------      -------      -------      -------
Less distributions declared
 to shareholders
  From net investment income .....      $ (0.21)       $    --       $ (1.23)     $ (1.58)     $ (0.62)     $    --
  From net realized gain on
   investments and foreign
   currency transactions .........           --          (0.10)        (0.07)          --           --           --
                                        -------        -------       -------      -------      -------      -------
      Total distributions
       declared to shareholders ..      $ (0.21)       $ (0.10)      $ (1.30)     $ (1.58)     $ (0.62)     $    --
                                        -------        -------       -------      -------      -------      -------
Net asset value, end of period ...      $ 10.39        $ 10.70       $ 10.29      $ 12.40      $ 12.92      $ 11.75
                                        =======        =======       =======      =======      =======      =======
Total return (%) (k)(r) ..........        (0.93)(n)       4.97         (7.20)       10.06        15.60        20.64
Ratios (%) (to average net
 assets) and Supplemental data:
  Expenses before expense
   reductions (f) ................         1.08(a)        1.13          1.03         0.98         0.95         0.93
  Expenses after expense
   reductions (f) ................         1.00(a)        1.00          1.00          N/A          N/A          N/A
  Net investment income ..........         3.45(a)        3.21          2.64         2.48         2.75         3.36
Portfolio turnover (%) ...........           52            122           137          124          143          120
Net assets at end of period
 (000 Omitted) ...................      $36,875        $39,637       $48,203      $62,107      $67,472      $70,613

                                                                Global Governments Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
SERVICE CLASS SHARES                   (Unaudited)      2006           2005         2004         2003         2002
                                      -------------    ------         ------       ------       ------       ------
Net asset value, beginning
 of period .......................       $10.60        $10.22         $12.33       $12.85       $11.71       $ 9.73
                                         ------        ------         ------       ------       ------       ------
Income (loss) from investment
 operations
  Net investment income (d) ......       $ 0.17        $ 0.31         $ 0.27       $ 0.27       $ 0.30       $ 0.33
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........        (0.27)         0.17          (1.11)        0.75         1.45         1.65
                                         ------        ------         ------       ------       ------       ------
      Total from investment
       operations ................       $(0.10)       $ 0.48         $(0.84)      $ 1.02       $ 1.75       $ 1.98
                                         ------        ------         ------       ------       ------       ------
Less distributions declared
 to shareholders
  From net investment income .....       $(0.19)       $   --         $(1.20)      $(1.54)      $(0.61)      $   --
  From net realized gain on
   investments and foreign
   currency transactions .........           --         (0.10)         (0.07)          --           --           --
                                         ------        ------         ------       ------       ------       ------
      Total distributions
       declared to shareholders ..       $(0.19)       $(0.10)        $(1.27)      $(1.54)      $(0.61)      $   --
                                         ------        ------         ------       ------       ------       ------
Net asset value, end of period ...       $10.31        $10.60         $10.22       $12.33       $12.85       $11.71
                                         ======        ======         ======       ======       ======       ======
Total return (%) (k)(r) ..........        (1.02)(n)      4.70          (7.49)        9.80        15.30        20.35
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses before expense
   reductions (f) ................         1.33(a)       1.38           1.28         1.23         1.20         1.18
  Expenses after expense
   reductions (f) ................         1.25(a)       1.25           1.25          N/A          N/A          N/A
  Net investment income ..........         3.20(a)       2.96           2.39         2.23         2.50         3.03
Portfolio turnover (%) ...........           52           122            137          124          143          120
Net assets at end of period
 (000 Omitted) ...................       $3,680        $3,793         $4,238       $4,832       $5,355       $3,969

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total r eturn figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.

                                        See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                Global Total Return Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
INITIAL CLASS SHARES                   (Unaudited)       2006         2005         2004         2003          2002
                                      -------------    --------     --------     --------     --------      -------
Net asset value, beginning
 of period .......................     $  18.11        $  16.66     $  17.91     $  15.70     $  13.11      $ 13.28
                                       --------        --------     --------     --------     --------      -------
Income (loss) from investment
 operations
  Net investment income (d) ......     $   0.23        $   0.41     $   0.37     $   0.32     $   0.29      $  0.31
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........         0.59            2.38         0.23         2.29         2.66        (0.23)
                                       --------        --------     --------     --------     --------      -------
      Total from investment
       operations ................     $   0.82        $   2.79     $   0.60     $   2.61     $   2.95      $  0.08
                                       --------        --------     --------     --------     --------      -------
Less distributions declared
 to shareholders
  From net investment income .....     $  (0.40)       $  (0.16)    $  (0.75)    $  (0.40)    $  (0.36)     $ (0.25)
  From net realized gain on
   investments and foreign
   currency transactions .........        (1.65)          (1.18)       (1.10)          --           --           --
                                       --------        --------     --------     --------     --------      -------
      Total distributions
       declared to shareholders ..     $  (2.05)       $  (1.34)    $  (1.85)    $  (0.40)    $  (0.36)     $ (0.25)
                                       --------        --------     --------     --------     --------      -------
Net asset value, end of period ...     $  16.88        $  18.11     $  16.66     $  17.91     $  15.70      $ 13.11
                                       ========        ========     ========     ========     ========      =======
Total return (%) (k)(s) ..........         4.47(n)        17.20         3.83        17.12        22.97         0.58
Ratios (%) (to average net
 assets) and Supplemental data:
  Expenses (f) ...................         0.94(a)         0.93         0.92         0.89         0.94         0.90
  Net investment income ..........         2.60(a)         2.41         2.18         1.97         2.06         2.34
Portfolio turnover (%) ...........           34              76           78           86           93           84
Net assets at end of period
 (000 Omitted) ...................     $155,350        $161,209     $161,143     $166,034     $156,675      $80,150

                                                                Global Total Return Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
SERVICE CLASS SHARES                   (Unaudited)       2006          2005         2004         2003         2002
                                      -------------    -------       -------      -------      -------       ------
Net asset value, beginning
 of period .......................     $ 17.99         $ 16.56       $ 17.82      $ 15.63      $ 13.08       $13.28
                                       -------         -------       -------     --------      -------       ------
Income (loss) from investment
 operations
  Net investment income (d) ......     $  0.21         $  0.37       $  0.32      $  0.28      $  0.26       $ 0.27
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........        0.59            2.36          0.23         2.29         2.63        (0.22)
                                       -------         -------       -------      -------      -------       ------
      Total from investment
       operations ................     $  0.80         $  2.73       $  0.55      $  2.57      $  2.89       $ 0.05
                                       -------         -------       -------      -------      -------       ------
Less distributions declared
 to shareholders
  From net investment income .....     $ (0.36)        $ (0.12)      $ (0.71)     $ (0.38)     $ (0.34)      $(0.25)
  From net realized gain on
   investments and foreign
   currency transactions .........       (1.65)          (1.18)        (1.10)          --           --           --
                                       -------         -------       -------      -------      -------       ------
      Total distributions
       declared to shareholders ..     $ (2.01)        $ (1.30)      $ (1.81)     $ (0.38)     $ (0.34)      $(0.25)
                                       -------         -------       -------      -------      -------       ------
Net asset value, end of period ...     $ 16.78         $ 17.99       $ 16.56      $ 17.82      $ 15.63       $13.08
                                       =======         =======       =======      =======      =======       ======
Total return (%) (k)(s) ..........        4.39(n)        16.91          3.54        16.88        22.53         0.41
Ratios (%) (to average net
 assets) and Supplemental data:
  Expenses (f) ...................        1.19(a)         1.18          1.17         1.14         1.19         1.15
  Net investment income ..........        2.38(a)         2.15          1.91         1.72         1.83         2.10
Portfolio turnover (%) ...........          34              76            78           86           93           84
Net assets at end of period
 (000 Omitted) ...................     $19,758         $18,637       $16,797      $14,460      $11,545       $5,699

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total r eturn figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                        See notes to financial statements.


MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                               Government Securities Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
INITIAL CLASS SHARES                   (Unaudited)       2006         2005         2004         2003         2002
                                      -------------    --------     --------     --------     --------     --------
Net asset value, beginning
 of period .......................     $  12.65        $  12.84     $  13.16     $  13.44     $  13.85     $  13.28
                                       --------        --------     --------     --------     --------     --------
Income (loss) from investment
 operations
  Net investment income (d) ......     $   0.28        $   0.56     $   0.56     $   0.54     $   0.44     $   0.58
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........        (0.16)          (0.12)       (0.26)       (0.07)       (0.14)        0.67
                                       --------        --------     --------     --------     --------     --------
      Total from investment
       operations ................     $   0.12        $   0.44     $   0.30     $   0.47     $   0.30     $   1.25
                                       --------        --------     --------     --------     --------     --------
Less distributions declared
 to shareholders
  From net investment income .....     $  (0.63)       $  (0.63)    $  (0.62)    $  (0.75)    $  (0.59)    $  (0.68)
  From net realized gain on
   investments and foreign
   currency transactions .........           --              --           --           --        (0.12)          --
                                       --------        --------     --------     --------     --------     --------
      Total distributions
       declared to shareholders ..     $  (0.63)       $  (0.63)    $  (0.62)    $  (0.75)    $  (0.71)    $  (0.68)
                                       --------        --------     --------     --------     --------     --------
Net asset value, end of period ...     $  12.14        $  12.65     $  12.84     $  13.16     $  13.44     $  13.85
                                       ========        ========     ========     ========     ========     ========
Total return (%) (k) .............         0.94(n)         3.68         2.30         3.76         2.15         9.80
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses (f) ...................         0.63(a)         0.63         0.63         0.62         0.62         0.60
  Net investment income ..........         4.54(a)         4.47         4.32         4.12         3.22         4.33
Portfolio turnover (%) ...........           21              29           75           85          144          157
Net assets at end of period
 (000 Omitted) ...................     $325,309        $351,906     $425,740     $493,616     $629,265     $877,180

                                                               Government Securities Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
SERVICE CLASS SHARES                  (Unaudited)        2006         2005         2004         2003         2002
                                      -------------    --------     --------     --------     --------     --------
Net asset value, beginning
 of period .......................     $  12.58        $  12.77     $  13.10     $  13.38     $  13.81     $  13.27
                                       --------        --------     --------     --------     --------     --------
Income (loss) from investment
 operations
  Net investment income (d) ......     $   0.27        $   0.53     $   0.53     $   0.51     $   0.36     $   0.51
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........        (0.16)          (0.12)       (0.27)       (0.07)       (0.10)        0.71
                                       --------        --------     --------     --------     --------     --------
      Total from investment
       operations ................     $   0.11        $   0.41     $   0.26     $   0.44     $   0.26     $   1.22
                                       --------        --------     --------     --------     --------     --------
Less distributions declared
 to shareholders
  From net investment income .....     $  (0.61)       $  (0.60)    $  (0.59)    $  (0.72)    $  (0.57)    $  (0.68)
  From net realized gain on
   investments and foreign
   currency transactions .........           --              --           --           --        (0.12)          --
                                       --------        --------     --------     --------     --------     --------
      Total distributions
       declared to shareholders ..     $  (0.61)       $  (0.60)    $  (0.59)    $  (0.72)    $  (0.69)    $  (0.68)
                                       --------        --------     --------     --------     --------     --------
Net asset value, end of period ...     $  12.08        $  12.58     $  12.77     $  13.10     $  13.38     $  13.81
                                       ========        ========     ========     ========     ========     ========
Total return (%) (k) .............         0.81(n)         3.47         2.01         3.55         1.87         9.55
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses (f) ...................         0.88(a)         0.88         0.88         0.87         0.87         0.85
  Net investment income ..........         4.29(a)         4.22         4.10         3.90         2.64         3.86
Portfolio turnover (%) ...........           21              29           75           85          144          157
Net assets at end of period
 (000 Omitted) ...................     $330,278        $309,162     $241,128     $204,488     $172,578     $132,071

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total r eturn figures for all periods shown.
(n) Not annualized.

                                        See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                    High Yield Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
INITIAL CLASS SHARES                   (Unaudited)       2006         2005         2004         2003         2002
                                      -------------    --------     --------     --------     --------     --------
Net asset value, beginning
 of period .......................     $   6.93        $   6.83     $   7.32     $   7.27     $   6.56     $   7.05
                                       --------        --------     --------     --------     --------     --------
Income (loss) from investment
 operations
  Net investment income (d) ......     $   0.25        $   0.48     $   0.49     $   0.52     $   0.54     $   0.61
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........        (0.03)           0.19        (0.36)        0.11         0.80        (0.42)
                                       --------        --------     --------     --------     --------     --------
      Total from investment
       operations ................     $   0.22        $   0.67     $   0.13     $   0.63     $   1.34     $   0.19
                                       --------        --------     --------     --------     --------     --------
Less distributions declared
 to shareholders
  From net investment income .....     $  (0.52)       $  (0.57)    $  (0.62)    $  (0.58)    $  (0.63)    $  (0.68)
                                       --------        --------     --------     --------     --------     --------
Net asset value, end of period ...     $   6.63        $   6.93     $   6.83     $   7.32     $   7.27     $   6.56
                                       ========        ========     ========     ========     ========     ========
Total return (%) (k)(r)(s) .......         3.01(n)        10.39         2.19         9.54        21.44         2.70
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses before expense
   reductions (f) ................         0.84(a)         0.85         0.86         0.83         0.83         0.82
  Expenses after expense
   reductions (f) ................         0.79(a)         0.83          N/A          N/A          N/A          N/A
  Net investment income ..........         7.23(a)         7.14         7.06         7.27         7.89         9.15
Portfolio turnover (%) ...........           41              92           53           68           92           75
Net assets at end of period
 (000 Omitted) ...................     $203,419        $224,412     $255,999     $319,653     $360,207     $305,487

                                                                    High Yield Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
SERVICE CLASS SHARES                   (Unaudited)       2006         2005         2004          2003         2002
                                      -------------    --------     --------     --------      -------      -------
Net asset value, beginning
 of period ............................$   6.88        $   6.79     $   7.28     $   7.23      $  6.53      $  7.04
                                       --------        --------     --------     --------      -------      -------
Income (loss) from investment
 operations
  Net investment income (d) ......     $   0.24        $   0.46     $   0.47     $   0.49      $  0.51      $  0.58
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........        (0.04)           0.19        (0.36)        0.12         0.81        (0.41)
                                       --------        --------     --------     --------      -------      -------
      Total from investment
       operations ................     $   0.20        $   0.65     $   0.11     $   0.61      $  1.32      $  0.17
                                       --------        --------     --------     --------      -------      -------
Less distributions declared
 to shareholders
  From net investment income .....     $  (0.50)       $  (0.56)    $  (0.60)    $  (0.56)     $ (0.62)     $ (0.68)
                                       --------        --------     --------     --------      -------      -------
Net asset value, end of period ...     $   6.58        $   6.88     $   6.79     $   7.28      $  7.23      $  6.53
                                       ========        ========     ========     ========      =======      =======
Total return (%) (k)(r)(s) .......         2.81(n)        10.04         1.93         9.37        21.21         2.37
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses before expense
   reductions (f) ................         1.09(a)         1.10         1.11         1.08         1.08         1.07
  Expenses after expense
   reductions (f) ................         1.04(a)         1.08          N/A          N/A          N/A          N/A
  Net investment income ..........         6.98(a)         6.89         6.81         6.99         7.59         8.99
Portfolio turnover (%) ...........           41              92           53           68           92           75
Net assets at end of period
 (000 Omitted) ...................     $138,377        $131,839     $111,348     $109,914      $98,931      $44,533

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total r eturn figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                        See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                International Value Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------
INITIAL CLASS SHARES                   (Unaudited)       2006         2005         2004          2003         2002
                                      -------------    --------     --------     -------       -------      -------
Net asset value, beginning
 of period .......................     $  20.02        $  17.39     $  15.58     $ 12.27       $  9.28      $  9.93
                                       --------        --------     --------     -------       -------      -------
Income (loss) from investment
 operations
  Net investment income (d) ......     $   0.26        $   0.39     $   0.27     $  0.20       $  0.11      $  0.09
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........         1.36            4.54         2.03        3.21          2.98        (0.66)
                                       --------        --------     --------     -------       -------      -------
      Total from investment
       operations ................     $   1.62        $   4.93     $   2.30     $  3.41       $  3.09      $ (0.57)
                                       --------        --------     --------     -------       -------      -------
Less distributions declared
 to shareholders
  From net investment income .....     $  (0.33)       $  (0.24)    $  (0.18)    $ (0.10)      $ (0.10)     $ (0.08)
  From net realized gain on
   investments and foreign
   currency transactions .........        (2.47)          (2.06)       (0.31)         --            --           --
                                       --------        --------     --------     -------       -------      -------
      Total distributions
       declared to shareholders ..     $  (2.80)       $  (2.30)    $  (0.49)    $ (0.10)      $ (0.10)     $ (0.08)
                                       --------        --------     --------     -------       -------      -------
Net asset value, end of period ...     $  18.84        $  20.02     $  17.39     $ 15.58       $ 12.27      $  9.28
                                       ========        ========     ========     =======       =======      =======
Total return (%) (k)(s) ..........         8.27(n)        29.23        15.22       28.02(v)      33.63        (5.86)
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses (f) ...................         1.07(a)         1.11         1.13        1.15          1.28         1.24
  Net investment income ..........         2.59(a)         2.09         1.67        1.52          1.06         0.91
Portfolio turnover (%) ...........           27              55           46          65            84           80
Net assets at end of period
 (000 Omitted) ...................     $136,118        $134,008     $108,418     $84,996       $61,108      $50,609

                                                                International Value Series
                                      -----------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Years Ended December 31,
                                      June 30, 2007     -----------------------------------------------------------
SERVICE CLASS SHARES                   (Unaudited)        2006         2005        2004          2003         2002
                                      -------------     -------      -------      ------        ------       ------
Net asset value, beginning
 of period .......................      $ 19.92         $ 17.32      $ 15.54      $12.24        $ 9.27       $ 9.93
                                        -------         -------      -------      ------        ------       ------
Income (loss) from investment
 operations
  Net investment income (d) ......      $  0.28         $  0.34      $  0.22      $ 0.18        $ 0.07       $ 0.04
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........         1.31            4.53         2.02        3.20          2.98        (0.62)
                                        -------         -------      -------      ------        ------       ------
      Total from investment
       operations ................      $  1.59         $  4.87      $  2.24      $ 3.38        $ 3.05       $(0.58)
                                        -------         -------      -------      ------        ------       ------
Less distributions declared
 to shareholders
  From net investment income .....      $ (0.32)        $ (0.21)     $ (0.15)     $(0.08)       $(0.08)      $(0.08)
  From net realized gain on
   investments and foreign
   currency transactions .........        (2.47)          (2.06)       (0.31)         --            --           --
                                        -------         -------      -------      ------        ------       ------
      Total distributions
       declared to shareholders ..      $ (2.79)        $ (2.27)     $ (0.46)     $(0.08)       $(0.08)      $(0.08)
                                        -------         -------      -------      ------        ------       ------
Net asset value, end of period ...      $ 18.72         $ 19.92      $ 17.32      $15.54        $12.24       $ 9.27
                                        =======         =======      =======      ======        ======       ======
Total return (%) (k)(s) ..........         8.13(n)        28.95        14.86       27.82(v)      33.20        (5.97)
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses (f) ...................         1.31(a)         1.36         1.39        1.40          1.53         1.49
  Net investment income ..........         3.11(a)         1.84         1.37        1.31          0.67         0.44
Portfolio turnover (%) ...........           27              55           46          65            84           80
Net assets at end of period
 (000 Omitted) ...................      $93,898         $14,973      $10,994      $6,805        $4,646       $2,246

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total r eturn figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(v) During the year ended December 31, 2004, the series received a payment from the investment adviser to reimburse the series for losses on investments not meeting the investment guidelines of the series. If this loss had been incurred, the total returns would have b een approximately 28.01% and 27.81% for the Initial
    Class and Service Class, respectively.

                                        See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                      Money Market Series
                                      -----------------------------------------------------------------------------------
                                        Six Months
                                          Ended                             Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------------
INITIAL CLASS SHARES                   (Unaudited)       2006            2005            2004         2003         2002
                                      -------------    --------        --------        --------     --------     --------
Net asset value, beginning
 of period .......................     $   1.00        $   1.00        $   1.00        $   1.00     $   1.00     $   1.00
                                       --------        --------        --------        --------     --------     --------
Income (loss) from investment
 operations
  Net investment income (d) ......     $   0.02        $   0.04        $   0.03        $   0.01     $   0.01     $   0.01
  Net realized and unrealized
   gain (loss) on investments ....           --           (0.00)(w)       (0.00)(w)          --           --           --
                                       --------        --------        --------        --------     --------     --------
      Total from investment
       operations ................     $   0.02        $   0.04        $   0.03        $   0.01     $   0.01     $   0.01
                                       --------        --------        --------        --------     --------     --------
Less distributions declared
 to shareholders
  From net investment income .....     $  (0.02)       $  (0.04)       $  (0.03)       $  (0.01)    $  (0.01)    $  (0.01)
                                       --------        --------        --------        --------     --------     --------
Net asset value, end of period ...     $   1.00        $   1.00        $   1.00        $   1.00     $   1.00     $   1.00
                                       ========        ========        ========        ========     ========     ========
Total return (%) (k)(r) ..........         2.39(n)         4.59            2.72            0.83         0.63         1.27
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses before expense
   reductions (f) ................         0.58(a)         0.59            0.60            0.58         0.57         0.57
  Expenses after expense
   reductions (f) ................          N/A             N/A            0.60             N/A          N/A          N/A
  Net investment income ..........         4.78(a)         4.52            2.65            0.79         0.64         1.27
Net assets at end of period
 (000 Omitted) ...................     $300,978        $283,055        $241,684        $282,595     $426,154     $690,127

                                                                      Money Market Series
                                      -----------------------------------------------------------------------------------
                                        Six Months
                                          Ended                             Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------------------
SERVICE CLASS SHARES                   (Unaudited)       2006            2005             2004         2003         2002
                                      -------------    --------        --------         -------      -------      -------
Net asset value, beginning
 of period .......................     $   1.00        $   1.00        $   1.00         $  1.00      $  1.00      $  1.00
                                       --------        --------        --------         -------      -------      -------
Income (loss) from investment
 operations
  Net investment income (d) ......     $   0.02        $   0.04        $   0.02         $  0.01      $  0.00(w)   $  0.01
  Net realized and unrealized
   gain (loss) on investments ....           --           (0.00)(w)       (0.00)(w)          --           --           --
                                       --------        --------        --------         -------      -------      -------
      Total from investment
       operations ................     $   0.02        $   0.04        $   0.02         $  0.01      $  0.00(w)   $  0.01
                                       --------        --------        --------         -------      -------      -------
Less distributions declared
 to shareholders
  From net investment income .....     $  (0.02)       $  (0.04)       $  (0.02)        $ (0.01)     $ (0.00)(w)  $ (0.01)
                                       --------        --------        --------         -------      -------      -------
Net asset value, end of period ...     $   1.00        $   1.00        $   1.00         $  1.00      $  1.00      $  1.00
                                       ========        ========        ========         =======      =======      =======
Total return (%) (k)(r) ..........         2.27(n)         4.33            2.46            0.57         0.38         1.02
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses before expense
   reductions (f) ................         0.83(a)         0.84            0.85            0.82         0.82         0.82
  Expenses after expense
   reductions (f) ................          N/A             N/A            0.85             N/A          N/A          N/A
  Net investment income ..........         4.53(a)         4.28            2.49            0.63         0.37         0.99
Net assets at end of period
 (000 Omitted) ...................     $193,329        $163,515        $123,232         $87,785      $49,380      $52,745

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total r eturn figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(w) Per share amount was less than $0.01.

                                           See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                              Strategic Income Series
                                      -----------------------------------------------------------------------
                                        Six Months
                                          Ended                       Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------
INITIAL CLASS SHARES                   (Unaudited)       2006       2005        2004        2003        2002
                                      -------------    -------    -------     -------     -------     -------
Net asset value, beginning
 of period .......................      $ 10.61        $ 10.71    $ 11.42     $ 11.12     $ 10.31     $ 10.04
                                        -------        -------    -------     -------     -------     -------
Income (loss) from investment
 operations
  Net investment income (d) ......      $  0.30        $  0.57    $  0.58     $  0.61     $  0.59     $  0.57
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........        (0.14)          0.11      (0.39)       0.23        0.71        0.16
                                        -------        -------    -------     -------     -------     -------
      Total from investment
       operations ................      $  0.16        $  0.68    $  0.19     $  0.84     $  1.30     $  0.73
                                        -------        -------    -------     -------     -------     -------
Less distributions declared
 to shareholders
  From net investment income .....      $ (0.58)       $ (0.66)   $ (0.80)    $ (0.54)    $ (0.49)    $ (0.46)
  From net realized gain on
   investments and foreign
   currency transactions .........           --          (0.12)     (0.10)         --          --          --
                                        -------        -------    -------     -------     -------     -------
      Total distributions
       declared to shareholders ..      $ (0.58)       $ (0.78)   $ (0.90)    $ (0.54)    $ (0.49)    $ (0.46)
                                        -------        -------    -------     -------     -------     -------
Net asset value, end of period ...      $ 10.19        $ 10.61    $ 10.71     $ 11.42     $ 11.12     $ 10.31
                                        =======        =======    =======     =======     =======     =======
Total return (%) (k)(s) ..........         1.40(n)        6.71       1.89        8.04       12.89        7.52
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses before expense
   reductions (f) ................         0.95(a)        0.97       0.97        0.91        0.90        0.86
  Expenses after expense
   reductions (f) ................         0.90(a)        0.95        N/A         N/A         N/A         N/A
  Net investment income ..........         5.65(a)        5.44       5.33        5.55        5.58        5.74
Portfolio turnover (%) ...........           30             64         66          74         127         137
Net assets at end of period
 (000 Omitted) ...................      $53,688        $54,423    $59,707     $66,248     $67,547     $56,980

                                                              Strategic Income Series
                                      -----------------------------------------------------------------------
                                        Six Months
                                          Ended                       Years Ended December 31,
                                      June 30, 2007    ------------------------------------------------------
SERVICE CLASS SHARES                   (Unaudited)       2006       2005        2004        2003        2002
                                      -------------    -------    -------     -------     -------     -------
Net asset value, beginning
 of period .......................      $ 10.54        $ 10.64    $ 11.35     $ 11.06     $ 10.28     $ 10.03
                                        -------        -------    -------     -------     -------     -------
Income (loss) from investment
 operations
  Net investment income (d) ......      $  0.28        $  0.54    $  0.55     $  0.59     $  0.57     $  0.53
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ..........        (0.13)          0.11      (0.39)       0.22        0.68        0.18
                                        -------        -------    -------     -------     -------     -------
      Total from investment
       operations ................      $  0.15        $  0.65    $  0.16     $  0.81     $  1.25     $  0.71
                                        -------        -------    -------     -------     -------     -------
Less distributions declared
 to shareholders
  From net investment income .....      $ (0.55)       $ (0.63)   $ (0.77)    $ (0.52)    $ (0.47)    $ (0.46)
  From net realized gain on
   investments and foreign
   currency transactions .........           --          (0.12)     (0.10)         --          --          --
                                        -------        -------    -------     -------     -------     -------
      Total distributions
       declared to shareholders ..      $ (0.55)       $ (0.75)   $ (0.87)    $ (0.52)    $ (0.47)    $ (0.46)
                                        -------        -------    -------     -------     -------     -------
Net asset value, end of period ...      $ 10.14        $ 10.54    $ 10.64     $ 11.35     $ 11.06     $ 10.28
                                        =======        =======    =======     =======     =======     =======

Total return (%) (k)(s) ..........         1.34(n)        6.45       1.61        7.83       12.48        7.31
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses before expense
   reductions (f) ................         1.20(a)        1.22       1.22        1.16        1.15        1.11
  Expenses after expense
   reductions (f) ................         1.15(a)        1.19        N/A         N/A         N/A         N/A
  Net investment income ..........         5.40(a)        5.19       5.08        5.31        5.36        5.41
Portfolio turnover (%) ...........           30             64         66          74         127         137
Net assets at end of period
 (000 Omitted) ...................      $20,523        $21,949    $22,643     $24,184     $21,008     $12,979

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total r eturn figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                     See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-six separate series (the series) of shares: Blended Research Core Equity Series (formerly Massachusetts Investors Trust Series), Bond Series*, Capital Appreciation Series, Core Equity Series, Emerging Growth Series, Emerging Markets Equity Series*, Global Governments Series*, Global Growth Series, Global Total Return Series*, Government Securities Series*, High Yield Series*, International Growth Series, International Value Series*, Massachusetts Investors Growth Stock Series, Mid Cap Growth Series, Mid Cap Value Series, Money Market Series*, New Discovery Series, Research Series, Research International Series, Strategic Income Series*, Strategic Value Series, Technology Series, Total Return Series, Utilities Series, and Value Series. The shares of each series are sold only to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The High Yield Series can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher- rated securities and tend to be more sensitive to economic conditions. Each series (except the Money Market Series and Government Securities Series) can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities - Certain series invest in inflation-adjusted debt securities issued by the U.S. Treasury. Certain series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk - Certain series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

Purchased Options - Certain series may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the series' exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts - Certain series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by each series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by each series. Upon entering into such contracts, each series bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts - Certain series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. Each series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, each series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. Each series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, each series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements - Certain series may enter into swap agreements. A swap is an exchange of cash payments between the series and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each series' custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by each series with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

Certain series hold a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. Certain series may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

Hybrid Instruments - Certain series may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Loans and Other Direct Debt Instruments - Certain series may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the series to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications - Under each series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, each series enters into agreements with service providers that may contain indemnification clauses. Each series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the series at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. For Money Market Series, all premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively. For all other series, all premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles; and all discount is accreted for tax reporting purposes as required by federal income tax regulations. Certain series earn certain fees in connection with their floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Certain series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Certain series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Certain series may enter into "TBA" (to be announced) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Fees Paid Indirectly - Each series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions - Each series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, derivative transactions, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distribution declared to shareholders is as follows:

                                                                Emerging         Global                        Government
                                                  Bond          Markets       Governments     Global Total     Securities
                                                 Series      Equity Series       Series      Return Series       Series
                                              -----------    -------------    -----------    -------------     ----------
                                               12/31/2006      12/31/2006      12/31/2006      12/31/2006      12/31/2006
                                              -----------     -----------     -----------    -------------     ----------
Ordinary income (including any
 short-term capital gains) ...............    $12,531,880     $ 6,817,904       $458,662      $ 2,629,612     $31,964,775
Long-term capital gain ...................      1,203,795       9,678,740             --       10,609,279              --
                                              -----------     -----------       --------      -----------     -----------
  Total distributions ....................    $13,735,675     $16,496,644       $458,662      $13,238,891     $31,964,775
                                              ===========     ===========       ========      ===========     ===========

                                               High Yield    International    Money Market      Strategic
                                                 Series       Value Series       Series       Income Series
                                              -----------    -------------    -----------------------------
                                               12/31/2006      12/31/2006      12/31/2006       12/31/2006
                                              -----------    -------------    ------------    -------------
Ordinary income (including any
 short-term capital gains) ...............    $29,158,470     $ 6,463,756      $17,603,606      $4,885,515
Long-term capital gain ...................             --       9,464,425               --         618,624
                                              -----------     -----------      -----------      ----------
Total distributions ......................    $29,158,470     $15,928,181      $17,603,606      $5,504,139
                                              ===========     ===========      ===========      ==========

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                                             Emerging          Global
                                                                             Bond         Markets Equity    Governments
                                                                            Series            Series           Series
                                                                         ------------     --------------    -----------
        AS OF 6/30/07
        Cost of investments .........................................    $195,459,271       $97,598,879     $40,017,661
                                                                         ------------       -----------     -----------
        Gross appreciation ..........................................         785,657        28,022,174          78,229
        Gross depreciation ..........................................      (5,446,489)         (653,555)       (531,643)
                                                                         ------------       -----------     -----------
        Net unrealized appreciation (depreciation) ..................    $ (4,660,832)      $27,368,619     $  (453,414)

        AS OF 12/31/06
        Undistributed ordinary income ...............................    $ 11,541,219       $ 5,671,957     $   827,707
        Undistributed long-term capital gain ........................           --           18,659,597              --
        Capital loss carryforwards ..................................      (2,113,205)               --        (535,220)
        Other temporary differences .................................           --              (68,341)        (93,827)
        Net unrealized appreciation (depreciation) ..................      (1,441,266)       26,159,013         550,967

                                                                            Global          Government          High
                                                                         Total Return       Securities         Yield
                                                                            Series            Series           Series
                                                                         ------------     -------------    -------------
        AS OF 6/30/07
        Cost of investments .........................................    $169,828,848     $669,885,681     $ 336,617,679
                                                                         ------------     ------------     -------------
        Gross appreciation ..........................................      20,640,380        1,364,725         4,445,637
        Gross depreciation ..........................................      (2,919,521)     (24,118,336)       (5,693,445)
                                                                         ------------     ------------     -------------
        Net unrealized appreciation (depreciation) ..................    $ 17,720,859     $(22,753,611)    $  (1,247,808)

        AS OF 12/31/06
        Undistributed ordinary income ...............................    $  4,461,737     $ 31,661,266     $  25,367,348
        Undistributed long-term capital gain ........................      15,054,983               --                --
        Capital loss carryforwards ..................................      (6,387,222)     (13,802,724)     (109,174,069)
        Other temporary differences .................................        (140,223)        (151,530)           (1,945)
        Net unrealized appreciation (depreciation) ..................      22,755,160       (9,613,468)        6,059,232

                                                                         International       Money          Strategic
                                                                             Value           Market           Income
                                                                             Series          Series           Series
                                                                         -------------    ------------     -----------
        AS OF 6/30/07
        Cost of investments .........................................    $229,326,585     $496,168,237     $73,029,274
                                                                         ------------     ------------     -----------
        Gross appreciation ..........................................      33,857,638               --       1,090,950
        Gross depreciation ..........................................      (4,166,833)              --      (1,587,316)
                                                                         ------------     ------------     -----------
        Net unrealized appreciation (depreciation) ..................    $ 29,690,805     $         --     $  (496,366)

        AS OF 12/31/06
        Undistributed ordinary income ...............................    $  7,185,471     $      1,238     $ 3,958,435
        Undistributed long-term capital gain ........................      17,654,953               --              --
        Capital loss carryforwards ..................................              --             (766)       (500,150)
        Other temporary differences .................................         (35,751)              --        (200,454)
        Net unrealized appreciation (depreciation) ..................      29,805,762               --       1,228,190

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2006, the following series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                                                Global
                                                 Global         Total        Government          High        Money    Strategic
                                     Bond      Government       Return       Securities         Yield        Market     Income
EXPIRATION DATE                     Series       Series       Series(a)        Series           Series       Series     Series
-------------------------------------------------------------------------------------------------------------------------------
12/31/07 .....................   $        --    $      --    $        --    $         --    $  (6,145,967)   $  --    $      --
12/31/08 .....................            --           --       (658,824)             --       (6,617,797)      --           --
12/31/09 .....................            --           --     (5,728,398)             --      (37,568,488)    (429)          --
12/31/10 .....................            --           --             --              --      (46,740,625)      --           --
12/31/11 .....................            --           --             --      (4,003,424)              --     (271)          --
12/31/12 .....................            --           --             --      (3,805,608)              --      (66)          --
12/31/13 .....................            --           --             --      (4,142,507)      (5,089,839)      --           --
12/31/14 .....................    (2,113,205)    (535,220)            --      (1,851,185)      (7,011,353)      --     (500,150)
                                 -----------    ---------    -----------    ------------    -------------    -----    ---------
                                 $(2,113,205)   $(535,220)   $(6,387,222)   $(13,802,724)   $(109,174,069)   $(766)   $(500,150)
                                 ===========    =========    ===========    ============    =============    =====    =========

(a) The availability of a portion of the capital loss carryforwards, which were acquired on September 5, 2003, in connection with the Global Asset Allocation Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each series. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Bond Series: The management fee is 0.60% of average daily net assets.

Emerging Markets Equity Series: The management fee is 1.05% of the first $500 million of average daily net assets and 1.00% of average daily net assets in excess of $500 million.

Global Governments Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Global Total Return Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Government Securities Series: The management fee is 0.55% of the first $1 billion of average daily net assets and 0.50% of average daily net assets in excess of $1 billion.

High Yield Series: The management fee is 0.75% of average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. This written agreement will continue through August 31, 2007 unless changed or rescinded be the series' Board of Trustees. This management fee reduction amounts to $88,620, which is shown as a reduction of total expense in the Statements of Operations.

International Value Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $2 billion.

Money Market Series: The management fee is 0.50% of average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Strategic Income Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.70% of the first $1 billion of average daily net assets. This written agreement will continue through August 31, 2007 unless changed or rescinded by the series' Board of Trustees. This management fee reduction amounts to $18,772, which is shown as a reduction of total expense in the Statements of Operations.

The investment adviser has agreed in writing to pay a portion of certain series' operating expenses, exclusive of certain other fees and expenses, such that the total annual operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. The management fees incurred for the six months ended June 30, 2007 were equivalent to an annual effective rate of each series' average daily net assets as follows. In addition, the expense limitations incurred for the six months ended June 30, 2007 were as follows:

                                                           Effective    Initial Class    Service Class
                                                          Management       Expense          Expense
                                                             Fees         Limitation       Limitation
        ----------------------------------------------------------------------------------------------
        Bond Series ..................................       0.60%           N/A              N/A
        Emerging Markets Equity Series ...............       1.05%           N/A              N/A
        Global Governments Series ....................       0.75%         1.00%(a)         1.25%(a)
        Global Total Return Series ...................       0.75%           N/A              N/A
        Government Securities Series .................       0.55%         1.00%(a)         1.25%(a)
        High Yield Series ............................       0.70%         1.00%(a)         1.25%(a)
        International Value Series ...................       0.90%           N/A              N/A
        Money Market Series ..........................       0.50%         0.60%(a)         0.85%(a)
        Strategic Income Series ......................       0.70%         0.90%(b)         1.15%(b)

(a) MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.25% of the series' average daily net assets is contained in the investment advisory agreement between MFS and the series and may not be rescinded without shareholder approval. MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.00% of the series' average daily net assets attributable to Initial Class shares (0.60% for Money Market Series Initial Class shares and 0.85% for Money Market Series
    Service Class shares) may be changed or rescinded at any time by MFS.
(b) This written agreement will continue through August 31, 2007 unless changed or rescinded by the series' Board of Trustees.

For the six months ended June 30, 2007, the reduction for the Global Governments Series amounted to $15,655 and is reflected as a reduction of total expenses in the Statements of Operations. For the six months ended June 30, 2007, the series' actual operating expenses for Government Securities Series, High Yield Series, Money Market Series and Strategic Income Series did not exceed the limit and therefore, the investment adviser did not pay any portion of these series' expenses.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each series. Under an administrative services agreement, each series partially reimburses MFS the costs incurred to provide these services. Each series is charged an annual fixed amount of $10,000 plus a fee based on calendar year average net assets.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                                  % of Average
                                                                Daily Net Assets
        ------------------------------------------------------------------------
        Bond Series ........................................         0.0285%
        Emerging Markets Equity Series .....................         0.0285%
        Global Governments Series ..........................         0.0286%
        Global Total Return Series .........................         0.0285%
        Government Securities Series .......................         0.0274%
        High Yield Series ..................................         0.0282%
        International Value Series .........................         0.0284%
        Money Market Series ................................         0.0281%
        Strategic Income Series ............................         0.0285%

Trustees' and Officers' Compensation - Each series pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers of the series are officers or directors of MFS, MFD, and MFSC.

Other - These series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2007, payments made by the series to Tarantino LLC amounted to the following and are included in the miscellaneous expense on the Statements of Operations:

                                                                ICCO Fee
        ----------------------------------------------------------------
        Bond Series ........................................     $  497
        Emerging Markets Equity Series .....................        275
        Global Governments Series ..........................        109
        Global Total Return Series .........................        453
        Government Securities Series .......................      1,664
        High Yield Series ..................................        899
        International Value Series .........................        377
        Money Market Series ................................      1,119
        Strategic Income Series ............................        192

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                                     Emerging           Global
                                                                       Bond       Markets Equity     Governments     Global Total
                                                                      Series          Series            Series       Return Series
----------------------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities .....................................   $  2,874,335    $         --      $  3,993,853     $ 7,406,959
Investments (non-U.S. government securities) ...................   $ 44,921,626    $ 47,913,378      $ 13,666,264     $47,432,642

Sales
U.S. government securities .....................................   $ 10,316,464    $         --      $  5,694,193     $ 9,300,064
Investments (non-U.S. government securities) ...................   $ 40,267,609    $ 58,022,469      $ 14,512,140     $58,006,584

                                                                    Government
                                                                    Securities      High Yield      International      Strategic
                                                                      Series          Series         Value Series    Income Series
----------------------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities .....................................   $136,471,410    $         --      $         --     $        --
Investments (non-U.S. government securities) ...................   $         --    $138,865,633      $104,878,517     $21,272,356

Sales
U.S. government securities .....................................   $101,541,419    $         --      $         --     $   372,871
Investments (non-U.S. government securities) ...................   $ 33,653,303    $147,886,385      $ 45,523,982     $23,388,210

Purchases and sales of investments for the Money Market Series, which consist solely of short-term obligations, amounted to $4,181,024,741 and $4,141,478,200, respectively, excluding repurchase agreements.

(5) SHARES OF BENEFICIAL INTEREST

Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                            Bond Series                                  Emerging Markets Equity Series
                       ----------------------------------------------------  ------------------------------------------------------
                       Six months ended 6/30/07      Year ended 12/31/06     Six months ended 6/30/07       Year ended 12/31/06
                       ------------------------  --------------------------  -------------------------  ---------------------------
                         Shares       Amount        Shares        Amount        Shares       Amount        Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class ......    481,839  $  5,350,439      511,623  $   5,696,273       73,192  $  1,777,244       461,878  $  10,944,669
  Service Class ......    613,877     6,679,961      757,341      8,481,493       74,047     1,777,308       373,697      8,407,231
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                        1,095,716  $ 12,030,400    1,268,964  $  14,177,766      147,239  $  3,554,552       835,575  $  19,351,900
                       ==========  ============  ===========  =============  ===========  ============  ============  =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class ......    667,327  $  7,180,438      830,955  $   8,783,191      926,735  $ 19,693,122       612,703  $  14,263,714
  Service Class ......    408,023     4,365,847      471,216      4,952,484      220,962     4,653,468        96,580      2,232,930
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                        1,075,350  $ 11,546,285    1,302,171  $  13,735,675    1,147,697  $ 24,346,590       709,283  $  16,496,644
                       ==========  ============  ===========  =============  ===========  ============  ============  =============
Shares reacquired
  Initial Class ......   (977,852) $(10,860,892)  (3,130,238) $ (34,566,125)    (521,863) $(12,347,920)   (1,220,180) $ (26,542,036)
  Service Class ......   (625,433)   (6,992,616)  (1,035,814)   (11,365,825)     (96,109)   (2,209,446)     (165,472)    (3,635,812)
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                       (1,603,285) $(17,853,508)  (4,166,052) $ (45,931,950)    (617,972) $(14,557,366)   (1,385,652) $ (30,177,848)
                       ==========  ============  ===========  =============  ===========  ============  ============  =============

Net change
  Initial Class ......    171,314  $  1,669,985   (1,787,660) $ (20,086,661)     478,064  $  9,122,446      (145,599) $  (1,333,653)
  Service Class ......    396,467     4,053,192      192,743      2,068,152      198,900     4,221,330       304,805      7,004,349
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                          567,781  $  5,723,177   (1,594,917) $ (18,018,509)     676,964  $ 13,343,776       159,206  $   5,670,696
                       ==========  ============  ===========  =============  ===========  ============  ============  =============

                                     Global Governments Series                             Global Total Return Series
                       ----------------------------------------------------  ------------------------------------------------------
                       Six months ended 6/30/07      Year ended 12/31/06     Six months ended 6/30/07       Year ended 12/31/06
                       ------------------------  --------------------------  -------------------------  ---------------------------
                         Shares       Amount        Shares        Amount        Shares       Amount        Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class ......    207,457  $  2,203,280      235,784  $   2,493,032       72,395  $  1,306,370       279,698  $   4,847,132
  Service Class ......     41,537       437,725      128,161      1,333,249      115,027     2,120,691       175,674      2,986,285
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                          248,994  $  2,641,005      363,945  $   3,826,281      187,422  $  3,427,061       455,372  $   7,833,417
                       ==========  ============  ===========  =============  ===========  ============  ============  =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class ......     72,417  $    767,617       39,420  $     417,067    1,023,262  $ 17,364,752       702,206  $  12,014,738
  Service Class ......      6,188        65,103        3,961         41,595      128,447     2,166,894        71,882      1,224,153
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                           78,605  $    832,720       43,381  $     458,662    1,151,709  $ 19,531,646       774,088  $  13,238,891
                       ==========  ============  ===========  =============  ===========  ============  ============  =============
Shares reacquired
  Initial Class ......   (434,566) $ (4,594,531)  (1,256,568) $ (13,131,770)    (797,388) $(14,173,451)   (1,752,724) $ (30,164,017)
  Service Class ......    (48,421)     (507,468)    (189,097)    (1,971,128)    (101,807)   (1,794,811)     (225,954)    (3,865,166)
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                         (482,987) $ (5,101,999)  (1,445,665) $ (15,102,898)    (899,195) $(15,968,262)   (1,978,678) $ (34,029,183)
                       ==========  ============  ===========  =============  ===========  ============  ============  =============
Net change
  Initial Class ......   (154,692) $ (1,623,634)    (981,364) $ (10,221,671)     298,269  $  4,497,671      (770,820) $ (13,302,147)
  Service Class ......       (696)       (4,640)     (56,975)      (596,284)     141,667     2,492,774        21,602        345,272
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                         (155,388) $ (1,628,274)  (1,038,339) $ (10,817,955)     439,936  $  6,990,445      (749,218) $ (12,956,875)
                       ==========  ============  ===========  =============  ===========  ============  ============  =============

                                   Government Securities Series                                High Yield Series
                       ----------------------------------------------------  ------------------------------------------------------
                       Six months ended 6/30/07      Year ended 12/31/06     Six months ended 6/30/07       Year ended 12/31/06
                       ------------------------  --------------------------  -------------------------  ---------------------------
                         Shares       Amount        Shares        Amount        Shares       Amount        Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class ......    826,427  $ 10,166,825    1,901,707  $  23,886,222      289,338  $  1,989,977     1,957,194  $  12,923,475
  Service Class ......  2,397,825    29,549,864    5,845,549     73,153,904    1,984,071    13,762,509     5,001,880     33,148,087
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                        3,224,252  $ 39,716,689    7,747,256  $  97,040,126    2,273,409  $ 15,752,486     6,959,074  $  46,071,562
                       ==========  ============  ===========  =============  ===========  ============  ============  =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class ......  1,333,513  $ 16,335,536    1,620,133  $  19,538,803    2,278,240  $ 15,332,557     3,011,032  $  19,601,820
  Service Class ......  1,257,651    15,330,764    1,034,635     12,425,972    1,500,706    10,039,719     1,474,792      9,556,650
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                        2,591,164  $ 31,666,300    2,654,768  $  31,964,775    3,778,946  $ 25,372,276     4,485,824  $  29,158,470
                       ==========  ============  ===========  =============  ===========  ============  ============  =============
Shares reacquired
  Initial Class ...... (3,164,595) $(39,914,876)  (8,870,465) $(111,053,317)  (4,245,098) $(29,577,192)  (10,062,177) $ (67,473,253)
  Service Class ......   (873,903)  (10,874,464)  (1,186,471)   (14,804,209)  (1,617,131)  (10,913,817)   (3,723,299)   (24,207,653)
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                       (4,038,498) $(50,789,340) (10,056,936) $(125,857,526)  (5,862,229) $(40,491,009)  (13,785,476) $ (91,680,906)
                       ==========  ============  ===========  =============  ===========  ============  ============  =============
Net change
  Initial Class ...... (1,004,655) $(13,412,515)  (5,348,625) $ (67,628,292)  (1,677,520) $(12,254,658)   (5,093,951) $ (34,947,958)
  Service Class ......  2,781,573    34,006,164    5,693,713     70,775,667    1,867,646    12,888,411     2,753,373     18,497,084
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                        1,776,918  $ 20,593,649)     345,088  $   3,147,375      190,126  $    633,753    (2,340,578) $ (16,450,874)
                       ==========  ============  ===========  =============  ===========  ============  ============  =============
                                     International Value Series                                Money Market Series
                       ----------------------------------------------------  ------------------------------------------------------
                       Six months ended 6/30/07      Year ended 12/31/06     Six months ended 6/30/07       Year ended 12/31/06
                       ------------------------  --------------------------  -------------------------  ---------------------------
                         Shares       Amount        Shares        Amount        Shares       Amount        Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class ......    163,134  $  3,293,801      665,273  $  12,343,355   44,251,045  $ 44,251,045   131,247,795  $ 131,247,749
  Service Class ......  3,925,841    76,548,226      230,239      4,243,515   48,291,700    48,291,700    84,823,109     84,823,094
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                        4,088,975  $ 79,842,027      895,512  $  16,586,870   92,542,745  $ 92,542,745   216,070,904  $ 216,070,843
                       ==========  ============  ===========  =============  ===========  ============  ============  =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class ......    972,743  $ 18,122,210      764,074  $  14,379,864    6,758,152  $  6,758,152    11,590,459  $  11,590,505
  Service Class ......    363,560     6,733,123       82,577      1,548,317    3,884,772     3,884,772     6,013,081      6,013,101
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                        1,336,303  $ 24,855,333      846,651  $  15,928,181   10,642,924  $ 10,642,924    17,603,540  $  17,603,606
                       ==========  ============  ===========  =============  ===========  ============  ============  =============
Shares reacquired
  Initial Class ......   (602,865) $(11,882,267)    (972,963) $ (17,817,104) (33,086,276) $(33,086,276) (101,466,658) $(101,466,658)
  Service Class ......    (24,012)     (481,225)    (195,932)    (3,616,262) (22,362,385)  (22,362,385)  (50,553,304)   (50,553,304)
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                         (626,877) $(12,363,492)  (1,168,895) $ (21,433,366) (55,448,661) $(55,448,661) (152,019,962) $(152,019,962)
                       ==========  ============  ===========  =============  ===========  ============  ============  =============
Net change
  Initial Class ......    533,012  $  9,533,744      456,384  $   8,906,115   17,922,921  $ 17,922,921    41,371,596  $  41,371,596
  Service Class ......  4,265,389    82,800,124      116,884      2,175,570   29,814,087    29,814,087    40,282,886     40,282,891
                       ----------  ------------  -----------  -------------  -----------  ------------  ------------  -------------
                        4,798,401  $ 92,333,868      573,268  $  11,081,685   47,737,008  $ 47,737,008    81,654,482  $  81,654,487
                       ==========  ============  ===========  =============  ===========  ============  ============  =============

                                      Strategic Income Series
                       ----------------------------------------------------
                       Six months ended 6/30/07      Year ended 12/31/06
                       ------------------------  --------------------------
                         Shares       Amount        Shares        Amount
---------------------------------------------------------------------------
Shares sold
  Initial Class ......    271,821  $  2,864,476      429,421  $   4,446,481
  Service Class ......     82,677       857,435      299,504      3,094,181
                       ----------  ------------  -----------  -------------
                          354,498  $  3,721,911      728,925  $   7,540,662
                       ==========  ============  ===========  =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class ......    281,653  $  2,912,294      399,735  $   4,029,323
  Service Class ......    102,252     1,051,166      147,040      1,474,816
                       ----------  ------------  -----------  -------------
                          383,905  $  3,963,460      546,775  $   5,504,139
                       ==========  ============  ===========  =============
Shares reacquired
  Initial Class ......   (412,898) $ (4,347,615)  (1,276,321) $ (13,358,088)
  Service Class ......   (241,594)   (2,564,772)    (492,786)    (5,144,709)
                       ----------  ------------  -----------  -------------
                         (654,492) $ (6,912,387)  (1,769,107) $ (18,502,797)
                       ==========  ============  ===========  =============

Net change
  Initial Class ......    140,576  $  1,429,155     (447,165) $  (4,882,284)
  Service Class ......    (56,665)     (656,171)     (46,242)      (575,712)
                       ----------  ------------  -----------  -------------
                           83,911  $    772,984     (493,407) $  (5,457,996)
                       ==========  ============  ===========  =============

(6) LINE OF CREDIT

Each series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, each series' commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statements of
Operations:

                                                       Commitment    Interest
                                                           Fee       Expense
    -------------------------------------------------------------------------
    Bond Series ...................................      $  487       $  276
    Emerging Markets Equity Series ................         278        8,594
    Global Governments Series .....................         105            0
    Global Total Return Series ....................         450            0
    Government Securities Series ..................       1,651          252
    High Yield Series .............................         913            0
    International Value Series ....................         405            0
    Money Market Series ...........................       1,234            0
    Strategic Income Series .......................         191            0

MFS/SUN LIFE SERIES TRUST

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreements with MFS will be available on or before November 1, 2007 by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

Sun Life Financial Distributors Inc.
                                                                  SUN-A-SEM-8/07

MFS(R)/SUN LIFE SERIES TRUST [logo]

SEMIANNUAL REPORT o JUNE 30, 2007

Blended Research Core Equity Series
(formerly Massachusetts Investors Trust Series)
Capital Appreciation Series
Emerging Growth Series
Global Growth Series
Mid Cap Growth Series
Research Series
Total Return Series
Utilities Series

TABLE OF CONTENTS

Letter from the CEO of MFS ............................................       1
Portfolio Composition .................................................       2
Expense Tables ........................................................      10
Portfolio of Investments ..............................................      12
Financial Statements ..................................................      35
Notes to Financial Statements .........................................      49
Investment Adviser ................................................  Back Cover
Custodian and Dividend Disbursing Agent ...........................  Back Cover
Board Review of Investment Advisory Agreements ....................  Back Cover
Proxy Voting Policies and Information .............................  Back Cover
Quarterly Portfolio Disclosure ....................................  Back Cover

-------------------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED       MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE
 NOT A DEPOSIT      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION -- BLENDED RESEARCH CORE EQUITY SERIES
                         (FORMERLY MASSACHUSETTS INVESTORS TRUST SERIES)

              PORTFOLIO STRUCTURE

              Common Stocks                              99.7%
              Cash & Other Net Assets                     0.3%

              TOP TEN HOLDINGS

              Exxon Mobil Corp.                           4.2%
              ------------------------------------------------
              Citigroup, Inc.                             2.6%
              ------------------------------------------------
              Bank of America Corp.                       2.5%
              ------------------------------------------------
              Johnson & Johnson                           2.4%
              ------------------------------------------------
              JPMorgan Chase & Co.                        2.1%
              ------------------------------------------------
              Apple Computer, Inc.                        2.1%
              ------------------------------------------------
              Intel Corp.                                 2.0%
              ------------------------------------------------
              Altria Group, Inc.                          1.9%
              ------------------------------------------------
              Hewlett-Packard Co.                         1.9%
              ------------------------------------------------
              Merck & Co., Inc.                           1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         22.0%
              ------------------------------------------------
              Technology                                 14.3%
              ------------------------------------------------
              Health Care                                11.4%
              ------------------------------------------------
              Energy                                      9.7%
              ------------------------------------------------
              Utilities & Communications                  8.6%
              ------------------------------------------------
              Industrial Goods & Services                 7.9%
              ------------------------------------------------
              Consumer Staples                            6.7%
              ------------------------------------------------
              Retailing                                   6.2%
              ------------------------------------------------
              Leisure                                     5.0%
              ------------------------------------------------
              Basic Materials                             3.4%
              ------------------------------------------------
              Special Products & Services                 1.7%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- CAPITAL APPRECIATION SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              96.5%
              Cash & Other Net Assets                     3.5%

              TOP TEN HOLDINGS

              General Electric Co.                        3.4%
              ------------------------------------------------
              Cisco Systems, Inc.                         3.2%
              ------------------------------------------------
              Intel Corp.                                 3.0%
              ------------------------------------------------
              Oracle Corp.                                2.4%
              ------------------------------------------------
              Genzyme Corp.                               2.3%
              ------------------------------------------------
              Johnson & Johnson                           2.3%
              ------------------------------------------------
              Microsoft Corp.                             2.2%
              ------------------------------------------------
              Procter & Gamble Co.                        2.1%
              ------------------------------------------------
              Amdocs Ltd.                                 1.9%
              ------------------------------------------------
              Google, Inc., "A"                           1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 21.6%
              ------------------------------------------------
              Health Care                                20.5%
              ------------------------------------------------
              Industrial Goods & Services                10.2%
              ------------------------------------------------
              Retailing                                   9.4%
              ------------------------------------------------
              Financial Services                          7.7%
              ------------------------------------------------
              Consumer Staples                            7.0%
              ------------------------------------------------
              Energy                                      5.6%
              ------------------------------------------------
              Special Products & Services                 5.2%
              ------------------------------------------------
              Leisure                                     4.1%
              ------------------------------------------------
              Transportation                              1.9%
              ------------------------------------------------
              Autos & Housing                             1.2%
              ------------------------------------------------
              Utilities & Communications                  1.2%
              ------------------------------------------------
              Basic Materials                             0.9%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- EMERGING GROWTH SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              96.9%
              Cash & Other Net Assets                     3.1%

              TOP TEN HOLDINGS

              Google, Inc., "A"                           2.5%
              ------------------------------------------------
              Adobe Systems, Inc.                         2.1%
              ------------------------------------------------
              Intel Corp.                                 1.9%
              ------------------------------------------------
              Roche Holding AG                            1.7%
              ------------------------------------------------
              American Tower Corp., "A"                   1.7%
              ------------------------------------------------
              Cisco Systems, Inc.                         1.5%
              ------------------------------------------------
              Nestle S.A.                                 1.5%
              ------------------------------------------------
              GlobalSantaFe Corp.                         1.4%
              ------------------------------------------------
              America Movil S.A.B. de C.V., "L", ADR      1.4%
              ------------------------------------------------
              Millipore Corp.                             1.4%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 21.8%
              ------------------------------------------------
              Health Care                                17.7%
              ------------------------------------------------
              Financial Services                          9.3%
              ------------------------------------------------
              Special Products & Services                 8.7%
              ------------------------------------------------
              Retailing                                   7.9%
              ------------------------------------------------
              Industrial Goods & Services                 7.7%
              ------------------------------------------------
              Leisure                                     7.2%
              ------------------------------------------------
              Utilities & Communications                  6.1%
              ------------------------------------------------
              Energy                                      4.2%
              ------------------------------------------------
              Consumer Staples                            3.9%
              ------------------------------------------------
              Basic Materials                             1.4%
              ------------------------------------------------
              Autos & Housing                             1.0%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL GROWTH SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              98.8%
              Cash & Other Net Assets                     1.2%

              TOP TEN HOLDINGS

              HSBC Holdings PLC                           2.7%
              ------------------------------------------------
              TOTAL S.A.                                  2.1%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       2.0%
              ------------------------------------------------
              BHP Billiton Ltd.                           2.0%
              ------------------------------------------------
              Roche Holding AG                            1.7%
              ------------------------------------------------
              Intel Corp.                                 1.6%
              ------------------------------------------------
              UBS AG                                      1.5%
              ------------------------------------------------
              Hirose Electric Co. Ltd.                    1.4%
              ------------------------------------------------
              WPP Group PLC                               1.4%
              ------------------------------------------------
              Royal Philips Electronics N.V.              1.4%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         18.2%
              ------------------------------------------------
              Technology                                 15.4%
              ------------------------------------------------
              Health Care                                12.4%
              ------------------------------------------------
              Basic Materials                             9.3%
              ------------------------------------------------
              Consumer Staples                            8.9%
              ------------------------------------------------
              Retailing                                   7.9%
              ------------------------------------------------
              Utilities & Communications                  6.3%
              ------------------------------------------------
              Energy                                      6.3%
              ------------------------------------------------
              Leisure                                     4.0%
              ------------------------------------------------
              Industrial Goods & Services                 3.4%
              ------------------------------------------------
              Special Products & Services                 3.1%
              ------------------------------------------------
              Autos & Housing                             2.8%
              ------------------------------------------------
              Transportation                              0.8%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              32.6%
              ------------------------------------------------
              United Kingdom                             10.3%
              ------------------------------------------------
              Japan                                       9.6%
              ------------------------------------------------
              France                                      8.3%
              ------------------------------------------------
              Switzerland                                 7.5%
              ------------------------------------------------
              Germany                                     5.8%
              ------------------------------------------------
              Brazil                                      3.0%
              ------------------------------------------------
              Australia                                   2.5%
              ------------------------------------------------
              Indonesia                                   2.0%
              ------------------------------------------------
              Other Countries                            18.4%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- MID CAP GROWTH SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              98.9%
              Cash & Other Net Assets                     1.1%

              TOP TEN HOLDINGS

              YUM! Brands, Inc.                           2.3%
              ------------------------------------------------
              Williams Cos., Inc.                         2.3%
              ------------------------------------------------
              Phillips-Van Heusen Corp.                   2.3%
              ------------------------------------------------
              Rockwell Automation, Inc.                   2.2%
              ------------------------------------------------
              Hess Corp.                                  2.2%
              ------------------------------------------------
              McAfee, Inc.                                2.2%
              ------------------------------------------------
              Cummins, Inc.                               2.1%
              ------------------------------------------------
              International Game Technology               2.1%
              ------------------------------------------------
              Kroger Co.                                  2.1%
              ------------------------------------------------
              Endo Pharmaceuticals Holdings, Inc.         2.1%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care1                                5.1%
              ------------------------------------------------
              Technology                                 13.1%
              ------------------------------------------------
              Retailing                                  10.1%
              ------------------------------------------------
              Industrial Goods & Services                10.0%
              ------------------------------------------------
              Leisure                                     8.5%
              ------------------------------------------------
              Utilities & Communications                  8.2%
              ------------------------------------------------
              Financial Services                          8.0%
              ------------------------------------------------
              Special Products & Services                 7.1%
              ------------------------------------------------
              Energy                                      6.2%
              ------------------------------------------------
              Autos & Housing                             5.4%
              ------------------------------------------------
              Consumer Staples                            3.2%
              ------------------------------------------------
              Basic Materials                             2.6%
              ------------------------------------------------
              Transportation                              1.4%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- RESEARCH SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              99.2%
              Cash & Other Net Assets                     0.8%

              TOP TEN HOLDINGS

              Altria Group, Inc.                          3.5%
              ------------------------------------------------
              United Technologies Corp.                   2.3%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.2%
              ------------------------------------------------
              Intel Corp.                                 2.2%
              ------------------------------------------------
              JPMorgan Chase & Co.                        2.1%
              ------------------------------------------------
              Danaher Corp.                               1.9%
              ------------------------------------------------
              Genzyme Corp.                               1.9%
              ------------------------------------------------
              MetLife, Inc.                               1.9%
              ------------------------------------------------
              AT&T, Inc.                                  1.8%
              ------------------------------------------------
              Bank of America Corp.                       1.8%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.5%
              ------------------------------------------------
              Technology                                 14.5%
              ------------------------------------------------
              Health Care                                11.6%
              ------------------------------------------------
              Energy                                     10.5%
              ------------------------------------------------
              Industrial Goods & Services                 8.3%
              ------------------------------------------------
              Consumer Staples                            7.2%
              ------------------------------------------------
              Retailing                                   7.1%
              ------------------------------------------------
              Utilities & Communications                  7.0%
              ------------------------------------------------
              Leisure                                     4.6%
              ------------------------------------------------
              Basic Materials                             4.0%
              ------------------------------------------------
              Special Products & Services                 2.3%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- TOTAL RETURN SERIES

PORTFOLIO STRUCTURE (i)

           Common Stocks                                58.7%
           Bonds                                        40.0%
           Cash & Other Net Assets                       1.3%

           TOP TEN HOLDINGS (i)

           Fannie Mae, 5.5%, 30 years                    3.7%
           --------------------------------------------------
           Fannie Mae, 6.0%, 30 years                    1.9%
           --------------------------------------------------
           Bank of America Corp.                         1.8%
           --------------------------------------------------
           U.S. Treasury Notes, 5.125%, 2011             1.7%
           --------------------------------------------------
           U.S. Treasury Notes, 4.875%, 2009             1.6%
           --------------------------------------------------
           U.S. Treasury Notes, 4.750%, 2008             1.4%
           --------------------------------------------------
           Allstate Corp.                                1.3%
           --------------------------------------------------
           Citigroup, Inc.                               1.3%
           --------------------------------------------------
           Genworth Financial, Inc., "A"                 1.3%
           --------------------------------------------------
           Exxon Mobil Corp.                             1.2%
           --------------------------------------------------

           EQUITY SECTORS

           Financial Services                           17.3%
           --------------------------------------------------
           Health Care                                   7.3%
           --------------------------------------------------
           Energy                                        7.0%
           --------------------------------------------------
           Utilities & Communications                    4.9%
           --------------------------------------------------
           Industrial Goods & Services                   4.8%
           --------------------------------------------------
           Technology                                    3.8%
           --------------------------------------------------
           Consumer Staples                              3.0%
           --------------------------------------------------
           Basic Materials                               2.9%
           --------------------------------------------------
           Retailing                                     2.6%
           --------------------------------------------------
           Autos & Housing                               2.2%
           --------------------------------------------------
           Leisure                                       2.2%
           --------------------------------------------------
           Transportation                                0.5%
           --------------------------------------------------
           Special Products & Services                   0.2%
           --------------------------------------------------

           FIXED INCOME SECTORS (i)

           Mortgage-Backed Securities                   14.0%
           --------------------------------------------------
           U.S. Treasury Securities                     10.8%
           --------------------------------------------------
           High Grade Corporates                         9.0%
           --------------------------------------------------
           Commercial Mortgage-Backed Securities         4.0%
           --------------------------------------------------
           U.S. Government Agencies                      1.2%
           --------------------------------------------------
           Asset-Backed Securities                       0.5%
           --------------------------------------------------
           Emerging Market Bonds                         0.3%
           --------------------------------------------------
           Non-U.S. Government Bonds                     0.2%
           --------------------------------------------------
           Residential Mortgage-Backed Securities (o)    0.0%
           --------------------------------------------------
           High Yield Corporates (o)                     0.0%
           --------------------------------------------------

(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(o) Less than 0.1%.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- UTILITIES SERIES

              PORTFOLIO STRUCTURE (i)

              Common Stocks                              93.9%
              Convertible Preferred Stocks                2.5%
              Bonds                                       1.2%
              Convertible Bonds                           0.6%
              Cash & Other Net Assets                     1.8%

              TOP TEN HOLDINGS (i)

              NRG Energy, Inc.                            3.9%
              ------------------------------------------------
              AT&T, Inc.                                  3.1%
              ------------------------------------------------
              Williams Cos., Inc.                         3.0%
              ------------------------------------------------
              Public Service Enterprise Group, Inc.       2.7%
              ------------------------------------------------
              E.ON AG                                     2.6%
              ------------------------------------------------
              Constellation Energy Group, Inc.            2.4%
              ------------------------------------------------
              American Electric Power Co., Inc.           2.4%
              ------------------------------------------------
              Equitable Resources, Inc.                   2.4%
              ------------------------------------------------
              Entergy Corp.                               2.4%
              ------------------------------------------------
              Edison International                        1.9%
              ------------------------------------------------

              TOP FIVE INDUSTRIES (i)

              Utilities - Electric Power                 48.0%
              ------------------------------------------------
              Telephone Services                         16.3%
              ------------------------------------------------
              Telecommunications - Wireless               8.5%
              ------------------------------------------------
              Natural Gas - Distribution                  7.1%
              ------------------------------------------------
              Natural Gas - Pipeline                      6.9%
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              66.7%
              ------------------------------------------------
              Spain                                       5.9%
              ------------------------------------------------
              Germany                                     3.8%
              ------------------------------------------------
              Brazil                                      3.2%
              ------------------------------------------------
              United Kingdom                              2.9%
              ------------------------------------------------
              Canada                                      2.5%
              ------------------------------------------------
              France                                      1.8%
              ------------------------------------------------
              Mexico                                      1.7%
              ------------------------------------------------
              Israel                                      1.7%
              ------------------------------------------------
              Other Countries                             9.8%
              ------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007

As a contract holder of each series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in each series and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in each series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in each series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                   Beginning     Ending
                       Annualized   Account      Account      Expenses Paid
BLENDED RESEARCH CORE   Expense      Value        Value     During Period (p)
EQUITY SERIES            Ratio      1/01/07      6/30/07     1/01/07-6/30/07
-------------------------------------------------------------------------------
Initial Class
  Actual                 0.61%     $1,000.00    $1,068.70         $3.13
  Hypothetical (h)       0.61%     $1,000.00    $1,021.77         $3.06
Service Class
  Actual                 0.86%     $1,000.00    $1,067.40         $4.41
  Hypothetical (h)       0.86%     $1,000.00    $1,020.53         $4.31

CAPITAL
APPRECIATION SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 0.83%     $1,000.00    $1,072.30         $4.26
  Hypothetical (h)       0.83%     $1,000.00    $1,020.68         $4.16
Service Class
  Actual                 1.08%     $1,000.00    $1,071.40         $5.55
  Hypothetical (h)       1.08%     $1,000.00    $1,019.44         $5.41

EMERGING
GROWTH SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 0.84%     $1,000.00    $1,115.40         $4.41
  Hypothetical (h)       0.84%     $1,000.00    $1,020.63         $4.21
Service Class
  Actual                 1.09%     $1,000.00    $1,114.30         $5.71
  Hypothetical (h)       1.09%     $1,000.00    $1,019.39         $5.46

GLOBAL GROWTH SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 1.09%     $1,000.00    $1,095.90         $5.66
  Hypothetical (h)       1.09%     $1,000.00    $1,019.39         $5.46
Service Class
  Actual                 1.34%     $1,000.00    $1,095.30         $6.96
  Hypothetical (h)       1.34%     $1,000.00    $1,018.15         $6.71

MID CAP GROWTH SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 0.89%     $1,000.00    $1,114.80         $4.67
  Hypothetical (h)       0.89%     $1,000.00    $1,020.38         $4.46
Service Class
  Actual                 1.14%     $1,000.00    $1,112.40         $5.97
  Hypothetical (h)       1.14%     $1,000.00    $1,019.14         $5.71

RESEARCH SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 0.83%     $1,000.00    $1,100.10         $4.32
  Hypothetical (h)       0.83%     $1,000.00    $1,020.68         $4.16
Service Class
  Actual                 1.08%     $1,000.00    $1,098.90         $5.62
  Hypothetical (h)       1.08%     $1,000.00    $1,019.44         $5.41

TOTAL RETURN SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 0.70%     $1,000.00    $1,059.30         $3.57
  Hypothetical (h)       0.70%     $1,000.00    $1,021.32         $3.51
Service Class
  Actual                 0.95%     $1,000.00    $1,058.00         $4.85
  Hypothetical (h)       0.95%     $1,000.00    $1,020.08         $4.76

UTILITIES SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 0.83%     $1,000.00    $1,192.60         $4.51
  Hypothetical (h)       0.83%     $1,000.00    $1,020.68         $4.16
Service Class
  Actual                 1.08%     $1,000.00    $1,190.80         $5.87
  Hypothetical (h)       1.08%     $1,000.00    $1,019.44         $5.41

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

BLENDED RESEARCH CORE EQUITY SERIES
COMMON STOCKS -- 99.7%

ISSUER                                               SHARES/PAR       VALUE ($)
AEROSPACE -- 2.6%
Lockheed Martin Corp. ........................        164,620    $   15,495,676
Northrop Grumman Corp. .......................        179,290        13,961,312
                                                                 --------------
                                                                 $   29,456,988
                                                                 --------------
APPAREL MANUFACTURERS -- 1.2%
Phillips-Van Heusen Corp. ....................        233,100    $   14,118,867
                                                                 --------------

AUTOMOTIVE -- 0.8%
Autoliv, Inc. ................................        166,890    $    9,491,034
                                                                 --------------

BIOTECHNOLOGY -- 1.5%
Amgen, Inc. (a) ..............................        247,660    $   13,693,121
Genentech, Inc. (a) ..........................         45,380         3,433,451
                                                                 --------------
                                                                 $   17,126,572
                                                                 --------------
BROADCASTING -- 2.7%
Time Warner, Inc. ............................        686,770    $   14,449,641
Walt Disney Co. ..............................        479,550        16,371,837
                                                                 --------------
                                                                 $   30,821,478
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 4.3%
Goldman Sachs Group, Inc. ....................         96,930    $   21,009,578
Lehman Brothers Holdings, Inc. ...............        206,190        15,365,279
Merrill Lynch & Co., Inc. ....................         24,580         2,054,396
Morgan Stanley ...............................        120,830        10,135,220
                                                                 --------------
                                                                 $   48,564,473
                                                                 --------------
BUSINESS SERVICES -- 0.4%
Cognizant Technology Solutions Corp., "A" (a)          63,920    $    4,799,753
                                                                 --------------

CHEMICALS -- 1.2%
3M Co. .......................................        150,000    $   13,018,500
                                                                 --------------

COMPUTER SOFTWARE -- 3.6%
Compuware Corp. (a) ..........................        837,430    $    9,931,920
Microsoft Corp. ..............................        347,030        10,226,974
NAVTEQ Corp. (a) .............................         58,390         2,472,233
Oracle Corp. (a) .............................        943,750        18,601,313
                                                                 --------------
                                                                 $   41,232,440
                                                                 --------------
COMPUTER SOFTWARE -- SYSTEMS -- 5.6%
Apple Computer, Inc. (a) .....................        192,340    $   23,473,174
Hewlett-Packard Co. ..........................        487,820        21,766,528
International Business Machines Corp. ........        173,900        18,302,975
                                                                 --------------
                                                                 $   63,542,677
                                                                 --------------
CONSTRUCTION -- 0.8%
NVR, Inc. (a) ................................         13,070    $    8,884,333
                                                                 --------------

CONSUMER GOODS & SERVICES -- 3.4%
eBay, Inc. (a) ...............................        467,800    $   15,053,804
Estee Lauder Cos., Inc., "A" .................        268,510        12,219,890
Procter & Gamble Co. .........................        191,560        11,721,556
                                                                 --------------
                                                                 $   38,995,250
                                                                 --------------
ELECTRICAL EQUIPMENT -- 4.0%
General Electric Co. .........................        546,040    $   20,902,411
Tyco International Ltd. ......................        529,880        17,904,645
WESCO International, Inc. (a) ................        110,850         6,700,883
                                                                 --------------
                                                                 $   45,507,939
                                                                 --------------
ELECTRONICS -- 3.1%
Dolby Laboratories, Inc., "A" (a) ............        265,470    $    9,400,293
Intel Corp. ..................................        977,860        23,233,954
National Semiconductor Corp. .................        109,910         3,107,156
                                                                 --------------
                                                                 $   35,741,403
                                                                 --------------
ENERGY -- INDEPENDENT -- 2.9%
Devon Energy Corp. ...........................        195,370    $   15,295,517
Valero Energy Corp. ..........................        244,620        18,067,633
                                                                 --------------
                                                                 $   33,363,150
                                                                 --------------
ENERGY -- INTEGRATED -- 5.4%
ConocoPhillips ...............................        110,150    $    8,646,775
Exxon Mobil Corp. ............................        575,460        48,269,585
Hess Corp. ...................................         82,990         4,893,090
                                                                 --------------
                                                                 $   61,809,450
                                                                 --------------
FOOD & BEVERAGES -- 2.7%
Coca-Cola Co. ................................         56,900    $    2,976,439
General Mills, Inc. ..........................        215,490        12,588,926
PepsiCo, Inc. ................................        228,540        14,820,819
                                                                 --------------
                                                                 $   30,386,184
                                                                 --------------
FOOD & DRUG STORES -- 1.8%
CVS Corp. ....................................        237,620    $    8,661,249
Kroger Co. ...................................        419,100        11,789,283
                                                                 --------------
                                                                 $   20,450,532
                                                                 --------------
GAMING & LODGING -- 0.8%
International Game Technology ................        212,990    $    8,455,703
                                                                 --------------

GENERAL MERCHANDISE -- 1.6%
Family Dollar Stores, Inc. ...................        362,250    $   12,432,420
Kohl's Corp. (a) .............................         36,090         2,563,473
Wal-Mart Stores, Inc. ........................         56,130         2,700,414
                                                                 --------------
                                                                 $   17,696,307
                                                                 --------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.8%
Coventry Health Care, Inc. (a) ...............         18,490    $    1,065,949
Humana, Inc. (a) .............................        186,230        11,343,269
UnitedHealth Group, Inc. .....................        156,100         7,982,954
                                                                 --------------
                                                                 $   20,392,172
                                                                 --------------
INSURANCE -- 5.6%
Allstate Corp. ...............................        240,790    $   14,810,993
American International Group, Inc. ...........         59,897         4,194,587
Hartford Financial Services Group, Inc. ......        143,790        14,164,753
MetLife, Inc. ................................        238,420        15,373,322
Travelers Cos., Inc. .........................        276,200        14,776,700
                                                                 --------------
                                                                 $   63,320,355
                                                                 --------------
INTERNET -- 1.0%
Google, Inc., "A" (a) ........................         22,310    $   11,676,608
                                                                 --------------

MACHINERY & TOOLS -- 1.3%
Eaton Corp. ..................................         21,600    $    2,008,800
Timken Co. ...................................        358,590        12,948,685
                                                                 --------------
                                                                 $   14,957,485
                                                                 --------------
MAJOR BANKS -- 6.5%
Bank of America Corp. ........................        578,220    $   28,269,176
Bank of New York Co., Inc. ...................        340,680        14,117,779
JPMorgan Chase & Co. .........................        503,000        24,370,350
Wachovia Corp. ...............................        140,090         7,179,613
                                                                 --------------
                                                                 $   73,936,918
                                                                 --------------
MEDICAL EQUIPMENT -- 0.6%
Cooper Cos., Inc. ............................        130,000    $    6,931,600
                                                                 --------------

METALS & MINING -- 1.0%
Southern Copper Corp. ........................        123,810    $   11,670,331
                                                                 --------------

NATURAL GAS -- PIPELINE -- 1.2%
Williams Cos., Inc. ..........................        444,770    $   14,063,627
                                                                 --------------

NETWORK & TELECOM -- 1.0%
Cisco Systems, Inc. (a) ......................        398,670    $   11,102,960
                                                                 --------------

OIL SERVICES -- 1.4%
Tidewater, Inc. (l) ..........................        224,560    $   15,916,813
                                                                 --------------

OTHER BANKS & DIVERSIFIED FINANCIALS -- 5.6%
Capital One Financial Corp. ..................        178,480    $   13,999,971
Citigroup, Inc. ..............................        575,290        29,506,624
Fannie Mae ...................................         16,860         1,101,464
First Marblehead Corp. .......................        224,890         8,689,750
Ryder System, Inc. ...........................        192,270        10,344,126
                                                                 --------------
                                                                 $   63,641,935
                                                                 --------------
PHARMACEUTICALS -- 7.5%
Bristol-Myers Squibb Co. .....................        187,080    $    5,904,245
Eli Lilly & Co. ..............................         32,280         1,803,806
Endo Pharmaceuticals Holdings, Inc. (a) ......        367,850        12,591,506
Johnson & Johnson ............................        434,700        26,786,214
Merck & Co., Inc. ............................        436,230        21,724,254
Pfizer, Inc. .................................        232,350         5,941,190
Wyeth ........................................        176,950        10,146,313
                                                                 --------------
                                                                 $   84,897,528
                                                                 --------------
RAILROAD & SHIPPING -- 1.2%
Burlington Northern Santa Fe Corp. ...........        164,600    $   14,014,044
                                                                 --------------

RESTAURANTS -- 1.5%
McDonald's Corp. .............................        326,080    $   16,551,821
                                                                 --------------

SPECIALTY CHEMICALS -- 1.2%
Praxair, Inc. ................................        196,170    $   14,122,278
                                                                 --------------

SPECIALTY STORES -- 1.6%
Home Depot, Inc. .............................        153,900    $    6,055,965
RadioShack Corp. .............................        361,580        11,982,761
                                                                 --------------
                                                                 $   18,038,726
                                                                 --------------
TELEPHONE SERVICES -- 3.8%
AT&T, Inc. ...................................        336,360    $   13,958,940
Embarq Corp. .................................        183,940        11,656,278
Verizon Communications, Inc. .................        423,860        17,450,316
                                                                 --------------
                                                                 $   43,065,534
                                                                 --------------
TOBACCO -- 1.9%
Altria Group, Inc. ...........................        314,580    $   22,064,641
                                                                 --------------

UTILITIES -- ELECTRIC POWER -- 3.6%
Constellation Energy Group, Inc. .............        169,940    $   14,813,670
FirstEnergy Corp. ............................         53,780         3,481,179
Mirant Corp. (a) .............................        286,150        12,204,298
NRG Energy, Inc. (a) .........................        252,400        10,492,268
                                                                 --------------
                                                                 $   40,991,415
                                                                 --------------
    Total Common Stocks
      (Identified Cost, $1,072,392,169) .....................    $1,134,819,824
                                                                 --------------

SHORT-TERM OBLIGATIONS -- 0.2%
Cargill, Inc., 5.37%, due 7/02/07,
  at Amortized Cost and Value (y) ............   $  2,789,000    $    2,788,584
                                                                 --------------

COLLATERAL FOR SECURITIES LOANED -- 1.0%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net
  Asset Value ................................     10,852,670    $   10,852,670
                                                                 --------------
    Total Investments
      (Identified Cost, $1,086,033,423) .....................    $1,148,461,078
                                                                 --------------

OTHER ASSETS,
  LESS LIABILITIES -- (0.9)% ................................       (10,186,077)
                                                                 --------------
    Net Assets -- 100.0% ....................................    $1,138,275,001
                                                                 --------------

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

CAPITAL APPRECIATION SERIES

COMMON STOCKS -- 96.5%

ISSUER                                             SHARES/PAR         VALUE ($)
AEROSPACE -- 3.3%
Embraer-Empresa Brasileira de
  Aeronautica S.A., ADR ......................         66,850    $    3,222,834
Precision Castparts Corp. ....................         38,930         4,724,545
United Technologies Corp. ....................        133,540         9,471,992
                                                                 --------------
                                                                 $   17,419,371
                                                                 --------------
ALCOHOLIC BEVERAGES -- 0.8%
Diageo PLC ...................................        202,100    $    4,197,184
                                                                 --------------

APPAREL MANUFACTURERS -- 3.0%
LVMH Moet Hennessy Louis
  Vuitton S.A ................................         65,300    $    7,526,048
NIKE, Inc., "B" ..............................        142,460         8,303,993
                                                                 --------------
                                                                 $   15,830,041
                                                                 --------------
AUTOMOTIVE -- 1.2%
Bayerische Motoren Werke AG ..................         45,400    $    2,945,467
Harman International Industries, Inc. ........         30,970         3,617,296
                                                                 --------------
                                                                 $    6,562,763
                                                                 --------------
BIOTECHNOLOGY -- 6.4%
Amgen, Inc. (a) ..............................        143,390    $    7,928,033
Celgene Corp. (a) ............................        139,550         8,000,402
Genentech, Inc. (a) ..........................         36,000         2,723,760
Genzyme Corp. (a) ............................        186,780        12,028,632
Millipore Corp. (a) ..........................         41,500         3,116,235
                                                                 --------------
                                                                 $   33,797,062
                                                                 --------------
BROADCASTING -- 1.1%
News Corp., "A" ..............................        280,690    $    5,953,435
                                                                 --------------

BROKERAGE & ASSET MANAGERS -- 3.4%
Charles Schwab Corp. .........................        330,260    $    6,776,935
E*TRADE Financial Corp. (a) ..................        181,800         4,015,962
Mellon Financial Corp. .......................        101,030         4,445,320
Merrill Lynch & Co., Inc. ....................         29,750         2,486,505
                                                                 --------------
                                                                 $   17,724,722
                                                                 --------------
BUSINESS SERVICES -- 4.0%
Amdocs Ltd. (a) ..............................        258,550    $   10,295,461
Automatic Data Processing, Inc. ..............         43,580         2,112,323
Fidelity National Information Services, Inc. .         61,000         3,311,080
Western Union Co. ............................        250,000         5,207,500
                                                                 --------------
                                                                 $   20,926,364
                                                                 --------------
CABLE TV -- 1.1%
Comcast Corp., "A" (a) .......................        198,300    $    5,576,196
                                                                 --------------

COMPUTER SOFTWARE -- 6.9%
Adobe Systems, Inc. (a) ......................        235,430    $    9,452,515
Citrix Systems, Inc. (a) .....................         79,600         2,680,132
Microsoft Corp. ..............................        386,080        11,377,778
Oracle Corp. (a) .............................        647,580        12,763,802
                                                                 --------------
                                                                 $   36,274,227
                                                                 --------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.9%
Apple Computer, Inc. (a) .....................         47,690    $    5,820,088
Dell, Inc. (a) ...............................        146,700         4,188,285
                                                                 --------------
                                                                 $   10,008,373
                                                                 --------------
CONSUMER GOODS & SERVICES -- 4.1%
Apollo Group, Inc., "A" (a) ..................         32,400    $    1,893,132
Colgate-Palmolive Co. ........................         67,420         4,372,187
eBay, Inc. (a) ...............................        144,100         4,637,138
Procter & Gamble Co. .........................        177,430        10,856,942
                                                                 --------------
                                                                 $   21,759,399
                                                                 --------------
ELECTRICAL EQUIPMENT -- 6.9%
Danaher Corp. ................................        100,100    $    7,557,550
General Electric Co. .........................        474,160        18,150,845
Rockwell Automation, Inc. ....................         87,440         6,071,834
W.W. Grainger, Inc. ..........................         52,590         4,893,500
                                                                 --------------
                                                                 $   36,673,729
                                                                 --------------
ELECTRONICS -- 5.3%
Intel Corp. ..................................        673,780    $   16,009,013
KLA-Tencor Corp. .............................         94,200         5,176,290
Samsung Electronics Co. Ltd., GDR ............         11,935         3,679,487
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR ..................................        260,083         2,894,724
                                                                 --------------
                                                                 $   27,759,514
                                                                 --------------
ENERGY -- INTEGRATED -- 1.8%
Exxon Mobil Corp. ............................         79,200    $    6,643,296
Hess Corp. ...................................         46,700         2,753,432
                                                                 --------------
                                                                 $    9,396,728
                                                                 --------------
FOOD & BEVERAGES -- 2.6%
Nestle S.A ...................................         17,967    $    6,821,969
PepsiCo, Inc. ................................        110,950         7,195,108
                                                                 --------------
                                                                 $   14,017,077
                                                                 --------------
FOOD & DRUG STORES -- 1.6%
CVS Corp. ....................................        233,942    $    8,527,186
                                                                 --------------

GAMING & LODGING -- 1.5%
International Game Technology ................         99,770    $    3,960,869
Royal Caribbean Cruises Ltd. .................         97,100         4,173,358
                                                                 --------------
                                                                 $    8,134,227
                                                                 --------------
GENERAL MERCHANDISE -- 2.4%
Family Dollar Stores, Inc. ...................         98,320    $    3,374,342
Target Corp. .................................        144,780         9,208,008
                                                                 --------------
                                                                 $   12,582,350
                                                                 --------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.8%
UnitedHealth Group, Inc. .....................         83,220    $    4,255,871
                                                                 --------------

INSURANCE -- 0.5%
Aflac, Inc. ..................................         50,800    $    2,611,120
                                                                 --------------

INTERNET -- 1.9%
Google, Inc., "A" (a) ........................         19,330    $   10,116,935
                                                                 --------------

LEISURE & TOYS -- 0.4%
Electronic Arts, Inc. (a) ....................         41,190    $    1,949,111
                                                                 --------------

MAJOR BANKS -- 2.1%
Bank of New York Co., Inc. ...................         66,400    $    2,751,616
State Street Corp. ...........................        124,500         8,515,800
                                                                 --------------
                                                                 $   11,267,416
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.8%
Cardinal Health, Inc. ........................         58,600    $    4,139,504
                                                                 --------------

MEDICAL EQUIPMENT -- 5.2%
Advanced Medical Optics, Inc. (a) ............        151,750    $    5,293,040
Baxter International, Inc. ...................         48,120         2,711,081
C.R. Bard, Inc. ..............................         17,900         1,479,077
DENTSPLY International, Inc. .................        119,070         4,555,618
Medtronic, Inc. ..............................        194,530        10,088,326
St. Jude Medical, Inc. (a) ...................         76,040         3,154,900
                                                                 --------------
                                                                 $   27,282,042
                                                                 --------------
NETWORK & TELECOM -- 4.4%
Cisco Systems, Inc. (a) ......................        600,210    $   16,715,849
Juniper Networks, Inc. (a) ...................        143,400         3,609,378
QUALCOMM, Inc. ...............................         67,490         2,928,391
                                                                 --------------
                                                                 $   23,253,618
                                                                 --------------
OIL SERVICES -- 3.8%
Halliburton Co. ..............................         74,200    $    2,559,900
Noble Corp. ..................................         83,820         8,174,126
Schlumberger Ltd. ............................         92,710         7,874,787
Weatherford International Ltd. (a) ...........         30,220         1,669,353
                                                                 --------------
                                                                 $   20,278,166
                                                                 --------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 1.7%
American Express Co. .........................         95,910    $    5,867,774
Moody's Corp. ................................         49,600         3,085,120
                                                                 --------------
                                                                 $    8,952,894
                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.2%
EMC Corp. (a) ................................        165,010    $    2,986,681
Network Appliance, Inc. (a) ..................        114,000         3,328,800
                                                                 --------------
                                                                 $    6,315,481
                                                                 --------------
PHARMACEUTICALS -- 7.3%
Allergan, Inc. ...............................        122,960    $    7,087,414
Bayer AG .....................................         35,000         2,651,502
Johnson & Johnson ............................        195,170        12,026,375
Roche Holding AG .............................         43,430         7,701,989
Wyeth ........................................        160,940         9,228,300
                                                                 --------------
                                                                 $   38,695,580
                                                                 --------------
SPECIALTY CHEMICALS -- 0.9%
Praxair, Inc. ................................         67,500    $    4,859,325
                                                                 --------------

SPECIALTY STORES -- 2.4%
Lowe's Cos., Inc. ............................        136,860    $    4,200,233
Nordstrom, Inc. ..............................         59,900         3,062,088
Staples, Inc. ................................        235,780         5,595,059
                                                                 --------------
                                                                 $   12,857,380
                                                                 --------------
TELEPHONE SERVICES -- 1.2%
American Tower Corp., "A" (a) ................        145,430    $    6,108,060
                                                                 --------------

TOBACCO -- 0.7%
Altria Group, Inc. ...........................         51,600    $    3,619,224
                                                                 --------------

TRUCKING -- 1.9%
FedEx Corp. ..................................         37,840    $    4,199,105
United Parcel Service, Inc., "B" .............         83,900         6,124,700
                                                                 --------------
                                                                 $   10,323,805
                                                                 --------------
    Total Common Stocks
      (Identified Cost, $456,433,670) .......................    $  510,005,480
                                                                 --------------

SHORT-TERM OBLIGATIONS -- 2.5%
Cargill, Inc., 5.37%, due 7/02/07,
  at Amortized Cost and Value (y) ............   $ 12,903,000    $   12,901,075
                                                                 --------------
    Total Investments
      (Identified Cost, $469,334,745) (k) ...................    $  522,906,555
                                                                 --------------

OTHER ASSETS,
  LESS LIABILITIES -- 1.0% ..................................         5,412,850
                                                                 --------------
    Net Assets -- 100.0% ....................................    $  528,319,405
                                                                 --------------

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

EMERGING GROWTH SERIES

COMMON STOCKS -- 96.9%

ISSUER                                             SHARES/PAR         VALUE ($)

AEROSPACE -- 4.2%
Embraer-Empresa Brasileira de
  Aeronautica S.A., ADR ......................         42,220    $    2,035,423
Lockheed Martin Corp. ........................         45,890         4,319,626
Precision Castparts Corp. ....................         15,830         1,921,129
Rockwell Collins, Inc. .......................         17,500         1,236,200
United Technologies Corp. ....................         48,890         3,467,768
                                                                 --------------
                                                                 $   12,980,146
                                                                 --------------
APPAREL MANUFACTURERS -- 2.0%
Coach, Inc. (a) ..............................         16,330    $      773,879
Li & Fung Ltd. ...............................        138,000           496,892
LVMH Moet Hennessy Louis Vuitton S.A .........         13,440         1,549,006
NIKE, Inc., "B" ..............................         42,360         2,469,164
Quiksilver, Inc. (a)(l) ......................         69,720           985,144
                                                                 --------------
                                                                 $    6,274,085
                                                                 --------------
AUTOMOTIVE -- 1.0%
Harman International Industries, Inc. ........         26,090    $    3,047,312
                                                                 --------------

BIOTECHNOLOGY -- 5.7%
Actelion Ltd. (a) ............................         22,250    $      992,783
Amgen, Inc. (a) ..............................         33,020         1,825,676
Celgene Corp. (a) ............................         47,160         2,703,683
Genentech, Inc. (a) ..........................         30,390         2,299,307
Genzyme Corp. (a) ............................         66,590         4,288,396
Gilead Sciences, Inc. (a) ....................         29,120         1,128,982
Millipore Corp. (a)(l) .......................         57,590         4,324,433
                                                                 --------------
                                                                 $   17,563,260
                                                                 --------------
BROADCASTING -- 1.9%
Grupo Televisa S.A., ADR .....................         53,730    $    1,483,485
News Corp., "A" ..............................        198,540         4,211,033
                                                                 --------------
                                                                 $    5,694,518
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 4.4%
Affiliated Managers Group, Inc. (a)(l) .......         13,190    $    1,698,344
Charles Schwab Corp. .........................        176,920         3,630,398
Chicago Mercantile Exchange
  Holdings, Inc., "A" ........................          2,470         1,319,869
Deutsche Boerse AG ...........................         19,120         2,167,278
EFG International ............................         22,580         1,039,888
GFI Group, Inc. (a)(l) .......................          8,400           608,832
Goldman Sachs Group, Inc. ....................         11,000         2,384,250
T. Rowe Price Group, Inc. ....................         12,200           633,058
                                                                 --------------
                                                                 $   13,481,917
                                                                 --------------
BUSINESS SERVICES -- 4.8%
Amdocs Ltd. (a) ..............................         97,280    $    3,873,690
Cognizant Technology Solutions Corp., "A" (a)          39,090         2,935,268
Corporate Executive Board Co. (l) ............         33,440         2,170,590
CoStar Group, Inc. (a)(l) ....................          6,000           317,280
Fidelity National Information Services, Inc. .         31,940         1,733,703
Global Payments, Inc. ........................         41,570         1,648,251
VeriSign, Inc. (a) ...........................         29,000           920,170
Western Union Co. ............................         51,450         1,071,704
                                                                 --------------
                                                                 $   14,670,656
                                                                 --------------
CABLE TV -- 0.5%
Comcast Corp., "A" (a) .......................         55,200    $    1,552,224
                                                                 --------------

CHEMICALS -- 1.1%
Monsanto Co. .................................         51,010    $    3,445,215
                                                                 --------------

COMPUTER SOFTWARE -- 3.7%
Adobe Systems, Inc. (a) ......................        160,300    $    6,436,045
Cognos, Inc. (a) .............................         18,300           725,961
Oracle Corp. (a) .............................         83,600         1,647,756
Synopsys, Inc. (a) ...........................         42,450         1,121,954
Transaction Systems Architects,
  Inc. (a)(l) ................................         44,800         1,507,968
                                                                 --------------
                                                                 $   11,439,684
                                                                 --------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.5%
Apple Computer, Inc. (a) .....................         12,420    $    1,515,737
                                                                 --------------

CONSUMER GOODS & SERVICES -- 3.9%
Apollo Group, Inc., "A" (a) ..................         44,600    $    2,605,978
Capella Education Co. (a) ....................         21,400           985,042
ITT Educational Services, Inc. (a) ...........         16,630         1,952,029
New Oriental Education & Technology Group,
  ADR (a) ....................................         26,740         1,436,473
Priceline.com, Inc. (a) ......................         18,800         1,292,312
Sotheby's (l) ................................         25,740         1,184,555
Strayer Education, Inc. (l) ..................         19,120         2,518,295
                                                                 --------------
                                                                 $   11,974,684
                                                                 --------------
ELECTRICAL EQUIPMENT -- 2.7%
Anixter International, Inc. (a)(l) ...........          4,200    $      315,882
Danaher Corp. ................................         43,200         3,261,600
Rockwell Automation, Inc. ....................         44,700         3,103,968
WESCO International, Inc. (a) ................         23,950         1,447,778
                                                                 --------------
                                                                 $    8,129,228
                                                                 --------------
ELECTRONICS -- 6.3%
ARM Holdings PLC .............................        525,310    $    1,535,779
ASML Holding N.V. (a)(l) .....................         31,450           863,303
Hittite Microwave Corp. (a)(l) ...............         14,700           628,131
Intel Corp. ..................................        239,160         5,682,442
Intersil Corp., "A" ..........................         56,530         1,778,434
Marvell Technology Group Ltd. (a) ............        131,190         2,388,970
Nintendo Co. Ltd. ............................          3,100         1,135,236
Samsung Electronics Co. Ltd., GDR ............          5,787         1,784,097
SanDisk Corp. (a)(l) .........................         69,660         3,409,160
                                                                 --------------
                                                                 $   19,205,552
                                                                 --------------
ENERGY -- INDEPENDENT -- 0.6%
Ultra Petroleum Corp. (a) ....................         15,300    $      845,172
XTO Energy, Inc. .............................         16,150           970,615
                                                                 --------------
                                                                 $    1,815,787
                                                                 --------------
ENERGY -- INTEGRATED -- 0.4%
Hess Corp. ...................................         19,970    $    1,177,431
                                                                 --------------

ENGINEERING -- CONSTRUCTION -- 0.3%
Quanta Services, Inc. (a) ....................         29,900    $      917,033
                                                                 --------------

FOOD & BEVERAGES -- 2.8%
Nestle S.A ...................................         12,087    $    4,589,366
PepsiCo, Inc. ................................         63,700         4,130,945
                                                                 --------------
                                                                 $    8,720,311
                                                                 --------------
FOOD & DRUG STORES -- 0.3%
CVS Corp. ....................................         24,100    $      878,445
                                                                 --------------

GAMING & LODGING -- 2.1%
International Game Technology ................         74,150    $    2,943,755
MGM Mirage (a) ...............................          9,600           791,808
Penn National Gaming, Inc. (a)(l) ............         31,650         1,901,849
Royal Caribbean Cruises Ltd. (l) .............         19,340           831,233
                                                                 --------------
                                                                 $    6,468,645
                                                                 --------------

GENERAL MERCHANDISE -- 1.4%
Costco Wholesale Corp. .......................         16,560    $      969,091
Family Dollar Stores, Inc. (l) ...............         98,250         3,371,940
                                                                 --------------
                                                                 $    4,341,031
                                                                 --------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.0%
UnitedHealth Group, Inc. .....................         59,730    $    3,054,592
                                                                 --------------

INSURANCE -- 0.3%
Aflac, Inc. ..................................         16,550    $      850,670
                                                                 --------------

INTERNET -- 4.2%
Baidu.com, Inc., ADR (a)(l) ..................         12,960    $    2,177,021
Expedia, Inc. (a) ............................         19,000           556,510
Google, Inc., "A" (a) ........................         14,880         7,787,894
Omniture, Inc. (a)(l) ........................         58,540         1,341,737
Tencent Holdings Ltd. ........................        223,000           898,503
                                                                 --------------
                                                                 $   12,761,665
                                                                 --------------
LEISURE & TOYS -- 2.2%
Electronic Arts, Inc. (a) ....................         89,430    $    4,231,828
THQ, Inc. (a) ................................         35,500         1,083,460
Ubisoft Entertainment S.A. (a) ...............         29,368         1,556,138
                                                                 --------------
                                                                 $    6,871,426
                                                                 --------------
MACHINERY & TOOLS -- 0.5%
Bucyrus International, Inc. ..................          8,800    $      622,864
Fastenal Co. (l) .............................          7,300           305,578
Ritchie Bros. Auctioneers, Inc. ..............          3,200           200,384
Timken Co. ...................................         13,000           469,430
                                                                 --------------
                                                                 $    1,598,256
                                                                 --------------
MAJOR BANKS -- 1.9%
Bank of New York Co., Inc. ...................         65,930    $    2,732,139
State Street Corp. ...........................         47,120         3,223,008
                                                                 --------------
                                                                 $    5,955,147
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.0%
IDEXX Laboratories, Inc. (a) .................         33,550    $    3,174,837
                                                                 --------------

MEDICAL EQUIPMENT -- 5.9%
Advanced Medical Optics, Inc. (a)(l) .........        111,700    $    3,896,096
Conceptus, Inc. (a)(l) .......................         66,900         1,295,853
Cooper Cos., Inc. (l) ........................         18,550           989,086
Cytyc Corp. (a) ..............................         85,790         3,698,407
Medtronic, Inc. ..............................         59,560         3,088,782
ResMed, Inc. (a)(l) ..........................         22,430           925,462
St. Jude Medical, Inc. (a) ...................         74,030         3,071,505
Thoratec Corp. (a)(l) ........................         56,300         1,035,357
                                                                 --------------
                                                                 $   18,000,548
                                                                 --------------
METALS & MINING -- 0.3%
Cameco Corp. (l) .............................         17,100    $      867,654
                                                                 --------------

NETWORK & TELECOM -- 5.4%
Cisco Systems, Inc. (a) ......................        168,680    $    4,697,738
Digital Multimedia Technologies S.p.A. (a) ...          4,330           370,210
Juniper Networks, Inc. (a) ...................        121,658         3,062,132
NICE Systems Ltd., ADR (a) ...................         83,690         2,907,391
Nokia Corp., ADR .............................         48,260         1,356,589
QUALCOMM, Inc. ...............................         41,220         1,788,536
Research In Motion Ltd. (a) ..................          9,570         1,913,904
Sonus Networks, Inc. (a)(l) ..................         39,900           339,948
                                                                 --------------
                                                                 $   16,436,448
                                                                 --------------
OIL SERVICES -- 3.2%
GlobalSantaFe Corp. ..........................         61,140    $    4,417,365
National Oilwell Varco, Inc. (a) .............         19,170         1,998,281
Noble Corp. ..................................         35,960         3,506,819
                                                                 --------------
                                                                 $    9,922,465
                                                                 --------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 2.5%
American Express Co. .........................         56,180    $    3,437,092
Moody's Corp. ................................          4,770           296,694
UBS AG .......................................         63,220         3,793,832
                                                                 --------------
                                                                 $    7,527,618
                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.7%
EMC Corp. (a) ................................        198,170    $    3,586,877
Network Appliance, Inc. (a) ..................         52,550         1,534,460
                                                                 --------------
                                                                 $    5,121,337
                                                                 --------------
PHARMACEUTICALS -- 4.1%
Allergan, Inc. ...............................         40,200    $    2,317,128
Elan Corp. PLC, ADR (a) ......................        135,610         2,973,927
Medicis Pharmaceutical Corp., "A" (l) ........         30,200           922,308
Merck & Co., Inc. ............................         24,300         1,210,140
Roche Holding AG .............................         29,490         5,229,833
                                                                 --------------
                                                                 $   12,653,336
                                                                 --------------
PRINTING & PUBLISHING -- 0.2%
Playboy Enterprises, Inc.,"B" (a)(l) .........         56,660    $      641,958
                                                                 --------------

REAL ESTATE -- 0.2%
Jones Lang Lasalle, Inc. .....................          4,100    $      465,350
                                                                 --------------

RESTAURANTS -- 0.3%
Red Robin Gourmet Burgers, Inc. (a)(l) .......         11,200    $      452,144
Texas Roadhouse, Inc., "A" (a)(l) ............         33,450           427,826
                                                                 --------------
                                                                 $      879,970
                                                                 --------------
SPECIALTY STORES -- 4.2%
CarMax, Inc. (a) .............................         23,780    $      606,390
Dick's Sporting Goods, Inc. (a)(l) ...........         23,790         1,383,864
GameStop Corp., "A" (a) ......................         46,280         1,809,548
Lowe's Cos., Inc. ............................        119,500         3,667,455
Nordstrom, Inc. ..............................         33,600         1,717,632
Staples, Inc. ................................        123,150         2,922,350
Urban Outfitters, Inc. (a) ...................         36,010           865,320
                                                                 --------------
                                                                 $   12,972,559
                                                                 --------------
TELECOMMUNICATIONS -- WIRELESS -- 2.0%
America Movil S.A.B. de C.V., "L", ADR .......         70,580    $    4,371,019
Rogers Communications, Inc., "B" .............         37,930         1,620,983
                                                                 --------------
                                                                 $    5,992,002
                                                                 --------------
TELEPHONE SERVICES -- 4.1%
American Tower Corp., "A" (a)(l) .............        122,525    $    5,146,050
AT&T, Inc. ...................................         83,920         3,482,680
Global Crossing Ltd. (a)(l) ..................         44,080           832,230
Level 3 Communications, Inc. (a)(l) ..........        137,390           803,732
Qwest Communications International,
  Inc. (a)(l) ................................        151,290         1,467,513
Time Warner Telecom, Inc., "A" (a) ...........         42,500           854,250
                                                                 --------------
                                                                 $   12,586,455
                                                                 --------------
TOBACCO -- 1.1%
Altria Group, Inc. ...........................         47,960    $    3,363,914
                                                                 --------------
    Total Common Stocks
      (Identified Cost, $253,514,685) .......................    $  296,991,108
                                                                 --------------

SHORT-TERM OBLIGATIONS -- 3.0%

Cargill, Inc., 5.37%, due 7/02/07,
  at Amortized Cost and Value (y) ............   $  9,323,000    $    9,321,609
                                                                 --------------

COLLATERAL FOR SECURITIES LOANED -- 12.9%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .....     39,511,216    $   39,511,216
                                                                 --------------
    Total Investments
      (Identified Cost, $302,347,510) (k) ...................    $  345,823,933
                                                                 --------------

OTHER ASSETS,
  LESS LIABILITIES -- (12.8)% ...............................       (39,290,669)
                                                                 --------------
    Net Assets -- 100.0% ....................................    $  306,533,264
                                                                 --------------

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

GLOBAL GROWTH SERIES

COMMON STOCKS -- 98.8%

ISSUER .......................................     SHARES/PAR         VALUE ($)

AEROSPACE -- 1.0%
United Technologies Corp. ....................         22,190    $    1,573,938
                                                                 --------------

ALCOHOLIC BEVERAGES -- 0.7%
Pernod Ricard S.A. (l) .......................          5,044    $    1,115,923
                                                                 --------------

APPAREL MANUFACTURERS -- 4.3%
Billabong International Ltd. .................         50,452    $      767,915
Li & Fung Ltd. ...............................        381,800         1,374,734
LVMH Moet Hennessy Louis Vuitton S.A. (l) ....         27,270         3,142,960
NIKE, Inc., "B" ..............................         23,020         1,341,836
                                                                 --------------
                                                                 $    6,627,445
                                                                 --------------
AUTOMOTIVE -- 2.8%
Continental AG (l) ...........................          8,127    $    1,146,394
PT Astra International Tbk ...................        826,500         1,545,971
Toyota Industries Corp. ......................         35,700         1,661,004
                                                                 --------------
                                                                 $    4,353,369
                                                                 --------------
BIOTECHNOLOGY -- 2.0%
Amgen, Inc. (a) ..............................         27,860    $    1,540,379
Genzyme Corp. (a) ............................         15,640         1,007,216
Millipore Corp. (a)(l) .......................          8,210           616,489
                                                                 --------------
                                                                 $    3,164,084
                                                                 --------------
BROADCASTING -- 3.5%
Fuji Television Network, Inc. ................            322    $      648,419
Societe Television Francaise 1 (l) ...........         32,511         1,124,651
Walt Disney Co. ..............................         40,270         1,374,818
WPP Group PLC ................................        149,410         2,234,582
                                                                 --------------
                                                                 $    5,382,470
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 5.5%
Daiwa Securities Group, Inc. .................         82,000    $      874,232
Franklin Resources, Inc. .....................         11,390         1,508,833
Goldman Sachs Group, Inc. ....................          6,700         1,452,225
Julius Baer Holding Ltd. .....................         24,035         1,718,090
Mellon Financial Corp. (l) ...................         32,000         1,408,000
Morgan Stanley ...............................         19,300         1,618,884
                                                                 --------------
                                                                 $    8,580,264
                                                                 --------------
BUSINESS SERVICES -- 1.7%
Amdocs Ltd. (a)(l) ...........................         23,060    $      918,249
Capita Group PLC .............................         52,920           766,800
Global Payments, Inc. (l) ....................         20,110           797,362
Intertek Group PLC ...........................         10,800           211,698
                                                                 --------------
                                                                 $    2,694,109
                                                                 --------------
CHEMICALS -- 1.8%
3M Co. .......................................         16,140    $    1,400,791
Wacker Chemie AG (l) .........................          5,960         1,407,454
                                                                 --------------
                                                                 $    2,808,245
                                                                 --------------
COMPUTER SOFTWARE -- 2.2%
Adobe Systems, Inc. (a) ......................         16,810    $      674,922
Oracle Corp. (a) .............................         66,580         1,312,292
SAP AG .......................................         27,250         1,400,042
                                                                 --------------
                                                                 $    3,387,256
                                                                 --------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.9%
Fujitsu Ltd. .................................        187,000    $    1,378,718
HCL Technologies Ltd. ........................        187,100         1,580,962
                                                                 --------------
                                                                 $    2,959,680
                                                                 --------------
CONGLOMERATES -- 1.4%
Siemens AG ...................................         10,140    $    1,458,815
Smiths Group PLC .............................         27,606           656,764
                                                                 --------------
                                                                 $    2,115,579
                                                                 --------------
CONSUMER GOODS & SERVICES -- 6.2%
Alberto-Culver Co. ...........................         47,320    $    1,122,430
Estee Lauder Cos., Inc., "A" (l) .............         22,320         1,015,783
Kao Corp. ....................................         41,000         1,061,995
Kimberly-Clark de Mexico S.A. de C.V., "A" ...        303,260         1,317,069
L'Oreal S.A. (l) .............................          9,500         1,122,808
Procter & Gamble Co. .........................         31,170         1,907,292
Reckitt Benckiser PLC ........................         39,270         2,149,772
                                                                 --------------
                                                                 $    9,697,149
                                                                 --------------
ELECTRICAL EQUIPMENT -- 2.4%
Keyence Corp. ................................          4,300    $      940,270
OMRON Corp. ..................................         45,000         1,183,874
Schneider Electric S.A. (l) ..................         10,973         1,536,579
                                                                 --------------
                                                                 $    3,660,723
                                                                 --------------
ELECTRONICS -- 7.9%
Canon, Inc. (l) ..............................         21,800    $    1,279,802
Hirose Electric Co. Ltd. (l) .................         17,000         2,238,967
Intel Corp. ..................................        104,560         2,484,346
Marvell Technology Group Ltd. (a) ............         42,610           775,928
National Semiconductor Corp. .................         29,290           828,028
Nippon Electric Glass Co. Ltd. ...............         49,000           865,373
Royal Philips Electronics N.V ................         51,160         2,168,824
Taiwan Semiconductor Manufacturing Co. .......
  Ltd., ADR ..................................        148,307         1,650,657
                                                                 --------------
                                                                 $   12,291,925
                                                                 --------------
ENERGY -- INDEPENDENT -- 0.5%
Talisman Energy, Inc. ........................         41,140    $      797,407
                                                                 --------------

ENERGY -- INTEGRATED -- 4.5%
BG Group PLC .................................         74,780    $    1,227,385
OAO Gazprom, ADR .............................         20,530           860,207
Petroleo Brasileiro S.A., ADR ................         13,290         1,611,678
TOTAL S.A. (l) ...............................         40,750         3,307,942
                                                                 --------------
                                                                 $    7,007,212
                                                                 --------------
FOOD & BEVERAGES -- 2.0%
Nestle S.A ...................................          5,419    $    2,057,564
PepsiCo, Inc. ................................         17,320         1,123,202
                                                                 --------------
                                                                 $    3,180,766
                                                                 --------------
FOOD & DRUG STORES -- 0.9%
Tesco PLC ....................................        162,719    $    1,361,862
                                                                 --------------

FOREST & PAPER PRODUCTS -- 0.8%
Aracruz Celulose S.A., ADR (l) ...............         19,440    $    1,287,706
                                                                 --------------

GAMING & LODGING -- 0.5%
International Game Technology ................         19,530    $      775,341
                                                                 --------------

GENERAL MERCHANDISE -- 0.9%
Wal-Mart de Mexico S.A.B. de C.V .............        361,500    $    1,371,247
                                                                 --------------

INSURANCE -- 1.4%
Aflac, Inc. ..................................         27,210    $    1,398,594
Genworth Financial, Inc., "A" ................         20,610           708,984
                                                                 --------------
                                                                 $    2,107,578
                                                                 --------------
INTERNET -- 0.9%
Google, Inc., "A" (a) ........................          2,570    $    1,345,087
                                                                 --------------

MAJOR BANKS -- 3.9%
Chiba Bank Ltd. ..............................         95,000    $      843,896
Erste Bank der Oesterreichischen Sparkassen AG         16,550         1,292,026
Standard Chartered PLC .......................         45,570         1,486,513
State Street Corp. ...........................         14,040           960,336
UniCredito Italiano S.p.A ....................        170,020         1,514,408
                                                                 --------------
                                                                 $    6,097,179
                                                                 --------------
MEDICAL EQUIPMENT -- 2.9%
Advanced Medical Optics, Inc. (a)(l) .........         18,600    $      648,768
Boston Scientific Corp. (a) ..................         61,460           942,796
Medtronic, Inc. ..............................         24,620         1,276,793
ResMed, Inc. (a)(l) ..........................         23,290           960,945
Synthes, Inc. ................................          5,270           632,318
                                                                 --------------
                                                                 $    4,461,620
                                                                 --------------
METALS & MINING -- 3.1%
BHP Billiton Ltd. ............................        102,410    $    3,041,954
Companhia Vale do Rio Doce, ADR ..............         40,170         1,789,574
                                                                 --------------
                                                                 $    4,831,528
                                                                 --------------
NETWORK & TELECOM -- 1.8%
Cisco Systems, Inc. (a) ......................         71,620    $    1,994,617
NICE Systems Ltd., ADR (a) ...................         21,460           745,520
                                                                 --------------
                                                                 $    2,740,137
                                                                 --------------
OIL SERVICES -- 1.3%
Dresser-Rand Group, Inc. (a) .................         32,010    $    1,264,395
Halliburton Co. ..............................         21,820           752,790
                                                                 --------------

                                                                 $    2,017,185
                                                                 --------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 7.4%
ABSA Group Ltd. ..............................         69,870    $    1,296,086
Aeon Credit Service Co. Ltd. .................         76,500         1,213,763
American Express Co. .........................         24,740         1,513,593
Bank of Cyprus Public Co. Ltd. ...............         54,460           918,027
HSBC Holdings PLC ............................        228,073         4,178,114
UBS AG .......................................         38,689         2,312,129
                                                                 --------------
                                                                 $   11,431,712
                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS -- 0.7%
Network Appliance, Inc. (a) ..................         35,370    $    1,032,804
                                                                 --------------

PHARMACEUTICALS -- 7.5%
Bayer AG (l) .................................         12,750    $      965,904
GlaxoSmithKline PLC ..........................         67,700         1,773,728
Hisamitsu Pharmaceutical Co., Inc. ...........         24,400           673,623
Johnson & Johnson ............................         28,920         1,782,050
Novartis AG ..................................         38,480         2,165,340
Roche Holding AG .............................         15,220         2,699,154
Teva Pharmaceutical Industries Ltd., ADR .....         37,630         1,552,238
                                                                 --------------
                                                                 $   11,612,037
                                                                 --------------
SPECIALTY CHEMICALS -- 3.6%
Air Liquide S.A. (l) .........................         11,412    $    1,497,566
Linde AG (l) .................................         13,800         1,664,845
Praxair, Inc. ................................         20,950         1,508,191
Symrise AG (a) ...............................         31,797           951,518
                                                                 --------------
                                                                 $    5,622,120
                                                                 --------------
SPECIALTY STORES -- 1.8%
Lowe's Cos., Inc. ............................         35,360    $    1,085,198
PetSmart, Inc. ...............................         22,870           742,132
Staples, Inc. ................................         38,180           906,011
                                                                 --------------
                                                                 $    2,733,341
                                                                 --------------
TELECOMMUNICATIONS -- WIRELESS -- 2.0%
China Mobile Ltd. ............................        147,500    $    1,583,861
Orascom Telecom Holding (S.A.E.) .............        116,133         1,491,113
                                                                 --------------
                                                                 $    3,074,974
                                                                 --------------
TELEPHONE SERVICES -- 3.3%
PT Telekomunikasi Indonesia Tbk ..............      1,396,500    $    1,522,471
Telefonica S.A ...............................         66,750         1,483,749
Telenor A.S.A ................................         71,080         1,386,687
TELUS Corp. ..................................         13,320           799,225
                                                                 --------------
                                                                 $    5,192,132
                                                                 --------------
TRUCKING -- 0.8%
FedEx Corp. ..................................         10,650    $    1,181,831
                                                                 --------------

UTILITIES -- ELECTRIC POWER -- 1.0%
CEZ AS .......................................         30,690    $    1,583,478
                                                                 --------------
    Total Common Stocks
      (Identified Cost, $127,861,249) .......................    $  153,258,443
                                                                 --------------

SHORT-TERM OBLIGATIONS -- 0.7%
Cargill, Inc., 5.37%, due 7/02/07,
  at Amortized Cost and Value (y) ............   $  1,127,000    $    1,126,832
                                                                 --------------

COLLATERAL FOR SECURITIES LOANED -- 18.3%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .....     26,777,596    $   26,777,596
                                                                 --------------
    Total Investments
      (Identified Cost, $155,765,677) (k) ...................    $  181,162,871
                                                                 --------------

OTHER ASSETS,
  LESS LIABILITIES -- (17.8)% ...............................       (25,962,757)
                                                                 --------------
    Net Assets -- 100.0% ....................................    $  155,200,114
                                                                 --------------

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

MID CAP GROWTH SERIES

COMMON STOCKS -- 98.9%

ISSUER                                             SHARES/PAR         VALUE ($)
AIRLINES -- 1.2%
AMR Corp. (a)(l) .............................         13,690    $      360,726
Continental Airlines, Inc. (a)(l) ............          6,410           217,107
UAL Corp. (a)(l) .............................         12,480           506,563
                                                                 --------------
                                                                 $    1,084,396
                                                                 --------------
APPAREL MANUFACTURERS -- 3.7%
Coach, Inc. (a) ..............................         25,420    $    1,204,654
Phillips-Van Heusen Corp. ....................         33,810         2,047,872
                                                                 --------------
                                                                 $    3,252,526
                                                                 --------------
AUTOMOTIVE -- 1.3%
Autoliv, Inc. ................................          1,950    $      110,897
Goodyear Tire & Rubber Co. (a)(l) ............         30,420         1,057,399
                                                                 --------------
                                                                 $    1,168,296
                                                                 --------------
BIOTECHNOLOGY -- 2.1%
Genzyme Corp. (a) ............................         10,180    $      655,592
Invitrogen Corp. (a) .........................          3,320           244,850
Millipore Corp. (a)(l) .......................         13,300           998,697
                                                                 --------------
                                                                 $    1,899,139
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 2.9%
Affiliated Managers Group, Inc. (a)(l) .......          4,360    $      561,394
Chicago Mercantile Exchange
  Holdings, Inc., "A" ........................          1,980         1,058,033
E*TRADE Financial Corp. (a) ..................          5,300           117,077
Legg Mason, Inc. .............................          4,710           463,370
TD Ameritrade Holding Corp. (a)(l) ...........         18,230           364,600
                                                                 --------------
                                                                 $    2,564,474
                                                                 --------------
BUSINESS SERVICES -- 5.0%
Amdocs Ltd. (a) ..............................         39,620    $    1,577,668
Cognizant Technology Solutions Corp., "A" (a)          21,270         1,597,164
Computer Sciences Corp. (a) ..................          1,280            75,712
Corporate Executive Board Co. (l) ............         12,140           788,007
Fidelity National Information Services, Inc. .          1,170            63,508
TeleTech Holdings, Inc. (a)(l) ...............         10,020           325,450
                                                                 --------------
                                                                 $    4,427,509
                                                                 --------------
CABLE TV -- 0.4%
EchoStar Communications Corp., "A" (a) .......          9,210    $      399,438
                                                                 --------------

CHEMICALS -- 1.0%
Celanese Corp. ...............................         14,470    $      561,147
PPG Industries, Inc. .........................          3,970           302,157
                                                                 --------------
                                                                 $      863,304
                                                                 --------------
COMPUTER SOFTWARE -- 5.2%
Compuware Corp. (a) ..........................         47,860    $      567,620
McAfee, Inc. (a) .............................         54,380         1,914,176
NAVTEQ Corp. (a)(l) ..........................         34,400         1,456,496
Synopsys, Inc. (a) ...........................          9,780           258,485
TIBCO Software, Inc. (a) .....................         49,200           445,260
                                                                 --------------
                                                                 $    4,642,037
                                                                 --------------
CONSTRUCTION -- 4.0%
D.R. Horton, Inc. (l) ........................         19,600    $      390,628
Masco Corp. ..................................         20,380           580,219
NVR, Inc. (a)(l) .............................          2,230         1,515,843
Sherwin-Williams Co. .........................         15,960         1,060,861
                                                                 --------------
                                                                 $    3,547,551
                                                                 --------------
CONSUMER GOODS & SERVICES -- 4.6%
Avon Products, Inc. ..........................         19,480    $      715,890
Estee Lauder Cos., Inc., "A" (l) .............         33,300         1,515,483
ITT Educational Services, Inc. (a) ...........         13,270         1,557,633
Priceline.com, Inc. (a) ......................          4,600           316,204
                                                                 --------------
                                                                 $    4,105,210
                                                                 --------------
ELECTRICAL EQUIPMENT -- 4.3%
Rockwell Automation, Inc. ....................         28,350    $    1,968,624
W.W. Grainger, Inc. ..........................         11,540         1,073,797
WESCO International, Inc. (a) ................         12,280           742,326
                                                                 --------------
                                                                 $    3,784,747
                                                                 --------------
ELECTRONICS -- 6.7%
Amkor Technology, Inc. (a) ...................         33,430    $      526,523
Intersil Corp., "A" ..........................         40,080         1,260,917
KLA-Tencor Corp. (l) .........................         11,510           632,475
MEMC Electronic Materials, Inc. (a) ..........          2,530           154,634
National Semiconductor Corp. (l) .............         15,370           434,510
ON Semiconductor Corp. (a)(l) ................        134,050         1,437,016
Tessera Technologies, Inc. (a) ...............          8,120           329,266
Varian Semiconductor Equipment Associates,
  Inc. (a) ...................................         29,755         1,191,985
                                                                 --------------
                                                                 $    5,967,326
                                                                 --------------
ENERGY -- INDEPENDENT -- 0.4%
Tesoro Corp. .................................          5,460    $      312,039
                                                                 --------------

ENERGY -- INTEGRATED -- 2.2%
Hess Corp. ...................................         33,160    $    1,955,114
                                                                 --------------

FOOD & BEVERAGES -- 0.7%
Pepsi Bottling Group, Inc. ...................         18,220    $      613,650
                                                                 --------------

FOOD & DRUG STORES -- 2.1%
Kroger Co. ...................................         65,620    $    1,845,891
                                                                 --------------

FURNITURE & APPLIANCES -- 0.1%
Tempur-Pedic International, Inc. (l) .........          2,420    $       62,678
                                                                 --------------

GAMING & LODGING -- 4.7%
International Game Technology ................         46,500    $    1,846,050
Penn National Gaming, Inc. (a) ...............         25,560         1,535,900
Royal Caribbean Cruises Ltd. (l) .............         17,810           765,474
                                                                 --------------
                                                                 $    4,147,424
                                                                 --------------
HEALTH MAINTENANCE ORGANIZATIONS -- 4.0%
AMERIGROUP Corp. (a) .........................         30,730    $      731,374
Humana, Inc. (a) .............................         29,600         1,802,936
WellCare Health Plans, Inc. (a) ..............         11,110         1,005,566
                                                                 --------------
                                                                 $    3,539,876
                                                                 --------------
INSURANCE -- 3.2%
Ace Ltd. .....................................         14,840    $      927,797
Genworth Financial, Inc., "A" ................         44,530         1,531,832
MGIC Investment Corp. (l) ....................          4,380           249,047
XL Capital Ltd., "A" .........................          1,970           166,051
                                                                 --------------
                                                                 $    2,874,727
                                                                 --------------
LEISURE & TOYS -- 0.2%
THQ, Inc. (a) ................................          5,400    $      164,808
                                                                 --------------

MACHINERY & TOOLS -- 5.7%
Cummins, Inc. ................................         18,310    $    1,853,155
Eaton Corp. ..................................         11,430         1,062,990
Parker Hannifin Corp. ........................          3,390           331,915
Timken Co. ...................................         38,920         1,405,401
Trinity Industries, Inc. .....................          3,250           141,505
United Rentals, Inc. (a)(l) ..................          7,180           233,637
                                                                 --------------
                                                                 $    5,028,603
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 3.4%
Express Scripts, Inc., "A" (a) ...............         27,440    $    1,372,274
HLTH Corp. (a)(l) ............................         95,490         1,337,815
VCA Antech, Inc. (a) .........................          9,290           350,140
                                                                 --------------
                                                                 $    3,060,229
                                                                 --------------
MEDICAL EQUIPMENT -- 2.5%
Advanced Medical Optics, Inc. (a) ............         26,320    $      918,042
Cooper Cos., Inc. (l) ........................          8,060           429,759
DENTSPLY International, Inc. .................         18,970           725,792
Immucor, Inc. (a) ............................          5,000           139,850
                                                                 --------------
                                                                 $    2,213,443
                                                                 --------------
METALS & MINING -- 0.3%
Cleveland-Cliffs, Inc. (l) ...................          3,290    $      255,534
                                                                 --------------

NATURAL GAS -- PIPELINE -- 2.3%
Williams Cos., Inc. ..........................         65,460    $    2,069,845
                                                                 --------------

NETWORK & TELECOM -- 0.2%
InterDigital Communications Corp. (a)(l) .....          6,100    $      196,237
                                                                 --------------

OIL SERVICES -- 3.6%
Cameron International Corp. (a) ..............         18,480    $    1,320,766
GlobalSantaFe Corp. (l) ......................         11,330           818,593
Noble Corp. ..................................          5,490           535,385
Smith International, Inc. ....................          9,310           545,938
                                                                 --------------
                                                                 $    3,220,682
                                                                 --------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 1.9%
Bank of Hawaii Corp. .........................          1,010    $       52,156
CapitalSource, Inc., REIT (l) ................         11,330           278,605
CIT Group, Inc. ..............................          7,520           412,322
Commerce Bancorp, Inc. (l) ...................          2,490            92,105
First Marblehead Corp. .......................         14,529           561,401
Northern Trust Corp. .........................          5,020           322,485
                                                                 --------------
                                                                 $    1,719,074
                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.0%
Network Appliance, Inc. (a) ..................         15,700    $      458,440
Nuance Communications, Inc. (a) ..............         23,140           387,132
                                                                 --------------
                                                                 $      845,572
                                                                 --------------
PHARMACEUTICALS -- 3.1%
Allergan, Inc. ...............................          5,480    $      315,867
Endo Pharmaceuticals Holdings, Inc. (a) ......         53,440         1,829,251
Medicis Pharmaceutical Corp., "A" (l) ........          3,100            94,674
Warner Chilcott Ltd., "A" (a)(l) .............          8,210           148,519
Watson Pharmaceuticals, Inc. (a) .............         11,240           365,637
                                                                 --------------
                                                                 $    2,753,948
                                                                 --------------
RESTAURANTS -- 3.2%
Brinker International, Inc. ..................          8,670    $      253,771
Jack in the Box, Inc. (a) ....................          5,660           401,520
Panera Bread Co. (a)(l) ......................          3,270           150,616
YUM! Brands, Inc. ............................         63,530         2,078,702
                                                                 --------------
                                                                 $    2,884,609
                                                                 --------------
SPECIALTY CHEMICALS -- 1.3%
Praxair, Inc. ................................         16,620    $    1,196,474
                                                                 --------------

SPECIALTY STORES -- 4.3%
Advance Auto Parts, Inc. .....................          2,050    $       83,087
Aeropostale, Inc. (a) ........................         31,100         1,296,248
Dick's Sporting Goods, Inc. (a)(l) ...........          5,790           336,804
Group 1 Automotive, Inc. (l) .................          2,830           114,162
RadioShack Corp. (l) .........................         43,160         1,430,322
Urban Outfitters, Inc. (a) ...................         23,280           559,418
                                                                 --------------
                                                                 $    3,820,041
                                                                 --------------
TELEPHONE SERVICES -- 2.3%
American Tower Corp., "A" (a) ................          6,624    $      278,208
Embarq Corp. .................................         28,210         1,787,668
                                                                 --------------
                                                                 $    2,065,876
                                                                 --------------
TRUCKING -- 0.2%
Landstar System, Inc. ........................          4,100    $      197,825
                                                                 --------------

UTILITIES -- ELECTRIC POWER -- 3.6%
Constellation Energy Group, Inc. .............          7,860    $      685,156
Mirant Corp. (a) .............................         18,870           804,806
NRG Energy, Inc. (a) .........................         42,080         1,749,266
                                                                 --------------
                                                                 $    3,239,228
                                                                 --------------
    Total Common Stocks
      (Identified Cost, $75,528,378) ........................    $   87,989,380
                                                                 --------------

COLLATERAL FOR SECURITIES LOANED -- 17.4%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .....     15,471,747    $   15,471,747
                                                                 --------------
    Total Investments
      (Identified Cost, $91,000,125) ........................    $  103,461,127
                                                                 --------------

OTHER ASSETS,
  LESS LIABILITIES -- (16.3)% ...............................       (14,517,960)
                                                                 --------------
    Net Assets -- 100.0% ....................................    $   88,943,167
                                                                 --------------

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

RESEARCH SERIES

COMMON STOCKS -- 99.2%

ISSUER                                             SHARES/PAR         VALUE ($)
AEROSPACE -- 3.7%
Lockheed Martin Corp. ........................         47,820    $    4,501,296
United Technologies Corp. ....................        107,890         7,652,638
                                                                 --------------
                                                                 $   12,153,934
                                                                 --------------
ALCOHOLIC BEVERAGES -- 0.5%
Diageo PLC ...................................         83,110    $    1,726,016
                                                                 --------------

APPAREL MANUFACTURERS -- 1.4%
Coach, Inc. (a) ..............................         25,400    $    1,203,706
NIKE, Inc., "B" ..............................         60,560         3,530,042
                                                                 --------------
                                                                 $    4,733,748
                                                                 --------------
BIOTECHNOLOGY -- 4.8%
Amgen, Inc. (a) ..............................         99,970    $    5,527,341
Genzyme Corp. (a) ............................         98,940         6,371,736
Millipore Corp. (a) ..........................         50,060         3,759,005
                                                                 --------------
                                                                 $   15,658,082
                                                                 --------------
BROADCASTING -- 1.6%
Citadel Broadcasting Corp. ...................          3,815    $       24,607
News Corp., "A" ..............................         69,070         1,464,975
Viacom, Inc., "B" (a) ........................         18,980           790,137
Walt Disney Co. ..............................         49,240         1,681,054
WPP Group PLC ................................         84,120         1,258,102
                                                                 --------------
                                                                 $    5,218,875
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 5.4%
Affiliated Managers Group, Inc. (a)(l) .......         24,890    $    3,204,836
Deutsche Boerse AG ...........................         13,900         1,575,584
E*TRADE Financial Corp. (a) ..................         69,190         1,528,407
Franklin Resources, Inc. .....................         22,650         3,000,446
Goldman Sachs Group, Inc. ....................         17,650         3,825,638
Mellon Financial Corp. .......................         69,800         3,071,200
TD Ameritrade Holding Corp. (a)(l) ...........         80,690         1,613,800
                                                                 --------------
                                                                 $   17,819,911
                                                                 --------------
BUSINESS SERVICES -- 0.7%
Cognizant Technology Solutions
  Corp., "A" (a) .............................         30,780    $    2,311,270
                                                                 --------------

CABLE TV -- 1.6%
Comcast Corp., "Special A" (a) ...............        109,905    $    3,072,944
Time Warner Cable, Inc. (a) ..................         51,140         2,003,154
                                                                 --------------
                                                                 $    5,076,098
                                                                 --------------
CHEMICALS -- 0.6%
PPG Industries, Inc. .........................         27,790    $    2,115,097
                                                                 --------------

COMPUTER SOFTWARE -- 3.0%
Adobe Systems, Inc. (a) ......................         76,960    $    3,089,944
Microsoft Corp. ..............................         81,680         2,407,110
Oracle Corp. (a) .............................        213,280         4,203,749
                                                                 --------------
                                                                 $    9,700,803
                                                                 --------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.8%
International Business Machines Corp. ........         23,250    $    2,447,063
                                                                 --------------

CONGLOMERATES -- 1.0%
Siemens AG ...................................         23,720    $    3,412,535
                                                                 --------------

CONSUMER GOODS & SERVICES -- 1.2%
Apollo Group, Inc., "A" (a) ..................         34,540    $    2,018,172
Procter & Gamble Co. .........................         32,560         1,992,346
                                                                 --------------
                                                                 $    4,010,518
                                                                 --------------
CONTAINERS -- 0.5%
Owens-Illinois, Inc. (a) .....................         48,130    $    1,684,550
                                                                 --------------

ELECTRICAL EQUIPMENT -- 4.6%
Danaher Corp. ................................         84,510    $    6,380,505
Rockwell Automation, Inc. (l) ................         77,260         5,364,934
W.W. Grainger, Inc. ..........................         37,410         3,481,001
                                                                 --------------
                                                                 $   15,226,440
                                                                 --------------
ELECTRONICS -- 5.2%
Applied Materials, Inc. ......................        157,160    $    3,122,769
Intel Corp. ..................................        302,450         7,186,212
Marvell Technology Group Ltd. (a) ............        124,670         2,270,241
SanDisk Corp. (a) ............................         57,450         2,811,603
Taiwan Semiconductor Manufacturing Co. .......
  Ltd., ADR ..................................        153,490         1,708,344
                                                                 --------------
                                                                 $   17,099,169
                                                                 --------------
ENERGY -- INDEPENDENT -- 2.3%
Apache Corp. .................................         29,880    $    2,437,909
CONSOL Energy, Inc. ..........................         18,160           837,358
Devon Energy Corp. ...........................         33,510         2,623,498
Ultra Petroleum Corp. (a) ....................         29,680         1,639,523
                                                                 --------------
                                                                 $    7,538,288
                                                                 --------------
ENERGY -- INTEGRATED -- 4.5%
Exxon Mobil Corp. ............................         88,010    $    7,382,279
Hess Corp. ...................................         82,070         4,838,847
TOTAL S.A., ADR ..............................         32,480         2,630,230
                                                                 --------------
                                                                 $   14,851,356
                                                                 --------------
FOOD & BEVERAGES -- 2.6%
General Mills, Inc. ..........................         26,570    $    1,552,219
Nestle S.A ...................................          5,993         2,275,508
PepsiCo, Inc. ................................         72,080         4,674,388
                                                                 --------------
                                                                 $    8,502,115
                                                                 --------------
FOOD & DRUG STORES -- 1.0%
CVS Corp. ....................................         91,550    $    3,336,998
                                                                 --------------

GAMING & LODGING -- 1.4%
International Game Technology ................         51,160    $    2,031,052
Royal Caribbean Cruises Ltd. (l) .............         57,390         2,466,622
                                                                 --------------
                                                                 $    4,497,674
                                                                 --------------
GENERAL MERCHANDISE -- 2.0%
Family Dollar Stores, Inc. ...................         78,490    $    2,693,777
Macy's, Inc. .................................         73,340         2,917,465
Wal-Mart Stores, Inc. ........................         16,880           812,097
                                                                 --------------
                                                                 $    6,423,339
                                                                 --------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.0%
WellPoint, Inc. (a) ..........................         42,670    $    3,406,346
                                                                 --------------

INSURANCE -- 5.7%
Aflac, Inc. ..................................         58,860    $    3,025,404
Chubb Corp. ..................................         53,110         2,875,375
Genworth Financial, Inc., "A" ................        119,170         4,099,448
Hartford Financial Services Group, Inc. ......         22,470         2,213,520
MetLife, Inc. ................................         98,680         6,362,886
                                                                 --------------
                                                                 $   18,576,633
                                                                 --------------
INTERNET -- 1.7%
Google, Inc., "A" (a) ........................         10,340    $    5,411,749
                                                                 --------------

MAJOR BANKS -- 6.7%
Bank of America Corp. ........................        118,100    $    5,773,909
Bank of New York Co., Inc. ...................        136,460         5,654,902
JPMorgan Chase & Co. .........................        144,340         6,993,273
State Street Corp. ...........................         54,780         3,746,952
                                                                 --------------
                                                                 $   22,169,036
                                                                 --------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.5%
DaVita, Inc. (a) .............................         28,030    $    1,510,256
                                                                 --------------

MEDICAL EQUIPMENT -- 1.7%
Boston Scientific Corp. (a) ..................        216,450    $    3,320,343
C.R. Bard, Inc. ..............................         10,000           826,300
St. Jude Medical, Inc. (a) ...................         35,540         1,474,555
                                                                 --------------
                                                                 $    5,621,198
                                                                 --------------
METALS & MINING -- 1.2%
BHP Billiton PLC .............................        144,590    $    4,009,087
                                                                 --------------

NATURAL GAS -- DISTRIBUTION -- 0.5%
Questar Corp. ................................         30,840    $    1,629,894
                                                                 --------------

NATURAL GAS -- PIPELINE -- 1.7%
Williams Cos., Inc. ..........................        173,800    $    5,495,556
                                                                 --------------

NETWORK & TELECOM -- 2.1%
Cisco Systems, Inc. (a) ......................        192,200    $    5,352,770
Motorola, Inc. ...............................         91,340         1,616,718
                                                                 --------------
                                                                 $    6,969,488
                                                                 --------------
OIL SERVICES -- 3.7%
GlobalSantaFe Corp. (l) ......................         35,075    $    2,534,169
Halliburton Co. ..............................         46,050         1,588,725
National Oilwell Varco, Inc. (a) .............         21,090         2,198,422
Noble Corp. ..................................         37,300         3,637,496
Schlumberger Ltd. ............................         25,720         2,184,657
                                                                 --------------
                                                                 $   12,143,469
                                                                 --------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 2.2%
American Express Co. .........................         70,250    $    4,297,895
Countrywide Financial Corp. ..................         33,020         1,200,277
UBS AG .......................................         30,398         1,816,643
                                                                 --------------
                                                                 $    7,314,815
                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.7%
EMC Corp. (a) ................................        111,750    $    2,022,675
Network Appliance, Inc. (a) ..................        126,320         3,688,544
                                                                 --------------
                                                                 $    5,711,219
                                                                 --------------
PHARMACEUTICALS -- 3.6%
Merck & Co., Inc. ............................         29,200    $    1,454,160
Roche Holding AG .............................         28,360         5,029,436
Wyeth ........................................         90,090         5,165,761
                                                                 --------------
                                                                 $   11,649,357
                                                                 --------------
RAILROAD & SHIPPING -- 0.4%
Burlington Northern Santa Fe Corp. ...........         17,050    $    1,451,637
                                                                 --------------

REAL ESTATE -- 0.5%
Equity Residential, REIT .....................         39,130    $    1,785,502
                                                                 --------------

SPECIALTY CHEMICALS -- 1.7%
Air Products & Chemicals, Inc. ...............         33,900    $    2,724,543
Praxair, Inc. ................................         38,160         2,747,138
                                                                 --------------
                                                                 $    5,471,681
                                                                 --------------
SPECIALTY STORES -- 2.7%
CarMax, Inc. (a) .............................         70,000    $    1,785,000
Lowe's Cos., Inc. ............................        105,330         3,232,578
Nordstrom, Inc. ..............................         29,030         1,484,014
Staples, Inc. ................................        105,020         2,492,125
                                                                 --------------
                                                                 $    8,993,717
                                                                 --------------
TELECOMMUNICATIONS -- WIRELESS -- 0.5%
Leap Wireless International, Inc. (a) ........          3,860    $      326,170
Rogers Communications, Inc., "B" .............         32,710         1,397,900
                                                                 --------------
                                                                 $    1,724,070
                                                                 --------------
TELEPHONE SERVICES -- 2.5%
AT&T, Inc. ...................................        139,400    $    5,785,100
Qwest Communications International, Inc. (a)(l)       148,200         1,437,540
TELUS Corp. (non-voting shares) ..............         17,420         1,028,514
                                                                 --------------
                                                                 $    8,251,154
                                                                 --------------
TOBACCO -- 3.5%
Altria Group, Inc. ...........................        164,010    $   11,503,661
                                                                 --------------

TRUCKING -- 1.2%
FedEx Corp. ..................................         36,700    $    4,072,599
                                                                 --------------

UTILITIES -- ELECTRIC POWER -- 1.8%
DPL, Inc. (l) ................................         27,290    $      773,399
FPL Group, Inc. ..............................         29,090         1,650,567
Integrys Energy Group, Inc. (l) ..............         14,440           732,541
NRG Energy, Inc. (a) .........................         63,820         2,652,997
                                                                 --------------
                                                                 $    5,809,504
                                                                 --------------
    Total Common Stocks
      (Identified Cost, $292,460,735) .......................    $  326,225,507
                                                                 --------------

SHORT-TERM OBLIGATIONS -- 0.5%
New Center Asset Trust,
  5.36%, due 7/02/07,
  at Amortized Cost and Value (y) ............   $  1,784,000    $    1,783,734
                                                                 --------------

COLLATERAL FOR SECURITIES LOANED -- 4.1%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .....     13,388,164    $   13,388,164
                                                                 --------------
    Total Investments
      (Identified Cost, $307,632,633) (k) ...................    $  341,397,405
                                                                 --------------

OTHER ASSETS,
  LESS LIABILITIES -- (3.8)% ................................       (12,625,890)
                                                                 --------------
    Net Assets -- 100.0% ....................................    $  328,771,515
                                                                 --------------
          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

TOTAL RETURN SERIES

COMMON STOCKS -- 58.7%

ISSUER                                             SHARES/PAR         VALUE ($)
AEROSPACE -- 2.0%
Lockheed Martin Corp. ........................        229,060    $   21,561,411
Northrop Grumman Corp. .......................        114,560         8,920,787
United Technologies Corp. ....................        175,720        12,463,820
                                                                 --------------
                                                                 $   42,946,018
                                                                 --------------
ALCOHOLIC BEVERAGES -- 0.4%
Diageo PLC ...................................        369,592    $    7,675,633
                                                                 --------------

APPAREL MANUFACTURERS -- 0.5%
Hanesbrands, Inc. (a)(l) .....................         12,636    $      341,551
NIKE, Inc., "B" ..............................        175,050        10,203,665
                                                                 --------------
                                                                 $   10,545,216
                                                                 --------------
AUTOMOTIVE -- 0.9%
Bayerische Motoren Werke AG (l) ..............        177,750    $   11,532,085
Johnson Controls, Inc. .......................         66,680         7,719,544
                                                                 --------------
                                                                 $   19,251,629
                                                                 --------------
BIOTECHNOLOGY -- 1.1%
Amgen, Inc. (a) ..............................        412,210    $   22,791,091
                                                                 --------------

BROADCASTING -- 0.9%
Citadel Broadcasting Corp. ...................          4,448    $       28,690
E.W. Scripps Co., "A" (l) ....................        224,480        10,256,491
Viacom, Inc., "B" (a) ........................        134,690         5,607,145
Walt Disney Co. ..............................         57,920         1,977,389
WPP Group PLC ................................        122,090         1,825,983
                                                                 --------------
                                                                 $   19,695,698
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 2.4%
Bear Stearns Cos., Inc. ......................         22,990    $    3,218,600
Franklin Resources, Inc. .....................         45,460         6,022,086
Goldman Sachs Group, Inc. ....................         64,890        14,064,908
Julius Baer Holding Ltd. .....................         21,174         1,513,578
KKR Private Equity Investments LP, IEU (z) ...         75,810         1,705,725
Lehman Brothers Holdings, Inc. ...............         38,150         2,842,938
Mellon Financial Corp. .......................        206,750         9,097,000
Merrill Lynch & Co., Inc. ....................         79,500         6,644,610
Morgan Stanley ...............................         70,150         5,884,182
                                                                 --------------
                                                                 $   50,993,627
                                                                 --------------
BUSINESS SERVICES -- 0.2%
Accenture Ltd., "A" ..........................        103,460    $    4,437,399
                                                                 --------------

CABLE TV -- 0.2%
Time Warner Cable, Inc. (a) ..................         97,990    $    3,838,268
                                                                 --------------

CHEMICALS -- 0.8%
3M Co. .......................................         38,300    $    3,324,057
Dow Chemical Co. .............................         35,770         1,581,749
PPG Industries, Inc. .........................        119,850         9,121,784
Syngenta AG ..................................         19,440         3,789,326
                                                                 --------------
                                                                 $   17,816,916
                                                                 --------------
COMPUTER SOFTWARE -- 1.4%
Compuware Corp. (a) ..........................        961,670    $   11,405,406
Oracle Corp. (a) .............................        935,270        18,434,172
                                                                 --------------
                                                                 $   29,839,578
                                                                 --------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.5%
Hewlett-Packard Co. ..........................        208,340    $    9,296,131
International Business Machines Corp. ........         23,600         2,483,900
                                                                 --------------
                                                                 $   11,780,031
                                                                 --------------
CONSTRUCTION -- 1.3%
D.R. Horton, Inc. (l) ........................        258,700    $    5,155,891
Masco Corp. (l) ..............................        686,620        19,548,071
Sherwin-Williams Co. .........................         30,670         2,038,635
Toll Brothers, Inc. (a)(l) ...................         82,510         2,061,100
                                                                 --------------
                                                                 $   28,803,697
                                                                 --------------
CONSUMER GOODS & SERVICES -- 0.5%
Procter & Gamble Co. .........................        187,320    $   11,462,111
                                                                 --------------

CONTAINERS -- 1.0%
Owens-Illinois, Inc. (a) .....................        602,870    $   21,100,450
Smurfit-Stone Container Corp. (a) ............         64,780           862,222
                                                                 --------------
                                                                 $   21,962,672
                                                                 --------------
ELECTRICAL EQUIPMENT -- 2.2%
Cooper Industries Ltd., "A" ..................         12,310    $      702,778
General Electric Co. .........................        399,520        15,293,626
Rockwell Automation, Inc. ....................         76,040         5,280,218
Tyco International Ltd. ......................        477,350        16,129,657
W.W. Grainger, Inc. ..........................         76,020         7,073,661
WESCO International, Inc. (a)(l) .............         32,640         1,973,088
                                                                 --------------
                                                                 $   46,453,028
                                                                 --------------
ELECTRONICS -- 0.6%
Applied Materials, Inc. ......................         40,870    $      812,087
Intel Corp. ..................................        411,240         9,771,062
SanDisk Corp. (a) ............................         65,500         3,205,570
                                                                 --------------
                                                                 $   13,788,719
                                                                 --------------
ENERGY -- INDEPENDENT -- 2.8%
Anadarko Petroleum Corp. .....................        425,150    $   22,103,549
Apache Corp. .................................         98,690         8,052,117
Devon Energy Corp. ...........................        263,910        20,661,514
EOG Resources, Inc. ..........................         36,340         2,655,000
Sunoco, Inc. .................................         24,320         1,937,818
Talisman Energy, Inc. ........................        100,440         1,941,505
Ultra Petroleum Corp. (a) ....................         37,550         2,074,262
                                                                 --------------
                                                                 $   59,425,765
                                                                 --------------
ENERGY -- INTEGRATED -- 3.4%
Chevron Corp. ................................         91,357    $    7,695,914
ConocoPhillips ...............................        110,360         8,663,260
Exxon Mobil Corp. ............................        309,076        25,925,295
Hess Corp. ...................................        198,670        11,713,583
Royal Dutch Shell PLC, ADR ...................         27,280         2,215,136
TOTAL S.A., ADR ..............................        213,720        17,307,046
                                                                 --------------
                                                                 $   73,520,234
                                                                 --------------
FOOD & BEVERAGES -- 1.0%
Kellogg Co. ..................................        150,440    $    7,791,288
Nestle S.A ...................................         19,454         7,386,574
PepsiCo, Inc. ................................        100,350         6,507,698
Tyson Foods, Inc., "A" .......................         34,270           789,581
                                                                 --------------
                                                                 $   22,475,141
                                                                 --------------
FOOD & DRUG STORES -- 0.6%
CVS Corp. ....................................        250,562    $    9,132,985
Sally Beauty Holdings, Inc. (a)(l) ...........        466,150         4,195,350
                                                                 --------------
                                                                 $   13,328,335
                                                                 --------------
FOREST & PAPER PRODUCTS -- 0.5%
Bowater, Inc. (l) ............................        339,130    $    8,461,294
MeadWestvaco Corp. (l) .......................         75,840         2,678,669
                                                                 --------------
                                                                 $   11,139,963
                                                                 --------------

GAMING & LODGING -- 0.2%
Royal Caribbean Cruises Ltd. (l) .............         84,700    $    3,640,406
                                                                 --------------

GENERAL MERCHANDISE -- 1.3%
Macy's, Inc. .................................        626,480    $   24,921,374
Wal-Mart Stores, Inc. ........................         50,760         2,442,064
                                                                 --------------
                                                                 $   27,363,438
                                                                 --------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.7%
UnitedHealth Group, Inc. .....................         87,310    $    4,465,033
WellPoint, Inc. (a) ..........................        125,190         9,993,918
                                                                 --------------
                                                                 $   14,458,951
                                                                 --------------
INSURANCE -- 5.4%
Aflac, Inc. ..................................        119,290    $    6,131,506
Allstate Corp. ...............................        467,540        28,758,385
Chubb Corp. ..................................         45,950         2,487,733
Conseco, Inc. (a) ............................        773,160        16,151,312
Genworth Financial, Inc., "A" ................        785,680        27,027,392
Hartford Financial Services Group, Inc. ......        106,770        10,517,913
MetLife, Inc. ................................        177,420        11,440,042
Principal Financial Group, Inc. ..............         16,900           985,101
Prudential Financial, Inc. ...................          4,340           421,978
Travelers Cos., Inc. .........................        241,720        12,932,020
                                                                 --------------
                                                                 $  116,853,382
                                                                 --------------
LEISURE & TOYS -- 0.1%
Polaris Industries, Inc. (l) .................         27,000    $    1,462,320
                                                                 --------------

MACHINERY & TOOLS -- 0.6%
Deere & Co. ..................................         73,060    $    8,821,264
Eaton Corp. ..................................         10,140           943,020
Timken Co. ...................................         66,510         2,401,676
                                                                 --------------
                                                                 $   12,165,960
                                                                 --------------
MAJOR BANKS -- 5.1%
Bank of America Corp. ........................        792,360    $   38,738,480
Bank of New York Co., Inc. ...................        522,280        21,643,283
JPMorgan Chase & Co. .........................        478,152        23,166,464
PNC Financial Services Group, Inc. ...........        134,510         9,628,226
State Street Corp. ...........................         62,400         4,268,160
SunTrust Banks, Inc. .........................        139,710        11,978,735
                                                                 --------------
                                                                 $  109,423,348
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.4%
Omnicare, Inc. (l) ...........................         78,700    $    2,837,922
Tenet Healthcare Corp. (a)(l) ................        799,580         5,205,266
                                                                 --------------
                                                                 $    8,043,188
                                                                 --------------
MEDICAL EQUIPMENT -- 1.9%
Boston Scientific Corp. (a) ..................      1,055,130    $   16,185,694
Cooper Cos., Inc. (l) ........................        215,790        11,505,923
DENTSPLY International, Inc. .................         52,510         2,009,033
Pall Corp. ...................................        222,360        10,226,336
                                                                 --------------
                                                                 $   39,926,986
                                                                 --------------
METALS & MINING -- 0.1%
BHP Billiton PLC .............................         76,810    $    2,129,732
                                                                 --------------

NATURAL GAS -- DISTRIBUTION -- 0.1%
Questar Corp. ................................         22,800    $    1,204,980
                                                                 --------------

NATURAL GAS -- PIPELINE -- 0.6%
Williams Cos., Inc. ..........................        388,580    $   12,286,900
                                                                 --------------

NETWORK & TELECOM -- 1.3%
Cisco Systems, Inc. (a) ......................        129,410    $    3,604,069
Motorola, Inc. ...............................        260,000         4,602,000
Nortel Networks Corp. (a) ....................        784,459        18,866,239
                                                                 --------------
                                                                 $   27,072,308
                                                                 --------------
OIL SERVICES -- 0.8%
GlobalSantaFe Corp. (l) ......................         93,470    $    6,753,208
Halliburton Co. ..............................         39,700         1,369,650
Noble Corp. ..................................         98,020         9,558,910
                                                                 --------------
                                                                 $   17,681,768
                                                                 --------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 4.4%
American Express Co. .........................        139,850    $    8,556,023
Capital One Financial Corp. ..................         29,200         2,290,448
Citigroup, Inc. ..............................        552,603        28,343,008
Countrywide Financial Corp. ..................        220,080         7,999,908
Fannie Mae ...................................        209,900        13,712,767
Freddie Mac ..................................        161,920         9,828,544
New York Community Bancorp, Inc. (l) .........        662,310        11,272,516
UBS AG .......................................        128,840         7,699,726
UBS AG .......................................         69,910         4,195,299
                                                                 --------------
                                                                 $   93,898,239
                                                                 --------------
PHARMACEUTICALS -- 3.2%
Abbott Laboratories ..........................         29,730    $    1,592,042
Eli Lilly & Co. ..............................        132,060         7,379,513
GlaxoSmithKline PLC ..........................         85,000         2,226,985
GlaxoSmithKline PLC, ADR (l) .................         82,430         4,316,859
Johnson & Johnson ............................        257,440        15,863,453
Merck & Co., Inc. ............................        134,120         6,679,176
Warner Chilcott Ltd., "A" (a)(l) .............        289,710         5,240,854
Wyeth ........................................        449,330        25,764,582
                                                                 --------------
                                                                 $   69,063,464
                                                                 --------------
PRINTING & PUBLISHING -- 0.8%
New York Times Co., "A" (l) ..................        638,720    $   16,223,488
                                                                 --------------

RAILROAD & SHIPPING -- 0.4%
Burlington Northern Santa Fe Corp. ...........         65,510    $    5,577,521
Norfolk Southern Corp. .......................         56,110         2,949,703
                                                                 --------------
                                                                 $    8,527,224
                                                                 --------------
SPECIALTY CHEMICALS -- 0.5%
Air Products & Chemicals, Inc. ...............         95,440    $    7,670,513
Praxair, Inc. ................................         45,950         3,307,941
                                                                 --------------
                                                                 $   10,978,454
                                                                 --------------
SPECIALTY STORES -- 0.2%
Lowe's Cos., Inc. ............................         25,920    $      795,485
Staples, Inc. ................................        154,000         3,654,420
                                                                 --------------
                                                                 $    4,449,905
                                                                 --------------
TELECOMMUNICATIONS -- WIRELESS -- 0.4%
Sprint Nextel Corp. ..........................        214,800    $    4,448,508
Vodafone Group PLC, ADR ......................        127,167         4,276,626
                                                                 --------------
                                                                 $    8,725,134
                                                                 --------------
TELEPHONE SERVICES -- 1.9%
AT&T, Inc. ...................................        225,966    $    9,377,589
Embarq Corp. .................................         96,049         6,086,625
Qwest Communications International,
  Inc. (a)(l) ................................        559,420         5,426,374
TELUS Corp. ..................................         27,520         1,651,252
TELUS Corp. (non-voting shares) ..............          9,940           586,879
Verizon Communications, Inc. .................        431,210        17,752,916
                                                                 --------------
                                                                 $   40,881,635
                                                                 --------------

TOBACCO -- 1.1%
Altria Group, Inc. ...........................        346,750    $   24,321,045
                                                                 --------------

TRUCKING -- 0.1%
United Parcel Service, Inc., "B" .............         28,200    $    2,058,600
                                                                 --------------

UTILITIES -- ELECTRIC POWER -- 1.9%
Dominion Resources, Inc. .....................         71,570    $    6,177,207
DPL, Inc. (l) ................................         99,160         2,810,194
Edison International .........................         34,550         1,938,946
Entergy Corp. ................................         27,680         2,971,448
FPL Group, Inc. ..............................        235,940        13,387,236
Integrys Energy Group, Inc. (l) ..............         34,690         1,759,824
NRG Energy, Inc. (a) .........................        127,140         5,285,210
PPL Corp. ....................................         27,100         1,268,009
Public Service Enterprise Group, Inc. ........         70,680         6,204,290
                                                                 --------------
                                                                 $   41,802,364
                                                                 --------------
    Total Common Stocks
      (Identified Cost, $995,185,519) .......................    $1,258,613,988
                                                                 --------------

BONDS -- 39.7%
AGENCY -- OTHER -- 0.0%
Financing Corp., 9.65%, 2018 .................   $    490,000    $      660,573
                                                                 --------------
ASSET BACKED & SECURITIZED -- 4.6%
Banc of America Commercial Mortgage, Inc.,
  "A4", FRN, 5.3533%, 2047 ...................   $  1,000,000    $      964,452
Banc of America Commercial Mortgage, Inc.,
  "AM", FRN, 5.3533%, 2047 ...................        776,389           745,621
Banc of America Commercial Mortgage, Inc.,
  FRN, 5.482%, 2017 ..........................      1,856,627         1,794,300
Banc of America Commercial Mortgage, Inc.,
  FRN, 4.857%, 2043 ..........................      2,050,000         1,931,610
Bayview Financial Revolving Mortgage Loan
  Trust, FRN, 6.12%, 2040 (z) ................      1,850,000         1,849,991
Bear Stearns Commercial Mortgage Securities,
  Inc., FRN, 5.116%, 2041 ....................      1,220,816         1,171,293
BlackRock Capital Finance LP, 7.75%, 2026 (n)         186,679           186,009
Chase Commercial Mortgage Securities Corp.,
  7.543%, 2032 ...............................        352,172           356,781
Citigroup Commercial Mortgage Trust,
  5.462%, 2049 ...............................      2,429,505         2,345,556
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, 5.648%, 2048 ........................      2,400,000         2,354,345
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, "H", FRN, 5.8816%, 2049 (z) .........        734,911           678,477
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, "J", FRN, 5.8816%, 2049 (z) .........      1,240,000         1,118,268
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, FRN, 5.3996%, 2044 ..................        570,000           559,339
Countrywide Asset-Backed Certificates,
  FRN, 4.575%, 2035 ..........................         39,384            39,161
Countrywide Asset-Backed Certificates,
  FRN, 4.823%, 2035 ..........................        692,621           687,543
Countrywide Asset-Backed Certificates,
  FRN, 5.689%, 2046 ..........................      1,120,000         1,111,737
Credit Suisse Commercial Mortgage Trust,
  5.509%, 2039 ...............................      1,449,204         1,402,519
Credit Suisse Mortgage Capital Certificate,
  5.343%, 2039 ...............................      2,410,000         2,306,954
CRIIMI MAE Commercial Mortgage Trust,
  7%, 2033 (n) ...............................        525,004           521,224
Deutsche Mortgage & Asset Receiving Corp.,
  6.538%, 2031 ...............................        543,260           543,681
Falcon Franchise Loan LLC, 7.382%, 2010 (n) ..        166,403           167,949
GE Commercial Mortgage Corp., FRN,
  5.5182%, 2044 ..............................      1,330,000         1,287,963
GMAC Mortgage Corp. Loan Trust, FRN,
  5.805%, 2036 ...............................      1,316,000         1,309,518
Greenwich Capital Commercial Funding Corp.,
  4.305%, 2042 ...............................      1,644,482         1,602,019
Greenwich Capital Commercial Funding Corp.,
  FRN, 6.1126%, 2016 .........................      1,225,000         1,232,801
Greenwich Capital Commercial Funding Corp.,
  FRN, 5.317%, 2036 ..........................        625,465           611,007
Greenwich Capital Commercial Funding Corp.,
  FRN, 5.224%, 2037 ..........................      1,532,847         1,475,966
JPMorgan Chase Commercial Mortgage Securities
  Corp., 4.78%, 2042 .........................      1,620,000         1,506,531
JPMorgan Chase Commercial Mortgage Securities
  Corp., 5.552%, 2045 ........................      2,420,000         2,364,921
JPMorgan Chase Commercial Mortgage Securities
  Corp., 5.44%, 2045 .........................      1,203,050         1,163,797
JPMorgan Chase Commercial Mortgage Securities
  Corp., 5.372%, 2047 ........................      2,020,000         1,932,786
JPMorgan Chase Commercial Mortgage Securities
  Corp., FRN, 5.3802%, 2041 ..................      1,985,000         1,933,287
JPMorgan Chase Commercial Mortgage Securities
  Corp., FRN, 5.4721%, 2043 ..................      2,290,000         2,219,715
JPMorgan Chase Commercial Mortgage Securities
  Corp., FRN, 5.475%, 2043 ...................      2,420,000         2,356,877
JPMorgan Chase Commercial Mortgage Securities
  Corp., FRN, 5.855%, 2043 ...................      2,350,000         2,347,004
JPMorgan Chase Commercial Mortgage Securities
  Corp., FRN, 6.0657%, 2045 ..................      2,420,000         2,434,637
JPMorgan Chase Commercial Mortgage Securities
  Corp., FRN, 5.038%, 2046 ...................      2,097,327         1,998,967
LB-UBS Commercial Mortgage Trust, 5.413%, 2039        638,518           615,022
LB-UBS Commercial Mortgage Trust, 5.455%, 2040      3,311,000         3,189,190
Merrill Lynch Mortgage Trust, FRN,
  5.843%, 2039 ...............................      2,245,000         2,220,877
Merrill Lynch Mortgage Trust, FRN,
  5.4405%, 2044 ..............................      1,029,000           993,902
Merrill Lynch/Countrywide Commercial Mortgage
  Trust, FRN, 5.6577%, 2039 ..................      1,140,000         1,112,962
Merrill Lynch/Countrywide Commercial Mortgage
  Trust, FRN, 5.204%, 2049 ...................      2,470,000         2,344,405
Morgan Stanley Capital I, Inc., 5.168%, 2042 .        859,244           826,648
Morgan Stanley Capital I, Inc., FRN,
  0.6998%, 2030 (i)(n) .......................     58,112,980           617,224
Multi-Family Capital Access One, Inc.,
  6.65%, 2024 ................................        361,255           364,097
Residential Asset Mortgage Products, Inc.,
  4.109%, 2035 ...............................        784,815           777,985
Residential Asset Mortgage Products, Inc.,
  FRN, 4.9708%, 2034 .........................        931,000           910,182
Residential Funding Mortgage Securities, Inc.,
  FRN, 5.32%, 2035 ...........................      1,405,000         1,385,986
Spirit Master Funding LLC, 5.05%, 2023 (z) ...      1,647,669         1,542,613
Structured Asset Securities Corp., FRN,
  4.67%, 2035 ................................      2,692,506         2,664,216
Wachovia Bank Commercial Mortgage Trust,
  5.378%, 2017 ...............................      4,000,000         3,844,404
Wachovia Bank Commercial Mortgage Trust,
  4.935%, 2042 ...............................      2,750,000         2,600,445
Wachovia Bank Commercial Mortgage Trust,
  4.75%, 2044 ................................      2,500,000         2,323,151
Wachovia Bank Commercial Mortgage Trust,
  5.339%, 2048 ...............................      2,410,000         2,307,212
Wachovia Bank Commercial Mortgage Trust,
  FRN, 4.847%, 2041 ..........................      2,000,000         1,885,813
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.083%, 2042 ..........................      2,033,724         1,940,277
Wachovia Bank Commercial Mortgage Trust,
  FRN, 6.0213%, 2043 (z) .....................      1,890,000         1,761,300
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.3683%, 2044 .........................      1,432,000         1,377,234
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.4905%, 2044 .........................      1,744,000         1,685,413
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.466%, 2045 ..........................      2,205,000         2,139,938
Wachovia Bank Commercial Mortgage Trust,
  FRN, 6.1637%, 2045 .........................      1,660,000         1,673,737
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.795%, 2045 ..........................      1,710,000         1,693,642
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.603%, 2048 ..........................      2,400,000         2,344,388
                                                                 --------------
                                                                 $   97,756,869
                                                                 --------------
AUTOMOTIVE -- 0.1%
Johnson Controls, Inc., 5.5%, 2016 ...........   $  1,608,000    $    1,556,986
                                                                 --------------

BROADCASTING -- 0.1%
CBS Corp., 6.625%, 2011 ......................   $  1,595,000    $    1,637,143
News America Holdings, 8.5%, 2025 ............        994,000         1,167,393
News America, Inc., 6.2%, 2034 ...............        476,000           443,722
                                                                 --------------
                                                                 $    3,248,258
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 0.3%
Goldman Sachs Group, Inc.,
  5.625%, 2017 ...............................   $  2,111,000    $    2,023,210
Merrill Lynch & Co., Inc., 6.05%, 2016 .......      1,388,000         1,372,908
Merrill Lynch & Co., Inc., 6.11%, 2037 .......      1,440,000         1,351,185
Morgan Stanley, 5.75%, 2016 ..................      1,145,000         1,118,563
Morgan Stanley Group, Inc., 6.75%, 2011 ......      1,530,000         1,586,344
                                                                 --------------
                                                                 $    7,452,210
                                                                 --------------
BUILDING -- 0.1%
CRH America, Inc., 6.95%, 2012 ...............   $  1,847,000    $    1,919,173
                                                                 --------------

BUSINESS SERVICES -- 0.1%
Cisco Systems, Inc., 5.5%, 2016 ..............   $  1,519,000    $    1,482,252
Xerox Corp., 5.5%, 2012 ......................        920,000           904,194
Xerox Corp., 6.4%, 2016 ......................        470,000           472,898
                                                                 --------------
                                                                 $    2,859,344
                                                                 --------------
CABLE TV -- 0.1%
Cox Communications, Inc.,
  4.625%, 2013 ...............................   $  1,624,000    $    1,521,032
Time Warner Entertainment Co. LP, 8.375%,
  2033 .......................................      1,330,000         1,543,520
                                                                 --------------
                                                                 $    3,064,552
                                                                 --------------
CONGLOMERATES -- 0.1%
Kennametal, Inc., 7.2%, 2012 .................   $  1,780,000    $    1,867,815
                                                                 --------------

CONSUMER GOODS & SERVICES -- 0.2%
Fortune Brands, Inc., 5.125%, 2011 ...........   $  1,671,000    $    1,630,579
Western Union Co., 5.4%, 2011 ................      2,300,000         2,269,129
                                                                 --------------
                                                                 $    3,899,708
                                                                 --------------
DEFENSE ELECTRONICS -- 0.0%
BAE Systems Holdings, Inc.,
  5.2%, 2015 (n) .............................   $    753,000    $      719,357
                                                                 --------------

EMERGING MARKET QUASI-SOVEREIGN -- 0.1%
Pemex Project Funding Master Trust,
  8.625%, 2022 ...............................   $    316,000    $      388,630
Ras Laffan Liquefied Natural Gas Co. Ltd.,
  5.832%, 2016 (n) ...........................      1,130,000         1,110,914
                                                                 --------------
                                                                 $    1,499,544
                                                                 --------------
EMERGING MARKET SOVEREIGN -- 0.0%
State of Israel, 4.625%, 2013 ................   $    981,000    $      928,186
                                                                 --------------

ENERGY -- INDEPENDENT -- 0.3%
Anadarko Petroleum Corp.,
  5.95%, 2016 ................................   $    910,000    $      888,545
Nexen, Inc., 5.875%, 2035 ....................      1,200,000         1,076,912
Ocean Energy, Inc., 7.25%, 2011 ..............      2,246,000         2,363,978
XTO Energy, Inc., 5.65%, 2016 ................      2,120,000         2,058,677
                                                                 --------------
                                                                 $    6,388,112
                                                                 --------------
ENTERTAINMENT -- 0.1%
Walt Disney Co., 5.625%, 2016 ................   $  1,388,000    $    1,377,564
                                                                 --------------

FINANCIAL INSTITUTIONS -- 0.6%
American Express Co., 5.5%, 2016 .............   $  2,360,000    $    2,306,230
Capital One Financial Co., 6.15%, 2016 .......      1,540,000         1,520,430
Capmark Financial Group, Inc., 5.875%, 2012 (z)     1,970,000         1,944,183
CIT Group, Inc., 6.1% to 2017, FRN to 2067 ...        200,000           182,144
Countrywide Financial Corp., 6.25%, 2016 .....      1,892,000         1,858,137
General Electric Capital Corp., 5.45%, 2013 ..        179,000           177,133
HSBC Finance Corp., 5.25%, 2011 ..............      1,510,000         1,492,288
ORIX Corp., 5.48%, 2011 ......................      2,290,000         2,257,507
Residential Capital LLC, 6.875%, 2015 ........      2,100,000         2,036,822
                                                                 --------------
                                                                 $   13,774,874
                                                                 --------------
FOOD & BEVERAGES -- 0.3%
Diageo Finance B.V., 5.5%, 2013 ..............   $  2,560,000    $    2,519,967
Miller Brewing Co., 5.5%, 2013 (n) ...........      2,985,000         2,935,088
                                                                 --------------
                                                                 $    5,455,055
                                                                 --------------
FOOD & DRUG STORES -- 0.1%
CVS Caremark Corp., 6.125%, 2016 .............   $  1,140,000    $    1,130,121
CVS Caremark Corp., 5.75%, 2017 ..............        860,000           829,747
                                                                 --------------
                                                                 $    1,959,868
                                                                 --------------

FOREST & PAPER PRODUCTS -- 0.0%
MeadWestvaco Corp., 6.8%, 2032 ...............   $    724,000    $      660,697
                                                                 --------------

GAMING & LODGING -- 0.2%
Marriott International, Inc., 6.375%, 2017 ...   $  2,810,000    $    2,817,171
Wyndham Worldwide Corp., 6%, 2016 ............      1,146,000         1,105,284
                                                                 --------------
                                                                 $    3,922,455
                                                                 --------------

INSURANCE -- 0.3%
American International Group, Inc.,
  6.25%, 2037 ................................   $  1,620,000    $    1,531,733
ING Groep N.V., 5.775% to 2015, FRN to 2049 ..      2,555,000         2,465,951
MetLife, Inc., 6.5%, 2032 ....................        578,000           594,472
MetLife, Inc., 6.4%, 2036 ....................      1,440,000         1,333,947
                                                                 --------------
                                                                 $    5,926,103
                                                                 --------------

INSURANCE -- PROPERTY & CASUALTY -- 0.3%
Allstate Corp., 6.125%, 2032 .................   $  1,617,000    $    1,582,490
Chubb Corp., 6.375% to 2017, FRN to 2037 .....      2,340,000         2,288,284
Fund American Cos., Inc., 5.875%, 2013 .......      1,110,000         1,091,524
ZFS Finance USA Trust IV, FRN, 5.875%, 2032 (z)       500,000           492,626
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z) .      2,080,000         2,030,431
                                                                 --------------
                                                                 $    7,485,355
                                                                 --------------

INTERNATIONAL MARKET QUASI-SOVEREIGN -- 0.2%
Hydro-Quebec, 6.3%, 2011 .....................   $  2,256,000    $    2,329,489
Province of Ontario, 5%, 2011 ................      2,280,000         2,257,335
                                                                 --------------
                                                                 $    4,586,824
                                                                 --------------

MACHINERY & TOOLS -- 0.1%
Atlas Copco AB, 5.6%, 2017 (z) ...............   $  1,760,000    $    1,714,984
                                                                 --------------

MAJOR BANKS -- 1.1%
Bank of America Corp., 5.3%, 2017 ............   $  1,390,000    $    1,327,290
Bank of America Corp., 5.49%, 2019 ...........      2,100,000         1,987,673
BNP Paribas, 7.195% to 2037, FRN to 2049 (z) .      1,500,000         1,517,003
DBS Capital Funding Corp., 7.657% to 2011,
  FRN to 2049 (n) ............................      1,476,000         1,573,081
HBOS Capital Funding LP, 6.071% to 2014,
  FRN to 2049 (n) ............................        977,000           972,384
MUFG Capital Finance 1 Ltd., 6.346% to 2016,
  FRN to 2049 ................................      1,638,000         1,609,459
Natexis AMBS Co. LLC, 8.44% to 2008, FRN
  to 2049 (n) ................................        135,000           138,558
PNC Funding Corp., 5.625%, 2017 ..............      1,180,000         1,155,967
Socgen Real Estate LLC, 7.64% to 2007,
  FRN to 2049 (n) ............................      3,128,000         3,143,183
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049 (n) ..............      1,509,000         1,666,269
Wachovia Corp., 5.25%, 2014 ..................      3,339,000         3,243,458
Wells Fargo National Bank, 4.75%, 2015 .......      3,338,000         3,130,119
Wells Fargo National Bank, 5.75%, 2016 .......      2,550,000         2,545,581
                                                                 --------------
                                                                 $   24,010,025
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.3%
Baxter International, Inc., 5.9%, 2016 .......   $  1,622,000    $    1,621,851
Cardinal Health, Inc., 5.85%, 2017 ...........      1,234,000         1,198,336
HCA, Inc., 8.75%, 2010 .......................        355,000           370,531
Hospira, Inc., 5.55%, 2012 ...................        570,000           565,035
Hospira, Inc., 6.05%, 2017 ...................      2,020,000         1,989,153
McKesson Corp., 5.7%, 2017 ...................      1,210,000         1,168,983
                                                                 --------------
                                                                 $    6,913,889
                                                                 --------------
METALS & MINING -- 0.1%
Vale Overseas Ltd., 6.25%, 2017 ..............   $  1,650,000    $    1,636,503
                                                                 --------------

MORTGAGE BACKED -- 14.0%
Fannie Mae, 4.01%, 2013 ......................   $    190,549    $      177,035
Fannie Mae, 4.545%, 2014 .....................      1,403,325         1,329,045
Fannie Mae, 4.63%, 2014 ......................        475,393           450,766
Fannie Mae, 4.839%, 2014 .....................        923,858           887,492
Fannie Mae, 4.88%, 2014 ......................        322,014           308,498
Fannie Mae, 4.56%, 2015 ......................        315,004           298,004
Fannie Mae, 4.7%, 2015 .......................        678,330           646,759
Fannie Mae, 4.78%, 2015 ......................        449,954           430,197
Fannie Mae, 4.856%, 2015 .....................        321,563           305,881
Fannie Mae, 4.925%, 2015 .....................      3,123,030         3,003,901
Fannie Mae, 5.034%, 2015 .....................        237,861           230,461
Fannie Mae, 5.09%, 2016 ......................        460,000           446,912
Fannie Mae, 5.5%, 2016 - 2037 ................     92,889,815        90,145,643
Fannie Mae, 5.05%, 2017 ......................        460,000           445,546
Fannie Mae, 6%, 2017 - 2037 ..................     48,829,958        48,542,584
Fannie Mae, 4.5%, 2018 - 2035 ................      9,866,586         9,258,122
Fannie Mae, 5%, 2018 - 2036 ..................     33,701,909        32,044,757
Fannie Mae, 7.5%, 2030 - 2031 ................        317,739           331,858
Fannie Mae, 6.5%, 2031 - 2037 ................     12,478,294        12,652,468
Freddie Mac, 6%, 2016 - 2037 .................     20,449,372        20,364,053
Freddie Mac, 5%, 2017 - 2035 .................     25,319,676        23,989,030
Freddie Mac, 4.5%, 2018 - 2035 ...............     10,168,298         9,621,583
Freddie Mac, 5.5%, 2019 - 2036 ...............     24,678,775        23,983,379
Freddie Mac, 6.5%, 2034 ......................      2,639,394         2,679,800
Ginnie Mae, 4.5%, 2033 - 2034 ................      1,632,924         1,494,204
Ginnie Mae, 5%, 2033 - 2034 ..................      1,745,174         1,653,018
Ginnie Mae, 5.5%, 2033 - 2035 ................      7,852,676         7,635,258
Ginnie Mae, 6%, 2033 - 2035 ..................      5,394,262         5,375,386
Ginnie Mae, 6.5%, 2035 - 2036 ................        910,228           925,835
                                                                 --------------
                                                                 $  299,657,475
                                                                 --------------
NATURAL GAS -- PIPELINE -- 0.3%
CenterPoint Energy Resources Corp.,
  7.875%, 2013 ...............................   $  1,285,000    $    1,402,622
Kinder Morgan Energy Partners LP, 6.75%, 2011         740,000           765,805
Kinder Morgan Energy Partners LP, 5.125%, 2014        956,000           901,692
Kinder Morgan Energy Partners LP, 7.4%, 2031 .        804,000           847,554
Kinder Morgan Energy Partners LP, 7.75%, 2032         590,000           645,253
Spectra Energy Capital LLC, 8%, 2019 .........        987,000         1,095,430
                                                                 --------------
                                                                 $    5,658,356
                                                                 --------------
NETWORK & TELECOM -- 0.7%
AT&T, Inc., 6.15%, 2034 ......................   $  1,619,000    $    1,552,312
BellSouth Corp., 6.55%, 2034 .................      1,472,000         1,469,520
Deutsche Telekom B.V., 5.75%, 2016 ...........      2,086,000         2,034,920
Telecom Italia Capital, 5.25%, 2013 ..........        752,000           716,561
Telefonica Emisiones S.A.U., 7.045%, 2036 ....      1,150,000         1,190,914
Telefonica Europe B.V., 7.75%, 2010 ..........        750,000           795,062
TELUS Corp., 8%, 2011 ........................      2,058,000         2,200,722
Verizon New York, Inc., 6.875%, 2012 .........      4,213,000         4,392,508
                                                                 --------------
                                                                 $   14,352,519
                                                                 --------------
OIL SERVICES -- 0.1%
Halliburton Co., 5.5%, 2010 ..................   $    793,000    $      792,231
Weatherford International, Inc.,
  6.35%, 2017 (z) ............................        520,000           526,863
                                                                 --------------
                                                                 $    1,319,094
                                                                 --------------
OILS -- 0.1%
Valero Energy Corp., 6.875%, 2012 ............   $  1,193,000    $    1,249,345
                                                                 --------------

OTHER BANKS & DIVERSIFIED FINANCIALS -- 0.7%
Citigroup, Inc., 5%, 2014 ....................   $  3,482,000    $    3,312,294
Credit Suisse (USA), Inc., 4.125%, 2010 ......      1,530,000         1,484,421
Credit Suisse (USA), Inc., 4.875%, 2010 ......      1,292,000         1,272,457
Mizuho Capital Investment 1 Ltd., 6.686%
  to 2016, FRN to 2049(n) ....................      2,140,000         2,115,998
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)     1,019,000           961,456
UBS Preferred Funding Trust V, 6.243% to 2016,
  FRN to 2049 ................................      2,140,000         2,148,449
UFJ Finance Aruba AEC, 6.75%, 2013 ...........      1,624,000         1,714,772
Woori Bank, 6.125% to 2011, FRN to 2016 (n) ..      2,715,000         2,728,016
                                                                 --------------
                                                                 $   15,737,863
                                                                 --------------
PHARMACEUTICALS -- 0.1%
Allergan, Inc., 5.75%, 2016 ..................   $  1,720,000    $    1,710,504
                                                                 --------------

POLLUTION CONTROL -- 0.1%
Waste Management, Inc., 7.375%, 2010 .........   $  1,341,000    $    1,404,976
                                                                 --------------

RAILROAD & SHIPPING -- 0.2%
Burlington Northern Santa Fe Corp., 5.65%, 2017  $  2,340,000    $    2,279,527
CSX Corp., 6.75%, 2011 .......................        450,000           465,087
CSX Corp., 7.9%, 2017 ........................      1,350,000         1,503,095
Union Pacific Corp., 6.125%, 2012 ............        507,000           513,597
                                                                 --------------
                                                                 $    4,761,306
                                                                 --------------
REAL ESTATE -- 0.4%
Boston Properties, Inc., REIT, 5%, 2015 ......   $    369,000    $      349,112
Erp Operating LP, 5.75%, 2017 ................      2,030,000         1,990,127
HRPT Properties Trust, REIT, 6.25%, 2016 .....      1,945,000         1,956,670
Kimco Realty Corp., REIT, 5.783%, 2016 .......      1,090,000         1,076,348
ProLogis, REIT, 5.75%, 2016 ..................      1,992,000         1,964,811
Simon Property Group LP, REIT, 5.1%, 2015 ....      1,070,000         1,017,089
Simon Property Group LP, REIT, 5.875%, 2017 ..      1,131,000         1,124,733
Vornado Realty Trust, REIT, 4.75%, 2010 ......        189,000           183,146
                                                                 --------------
                                                                 $    9,662,036
                                                                 --------------
RETAILERS -- 0.3%
Federated Retail Holdings, Inc., 5.35%, 2012 .   $    540,000    $      530,520
Home Depot, Inc., 5.4%, 2016 .................      1,375,000         1,288,914
Limited Brands, Inc., 5.25%, 2014 ............      1,886,000         1,754,276
Wal-Mart Stores, Inc., 5.25%, 2035 ...........      2,241,000         1,958,968
                                                                 --------------
                                                                 $    5,532,678
                                                                 --------------
TELECOMMUNICATIONS -- WIRELESS -- 0.2%
Cingular Wireless LLC, 6.5%, 2011 ............   $    693,000    $      716,662
Nextel Communications, Inc., 5.95%, 2014 .....      2,055,000         1,957,291
Vodafone Group PLC, 5.625%, 2017 .............      2,102,000         2,009,916
                                                                 --------------
                                                                 $    4,683,869
                                                                 --------------
U.S. GOVERNMENT AGENCIES -- 1.2%
Fannie Mae, 6.625%, 2009 - 2010 ..............   $ 13,027,000    $   13,521,777
Fannie Mae, 6%, 2011 .........................      1,539,000         1,579,499
Federal Home Loan Bank, 3.9%, 2008 ...........      1,240,000         1,228,475
Small Business Administration, 4.77%, 2024 ...        905,399           862,209
Small Business Administration, 4.99%, 2024 ...      1,328,793         1,280,868
Small Business Administration, 5.18%, 2024 ...      1,503,393         1,467,851
Small Business Administration, 5.09%, 2025 ...      1,363,841         1,314,626
Small Business Administration, 5.11%, 2025 ...      2,869,464         2,774,353
Small Business Administration, 5.39%, 2025 ...        999,007           981,906
                                                                 --------------
                                                                 $   25,011,564
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- 10.6%
U.S. Treasury Bonds, 8%, 2021 ................   $    320,000    $      409,425
U.S. Treasury Bonds, 6%, 2026 ................      2,999,000         3,273,594
U.S. Treasury Bonds, 6.75%, 2026 .............      4,289,000         5,074,423
U.S. Treasury Bonds, 5.375%, 2031 ............     21,514,000        22,092,189
U.S. Treasury Bonds, 4.5%, 2036 ..............     10,952,000         9,916,696
U.S. Treasury Notes, 5.5%, 2008 ..............      7,085,000         7,105,483
U.S. Treasury Notes, 5.625%, 2008 ............     25,512,000        25,639,560
U.S. Treasury Notes, 4.75%, 2008 .............     29,887,000        29,791,272
U.S. Treasury Notes, 4.5%, 2009 ..............     16,770,000        16,648,149
U.S. Treasury Notes, 4.875%, 2009 ............     34,332,000        34,307,865
U.S. Treasury Notes, 6.5%, 2010 ..............     10,736,000        11,151,183
U.S. Treasury Notes, 5.125%, 2011 ............     36,416,000        36,691,960
U.S. Treasury Notes, 4.375%, 2012 ............      1,778,000         1,737,856
U.S. Treasury Notes, 4%, 2012 ................      1,910,000         1,831,064
U.S. Treasury Notes, 10.375%, 2012 ...........      1,482,000         1,510,250
U.S. Treasury Notes, 3.875%, 2013 ............      2,121,000         2,014,454
U.S. Treasury Notes, 4.25%, 2013 .............      2,533,000         2,438,605
U.S. Treasury Notes, TIPS, 4.25%, 2010 .......      7,768,492         8,062,847
U.S. Treasury Notes, TIPS, 2%, 2014 ..........      8,470,383         8,140,173
                                                                 --------------
                                                                 $  227,837,048
                                                                 --------------
UTILITIES -- ELECTRIC POWER -- 0.9%
Dominion Resources, Inc., 5.15%, 2015 ........   $  1,515,000    $    1,438,959
Exelon Generation Co. LLC, 6.95%, 2011 .......      2,652,000         2,753,312
FirstEnergy Corp., 6.45%, 2011 ...............      2,246,000         2,303,078
MidAmerican Energy Holdings Co., 3.5%, 2008 ..      1,030,000         1,012,517
MidAmerican Energy Holdings Co., 5.875%, 2012         535,000           539,615
MidAmerican Funding LLC, 6.927%, 2029 ........      2,762,000         2,981,952
Oncor Electric Delivery Co., 7%, 2022 ........      1,582,000         1,652,209
Pacific Gas & Electric Co., 4.8%, 2014 .......        425,000           401,665
Pacific Gas & Electric Co., 5.8%, 2037 .......        630,000           587,645
PSEG Power LLC, 6.95%, 2012 ..................        697,000           729,538
PSEG Power LLC, 5.5%, 2015 ...................        911,000           876,278
System Energy Resources, Inc., 5.129%, 2014 (n)       821,619           794,850
TXU Energy Co., 7%, 2013 .....................      1,575,000         1,624,597
Waterford 3 Funding Corp., 8.09%, 2017 .......      2,012,533         2,055,098
                                                                 --------------
                                                                 $   19,751,313
                                                                 --------------
    Total Bonds
      (Identified Cost, $871,089,262) .......................    $  851,574,829
                                                                 --------------

SHORT-TERM OBLIGATIONS -- 1.2%

New Center Asset Trust,
  5.36%, due 7/02/07, at Amortized Cost
  and Value (y) ..............................   $ 27,401,000    $   27,396,920
                                                                 --------------

COLLATERAL FOR SECURITIES LOANED -- 4.4%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .....     93,957,939    $   93,957,939
                                                                 --------------
    Total Investments
      (Identified Cost, $1,987,629,640) (k) .................    $2,231,543,676
                                                                 --------------

OTHER ASSETS,
  LESS LIABILITIES -- (4.0)% ................................       (86,615,732)
                                                                 --------------
    Net Assets -- 100.0% ....................................    $2,144,927,944
                                                                 --------------

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

UTILITIES SERIES

COMMON STOCKS -- 93.9%

ISSUER                                             SHARES/PAR         VALUE ($)
BROADCASTING -- 1.7%
Citadel Broadcasting Corp. (l) ...............        181,600    $    1,171,319
Grupo Televisa S.A., ADR .....................        117,300         3,238,653
News Corp., "A" ..............................        116,500         2,470,965
R.H. Donnelley Corp. (a) .....................         23,600         1,788,408
                                                                 --------------
                                                                 $    8,669,345
                                                                 --------------
CABLE TV -- 3.8%
Comcast Corp., "Special A" (a) ...............        280,550    $    7,844,178
Net Servicos de Comuicacao S.A., IPS (a) .....        152,100         2,523,696
Time Warner Cable, Inc. (a) ..................        233,900         9,161,863
                                                                 --------------
                                                                 $   19,529,737
                                                                 --------------
ELECTRICAL EQUIPMENT -- 0.1%
Trina Solar Ltd., ADR (a)(l) .................          6,400    $      329,280
                                                                 --------------

ENERGY -- INDEPENDENT -- 2.4%
Apache Corp. .................................         26,600    $    2,170,294
Talisman Energy, Inc. ........................        244,300         4,735,209
Ultra Petroleum Corp. (a) ....................         59,800         3,303,352
Venoco, Inc. (a)(l) ..........................         99,560         1,858,785
                                                                 --------------
                                                                 $   12,067,640
                                                                 --------------
ENERGY -- INTEGRATED -- 0.8%
OAO Gazprom, ADR .............................         51,800    $    2,170,420
TOTAL S.A. (l) ...............................         25,300         2,053,765
                                                                 --------------
                                                                 $    4,224,185
                                                                 --------------
INTERNET -- 0.4%
Iliad S.A. (l) ...............................         20,880    $    2,109,622
                                                                 --------------

NATURAL GAS -- DISTRIBUTION -- 7.1%
AGL Resources, Inc. ..........................         50,060    $    2,026,429
Dynegy, Inc. (a) .............................        248,998         2,350,541
Equitable Resources, Inc. (l) ................        249,100        12,345,396
Gaz de France (l) ............................         30,200         1,521,759
MDU Resources Group, Inc. ....................        223,600         6,269,744
Questar Corp. ................................        104,200         5,506,970
Sempra Energy ................................         55,400         3,281,342
Spectra Energy Corp. .........................        125,400         3,255,384
                                                                 --------------
                                                                 $   36,557,565
                                                                 --------------
NATURAL GAS -- PIPELINE -- 6.2%
El Paso Corp. ................................        401,000    $    6,909,230
Enagas S.A. (l) ..............................        355,974         8,802,983
Enbridge, Inc. ...............................         14,800           499,925
Williams Cos., Inc. ..........................        488,617        15,450,070
                                                                 --------------
                                                                 $   31,662,208
                                                                 --------------
OIL SERVICES -- 2.0%
GlobalSantaFe Corp. ..........................         58,800    $    4,248,300
Halliburton Co. ..............................         28,800           993,600
Noble Corp. ..................................         50,800         4,954,016
                                                                 --------------
                                                                 $   10,195,916
                                                                 --------------
TELECOMMUNICATIONS -- WIRELESS -- 8.5%
America Movil S.A.B. de C.V., "L", ADR .......         91,400    $    5,660,402
Cellcom Israel Ltd. ..........................        327,020         8,656,219
Hutchison Telecommunications International Ltd.       880,000         1,134,612
Leap Wireless International, Inc. (a) ........         12,200         1,030,900
Mobile TeleSystems OJSC, ADR (a) .............         63,200         3,828,024
Ntelos Holdings Corp. ........................         68,500         1,893,340
Orascom Telcom Holding SAE ...................         60,800         3,930,006
Philippine Long Distance Telephone Co. .......         30,400         1,741,838
Philippine Long Distance Telephone Co., ADR ..         30,800         1,761,760
Rogers Communications, Inc., "B" .............         91,600         3,914,633
Tim Participacoes S.A., ADR (l) ..............        105,900         3,650,373
Vodafone Group PLC ...........................      1,880,500         6,326,358
                                                                 --------------
                                                                 $   43,528,465
                                                                 --------------
TELEPHONE SERVICES -- 15.5%
ALLTEL Corp. .................................         34,600    $    2,337,230
American Tower Corp., "A" (a) ................         12,600           529,200
AT&T, Inc. ...................................        385,500        15,998,250
Citizens Communications Co. ..................        112,900         1,723,983
Embarq Corp. .................................         99,900         6,330,663
Global Crossing Ltd. (a)(l) ..................         37,900           715,552
Hellenic Telecommunications Organization S.A .        144,200         4,469,333
Qwest Communications International, Inc. (a)(l)       843,800         8,184,860
Singapore Telecommunications Ltd. ............      1,036,550         2,303,219
Tele Norte Leste Participacoes S.A ...........         13,000           517,681
Telecom Argentina S.A., ADR (a) ..............        101,100         2,519,412
Telecom Egypt ................................         79,900           246,830
Telecom Egypt, GDR ...........................         20,300           304,094
Telefonica S.A ...............................        409,400         9,100,328
Telekom Austria AG ...........................         68,000         1,697,024
Telenor A.S.A. (l) ...........................        410,400         8,006,420
TELUS Corp. (non-voting shares) ..............         64,980         3,836,559
Verizon Communications, Inc. .................        129,700         5,339,749
Windstream Corp. .............................        333,355         4,920,320
                                                                 --------------
                                                                 $   79,080,707
                                                                 --------------
UTILITIES -- ELECTRIC POWER -- 45.4%
AES Corp. (a) ................................        190,100    $    4,159,388
AES Tiete S.A., IPS ..........................    102,345,500         3,980,044
Ameren Corp. .................................         61,800         3,028,818
American Electric Power Co., Inc. ............        274,300        12,354,472
Avista Corp. .................................         11,000           237,050
British Energy Group PLC .....................        285,440         3,089,385
CEZ AS .......................................        140,100         7,228,585
CMS Energy Corp. (l) .........................        542,300         9,327,560
Consolidated Edison, Inc. (l) ................        130,340         5,880,941
Constellation Energy Group, Inc. .............        142,100        12,386,857
Covanta Holding Corp. (a) ....................        107,390         2,647,164
Dominion Resources, Inc. .....................         62,200         5,368,482
DPL, Inc. (l) ................................        212,400         6,019,416
DTE Energy Co. ...............................        129,200         6,230,024
E.ON AG ......................................         77,800        13,072,690
Edison International .........................        173,600         9,742,432
Eletropaulo Metropolitana S.A., IPS ..........     86,110,000         5,665,508
Enersis S.A., ADR ............................        283,700         5,688,185
Entergy Corp. ................................         21,100         2,265,085
Entergy Corp., "A" ...........................        186,660        12,280,361
Exelon Corp. .................................         76,300         5,539,380
FirstEnergy Corp. ............................         39,300         2,543,889
FPL Group, Inc. ..............................        149,000         8,454,260
Iberdrola S.A. (l) ...........................         90,699         5,064,868
Integrys Energy Group, Inc. (l) ..............         54,200         2,749,566
International Power PLC ......................        561,700         4,831,561
Mirant Corp. (a) .............................        163,200         6,960,480
Northeast Utilities ..........................         26,700           757,212
NRG Energy, Inc. (a) .........................        484,900        20,157,293
Pepco Holdings, Inc. .........................        187,600         5,290,320
PG&E Corp. ...................................         22,300         1,010,190
Portland General Electric Co. ................         52,810         1,449,106
PPL Corp. ....................................         21,800         1,020,022
Public Service Enterprise Group, Inc. ........        157,100        13,790,238
RAO Unified Energy System of Russia, GDR (a) .         14,800         1,974,929
Red Electrica de Espana (l) ..................        150,400         7,047,653
RWE AG (l) ...................................         58,000         6,200,719
Scottish & Southern Energy PLC ...............         17,400           506,181
SUEZ S.A .....................................          9,500           542,686
Veolia Environment (l) .......................         36,305         2,837,529
Wisconsin Energy Corp. .......................         11,200           495,376
Xcel Energy, Inc. (l) ........................        108,500         2,220,995
                                                                 --------------
                                                                 $  232,096,900
                                                                 --------------
    Total Common Stocks
      (Identified Cost, $385,622,412) .......................    $  480,051,570
                                                                 --------------

BONDS -- 1.2%
ASSET BACKED & SECURITIZED -- 0.0%
Falcon Franchise Loan LLC, FRN,
  3.4199%, 2023 (i)(n) .......................   $    848,057    $       85,917
                                                                 --------------

TELEPHONE SERVICES -- 0.5%
Embarq Corp., 7.082%, 2016 ...................   $  2,500,000    $    2,514,005
                                                                 --------------

UTILITIES -- ELECTRIC POWER -- 0.7%
Mirant North American LLC, 7.375%, 2013 ......   $  1,000,000    $    1,022,500
Reliant Energy, Inc., 7.625%, 2014 ...........      2,570,000         2,505,750
TXU Eastern Funding Co., 6.75%, 2009 (d) .....        191,000            10,744
                                                                 --------------
                                                                 $    3,538,994
                                                                 --------------
    Total Bonds
      (Identified Cost, $6,364,348) .........................    $    6,138,916
                                                                 --------------

CONVERTIBLE PREFERRED STOCKS -- 2.5%

NATURAL GAS -- PIPELINE -- 0.7%
El Paso Corp., 4.99% (n) .....................          2,520    $    3,680,687
                                                                 --------------

UTILITIES -- ELECTRIC POWER -- 1.8%
NRG Energy, Inc., 5.75% ......................         20,950    $    7,737,464
PNM Resources, Inc., 6.75% ...................         31,200         1,560,000
                                                                 --------------
                                                                 $    9,297,464
                                                                 --------------
    Total Convertible Preferred Stocks
      (Identified Cost, $9,736,863) .........................    $   12,978,151
                                                                 --------------

CONVERTIBLE BONDS -- 0.6%
ENERGY -- INDEPENDENT -- 0.2%
Peabody Energy, 4.75%, 2066 ..................   $  1,220,000    $    1,288,625
                                                                 --------------

TELEPHONE SERVICES -- 0.3%
Level 3 Communications, Inc., 3.5%, 2012 .....   $  1,050,000    $    1,324,313
                                                                 --------------

UTILITIES -- ELECTRIC POWER -- 0.1%
Covanta Holding Corp., 1%, 2027 ..............   $    485,000    $      498,944
                                                                 --------------
    Total Convertible Bonds
      (Identified Cost, $3,086,812) .........................    $    3,111,882
                                                                 --------------

SHORT-TERM OBLIGATIONS -- 1.7%
New Center Asset Trust, 5.36%, due 7/02/07,
  at Amortized Cost and Value (y) ............   $  8,444,000    $    8,442,743
                                                                 --------------

COLLATERAL FOR SECURITIES LOANED -- 11.1%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .....     56,439,153    $   56,439,153
                                                                 --------------
    Total Investments
      (Identified Cost, $469,692,331) (k) ...................    $  567,162,415
                                                                 --------------

OTHER ASSETS,
  LESS LIABILITIES -- (11.0)% ...............................       (56,126,705)
                                                                 --------------
    Net Assets -- 100.0% ....................................    $  511,035,710
                                                                 --------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 6/30/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                                                    NET UNREALIZED
                                       CONTRACTS TO       SETTLEMENT DATE                            CONTRACTS       APPRECIATION
        TYPE          CURRENCY       DELIVER/RECEIVE           RANGE           IN EXCHANGE FOR       AT VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
APPRECIATION
         Buy           EUR               3,340,350       7/23/07 - 9/19/07       $  4,490,537       $  4,530,646       $  40,109
         Buy           GBP                 365,079       9/17/07 - 9/19/07            726,615            732,084           5,469
        Sell           GBP                 151,105            9/19/07                 303,207            303,003             204
                                                                                                                       ---------
                                                                                                                       $  45,782
                                                                                                                       =========
DEPRECIATION
         Buy           EUR                 118,324            9/19/07            $    160,625       $    160,582       $     (43)
        Sell           EUR              30,771,139       7/23/07 - 9/19/07         41,187,021         41,756,341        (569,320)
        Sell           GBP               4,685,405            9/19/07               9,240,610          9,395,418        (154,808)
                                                                                                                       ---------
                                                                                                                       $(724,171)
                                                                                                                       =========

At June 30, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $6,233 with Goldman Sachs & Co.

At June 30, 2007, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(a) Non-income producing security.
(d) Non-income producing security - in default.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notion al principal and does not reflect the cost of the security.
(k) As of June 30, 2007, certain series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees. An independent pricing service provided an evaluated bid for a percent of market value:

                                                                               MARKET             % OF BOARD             % OF
SERIES                                                                          VALUE             FAIR VALUED       EVALUATED BID
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Series .............................................   $ 35,523,646             6.79%                --
Emerging Growth Series ..................................................     17,090,962             4.94%                --
Global Growth Series ....................................................     56,153,011            31.00%                --
Research Series .........................................................     19,527,327             5.72%                --
Total Return Series .....................................................    892,919,363            40.01%              37.90%
Utilities Series ........................................................     91,421,277            16.12%               1.62%

(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate values and percentages of net assets of these securities were as follows for each series:

                                                                                                        MARKET             % OF
SERIES                                                                                                   VALUE          NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Total Return Series ..............................................................................    $20,351,560          1.0%
Utilities Series .................................................................................      3,766,604          0.7%

(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. The Total Return Series holds the following restricted securities:

                                                                           ACQUISITION   ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                         DATE          COST         MARKET VALUE   NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, 5.6%, 2017 ...............................................   5/15/07      $1,759,208      $ 1,714,984
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 ........   3/01/06       1,850,000        1,849,991
BNP Paribas, 7.195% to 2037, FRN to 2049 .................................   6/18/07       1,500,000        1,517,003
Capmark Financial Group, Inc., 5.875%, 2012 ..............................   5/03/07       1,969,153        1,944,183
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8816%, 2049   3/14/07         729,102          678,477
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8816%, 2049   3/14/07       1,221,146        1,118,268
KKR Private Equity Investments LP, IEU ...................................   5/03/06       1,895,250        1,705,725
Spirit Master Funding LLC, 5.05% 2023 ....................................  10/04/05       1,626,429        1,542,613
Wachovia Bank Commercial Mortgage Trust, FRN, 6.0213%, 2043 ..............   3/14/07       1,893,030        1,761,300
Weatherford International, Inc., 6.35%, 2017 .............................   6/14/07         519,584          526,863
ZFS Finance USA Trust IV, 5.875, 2032 ....................................   5/03/07         499,850          492,626
ZFS Finance USA Trust V, FRN, 6.5%, 2037 .................................   5/03/07       2,094,078        2,030,431
----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities ..........................................................................    $16,882,464      0.8%
                                                                                                          ========================

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR      Global Depository Receipt
IEU      International Equity Unit
IPS      International Preference Stock
REIT     Real Estate Investment Trust
TIPS     Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR      Euro
GBP      British Pound

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES  (unaudited) -- June 30, 2007

These statements represent each series' balance sheet, which details the assets and liabilities comprising the total value of each series.

                                                                      Blended
                                                                     Research            Capital         Emerging        Global
                                                                    Core Equity       Appreciation        Growth         Growth
                                                                      Series             Series           Series         Series
                                                                   --------------    --------------    ------------    ------------
Assets:
  Investments --
  Unaffiliated issuers, at identified cost ....................    $1,086,033,423    $  469,334,745    $302,347,510    $155,765,677
  Unrealized appreciation (depreciation) ......................        62,427,655        53,571,810      43,476,423      25,397,194
                                                                   --------------    --------------    ------------    ------------
      Total investments, at value (including securities loaned
        of $10,610,169, $--, $38,562,417, and $27,285,725,
        respectively) .........................................    $1,148,461,078    $  522,906,555    $345,823,933    $181,162,871
  Cash ........................................................             4,270            11,266         488,058          36,132
  Foreign currency, at value (identified cost, $--, $--,
    $14,510, and $336,764, respectively) ......................              --                --            14,514         339,205
  Receivable for investments sold .............................           847,154        40,988,157       5,757,605       2,794,327
  Receivable for series shares sold ...........................             8,069            11,265           1,432          23,150
  Interest and dividends receivable ...........................           381,172           546,294         219,876         624,416
  Receivable from investment adviser ..........................             7,017              --              --              --
  Other assets ................................................            16,796             7,497           4,498           2,622
                                                                   --------------    --------------    ------------    ------------
      Total assets ............................................    $1,149,725,556    $  564,471,034    $352,309,916    $184,982,723
                                                                   ==============    ==============    ============    ============
Liabilities:
  Payable for investments purchased ...........................               $--    $   35,662,937    $  5,750,341    $  2,682,455
  Payable for series shares reacquired ........................           421,920           375,428         433,119         166,929
  Collateral for securities loaned, at value (c) ..............        10,852,670              --        39,511,216      26,777,596
  Payable to affiliates --
    Management fee ............................................            51,592            32,668          18,846          11,429
    Distribution fees .........................................             7,372               610             455             178
    Administrative services fee ...............................             2,472             1,214             713             362
  Payable for trustees' compensation ..........................            18,327             9,144           5,150           2,580
  Accrued expenses and other liabilities ......................            96,202            69,628          56,812         141,080
                                                                   --------------    --------------    ------------    ------------
      Total liabilities .......................................    $   11,450,555    $   36,151,629    $ 45,776,652    $ 29,782,609
                                                                   --------------    --------------    ------------    ------------
Net assets ....................................................    $1,138,275,001    $  528,319,405    $306,533,264    $155,200,114
                                                                   ==============    ==============    ============    ============
Net assets consist of:
  Paid-in capital .............................................    $1,084,490,313    $1,286,865,853    $633,512,738    $176,458,526
  Unrealized appreciation (depreciation) on investments and
    translation of assets and liabilities in foreign currencies
    (net of $--, $--, $--, and $13,684, deferred country tax,
    respectively) .............................................        62,427,391        53,571,146      43,477,753      25,387,078
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions .............................       (13,404,867)     (813,328,970)   (370,699,825)    (47,456,943)
  Undistributed net investment income .........................         4,762,164         1,211,376         242,598         811,453
                                                                   --------------    --------------    ------------    ------------
      Total ...................................................    $1,138,275,001    $  528,319,405    $306,533,264    $155,200,114
                                                                   ==============    ==============    ============    ============
Net assets:
  Initial Class ...............................................    $  780,134,130    $  498,783,855    $284,398,564    $146,469,605
  Service Class ...............................................       358,140,871        29,535,550      22,134,700       8,730,509
                                                                   --------------    --------------    ------------    ------------
      Total ...................................................    $1,138,275,001    $  528,319,405    $306,533,264    $155,200,114
                                                                   ==============    ==============    ============    ============
Shares of beneficial interest outstanding:
  Initial Class ...............................................        21,780,788        22,737,418      13,820,577       8,630,199
  Service Class ...............................................        10,065,836         1,356,948       1,092,145         517,267
                                                                   --------------    --------------    ------------    ------------
      Total ...................................................        31,846,624        24,094,366      14,912,722       9,147,466
                                                                   ==============    ==============    ============    ============
Net asset value per share (net assets / shares of beneficial interest outstanding):
  Initial Class ...............................................        $35.82            $21.94           $20.58          $16.97
                                                                       ======            ======           ======          ======
  Service Class ...............................................        $35.58            $21.77           $20.27          $16.88
                                                                       ======            ======           ======          ======

(c) Non-cash collateral not included for Global Growth Series.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) -- June 30, 2007 -- continued

                                                                      Mid Cap                            Total
                                                                      Growth           Research          Return         Utilities
                                                                      Series            Series           Series           Series
                                                                   ------------      ------------    --------------    ------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost ..................    $ 91,000,125      $307,632,633    $1,987,629,640    $469,692,331
    Unrealized appreciation (depreciation) ....................      12,461,002        33,764,772       243,914,036      97,470,084
                                                                   ------------      ------------    --------------    ------------
      Total investments, at value (including securities loaned
        of $15,704,890, $13,087,543, $101,440,457, and
        $58,028,873, respectively) ............................    $103,461,127      $341,397,405    $2,231,543,676    $567,162,415
  Cash ........................................................              --            11,554            30,669              --
  Foreign currency, at value (identified cost, $--, $--, $38,
    and $17,136, respectively) ................................              --                --                37          17,096
  Receivable for forward foreign currency exchange contracts ..              --                --                --          45,782
  Receivable for forward foreign currency exchange contracts
    subject to master netting agreements ......................              --                --                --           6,233
  Receivable for investments sold .............................       3,769,842         8,083,381        13,291,907       6,464,767
  Receivable for series shares sold ...........................          71,586            11,207           483,697         183,390
  Interest and dividends receivable ...........................          37,896           274,503        10,384,478       2,083,495
  Other assets ................................................           1,443             6,695            29,740           6,836
                                                                   ------------      ------------    --------------    ------------
      Total assets ............................................    $107,341,894      $349,784,745    $2,255,764,204    $575,970,014
                                                                   ============      ============    ==============    ============
Liabilities:
  Payable to custodian ........................................    $    210,465      $         --    $           --    $      2,811
  Payable for forward foreign currency exchange contracts .....              --                --                --         724,171
  Payable for investments purchased ...........................       2,650,360         7,407,788        15,704,636       7,473,244
  Payable for series shares reacquired ........................           5,055           127,162           809,504         171,606
  Collateral for securities loaned, at value (c) ..............      15,471,747        13,388,164        93,957,939      56,439,153
  Payable to affiliates --
    Management fee ............................................           5,499            20,105           113,734          30,098
    Distribution fees .........................................             758               626            20,228           2,154
    Administrative services fee ...............................             209               765             4,130           1,170
  Payable for trustees' compensation ..........................           1,541             5,569            33,608           7,241
  Accrued expenses and other liabilities ......................          53,093            63,051           192,481          82,656
                                                                   ------------      ------------    --------------    ------------
      Total liabilities .......................................    $ 18,398,727      $ 21,013,230    $  110,836,260    $ 64,934,304
                                                                   ------------      ------------    --------------    ------------
Net assets ....................................................    $ 88,943,167      $328,771,515    $2,144,927,944    $511,035,710
                                                                   ============      ============    ==============    ============
Net assets consist of:
  Paid-in capital .............................................    $ 98,161,617      $462,707,840    $1,808,433,150    $392,425,611
  Unrealized appreciation (depreciation) on investments and
    translation of assets and liabilities in foreign currencies      12,461,002        33,754,969       243,913,864      96,798,030
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions .............................     (21,563,763)     (168,435,250)       65,316,066      15,610,454
  Undistributed net investment income (loss) ..................        (115,689)          743,956        27,264,864       6,201,615
                                                                   ------------      ------------    --------------    ------------
      Total ...................................................    $ 88,943,167      $328,771,515    $2,144,927,944    $511,035,710
                                                                   ============      ============    ==============    ============
Net assets:
  Initial Class ...............................................    $ 52,130,964      $298,321,579    $1,158,914,022    $405,527,111
  Service Class ...............................................      36,812,203        30,449,936       986,013,922     105,508,599
                                                                   ------------      ------------    --------------    ------------
      Total ...................................................    $ 88,943,167      $328,771,515    $2,144,927,944    $511,035,710
                                                                   ============      ============    ==============    ============
Shares of beneficial interest outstanding:
  Initial Class ...............................................       7,645,356        14,593,804        58,537,361      14,812,849
  Service Class ...............................................       5,468,067         1,498,504        50,179,600       3,880,194
                                                                   ------------      ------------    --------------    ------------
      Total ...................................................      13,113,423        16,092,308       108,716,961      18,693,043
                                                                   ============      ============    ==============    ============
Net asset value per share (net assets / shares of beneficial interest outstanding):
  Initial Class ...............................................       $6.82              $20.44          $19.80           $27.38
                                                                      =====              ======          ======           ======
  Service Class ...............................................       $6.73              $20.32          $19.65           $27.19
                                                                      =====              ======          ======           ======

(c) Non-cash collateral not included for Mid Cap Growth Series, Research Series, Total Return Series, and Utilities Series.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (unaudited) -- Six Months Ended June 30, 2007

These statements describe how much each series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series' operations.

                                                                      Blended
                                                                      Research         Capital           Emerging         Global
                                                                    Core Equity      Appreciation         Growth          Growth
                                                                       Series           Series            Series          Series
                                                                    -----------      ------------      ------------    ------------
Net investment income:
  Income --
    Dividends .................................................    $   8,548,124     $  3,327,737      $  1,432,351    $  2,066,163
    Interest ..................................................          334,216          253,205           200,266          26,005
    Income on securities loaned ...............................           63,250               --            21,328          42,464
    Foreign taxes withheld ....................................         (227,934)         (99,350)          (89,330)       (145,694)
                                                                   -------------     ------------      ------------    ------------
      Total investment income .................................    $   8,717,656     $  3,481,592      $  1,564,615    $  1,988,938
                                                                   -------------     ------------      ------------    ------------
  Expenses --
    Management fee ............................................    $   3,157,602     $  2,024,041      $  1,150,062    $    696,914
    Distribution fees .........................................          433,353           37,602            27,197          10,797
    Administrative services fee ...............................          151,045           75,029            43,562          22,086
    Trustees' compensation ....................................           53,262           25,925            14,519           7,274
    Custodian fee .............................................           84,885           51,408            41,215          70,440
    Shareholder communications ................................           14,865            7,378             8,298          12,753
    Auditing fees .............................................           19,491           19,772            20,100          25,368
    Legal fees ................................................            2,953            2,953             2,953           2,953
    Miscellaneous .............................................           40,418           21,929            15,516          10,427
                                                                   -------------     ------------      ------------    ------------
      Total expenses ..........................................    $   3,957,874     $  2,266,037      $  1,323,422    $    859,012
    Fees paid indirectly ......................................             (419)            (841)           (1,405)             --
    Reduction of expenses by investment adviser ...............           (7,017)              --                --              --
                                                                   -------------     ------------      ------------    ------------
      Net expenses ............................................    $   3,950,438     $  2,265,196      $  1,322,017    $    859,012
                                                                   -------------     ------------      ------------    ------------
  Net investment income .......................................    $   4,767,218     $  1,216,396      $    242,598    $  1,129,926
                                                                   =============     ============      ============    ============
Realized and unrealized gain (loss) on investments and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions ...................................    $ 183,059,680     $ 21,478,052      $ 23,514,913    $ 13,540,873
    Foreign currency transactions .............................          (37,627)          (2,838)           (4,686)        (18,694)
                                                                   -------------     ------------      ------------    ------------
      Net realized gain (loss) on investments and foreign
        currency transactions .................................    $ 183,022,053     $ 21,475,214      $ 23,510,227    $ 13,522,179
                                                                   -------------     ------------      ------------    ------------
  Change in unrealized appreciation (depreciation) --
    Investments (net of $--, $--, $--, and $13,684 decrease in
      deferred country tax, respectively) .....................    $(110,898,477)    $ 15,223,790      $ 10,071,522    $   (313,289)
    Translation of assets and liabilities in foreign currencies              303           (1,484)             (175)          2,967
                                                                   -------------     ------------      ------------    ------------
      Net unrealized gain (loss) on investments and foreign
        currency translation ..................................    $(110,898,174)    $ 15,222,306      $ 10,071,347    $   (310,322)
                                                                   -------------     ------------      ------------    ------------
        Net realized and unrealized gain (loss) on investments
          and foreign currency ................................    $  72,123,879     $ 36,697,520      $ 33,581,574    $ 13,211,857
                                                                   -------------     ------------      ------------    ------------
        Change in net assets from operations ..................    $  76,891,097     $ 37,913,916      $ 33,824,172    $ 14,341,783
                                                                   =============     ============      ============    ============

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (unaudited) -- Six Months Ended June 30, 2007 -- continued

                                                                      Mid Cap                             Total
                                                                      Growth           Research           Return        Utilities
                                                                      Series            Series            Series          Series
                                                                   -------------     ------------      ------------    ------------
Net investment income (loss):
  Income --
    Dividends .................................................    $     309,676     $  2,153,032      $ 12,959,850    $  8,014,691
    Interest ..................................................           15,959           28,718        22,901,286         405,816
    Income on securities loaned ...............................            7,459           10,205           144,233         141,050
    Foreign taxes withheld ....................................               --          (22,417)         (160,349)       (283,291)
                                                                   -------------     ------------      ------------    ------------
      Total investment income .................................    $     333,094     $  2,169,538      $ 35,845,020    $  8,278,266
                                                                   -------------     ------------      ------------    ------------
  Expenses --
    Management fee ............................................    $     336,834     $  1,234,795      $  6,846,791    $  1,742,531
    Distribution fees .........................................           46,215           37,718         1,172,407         113,872
    Administrative services fee ...............................           12,813           47,013           249,197          67,654
    Trustees' compensation ....................................            4,141           15,721            98,356          21,131
    Custodian fee .............................................            8,918           34,278           106,489         104,562
    Shareholder communications ................................            6,797            6,204            16,824          17,038
    Auditing fees .............................................           19,491           19,819            25,718          19,734
    Legal fees ................................................            2,953            2,953             2,953           2,858
    Miscellaneous .............................................           10,105           22,155            64,072          23,486
                                                                   -------------     ------------      ------------    ------------
      Total expenses ..........................................    $     448,267     $  1,420,656      $  8,582,807    $  2,112,866
    Fees paid indirectly ......................................               --              (22)           (7,661)           (637)
                                                                   -------------     ------------      ------------    ------------
      Net expenses ............................................    $     448,267     $  1,420,634      $  8,575,146    $  2,112,229
                                                                   -------------     ------------      ------------    ------------
  Net investment income (loss) ................................    $    (115,173)    $    748,904      $ 27,269,874    $  6,166,037
                                                                   =============     ============      ============    ============
Realized and unrealized gain (loss) on investments and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions ...................................    $   5,324,681     $ 24,449,463      $ 79,905,516    $ 64,586,376
    Foreign currency transactions .............................               --             (443)          (22,591)       (218,269)
                                                                   -------------     ------------      ------------    ------------
      Net realized gain (loss) on investments and foreign
        currency transactions .................................    $   5,324,681     $ 24,449,020      $ 79,882,925    $ 64,368,107
                                                                   -------------     ------------      ------------    ------------
  Change in unrealized appreciation (depreciation) --
    Investments ...............................................    $   4,505,423     $  6,754,789      $ 14,850,670    $ 15,189,096
    Translation of assets and liabilities in foreign currencies               --           (9,474)              467        (567,438)
                                                                   -------------     ------------      ------------    ------------
      Net unrealized gain (loss) on investments and foreign
        currency translation ..................................    $   4,505,423     $  6,745,315      $ 14,851,137    $ 14,621,658
                                                                   -------------     ------------      ------------    ------------
        Net realized and unrealized gain (loss) on investments
          and foreign currency ................................    $   9,830,104     $ 31,194,335      $ 94,734,062    $ 78,989,765
                                                                   -------------     ------------      ------------    ------------
        Change in net assets from operations ..................    $   9,714,931     $ 31,943,239      $122,003,936    $ 85,155,802
                                                                   =============     ============      ============    ============

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (unaudited) -- Six Months Ended June 30, 2007

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                      Blended
                                                                      Research          Capital        Emerging           Global
                                                                    Core Equity      Appreciation       Growth            Growth
                                                                       Series           Series          Series            Series
                                                                   --------------    ------------    --------------    ------------
Changes in net assets:
From operations:
    Net investment income .....................................    $    4,767,218    $  1,216,396    $      242,598    $  1,129,926
    Net realized gain (loss) on investments and foreign
      currency transactions ...................................       183,022,053      21,475,214        23,510,227      13,522,179
    Net unrealized gain (loss) on investments and foreign
      currency translation ....................................      (110,898,174)     15,222,306        10,071,347        (310,322)
                                                                   --------------    ------------    --------------    ------------
      Change in net assets from operations ....................    $   76,891,097    $ 37,913,916    $   33,824,172    $ 14,341,783
                                                                   --------------    ------------    --------------    ------------
Distributions declared to shareholders:
From net investment income
    Initial Class .............................................    $   (9,003,386)   $   (981,066)   $           --    $ (2,413,626)
    Service Class .............................................        (3,474,027)             --                --        (124,151)
                                                                   --------------    ------------    --------------    ------------
      Total distributions declared to shareholders ............    $  (12,477,413)   $   (981,066)   $           --    $ (2,537,777)
                                                                   --------------    ------------    --------------    ------------
Change in net assets from series share transactions ...........    $  (72,944,583)   $(67,674,740)   $  (40,793,695)   $(14,120,407)
                                                                   --------------    ------------    --------------    ------------
      Total change in net assets ..............................    $   (8,530,899)   $(30,741,890)   $   (6,969,523)   $ (2,316,401)
Net assets:
  At beginning of period ......................................     1,146,805,900     559,061,295       313,502,787     157,516,515
                                                                   --------------    ------------    --------------    ------------
  At end of period ............................................    $1,138,275,001    $528,319,405    $  306,533,264    $155,200,114
                                                                   ==============    ============    ==============    ============
Undistributed net investment income included in net assets at
  end of period ...............................................    $    4,762,164    $  1,211,376    $      242,598    $    811,453
                                                                   ==============    ============    ==============    ============


                                                                       Mid Cap                           Total
                                                                       Growth          Research          Return         Utilities
                                                                       Series           Series           Series           Series
                                                                   --------------    ------------    --------------    ------------
Changes in net assets:
From operations:
    Net investment income (loss) ..............................    $     (115,173)   $    748,904    $   27,269,874    $  6,166,037
    Net realized gain (loss) on investments and foreign
      currency transactions ...................................         5,324,681      24,449,020        79,882,925      64,368,107
    Net unrealized gain (loss) on investments and foreign
      currency translation ....................................         4,505,423       6,745,315        14,851,137      14,621,658
                                                                   --------------    ------------    --------------    ------------
      Change in net assets from operations ....................    $    9,714,931    $ 31,943,239    $  122,003,936    $ 85,155,802
                                                                   --------------    ------------    --------------    ------------

Distributions declared to shareholders:
From net investment income
    Initial Class .............................................    $      (19,627)   $ (2,461,746)   $  (33,943,818)   $ (5,212,212)
    Service Class .............................................                --        (182,290)      (25,872,154)     (1,129,740)
From net realized gain on investments and foreign currency
  transactions
    Initial Class .............................................                --              --       (45,756,108)             --
    Service Class .............................................                --              --       (37,667,892)             --
                                                                   --------------    ------------    --------------    ------------
      Total distributions declared to shareholders ............    $      (19,627)   $ (2,644,036)   $ (143,239,972)   $ (6,341,952)
                                                                   --------------    ------------    --------------    ------------
Change in net assets from series share transactions ...........    $  (10,900,836)   $(39,600,364)   $   52,412,820    $(23,791,537)
                                                                   --------------    ------------    --------------    ------------
      Total change in net assets ..............................    $   (1,205,532)   $(10,301,161)   $   31,176,784    $ 55,022,313
Net assets:
  At beginning of period ......................................        90,148,699     339,072,676     2,113,751,160     456,013,397
                                                                   --------------    ------------    --------------    ------------
  At end of period ............................................    $   88,943,167    $328,771,515    $2,144,927,944    $511,035,710
                                                                   ==============    ============    ==============    ============
Undistributed net investment income (loss) included in net
  assets at end of period .....................................    $     (115,689)   $    743,956    $   27,264,864    $  6,201,615
                                                                   ==============    ============    ==============    ============

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2006

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                      Blended
                                                                      Research          Capital        Emerging           Global
                                                                    Core Equity      Appreciation       Growth            Growth
                                                                       Series           Series          Series            Series
                                                                   --------------    ------------    --------------    ------------
Changes in net assets:
From operations:
    Net investment income (loss) ..............................    $   12,429,589    $    985,293    $     (530,887)   $  2,196,080
    Net realized gain (loss) on investments and foreign
      currency transactions ...................................       101,625,772      16,660,358        50,921,998      19,179,579
    Net unrealized gain (loss) on investments and foreign
      currency translation ....................................        25,639,441      17,356,582       (25,393,557)      3,927,655
                                                                   --------------    ------------    --------------    ------------
      Change in net assets from operations ....................    $  139,694,802    $ 35,002,233    $   24,997,554    $ 25,303,314
                                                                   --------------    ------------    --------------    ------------
Distributions declared to shareholders:
From net investment income
    Initial Class .............................................    $   (7,057,076)   $ (1,174,123)   $           --    $   (845,334)
    Service Class .............................................        (1,512,887)             --                --         (26,908)
                                                                   --------------    ------------    --------------    ------------
      Total distributions declared to shareholders ............    $   (8,569,963)   $ (1,174,123)   $           --    $   (872,242)
                                                                   --------------    ------------    --------------    ------------
Change in net assets from series share transactions ...........    $ (112,817,168)   $(159,725,494)  $  (83,175,351)   $(29,888,578)
                                                                   --------------    ------------    --------------    ------------
      Total change in net assets ..............................    $   18,307,671    $(125,897,384)  $  (58,177,797)   $ (5,457,506)
Net assets:
  At beginning of period ......................................     1,128,498,229     684,958,679       371,680,584     162,974,021
                                                                   --------------    ------------    --------------    ------------
  At end of period ............................................    $1,146,805,900    $559,061,295    $  313,502,787    $157,516,515
                                                                   ==============    ============    ==============    ============
Undistributed net investment income ...........................    $   12,472,359    $    976,046    $           --    $  2,219,304
                                                                   ==============    ============    ==============    ============

                                                                       Mid Cap                           Total
                                                                       Growth          Research          Return         Utilities
                                                                       Series           Series           Series           Series
                                                                   --------------    ------------    --------------    ------------
Changes in net assets:
From operations:
    Net investment income .....................................    $       24,713    $  2,658,061    $   57,119,322    $  9,686,057
    Net realized gain (loss) on investments and foreign
      currency transactions ...................................         7,362,311      30,280,941        95,488,655      67,789,791
    Net unrealized gain (loss) on investments and foreign
      currency translation ....................................        (5,571,822)      2,220,028        86,581,397      39,098,546
                                                                   --------------    ------------    --------------    ------------
      Change in net assets from operations ....................    $    1,815,202    $ 35,159,030    $  239,189,374    $116,574,394
                                                                   --------------    ------------    --------------    ------------
Distributions declared to shareholders:
From net investment income
    Initial Class .............................................    $           --    $ (2,194,925)   $  (35,643,946)   $(10,415,468)
    Service Class .............................................                --        (117,575)      (20,867,672)     (1,570,947)
From net realized gain on investments and foreign currency
  transactions
    Initial Class .............................................                --              --       (50,266,953)             --
    Service Class .............................................                --              --       (31,771,800)             --
                                                                   --------------    ------------    --------------    ------------
      Total distributions declared to shareholders ............    $           --    $ (2,312,500)   $ (138,550,371)   $(11,986,415)
                                                                   --------------    ------------    --------------    ------------
Change in net assets from series share transactions ...........    $  (22,016,463)   $(88,643,949)   $ (128,122,864)   $(40,531,588)
                                                                   --------------    ------------    --------------    ------------
      Total change in net assets ..............................    $  (20,201,261)   $(55,797,419)   $  (27,483,861)   $ 64,056,391
Net assets:
  At beginning of period ......................................       110,349,960     394,870,095     2,141,235,021     391,957,006
                                                                   --------------    ------------    --------------    ------------
  At end of period ............................................    $   90,148,699    $339,072,676    $2,113,751,160    $456,013,397
                                                                   ==============    ============    ==============    ============
Undistributed net investment income ...........................    $       19,111    $  2,639,088    $   59,810,962    $  6,377,530
                                                                   ==============    ============    ==============    ============

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                          Blended Research Core Equity Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------
INITIAL CLASS SHARES
Net asset value, beginning of period .....    $  33.89       $  30.15       $  28.27       $    25.51     $    21.01     $    26.92
                                              --------       --------       --------       ----------     ----------     ----------
Income (loss) from investment operations
  Net investment income (d) ..............    $   0.16       $   0.37       $   0.23       $     0.25     $     0.23     $     0.21
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        2.17           3.62           1.92             2.77           4.52          (5.88)
                                              --------       --------       --------       ----------     ----------     ----------
      Total from investment operations ...    $   2.33       $   3.99       $   2.15       $     3.02     $     4.75     $    (5.67)
                                              --------       --------       --------       ----------     ----------     ----------
Less distributions declared to shareholders
  From net investment income .............    $  (0.40)      $  (0.25)      $  (0.27)      $    (0.26)    $    (0.25)    $    (0.24)
                                              --------       --------       --------       ----------     ----------     ----------
Net asset value, end of period ...........    $  35.82       $  33.89       $  30.15       $    28.27     $    25.51     $    21.01
                                              ========       ========       ========       ==========     ==========     ==========
Total return (%) (k)(r)(s) ...............        6.87(n)       13.30           7.70            11.99(b)       22.83(j)      (21.22)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) .        0.61(a)        0.61           0.63             0.61           0.61           0.60
  Expenses after expense reductions (f) ..        0.61(a)         N/A            N/A              N/A            N/A            N/A
  Net investment income ..................        0.90(a)        1.18           0.79             0.95           1.04           0.88
Portfolio turnover (%) ...................          80             35             49               78             78             57
Net assets at end of period (000 Omitted)     $780,134       $826,937       $929,794       $1,073,587     $1,153,238     $1,107,698


                                                                          Blended Research Core Equity Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------
SERVICE CLASS SHARES
Net asset value, beginning of period .....    $  33.65       $  29.96       $  28.13       $    25.39     $    20.94     $    26.89
                                              --------       --------       --------       ----------     ----------     ----------
Income (loss) from investment operations
  Net investment income (d) ..............    $   0.11       $   0.28       $   0.16       $     0.18     $     0.18     $     0.16
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        2.16           3.61           1.90             2.77           4.49          (5.88)
                                              --------       --------       --------       ----------     ----------     ----------
      Total from investment operations ...    $   2.27       $   3.89       $   2.06       $     2.95     $     4.67     $    (5.72)
                                              --------       --------       --------       ----------     ----------     ----------
Less distributions declared to shareholders
  From net investment income .............    $  (0.34)      $  (0.20)      $  (0.23)      $    (0.21)    $    (0.22)    $    (0.23)
                                              --------       --------       --------       ----------     ----------     ----------
Net asset value, end of period ...........    $  35.58       $  33.65       $  29.96       $    28.13     $    25.39     $    20.94
                                              ========       ========       ========       ==========     ==========     ==========
Total return (%) (k)(r)(s) ...............        6.74(n)       13.04           7.42            11.74(b)       22.45(j)      (21.40)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) .        0.86(a)        0.86           0.88             0.86           0.86           0.85
  Expenses after expense reductions (f) ..        0.86(a)         N/A            N/A              N/A            N/A            N/A
  Net investment income ..................        0.66(a)        0.88           0.54             0.70           0.79           0.70
Portfolio turnover (%) ...................          80             35             49               78             78             57
Net assets at end of period (000 Omitted)     $358,141       $319,869       $198,705       $   82,053     $   76,899     $   51,859

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.002 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and
    Service Clsss total returns for the year ended December 31, 2003 would have each been lower by approximately 0.01%.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses may have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                              Capital Appreciation Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------
INITIAL CLASS SHARES
Net asset value, beginning of period .....    $  20.50       $  19.31       $  19.25       $  17.35       $  13.48       $  19.97
                                              --------       --------       --------       --------       --------       --------
Income (loss) from investment operations
  Net investment income (loss) (d) .......    $   0.05       $   0.03       $   0.03       $   0.11       $   0.01       $  (0.01)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        1.43           1.20           0.14           1.80           3.86          (6.45)
                                              --------       --------       --------       --------       --------       --------
      Total from investment operations ...    $   1.48       $   1.23       $   0.17       $   1.91       $   3.87       $  (6.46)
                                              --------       --------       --------       --------       --------       --------
Less distributions declared to shareholders
  From net investment income .............    $  (0.04)      $  (0.04)      $  (0.11)      $  (0.01)           $--       $  (0.03)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of period ...........    $  21.94       $  20.50       $  19.31       $  19.25       $  17.35       $  13.48
                                              ========       ========       ========       ========       ========       ========
Total return (%) (k)(s) ..................        7.23(n)        6.37           0.92          11.02(b)       28.71(j)      (32.39)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...........................        0.83(a)        0.79           0.85           0.82           0.82           0.81
  Net investment income (loss) ...........        0.46(a)        0.18           0.18           0.62           0.07          (0.05)
Portfolio turnover (%) ...................          27             60            153             64            100             77
Net assets at end of period (000 Omitted) .   $498,784       $528,522       $649,588       $672,246       $722,980       $657,634

                                                                              Capital Appreciation Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------
SERVICE CLASS SHARES
Net asset value, beginning of period .....    $  20.32       $  19.16       $  19.11       $  17.25       $  13.44       $  19.95
                                              --------       --------       --------       --------       --------       --------
Income (loss) from investment operations
  Net investment income (loss) (d) .......    $   0.02       $  (0.01)      $  (0.01)      $   0.07       $  (0.03)      $  (0.04)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        1.43           1.17           0.13           1.79           3.84          (6.45)
                                              --------       --------       --------       --------       --------       --------
      Total from investment operations ...    $   1.45       $   1.16       $   0.12       $   1.86       $   3.81       $  (6.49)
                                              --------       --------       --------       --------       --------       --------
Less distributions declared to shareholders
  From net investment income .............         $--            $--       $  (0.07)           $--            $--       $  (0.02)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of period ...........    $  21.77       $  20.32       $  19.16       $  19.11       $  17.25       $  13.44
                                              ========       ========       ========       ========       ========       ========
Total return (%) (k)(s) ..................        7.14(n)        6.05           0.63          10.78(b)       28.35(j)      (32.57)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...........................        1.08(a)        1.04           1.10           1.07           1.07           1.06
  Net investment income (loss) ...........        0.22(a)       (0.07)         (0.07)          0.40          (0.18)         (0.24)
Portfolio turnover (%) ...................          27             60            153             64            100             77
Net assets at end of period (000 Omitted)     $ 29,536       $ 30,540       $ 35,371       $ 35,997       $ 32,177       $ 21,652

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial and
    Service Class total returns for the year ended December 31, 2004 would have been lower by approximately 0.11%.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.28 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and
    Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 2.08% and 2.09%, respectively.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                 Emerging Growth Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------

INITIAL CLASS SHARES
Net asset value, beginning of period .....    $  18.45       $  17.08       $  15.65       $  13.82       $  10.51       $  15.96
                                              --------       --------       --------       --------       --------       --------
Income (loss) from investment operations
  Net investment income (loss) (d) .......    $   0.02       $  (0.02)      $  (0.04)      $  (0.02)      $  (0.02)      $  (0.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        2.11           1.39           1.47           1.85           3.33          (5.43)
                                              --------       --------       --------       --------       --------       --------
      Total from investment operations ...    $   2.13       $   1.37       $   1.43       $   1.83       $   3.31       $  (5.45)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of period ...........    $  20.58       $  18.45       $  17.08       $  15.65       $  13.82       $  10.51
                                              ========       ========       ========       ========       ========       ========
Total return (%) (k)(s) ..................       11.54(n)        8.02           9.14          13.24(b)       31.49(j)      (34.15)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...........................        0.84(a)        0.83           0.84           0.80           0.81           0.78
  Net investment income (loss) ...........        0.18(a)       (0.14)         (0.26)         (0.13)         (0.17)         (0.18)
Portfolio turnover (%) ...................          32            123             88             94            100            105
Net assets at end of period (000 Omitted)     $284,399       $291,965       $350,083       $414,811       $450,707       $409,015

                                                                                 Emerging Growth Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------

SERVICE CLASS SHARES
Net asset value, beginning of period .....    $  18.19       $  16.89       $  15.51       $  13.73       $  10.47       $  15.94
                                              --------       --------       --------       --------       --------       --------
Income (loss) from investment operations
  Net investment loss (d) ................    $  (0.01)      $  (0.07)      $  (0.08)      $  (0.05)      $  (0.05)      $  (0.05)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        2.09           1.37           1.46           1.83           3.31          (5.42)
                                              --------       --------       --------       --------       --------       --------
      Total from investment operations ...    $   2.08       $   1.30       $   1.38       $   1.78       $   3.26       $  (5.47)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of period ...........    $  20.27       $  18.19       $  16.89       $  15.51       $  13.73       $  10.47
                                              ========       ========       ========       ========       ========       ========
Total return (%) (k)(s) ..................       11.43(n)        7.70           8.90          12.96(b)       31.14(j)      (34.32)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...........................        1.09(a)        1.08           1.09           1.06           1.06           1.03
  Net investment loss ....................       (0.07)(a)      (0.38)         (0.51)         (0.36)         (0.42)         (0.39)
Portfolio turnover (%) ...................          32            123             88             94            100            105
Net assets at end of period (000 Omitted)     $ 22,135       $ 21,538       $ 21,597       $ 22,139       $ 18,147       $ 11,009

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.16 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service
    Class total returns for the year ended December 31, 2003 would have been lower by approximately 1.48% and 1.50%, respectively.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                 Global Growth Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------

INITIAL CLASS SHARES
Net asset value, beginning of period .....    $  15.74       $  13.48       $  12.31       $  10.70       $   7.94       $   9.87
                                              --------       --------       --------       --------       --------       --------
Income (loss) from investment operations
  Net investment income (d) ..............    $   0.12       $   0.20       $   0.07       $   0.05       $   0.07       $   0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        1.39           2.14           1.16           1.61           2.73          (1.95)
                                              --------       --------       --------       --------       --------       --------
      Total from investment operations ...    $   1.51       $   2.34       $   1.23       $   1.66       $   2.80       $  (1.91)
                                              --------       --------       --------       --------       --------       --------
Less distributions declared to shareholders
  From net investment income .............    $  (0.28)      $  (0.08)      $  (0.06)      $  (0.05)      $  (0.04)      $  (0.02)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of period ...........    $  16.97       $  15.74       $  13.48       $  12.31       $  10.70       $   7.94
                                              ========       ========       ========       ========       ========       ========
Total return (%) (k)(s) ..................        9.59(n)       17.37          10.03          15.61(b)       35.44(j)      (19.36)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...........................        1.09(a)        1.14           1.08           1.07           1.11           1.08
  Net investment income ..................        1.47(a)        1.39           0.59           0.48           0.76           0.49
Portfolio turnover (%) ...................          32             92             87            115            147            118
Net assets at end of period (000 Omitted)     $146,470       $148,793       $155,375       $175,146       $185,500       $167,014

                                                                                 Global Growth Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------

SERVICE CLASS SHARES
Net asset value, beginning of period .....    $  15.63       $  13.39       $  12.24       $  10.64       $   7.90       $   9.85
                                              --------       --------       --------       --------       --------       --------
Income (loss) from investment operations
  Net investment income (d) ..............    $   0.10       $   0.17       $   0.04       $   0.02       $   0.04       $   0.02
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        1.39           2.12           1.14           1.61           2.73          (1.95)
                                              --------       --------       --------       --------       --------       --------
      Total from investment operations ...    $   1.49       $   2.29       $   1.18       $   1.63       $   2.77       $  (1.93)
                                              --------       --------       --------       --------       --------       --------
Less distributions declared to shareholders
  From net investment income .............    $  (0.24)      $  (0.05)      $  (0.03)      $  (0.03)      $  (0.03)      $  (0.02)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of period ...........    $  16.88       $  15.63       $  13.39       $  12.24       $  10.64       $   7.90
                                              ========       ========       ========       ========       ========       ========
Total return (%) (k)(s) ..................        9.53(n)       17.09           9.65          15.41(b)       35.13(j)      (19.62)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...........................        1.34(a)        1.39           1.33           1.32           1.36           1.33
  Net investment income ..................        1.23(a)        1.16           0.34           0.23           0.41           0.25
Portfolio turnover (%) ...................          32             92             87            115            147            118
Net assets at end of period (000 Omitted)     $  8,731       $  8,723       $  7,599       $  7,785       $  6,792       $  3,724

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and
    Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 0.79% and 0.80%, respectively.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.


MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                 Mid Cap Growth Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------
INITIAL CLASS SHARES
Net asset value, beginning of period .....    $   6.12       $   5.98       $   5.80       $   5.06       $   3.67       $   6.94
                                              --------       --------       --------       --------       --------       --------
Income (loss) from investment operations
  Net investment income (loss) (d) .......    $  (0.01)      $   0.01       $  (0.02)      $  (0.03)      $  (0.02)      $  (0.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        0.71           0.13           0.20           0.77           1.41          (3.25)
                                              --------       --------       --------       --------       --------       --------
      Total from investment operations ...    $   0.70       $   0.14       $   0.18       $   0.74       $   1.39       $  (3.27)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of period ...........    $   6.82       $   6.12       $   5.98       $   5.80       $   5.06       $   3.67
                                              ========       ========       ========       ========       ========       ========
Total return (%) (k)(r)(s) ...............       11.48(n)        2.34           3.10          14.62          37.87         (47.12)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) .        0.89(a)        0.93           0.89           0.85           0.90           0.85
  Expenses after expense reductions (f) ..      N/A(a)           0.91            N/A            N/A            N/A            N/A
  Net investment income (loss) ...........       (0.16)(a)       0.11          (0.40)         (0.56)         (0.46)         (0.39)
Portfolio turnover (%) ...................          37            139             81             84             90            160
Net assets at end of period (000 Omitted)     $ 52,131       $ 53,504       $ 68,637       $ 83,899       $ 76,159       $ 39,941

                                                                                 Mid Cap Growth Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------
SERVICE CLASS SHARES
Net asset value, beginning of period .....    $   6.05       $   5.92       $   5.76       $   5.04       $   3.67       $   6.94
                                              --------       --------       --------       --------       --------       --------
Income (loss) from investment operations
  Net investment loss (d) ................    $  (0.01)      $  (0.01)      $  (0.04)      $  (0.04)      $  (0.03)      $  (0.03)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        0.69           0.14           0.20           0.76           1.40          (3.24)
                                              --------       --------       --------       --------       --------       --------
      Total from investment operations ...    $   0.68       $   0.13       $   0.16       $   0.72       $   1.37       $  (3.27)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of period ...........    $   6.73       $   6.05       $   5.92       $   5.76       $   5.04       $   3.67
                                              ========       ========       ========       ========       ========       ========
Total return (%) (k)(r)(s) ...............       11.24(n)        2.20           2.78          14.29          37.33         (47.12)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) .        1.14(a)        1.18           1.15           1.10           1.15           1.10
  Expenses after expense reductions (f) ..      N/A(a)           1.16            N/A            N/A            N/A            N/A
  Net investment loss ....................       (0.40)(a)      (0.11)         (0.65)         (0.81)         (0.72)         (0.60)
Portfolio turnover (%) ...................          37            139             81             84             90            160
Net assets at end of period (000 Omitted)     $ 36,812       $ 36,645       $ 41,713       $ 45,443       $ 37,081       $ 14,028

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                    Research Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------

INITIAL CLASS SHARES
Net asset value, beginning of period .....    $  18.73       $  17.04       $  15.88       $  13.84       $  11.14       $  14.93
                                              --------       --------       --------       --------       --------       --------
Income (loss) from investment operations
  Net investment income (d) ..............    $   0.05       $   0.13       $   0.09       $   0.08       $   0.11       $   0.08
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        1.82           1.67           1.16           2.09           2.69          (3.82)
                                              --------       --------       --------       --------       --------       --------
      Total from investment operations ...    $   1.87       $   1.80       $   1.25       $   2.17       $   2.80       $  (3.74)
                                              --------       --------       --------       --------       --------       --------
Less distributions declared to shareholders
  From net investment income .............    $  (0.16)      $  (0.11)      $  (0.09)      $  (0.13)      $  (0.10)      $  (0.05)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of period ...........    $  20.44       $  18.73       $  17.04       $  15.88       $  13.84       $  11.14
                                              ========       ========       ========       ========       ========       ========
Total return (%) (k)(s) ..................       10.01(n)       10.62           7.94          15.83(b)       25.32(j)      (25.11)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...........................        0.83(a)        0.82           0.83           0.80           0.80           0.78
  Net investment income ..................        0.47(a)        0.76           0.57           0.53           0.93           0.61
Portfolio turnover (%) ...................          42             87             92            118            124             98
Net assets at end of period (000 Omitted)     $298,322       $309,757       $366,831       $432,318       $466,139       $458,394

                                                                                    Research Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------

SERVICE CLASS SHARES
Net asset value, beginning of period .....    $  18.60       $  16.93       $  15.78       $  13.77       $  11.09       $  14.91
                                              --------       --------       --------       --------       --------       --------
Income (loss) from investment operations
  Net investment income (d) ..............    $   0.02       $   0.09       $   0.05       $   0.04       $   0.08       $   0.06
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        1.82           1.65           1.16           2.08           2.68          (3.83)
                                              --------       --------       --------       --------       --------       --------
      Total from investment operations ...    $   1.84       $   1.74       $   1.21       $   2.12       $   2.76       $  (3.77)
                                              --------       --------       --------       --------       --------       --------
Less distributions declared to shareholders
  From net investment income .............    $  (0.12)      $  (0.07)      $  (0.06)      $  (0.11)      $  (0.08)      $  (0.05)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of period ...........    $  20.32       $  18.60       $  16.93       $  15.78       $  13.77       $  11.09
                                              ========       ========       ========       ========       ========       ========
Total return (%) (k)(s) ..................        9.89(n)       10.32           7.71          15.54(b)       25.01(j)      (25.36)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...........................        1.08(a)        1.07           1.09           1.05           1.05           1.03
  Net investment income ..................        0.23(a)        0.54           0.33           0.30           0.67           0.48
Portfolio turnover (%) ...................          42             87             92            118            124             98
Net assets at end of period (000 Omitted)     $ 30,450       $ 29,316       $ 28,039       $ 25,315       $ 16,010       $  7,134

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service
    Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.52%.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                  Total Return Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------

INITIAL CLASS SHARES
Net asset value, beginning of period .....    $    20.02     $    19.10     $    19.55     $    18.00     $    15.90     $    17.95
                                              ----------     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations
  Net investment income (d) ..............    $     0.27     $     0.54     $     0.48     $     0.48     $     0.42     $     0.50
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..          0.92           1.69           0.07           1.53           2.24          (1.44)
                                              ----------     ----------     ----------     ----------     ----------     ----------
      Total from investment operations ...    $     1.19     $     2.23     $     0.55     $     2.01     $     2.66     $    (0.94)
                                              ----------     ----------     ----------     ----------     ----------     ----------
Less distributions declared to shareholders
  From net investment income .............    $    (0.60)    $    (0.54)    $    (0.51)    $    (0.46)    $    (0.56)    $    (0.55)
  From net realized gain on investments and
    foreign currency transactions ........         (0.81)         (0.77)         (0.49)          --             --            (0.56)
                                              ----------     ----------     ----------     ----------     ----------     ----------
      Total distributions declared to
        shareholders .....................    $    (1.41)    $    (1.31)    $    (1.00)    $    (0.46)    $    (0.56)    $    (1.11)
                                              ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ...........    $    19.80     $    20.02     $    19.10     $    19.55     $    18.00     $    15.90
                                              ==========     ==========     ==========     ==========     ==========     ==========
Total return (%) (k)(s) ..................          5.93(n)       12.22           3.02          11.47(b)       17.15          (5.69)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...........................          0.70(a)        0.71           0.71           0.70           0.71           0.70
  Net investment income ..................          2.68(a)        2.81           2.52           2.60           2.52           2.95
Portfolio turnover (%) ...................            27             48             42             67             65             82
Net assets at end of period (000 Omitted)     $1,158,914     $1,210,549     $1,370,782     $1,571,550     $1,618,983     $1,571,494

                                                                                  Total Return Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------

SERVICE CLASS SHARES
Net asset value, beginning of period .....    $    19.86     $    18.97     $    19.43     $    17.92     $    15.85     $    17.93
                                              ----------     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations
  Net investment income (d) ..............    $     0.24     $     0.49     $     0.43     $     0.43     $     0.36     $     0.45
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..          0.92           1.67           0.08           1.51           2.24          (1.43)
                                              ----------     ----------     ----------     ----------     ----------     ----------
      Total from investment operations ...    $     1.16     $     2.16     $     0.51     $     1.94     $     2.60     $    (0.98)
                                              ----------     ----------     ----------     ----------     ----------     ----------
Less distributions declared to shareholders
  From net investment income .............    $    (0.56)    $    (0.50)    $    (0.48)    $    (0.43)    $    (0.53)    $    (0.54)
  From net realized gain on investments and
    foreign currency transactions ........         (0.81)         (0.77)         (0.49)          --             --            (0.56)
                                              ----------     ----------     ----------     ----------     ----------     ----------
Total distributions declared to shareholders  $    (1.37)    $    (1.27)    $    (0.97)    $    (0.43)    $    (0.53)    $    (1.10)
                                              ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ...........    $    19.65     $    19.86     $    18.97     $    19.43     $    17.92     $    15.85
                                              ==========     ==========     ==========     ==========     ==========     ==========
Total return (%) (k)(s) ..................          5.80(n)       11.91           2.81          11.14(b)       16.83          (5.88)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...........................          0.95(a)        0.96           0.96           0.95           0.95           0.95
  Net investment income ..................          2.43(a)        2.58           2.28           2.39           2.20           2.77
Portfolio turnover (%) ...................            27             48             42             67             65             82
Net assets at end of period (000 Omitted)     $  986,014     $  903,202     $  770,453     $  548,069     $  300,220     $  152,768

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                    Utilities Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------

INITIAL CLASS SHARES
Net asset value, beginning of period .....    $  23.25       $  18.11       $  15.61       $  12.23       $   9.28       $  12.61
                                              --------       --------       --------       --------       --------       --------
Income (loss) from investment operations
  Net investment income (d) ..............    $   0.33       $   0.48       $   0.31       $   0.30       $   0.24       $   0.26
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        4.14           5.25           2.35           3.34           3.05          (3.22)
                                              --------       --------       --------       --------       --------       --------
      Total from investment operations ...    $   4.47       $   5.73       $   2.66       $   3.64       $   3.29       $  (2.96)
                                              --------       --------       --------       --------       --------       --------
Less distributions declared to shareholders
  From net investment income .............    $  (0.34)      $  (0.59)      $  (0.16)      $  (0.26)      $  (0.34)      $  (0.37)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of period ...........    $  27.38       $  23.25       $  18.11       $  15.61       $  12.23       $   9.28
                                              ========       ========       ========       ========       ========       ========
Total return (%) (k)(s) ..................       19.26(n)       32.35          17.23          30.37(b)(v)    36.26         (23.87)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...........................        0.83(a)        0.84           0.86           0.84           0.84           0.82
  Net investment income ..................        2.58(a)        2.41           1.87           2.25           2.28           2.55
Portfolio turnover (%) ...................          50             93             96            103            134             79
Net assets at end of period (000 Omitted)     $405,527       $377,354       $344,717       $328,541       $287,648       $241,772

                                                                                    Utilities Series
                                             --------------------------------------------------------------------------------------
                                             Six Months
                                               Ended                            Years Ended December 31,
                                            June 30, 2007    ----------------------------------------------------------------------
                                             (Unaudited)       2006           2005            2004           2003           2002
                                              --------       --------       --------       ----------     ----------     ----------

SERVICE CLASS SHARES
Net asset value, beginning of period .....    $  23.09       $  18.01       $  15.53       $  12.18       $   9.24       $  12.59
                                              --------       --------       --------       --------       --------       --------
Income (loss) from investment operations
  Net investment income (d) ..............    $   0.30       $   0.42       $   0.27       $   0.26       $   0.20       $   0.24
  Net realized and unrealized gain (loss)
    on investments and foreign currency ..        4.10           5.22           2.35           3.32           3.06          (3.22)
                                              --------       --------       --------       --------       --------       --------
      Total from investment operations ...    $   4.40       $   5.64       $   2.62       $   3.58       $   3.26       $  (2.98)
                                              --------       --------       --------       --------       --------       --------
Less distributions declared to shareholders
  From net investment income .............    $  (0.30)      $  (0.56)      $  (0.14)      $  (0.23)      $  (0.32)      $  (0.37)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of period ...........    $  27.19       $  23.09       $  18.01       $  15.53       $  12.18       $   9.24
                                              ========       ========       ========       ========       ========       ========
Total return (%) (k)(s) ..................       19.08(n)       31.96          16.97          30.01(b)(v)    36.03         (24.09)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...........................        1.08(a)        1.09           1.11           1.09           1.09           1.07
  Net investment income ..................        2.42(a)        2.12           1.62           2.01           1.95           2.41
Portfolio turnover (%) ...................          50             93             96            103            134             79
Net assets at end of period (000 Omitted)     $105,509       $ 78,660       $ 47,240       $ 32,599       $ 22,555       $ 12,763

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(v) The series' total return calculation includes a net increase from gains realized on the disposal of investments in violation of the series' investment restrictions. The gains resulted in an increase in net asset value of $0.00278 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the series' ending net asset value per share, the total return for the year ended December 31, 2004 would have been approximately 30.35% and 29.99% for the
    Inital Class shares and the Service Class shares, respectively.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION
The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-six separate series (the series) of shares: Blended Research Core Equity Series* (formerly Massachusetts Investors Trust Series),Bond Series, Capital Appreciation Series*, Core Equity Series, Emerging Growth Series*, Emerging Markets Equity Series, Global Governments Series, Global Growth Series*, Global Total Return Series, Government Securities Series, High Yield Series, International Growth Series, International Value Series, Massachusetts Investors Growth Stock Series, Mid Cap Growth Series*, Mid Cap Value Series, Money Market Series, New Discovery Series, Research Series*, Research International Series, Strategic Income Series, Strategic Value Series, Technology Series, Total Return Series*, Utilities Series*, and Value Series. The shares of each series are sold only to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional- size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each series' financial statements.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities - Certain series invest in inflation-adjusted debt securities issued by the U.S. Treasury. Certain series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk - Each series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts for the Utilities Series.

Forward Foreign Currency Exchange Contracts - Each series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. Each series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, each series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. Each series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, each series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of each series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides each series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2007, the following series had loans collateralized by cash and U.S. Treasury obligations:

                                                                       U.S.
                                    VALUE OF                         TREASURY
                                SECURITIES LOANED      CASH         OBLIGATIONS
-------------------------------------------------------------------------------
Global Growth Series ..........   $ 27,285,725      $26,777,596     $ 1,799,936
Mid Cap Growth Series .........     15,704,890       15,471,747         602,485
Research Series ...............     13,087,543       13,388,164           4,073
Total Return Series ...........    101,440,457       93,957,939      10,193,614
Utilities Series ..............     58,028,873       56,439,153       3,779,645

Indemnifications - Under each series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, each series enters into agreements with service providers that may contain indemnification clauses. Each series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Each series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly - Certain series' custody fees are reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                    BLENDED
                                                                    RESEARCH          CAPITAL         EMERGING          GLOBAL
                                                                  CORE EQUITY      APPRECIATION        GROWTH           GROWTH
                                                                     SERIES           SERIES           SERIES           SERIES
                                                                ----------------  ---------------  ---------------  ---------------
                                                                    12/31/06         12/31/06         12/31/06         12/31/06
                                                                ----------------  ---------------  ---------------  ---------------
Ordinary income (including any short-term capital gains) .......   $8,569,963       $1,174,123      $    --           $   872,242

                                                                    MID CAP                             TOTAL
                                                                     GROWTH          RESEARCH          RETURN          UTILITIES
                                                                     SERIES           SERIES           SERIES           SERIES
                                                                ----------------  ---------------  ---------------  ---------------
                                                                    12/31/06         12/31/06         12/31/06         12/31/06
                                                                ----------------  ---------------  ---------------  ---------------
Ordinary income (including any short-term capital gains) .......   $   --           $2,312,500      $ 68,720,551      $11,986,415
Long-term capital gain .........................................       --               --            69,829,820          --
                                                                   ---------        ----------      ------------      -----------
Total distributions ............................................   $   --           $2,312,500      $138,550,371      $11,986,415
                                                                   =========        ==========      ============      ===========

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                      BLENDED
                                                                      RESEARCH         CAPITAL         EMERGING          GLOBAL
                                                                    CORE EQUITY      APPRECIATION       GROWTH           GROWTH
AS OF 6/30/07                                                          SERIES           SERIES          SERIES           SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Cost of investments ............................................   $1,090,525,224   $ 471,233,861    $ 302,621,899    $156,141,209
                                                                   --------------   -------------    -------------    ------------
Gross appreciation .............................................   $   68,290,977   $  59,248,785    $  48,597,711    $ 27,322,934
Gross depreciation .............................................      (10,355,123)     (7,576,091)      (5,395,677)     (2,301,272)
                                                                   --------------   -------------    -------------    ------------
Net unrealized appreciation (depreciation) .....................   $   57,935,854   $  51,672,694    $  43,202,034    $ 25,021,662
                                                                   ==============   =============    =============    ============

AS OF 12/31/06
Undistributed ordinary income ..................................   $   12,472,359   $     976,046    $     --         $  2,532,758
Capital loss carryforwards .....................................     (191,435,119)   (832,905,068)    (393,935,627)    (60,904,282)
Other temporary differences ....................................             (567)            820            1,469         (12,161)
Net unrealized appreciation (depreciation) .....................      168,334,331      36,448,904       33,130,512      25,321,267

                                                                      MID CAP                            TOTAL
                                                                       GROWTH          RESEARCH         RETURN         UTILITIES
AS OF 6/30/07                                                          SERIES           SERIES          SERIES           SERIES
----------------------------------------------------------------------------------------------------------------------------------
Cost of investments ............................................     $ 91,077,128   $ 312,124,435   $2,001,318,349    $469,808,713
                                                                     ------------   -------------   --------------    ------------
Gross appreciation .............................................     $ 13,938,513   $  35,815,501   $  269,790,986    $102,560,458
Gross depreciation .............................................       (1,554,514)     (6,542,531)     (39,565,659)     (5,206,756)
                                                                     ------------   -------------   --------------    ------------
Net unrealized appreciation (depreciation) .....................     $ 12,383,999   $  29,272,970   $  230,225,327    $ 97,353,702
                                                                     ============   =============   ==============    ============

AS OF 12/31/06
Undistributed ordinary income ..................................     $     19,111   $   2,639,088   $   67,070,864    $  6,336,939
Undistributed long-term capital gain ...........................           --              --           76,154,311          --
Capital loss carryforwards .....................................      (26,808,648)   (192,603,455)        --           (48,516,678)
Other temporary differences ....................................           (1,459)           (329)        (642,512)       (116,548)
Net unrealized appreciation (depreciation) .....................        7,877,242      26,729,168      215,148,167      82,092,536

The aggregate costs above include prior fiscal year end tax adjustments.

As of December 31, 2006, the following series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                                          BLENDED
                                                          RESEARCH            CAPITAL             EMERGING             GLOBAL
                                                        CORE EQUITY         APPRECIATION           GROWTH              GROWTH
EXPIRATION DATE                                            SERIES            SERIES (a)            SERIES              SERIES
-----------------------------------------------------------------------------------------------------------------------------------
12/31/08 ............................................    $     --            $(125,950,241)      $   --              $   --
12/31/09 ............................................          --             (326,599,591)       (164,707,760)        (15,156,985)
12/31/10 ............................................     (174,960,419)       (348,269,974)       (229,227,867)        (45,747,297)
12/31/11 ............................................      (16,474,700)        (32,085,262)            --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total ...............................................    $(191,435,119)      $(832,905,068)      $(393,935,627)       $(60,904,282)
                                                         =============       =============       =============        ============

                                                          MID CAP
                                                           GROWTH             RESEARCH           UTILITIES
EXPIRATION DATE                                            SERIES              SERIES              SERIES
--------------------------------------------------------------------------------------------------------------
12/31/09 ............................................           --           $ (30,740,711)       $     --
12/31/10 ............................................     $(26,808,648)       (161,862,744)         48,516,678
--------------------------------------------------------------------------------------------------------------
Total ...............................................     $(26,808,648)      $(192,603,455)       $ 48,516,678
                                                          ============       =============        ============

(a) The availability of a portion of the capital loss carryforwards, which were acquired on April 25, 2005 in connection with the
    Managed Sectors Series merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each series. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Blended Research Core Equity Series: The management fee is 0.55% of average daily net assets.

Capital Appreciation Series: The management fee is 0.75% of the first $1 billion of average daily net assets, 0.675% of the next $500 million of average daily net assets and 0.65% of average daily net assets in excess of $1.5 billion.

Emerging Growth Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Global Growth Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.75% of the next $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $2 billion.

Mid Cap Growth Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue through August 31, 2007, unless changed or rescinded by the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

Research Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Total Return Series: The management fee is 0.75% of the first $300 million of average daily net assets, 0.675% of the next $700 million of average daily net assets and 0.60% of average daily net assets in excess of $1 billion.

Utilities Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

The investment adviser has agreed to pay a portion of certain series' operating expenses, exclusive of certain other fees and expenses, such that the total annual operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. The management fees incurred for the six months ended June 30, 2007 were equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                        INITIAL        SERVICE
                                         EFFECTIVE       CLASS          CLASS
                                         MANAGEMENT     EXPENSE        EXPENSE
                                            FEES       LIMITATION     LIMITATION
--------------------------------------------------------------------------------
Blended Research Core Equity Series .      0.55%         0.60%(c)       0.85%(c)
Capital Appreciation Series .........      0.75%         1.00%(a)       1.25%(a)
Emerging Growth Series ..............      0.75%          N/A            N/A
Global Growth Series ................      0.90%          N/A            N/A
Mid Cap Growth Series ...............      0.75%         0.95%(b)       1.20%(b)
Research Series .....................      0.74%          N/A            N/A
Total Return Series .................      0.65%         1.00%(a)       1.25%(a)
Utilities Series ....................      0.72%          N/A            N/A

(a) MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.25% of the series' average daily net assets is contained in the investment advisory agreement between MFS and the series and may not be rescinded without shareholder approval. MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.00% of the series' average daily net assets attributable to Initial Class shares may be changed or rescinded at any time by MFS. For the six months ended June 30, 2007, the actual operating expenses for the series did not exceed the limit, and therefore, the investment adviser did not pay any portion of the series expenses.
(b) This written agreement will continue through August 31, 2007, unless changed or rescinded by the series' Board of Trustees. For the six months ended June 30, 2007, the actual operating expenses for the series did not exceed the limit, and therefore, the investment adviser did not pay any portion of these series' expenses.
(c) Prior to June 23, 2007, the MFS' agreement was to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.25% of the series' average daily net assets. This agreement was contained in the investment advisory agreement between MFS and the series and could not be rescinded without shareholder approval. MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.00% of the series' average daily net assets attributable to Initial Class shares could be changed or rescinded at any time by MFS. Effective June 23, 2007, the investment adviser has agreed in writing to pay a portion of the series operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed 0.60% for the Initial Class and 0.85% for the Service Class. This written agreement will continue through April 30, 2010, unless changed or rescinded by the series' Board of Trustees. For the six months ended June 30, 2007, this reduction amounted to $7,017 for the Blended Research Core Equity Series and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each series. Under an administrative services agreement, each series partially reimburses MFS the costs incurred to provide these services. Each series' is charged an annual fixed amount of $10,000 plus a fee based on calendar year average net assets.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                                    PERCENT OF
                                                                  AVERAGE DAILY
                                                                    NET ASSETS
-------------------------------------------------------------------------------
Blended Research Core Equity Series .............................    0.0263%
Capital Appreciation Series .....................................    0.0278%
Emerging Growth Series ..........................................    0.0283%
Global Growth Series ............................................    0.0285%
Mid Cap Growth Series ...........................................    0.0285%
Research Series .................................................    0.0283%
Total Return Series .............................................    0.0235%
Utilities Series ................................................    0.0280%

Trustees' and Officers' Compensation - Each series pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers of the series are officers or directors of MFS, MFD, and MFSC.

Other - These series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2007, payments made by the series to Tarantino LLC amounted to the following and are included in the miscellaneous expense on the Statements of Operations:

For the six months ended June 30, 2007, payments made by the series to Tarantino LLC amounted to the following:

                                                                      ICCO FEE
------------------------------------------------------------------------------
Blended Research Core Equity Series ..............................     $2,897
Capital Appreciation Series ......................................      1,405
Emerging Growth Series ...........................................        791
Global Growth Series .............................................        397
Mid Cap Growth Series ............................................        227
Research Series ..................................................        855
Total Return Series ..............................................      5,335
Utilities Series .................................................      1,162

(4) Portfolio Securities - Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                           BLENDED
                                                                           RESEARCH        CAPITAL       EMERGING        GLOBAL
                                                                         CORE EQUITY    APPRECIATION      GROWTH         GROWTH
                                                                            SERIES         SERIES         SERIES         SERIES
----------------------------------------------------------------------------------------------------------------------------------
Purchases
Investments (non-U.S. government securities) .........................   $913,256,402   $143,596,563   $ 97,011,115   $ 49,284,613
Sales
Investments (non-U.S. government securities) .........................   $985,650,500   $225,174,724   $138,963,170   $ 66,347,249

                                                                           MID CAP                         TOTAL
                                                                            GROWTH        RESEARCH        RETURN        UTILITIES
                                                                            SERIES         SERIES         SERIES         SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities ...........................................   $    --        $    --        $168,931,207   $    --
Investments (non-U.S. government securities) .........................   $ 33,347,106   $140,863,897   $401,249,615   $238,956,377
Sales
U.S. government securities ...........................................   $    --        $    --        $103,009,952   $    --
Investments (non-U.S. government securities) .........................   $ 44,673,614   $183,307,883   $485,623,794   $259,767,293

(5) Shares of Beneficial Interest - Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                            BLENDED RESEARCH CORE EQUITY SERIES                          CAPITAL APPRECIATION SERIES
                   -------------------------------------------------------   ------------------------------------------------------
                   SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06        SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06
                   ----------------------------------------------------------------------------------------------------------------
                     SHARES        AMOUNT        SHARES          AMOUNT        SHARES        AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class       26,104   $     913,486        98,605   $   3,158,503       90,251   $  1,872,268      271,615   $   5,292,910
  Service Class      879,875      29,974,189     3,136,512      98,044,949       32,424        664,021      121,250       2,323,766
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                     905,979   $  30,887,675     3,235,117   $ 101,203,452      122,675   $  2,536,289      392,865   $   7,616,676
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class      250,233   $   9,003,386       225,827   $   7,057,076       44,941   $    981,066       59,996   $   1,174,123
  Service Class       97,176       3,474,027        48,677       1,512,887           --             --           --              --
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                     347,409   $  12,477,413       274,504   $   8,569,963       44,941   $    981,066       59,996   $   1,174,123
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares reacquired
  Initial Class   (2,897,477)  $(101,569,291)   (6,766,259)  $(212,683,785)  (3,185,218)  $(67,426,849)  (8,182,315)  $(159,551,020)
  Service Class     (417,026)    (14,740,380)     (311,429)     (9,906,798)    (178,231)    (3,765,246)    (464,788)     (8,965,273)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                  (3,314,503)  $(116,309,671)   (7,077,688)  $(222,590,583)  (3,363,449)  $(71,192,095)  (8,647,103)  $(168,516,293)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Net change
  Initial Class   (2,621,140)  $ (91,652,419)   (6,441,827)  $(202,468,206)  (3,050,026)  $(64,573,515)  (7,850,704)  $(153,083,987)
  Service Class      560,025      18,707,836     2,873,760      89,651,038     (145,807)    (3,101,225)    (343,538)     (6,641,507)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                  (2,061,115)  $ (72,944,583)   (3,568,067)  $(112,817,168)  (3,195,833)  $(67,674,740)  (8,194,242)  $(159,725,494)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============

                                    EMERGING GROWTH SERIES                                 GLOBAL GROWTH SERIES
                   -------------------------------------------------------   ------------------------------------------------------
                   SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06        SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06
                   ----------------------------------------------------------------------------------------------------------------
                     SHARES        AMOUNT        SHARES          AMOUNT        SHARES        AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class       31,900   $     622,519       164,213   $   2,835,062       35,973   $    588,660      244,457   $   3,542,071
  Service Class       33,795         635,334       206,919       3,520,339       11,326        185,277      119,680       1,700,954
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                      65,695   $   1,257,853       371,132   $   6,355,401       47,299   $    773,937      364,137   $   5,243,025
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class           --   $          --            --   $          --      144,269   $  2,413,626       56,469   $     845,334
  Service Class           --              --            --              --        7,461        124,151        1,807          26,908
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                          --   $          --            --   $          --      151,730   $  2,537,777       58,276   $     872,242
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares reacquired
  Initial Class   (2,037,962)  $ (39,629,620)   (4,828,289)  $ (84,376,461)  (1,005,878)  $(16,465,844)  (2,372,943)  $ (34,120,787)
  Service Class     (125,611)     (2,421,928)     (301,658)     (5,154,291)     (59,501)      (966,277)    (130,814)     (1,883,058)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                  (2,163,573)  $ (42,051,548)   (5,129,947)  $ (89,530,752)  (1,065,379)  $(17,432,121)  (2,503,757)  $ (36,003,845)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Net change
  Initial Class   (2,006,062)  $ (39,007,101)   (4,664,076)  $ (81,541,399)    (825,636)  $(13,463,558)  (2,072,017)  $ (29,733,382)
  Service Class      (91,816)     (1,786,594)      (94,739)     (1,633,952)     (40,714)      (656,849)      (9,327)       (155,196)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                  (2,097,878)  $ (40,793,695)   (4,758,815)  $ (83,175,351)    (866,350)  $(14,120,407)  (2,081,344)  $ (29,888,578)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============

                                    MID CAP GROWTH SERIES                                       RESEARCH SERIES
                   -------------------------------------------------------   ------------------------------------------------------
                   SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06        SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06
                   ----------------------------------------------------------------------------------------------------------------
                     SHARES        AMOUNT        SHARES          AMOUNT        SHARES        AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class      281,559   $   1,867,692       400,973   $   2,426,001        7,373   $    145,738       12,107   $     210,821
  Service Class       31,645         200,890       533,490       3,078,905       54,896      1,052,820      175,418       3,037,598
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                     313,204   $       2,204       934,463   $   5,504,906       62,269   $  1,198,558      187,525   $   3,248,419
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class ..     2,899   $      19,627            --   $          --      121,149   $  2,461,746      124,854   $   2,194,925
  Service Class ..        --              --            --              --        9,020        182,290        6,722         117,575
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                       2,899   $      19,627            --   $          --      130,169   $  2,644,036      131,576   $   2,312,500
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares reacquired
  Initial Class   (1,377,720)  $  (8,973,674)   (3,144,946)  $ (18,591,829)  (2,070,041)  $(40,664,285)  (5,123,179)  $ (89,614,801)
  Service Class     (620,217)     (4,015,371)   (1,521,208)     (8,929,540)    (141,206)    (2,778,673)    (262,350)     (4,590,067)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                  (1,997,937)  $ (12,989,045)   (4,666,154)  $ (27,521,369)  (2,211,247)  $(43,442,958)  (5,385,529)  $ (94,204,868)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Net change
  Initial Class   (1,093,262)  $  (7,086,355)   (2,743,973)  $ (16,165,828)  (1,941,519)  $(38,056,801)  (4,986,218)  $ (87,209,055)
  Service Class     (588,572)     (3,814,481)     (987,718)     (5,850,635)     (77,290)    (1,543,563)     (80,210)     (1,434,894)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                  (1,681,834)  $ (10,900,836)   (3,731,691)  $ (22,016,463)  (2,018,809)  $(39,600,364)  (5,066,428)  $ (88,643,949)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============

                                      TOTAL RETURN SERIES                                      UTILITIES SERIES
                   -------------------------------------------------------   ------------------------------------------------------
                   SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06        SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06
                   ----------------------------------------------------------------------------------------------------------------
                     SHARES        AMOUNT        SHARES          AMOUNT        SHARES        AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class      276,258   $   5,656,076       510,905   $   9,819,747      191,383   $  4,978,011      400,673   $   8,128,199
  Service Class    2,726,247      54,937,627     5,726,393     107,963,264      593,795     15,175,028    1,107,172      22,007,063
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                   3,002,505   $  60,593,703     6,237,298   $ 117,783,011      785,178   $ 20,153,039    1,507,845   $  30,135,262
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class    4,011,068   $  79,699,926     4,641,324   $  85,910,899      193,045   $  5,212,212      545,312   $  10,415,468
  Service Class    3,220,479      63,540,046     2,862,397      52,639,472       42,123      1,129,740       82,681       1,570,947
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                   7,231,547   $ 143,239,972     7,503,721   $ 138,550,371      235,168   $  6,341,952      627,993   $  11,986,415
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares reacquired
  Initial Class   (6,228,909)  $(126,281,265)  (16,442,558)  $(313,575,073)  (1,803,624)  $(46,118,950)  (3,743,545)  $ (74,496,882)
  Service Class   (1,249,518)    (25,139,590)   (3,729,015)    (70,881,173)    (162,870)    (4,167,578)    (406,360)     (8,156,383)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                  (7,478,427)  $(151,420,855)  (20,171,573)  $(384,456,246)  (1,966,494)  $(50,286,528)  (4,149,905)  $ (82,653,265)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Net change
  Initial Class   (1,941,583)  $ (40,925,263)  (11,290,329)  $(217,844,427)  (1,419,196)  $(35,928,727)  (2,797,560)  $ (55,953,215)
  Service Class    4,697,208      93,338,083     4,859,775      89,721,563      473,048     12,137,190      783,493      15,421,627
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                   2,755,625   $  52,412,820    (6,430,554)  $(128,122,864)    (946,148)  $(23,791,537)  (2,014,067)  $ (40,531,588)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============

(6) Line of Credit - Each series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, each series' commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statements of
Operations:

                                                       COMMITMENT      INTEREST
                                                           FEE          EXPENSE
-------------------------------------------------------------------------------
Blended Research Core Equity Series ................      $2,932         $3,282
Capital Appreciation Series ........................       1,337             --
Emerging Growth Series .............................         756             --
Global Growth Series ...............................         393            146
Mid Cap Growth Series ..............................         213            613
Research Series ....................................         831          6,149
Total Return Series ................................       5,343            442
Utilities Series ...................................       1,230          4,949

MFS(R)/SUN LIFE SERIES TRUST

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreements with MFS will be available on or before November 1, 2007 by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.





Sun Life Financial Distributors Inc.

                                                                SUN-B-SEM-8/07

MFS(R)/SUN LIFE SERIES TRUST[graphic omitted]

SEMIANNUAL REPORT o JUNE 30, 2007


Core Equity Series
International Growth Series
Massachusetts Investors Growth Stock Series
Mid Cap Value Series
New Discovery Series
Research International Series
Strategic Value Series
Technology Series
Value Series

TABLE OF CONTENTS

Letter from the CEO of MFS ............................................       1
Portfolio Composition .................................................       2
Expense Tables ........................................................      11
Portfolio of Investments ..............................................      13
Financial Statements ..................................................      31
Notes to Financial Statements .........................................      46
Investment Adviser ................................................. Back Cover
Custodian and Dividend Disbursing Agent ............................ Back Cover
Board Review of Investment Advisory Agreements ..................... Back Cover
Proxy Voting Policies and Information .............................. Back Cover
Quarterly Portfolio Disclosure ..................................... Back Cover

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED         MAY LOSE VALUE        NO BANK OR REDIT UNION GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION -- CORE EQUITY SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              98.5%
              Cash & Other Net Assets                     1.5%

              TOP TEN HOLDINGS

              Exxon Mobil Corp.                           4.1%
              ------------------------------------------------
              Danaher Corp.                               2.2%
              ------------------------------------------------
              American Express Co.                        2.1%
              ------------------------------------------------
              Wyeth                                       2.1%
              ------------------------------------------------
              AT&T, Inc.                                  2.0%
              ------------------------------------------------
              Hess Corp.                                  1.9%
              ------------------------------------------------
              Bank of America Corp.                       1.7%
              ------------------------------------------------
              Merck & Co., Inc.                           1.6%
              ------------------------------------------------
              Altria Group, Inc.                          1.6%
              ------------------------------------------------
              Rockwell Automation, Inc.                   1.6%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         21.3%
              ------------------------------------------------
              Technology                                 14.0%
              ------------------------------------------------
              Health Care                                11.9%
              ------------------------------------------------
              Utilities & Communications                  8.9%
              ------------------------------------------------
              Energy                                      8.6%
              ------------------------------------------------
              Industrial Goods & Services                 7.9%
              ------------------------------------------------
              Retailing                                   6.6%
              ------------------------------------------------
              Consumer Staples                            5.9%
              ------------------------------------------------
              Leisure                                     5.3%
              ------------------------------------------------
              Basic Materials                             3.4%
              ------------------------------------------------
              Special Products & Services                 2.0%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------
              Autos & Housing                             1.1%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- INTERNATIONAL GROWTH SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              99.3%
              Cash & Other Net Assets                     0.7%

              TOP TEN HOLDINGS

              BHP Billiton Ltd.                           3.1%
              ------------------------------------------------
              HSBC Holdings PLC                           2.9%
              ------------------------------------------------
              Roche Holding AG                            2.8%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       2.7%
              ------------------------------------------------
              TOTAL S.A.                                  2.6%
              ------------------------------------------------
              Nestle S.A.                                 2.1%
              ------------------------------------------------
              WPP Group PLC                               2.0%
              ------------------------------------------------
              Reckitt Benckiser PLC                       2.0%
              ------------------------------------------------
              UBS AG                                      1.8%
              ------------------------------------------------
              Housing Development Finance Corp. Ltd.      1.6%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.7%
              ------------------------------------------------
              Technology                                 13.4%
              ------------------------------------------------
              Health Care                                10.2%
              ------------------------------------------------
              Consumer Staples                            9.9%
              ------------------------------------------------
              Basic Materials                             9.3%
              ------------------------------------------------
              Retailing                                   8.6%
              ------------------------------------------------
              Energy                                      6.6%
              ------------------------------------------------
              Utilities & Communications                  6.4%
              ------------------------------------------------
              Leisure                                     4.5%
              ------------------------------------------------
              Industrial Goods & Services                 3.6%
              ------------------------------------------------
              Autos & Housing                             3.4%
              ------------------------------------------------
              Special Products & Services                 2.7%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             15.1%
              ------------------------------------------------
              Japan                                      14.3%
              ------------------------------------------------
              France                                     11.3%
              ------------------------------------------------
              Switzerland                                11.0%
              ------------------------------------------------
              Germany                                     7.5%
              ------------------------------------------------
              Australia                                   4.4%
              ------------------------------------------------
              Brazil                                      3.1%
              ------------------------------------------------
              Mexico                                      3.0%
              ------------------------------------------------
              India                                       2.7%
              ------------------------------------------------
              Other Countries                            27.6%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              97.2%
              Cash & Other Net Assets                     2.8%

              TOP TEN HOLDINGS

              Intel Corp.                                 3.3%
              ------------------------------------------------
              Cisco Systems, Inc.                         3.1%
              ------------------------------------------------
              Oracle Corp.                                2.8%
              ------------------------------------------------
              General Electric Co.                        2.7%
              ------------------------------------------------
              Genzyme Corp.                               2.2%
              ------------------------------------------------
              Procter & Gamble Co.                        2.2%
              ------------------------------------------------
              Medtronic, Inc.                             2.2%
              ------------------------------------------------
              Amdocs Ltd.                                 2.1%
              ------------------------------------------------
              Roche Holding AG                            2.1%
              ------------------------------------------------
              Johnson & Johnson                           2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 21.4%
              ------------------------------------------------
              Health Care                                19.5%
              ------------------------------------------------
              Financial Services                         10.1%
              ------------------------------------------------
              Industrial Goods & Services                 9.4%
              ------------------------------------------------
              Retailing                                   9.0%
              ------------------------------------------------
              Consumer Staples                            7.4%
              ------------------------------------------------
              Energy                                      5.7%
              ------------------------------------------------
              Special Products & Services                 5.3%
              ------------------------------------------------
              Leisure                                     4.0%
              ------------------------------------------------
              Utilities & Communications                  2.0%
              ------------------------------------------------
              Autos & Housing                             1.2%
              ------------------------------------------------
              Basic Materials                             1.1%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- MID CAP VALUE SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              98.8%
              Cash & Other Net Assets                     1.2%

              TOP TEN HOLDINGS

              Hess Corp.                                  2.8%
              ------------------------------------------------
              Eaton Corp.                                 2.8%
              ------------------------------------------------
              Genworth Financial, Inc.                    2.6%
              ------------------------------------------------
              Constellation Energy Group, Inc., "A"       2.5%
              ------------------------------------------------
              Embarq Corp.                                2.3%
              ------------------------------------------------
              Timken Co.                                  2.1%
              ------------------------------------------------
              Williams Cos., Inc.                         2.1%
              ------------------------------------------------
              NRG Energy, Inc.                            2.1%
              ------------------------------------------------
              PG&E Corp.                                  2.0%
              ------------------------------------------------
              Equity Residential, REIT                    1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         28.6%
              ------------------------------------------------
              Utilities & Communications                 18.5%
              ------------------------------------------------
              Industrial Goods & Services                10.6%
              ------------------------------------------------
              Technology                                  5.5%
              ------------------------------------------------
              Retailing                                   5.4%
              ------------------------------------------------
              Health Care                                 5.3%
              ------------------------------------------------
              Consumer Staples                            4.9%
              ------------------------------------------------
              Autos & Housing                             4.9%
              ------------------------------------------------
              Basic Materials                             4.6%
              ------------------------------------------------
              Leisure                                     4.1%
              ------------------------------------------------
              Energy                                      3.9%
              ------------------------------------------------
              Special Products & Services                 1.3%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- NEW DISCOVERY SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              99.7%
              Cash & Other Net Assets                     0.3%

              TOP TEN HOLDINGS

              Corporate Executive Board Co.               4.3%
              ------------------------------------------------
              NICE Systems Ltd., ADR                      2.5%
              ------------------------------------------------
              MWI Veterinary Supply, Inc.                 2.3%
              ------------------------------------------------
              Transaction Systems Architects, Inc.        2.0%
              ------------------------------------------------
              ARM Holdings PLC                            2.0%
              ------------------------------------------------
              ATMI, Inc.                                  1.9%
              ------------------------------------------------
              Red Robin Gourmet Burgers, Inc.             1.9%
              ------------------------------------------------
              Hittite Microwave Corp.                     1.8%
              ------------------------------------------------
              North American Energy Partners, Inc.        1.8%
              ------------------------------------------------
              Central Garden & Pet Co.,"A"                1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                23.5%
              ------------------------------------------------
              Technology                                 20.6%
              ------------------------------------------------
              Special Products & Services                10.6%
              ------------------------------------------------
              Leisure                                     9.0%
              ------------------------------------------------
              Retailing                                   8.2%
              ------------------------------------------------
              Industrial Goods & Services                 6.4%
              ------------------------------------------------
              Financial Services                          5.4%
              ------------------------------------------------
              Energy                                      5.1%
              ------------------------------------------------
              Consumer Staples                            2.7%
              ------------------------------------------------
              Utilities & Communications                  2.4%
              ------------------------------------------------
              Basic Materials                             2.3%
              ------------------------------------------------
              Autos & Housing                             1.9%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- RESEARCH INTERNATIONAL SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              99.3%
              Cash & Other Net Assets                     0.7%

              TOP TEN HOLDINGS

              HSBC Holdings PLC                           3.0%
              ------------------------------------------------
              BHP Billtion  PLC                           2.7%
              ------------------------------------------------
              Royal Dutch Shell PLC, "A"                  2.6%
              ------------------------------------------------
              E.ON AG                                     2.5%
              ------------------------------------------------
              TOTAL S.A.                                  2.3%
              ------------------------------------------------
              Linde AG                                    2.2%
              ------------------------------------------------
              Nestle S.A.                                 2.2%
              ------------------------------------------------
              Credit Agricole S.A.                        2.0%
              ------------------------------------------------
              WPP Group PLC                               1.9%
              ------------------------------------------------
              Vodafone Group PLC                          1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         28.3%
              ------------------------------------------------
              Utilities & Communications                  9.7%
              ------------------------------------------------
              Energy                                      8.8%
              ------------------------------------------------
              Basic Materials                             8.4%
              ------------------------------------------------
              Health Care                                 6.9%
              ------------------------------------------------
              Technology                                  6.7%
              ------------------------------------------------
              Autos & Housing                             6.3%
              ------------------------------------------------
              Consumer Staples                            6.2%
              ------------------------------------------------
              Retailing                                   5.6%
              ------------------------------------------------
              Industrial Goods & Services                 4.5%
              ------------------------------------------------
              Special Products & Services                 3.7%
              ------------------------------------------------
              Leisure                                     2.8%
              ------------------------------------------------
              Transportation                              1.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             21.8%
              ------------------------------------------------
              Japan                                      15.4%
              ------------------------------------------------
              Germany                                    14.2%
              ------------------------------------------------
              France                                     11.8%
              ------------------------------------------------
              Switzerland                                 9.4%
              ------------------------------------------------
              Italy                                       3.8%
              ------------------------------------------------
              Netherlands                                 2.8%
              ------------------------------------------------
              South Korea                                 2.1%
              ------------------------------------------------
              Australia                                   2.0%
              ------------------------------------------------
              Other Countries                            16.7%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC VALUE SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              98.4%
              Cash & Other Net Assets                     1.6%

              TOP TEN HOLDINGS

              Owens-Illinois, Inc.                        4.1%
              ------------------------------------------------
              Bank of America Corp.                       4.0%
              ------------------------------------------------
              Amgen, Inc.                                 3.8%
              ------------------------------------------------
              Bank of New York Co., Inc.                  3.8%
              ------------------------------------------------
              Anadarko Petroleum Corp.                    3.7%
              ------------------------------------------------
              Conseco, Inc.                               3.7%
              ------------------------------------------------
              Genworth Financial, Inc.,"A"                3.7%
              ------------------------------------------------
              Tyco International Ltd.                     3.6%
              ------------------------------------------------
              Wyeth                                       3.6%
              ------------------------------------------------
              Verizon Communications, Inc.                3.5%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         29.2%
              ------------------------------------------------
              Health Care                                16.1%
              ------------------------------------------------
              Energy                                     10.3%
              ------------------------------------------------
              Utilities & Communications                  9.1%
              ------------------------------------------------
              Leisure                                     7.5%
              ------------------------------------------------
              Technology                                  7.0%
              ------------------------------------------------
              Industrial Goods & Services                 5.4%
              ------------------------------------------------
              Autos & Housing                             5.3%
              ------------------------------------------------
              Basic Materials                             4.1%
              ------------------------------------------------
              Retailing                                   3.1%
              ------------------------------------------------
              Consumer Staples                            1.3%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- TECHNOLOGY SERIES

PORTFOLIO STRUCTURE

            Common Stocks                                     97.3%
            Cash & Other Net Assets                            2.7%

            TOP TEN HOLDINGS

            Intel Corp.                                        8.7%
            -------------------------------------------------------
            MSC.Software Corp.                                 5.1%
            -------------------------------------------------------
            Google, Inc., "A"                                  5.1%
            -------------------------------------------------------
            Network Appliance, Inc.                            4.0%
            -------------------------------------------------------
            Taiwan Semiconductor Manufacturing Co. Ltd., ADR   3.2%
            -------------------------------------------------------
            Adobe Systems, Inc.                                3.1%
            -------------------------------------------------------
            SanDisk Corp.                                      2.8%
            -------------------------------------------------------
            Oracle Corp.                                       2.8%
            -------------------------------------------------------
            Samsung Electronics Co. Ltd., GDR                  2.6%
            -------------------------------------------------------
            National Semiconductor Corp.                       2.5%
            -------------------------------------------------------

            TOP FIVE INDUSTRIES

            Electronics                                       30.1%
            -------------------------------------------------------
            Computer Software                                 23.9%
            -------------------------------------------------------
            Internet                                          11.3%
            -------------------------------------------------------
            Network & Telecom                                  9.0%
            -------------------------------------------------------
            Personal Computers & Peripherals                   6.7%
            -------------------------------------------------------

            COUNTRY WEIGHTINGS

            United States                                     73.9%
            -------------------------------------------------------
            Canada                                             5.6%
            -------------------------------------------------------
            South Korea                                        4.0%
            -------------------------------------------------------
            Taiwan                                             3.2%
            -------------------------------------------------------
            France                                             2.1%
            -------------------------------------------------------
            China                                              1.9%
            -------------------------------------------------------
            United Kingdom                                     1.6%
            -------------------------------------------------------
            Hong Kong                                          1.5%
            -------------------------------------------------------
            Finland                                            1.4%
            -------------------------------------------------------
            Other Countries                                    4.8%
            -------------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- VALUE SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              99.7%
              Cash & Other Net Assets                     0.3%

              TOP TEN HOLDINGS

              Lockheed Martin Corp.                       3.7%
              ------------------------------------------------
              Altria Group, Inc.                          3.5%
              ------------------------------------------------
              Bank of America Corp.                       3.4%
              ------------------------------------------------
              Allstate Corp.                              3.2%
              ------------------------------------------------
              Citigroup, Inc.                             3.0%
              ------------------------------------------------
              MetLife, Inc.                               2.7%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.6%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.6%
              ------------------------------------------------
              Johnson & Johnson                           2.4%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.3%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         30.1%
              ------------------------------------------------
              Energy                                     12.6%
              ------------------------------------------------
              Industrial Goods & Services                11.1%
              ------------------------------------------------
              Consumer Staples                            9.1%
              ------------------------------------------------
              Health Care                                 8.7%
              ------------------------------------------------
              Utilities & Communications                  7.3%
              ------------------------------------------------
              Basic Materials                             4.5%
              ------------------------------------------------
              Retailing                                   4.3%
              ------------------------------------------------
              Technology                                  4.0%
              ------------------------------------------------
              Autos & Housing                             3.0%
              ------------------------------------------------
              Leisure                                     2.8%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------
              Special Products & Services                 1.1%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007

As a contract holder of each series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in each series and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in each series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in each series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                   Beginning     Ending
                       Annualized   Account      Account      Expenses Paid
                        Expense      Value        Value     During Period (p)
CORE EQUITY SERIES       Ratio       1/1/07      6/30/07     1/1/07-6/30/07
-------------------------------------------------------------------------------
Initial Class
  Actual                 0.89%     $1,000.00    $1,093.10         $4.62
  Hypothetical (h)       0.89%     $1,000.00    $1,020.38         $4.46
Service Class
  Actual                 1.14%     $1,000.00    $1,091.30         $5.91
  Hypothetical (h)       1.14%     $1,000.00    $1,019.14         $5.71

INTERNATIONAL GROWTH
SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 1.11%     $1,000.00    $1,120.90         $5.84
  Hypothetical (h)       1.11%     $1,000.00    $1,019.29         $5.56
Service Class
  Actual                 1.36%     $1,000.00    $1,118.90         $7.15
  Hypothetical (h)       1.36%     $1,000.00    $1,018.05         $6.80

MASSACHUSETTS
INVESTORS GROWTH STOCK
SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 0.83%     $1,000.00    $1,074.30         $4.27
  Hypothetical (h)       0.83%     $1,000.00    $1,020.68         $4.16
Service Class
  Actual                 1.08%     $1,000.00    $1,073.30         $5.55
  Hypothetical (h)       1.08%     $1,000.00    $1,019.44         $5.41

MID CAP VALUE SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 1.00%     $1,000.00    $1,100.80         $5.21
  Hypothetical (h)       1.00%     $1,000.00    $1,019.84         $5.01
Service Class
  Actual                 1.25%     $1,000.00    $1,100.00         $6.51
  Hypothetical (h)       1.25%     $1,000.00    $1,018.60         $6.26

NEW DISCOVERY SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 0.95%     $1,000.00    $1,093.80         $4.93
  Hypothetical (h)       0.95%     $1,000.00    $1,020.08         $4.76
Service Class
  Actual                 1.20%     $1,000.00    $1,092.60         $6.23
  Hypothetical (h)       1.20%     $1,000.00    $1,018.84         $6.01

EXPENSE TABLES -- continued

                                   Beginning     Ending
RESEARCH               Annualized   Account      Account      Expenses Paid
INTERNATIONAL           Expense      Value        Value     During Period (p)
SERIES                   Ratio       1/1/07      6/30/07     1/1/07-6/30/07
-------------------------------------------------------------------------------
Initial Class
  Actual                 1.09%     $1,000.00    $1,103.70         $5.69
  Hypothetical (h)       1.09%     $1,000.00    $1,019.39         $5.46
Service Class
  Actual                 1.34%     $1,000.00    $1,101.70         $6.98
  Hypothetical (h)       1.34%     $1,000.00    $1,018.15         $6.71

STRATEGIC VALUE SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 0.98%     $1,000.00    $1,110.70         $5.13
  Hypothetical (h)       0.98%     $1,000.00    $1,019.93         $4.91
Service Class
  Actual                 1.23%     $1,000.00    $1,109.20         $6.43
  Hypothetical (h)       1.23%     $1,000.00    $1,018.70         $6.16

TECHNOLOGY SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 1.00%     $1,000.00    $1,104.80         $5.22
  Hypothetical (h)       1.00%     $1,000.00    $1,019.84         $5.01
Service Class
  Actual                 1.25%     $1,000.00    $1,104.70         $6.52
  Hypothetical (h)       1.25%     $1,000.00    $1,018.60         $6.26

VALUE SERIES
-------------------------------------------------------------------------------
Initial Class
  Actual                 0.85%     $1,000.00    $1,082.10         $4.39
  Hypothetical (h)       0.85%     $1,000.00    $1,020.58         $4.26
Service Class
  Actual                 1.10%     $1,000.00    $1,080.80         $5.68
  Hypothetical (h)       1.10%     $1,000.00    $1,019.34         $5.51

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

CORE EQUITY SERIES
COMMON STOCKS -- 98.5%

ISSUER                                             SHARES/PAR         VALUE ($)
AEROSPACE -- 2.6%
Lockheed Martin Corp. ....................             22,190      $  2,088,745
Precision Castparts Corp. ................             13,370         1,622,583
United Technologies Corp. ................             51,990         3,687,651
                                                                   ------------
                                                                   $  7,398,979
                                                                   ------------
AIRLINES -- 0.2%
Southwest Airlines Co. (l) ...............             45,340      $    676,019
                                                                   ------------
APPAREL MANUFACTURERS -- 1.1%
NIKE, Inc., "B" ..........................             31,690      $  1,847,210
Quiksilver, Inc. (a)(l) ..................             45,530           643,339
Under Armour, Inc. (a)(l) ................             13,420           612,623
                                                                   ------------
                                                                   $  3,103,172
                                                                   ------------
AUTOMOTIVE -- 0.3%
Sauer-Danfoss, Inc. (l) ..................             25,710      $    765,130
                                                                   ------------
BIOTECHNOLOGY -- 2.2%
Amgen, Inc. (a) ..........................             47,370      $  2,619,087
Celgene Corp. (a)(l) .....................             15,650           897,214
Genzyme Corp. (a) ........................             31,981         2,059,576
Millipore Corp. (a) ......................              9,220           692,330
                                                                   ------------
                                                                   $  6,268,207
                                                                   ------------
BROADCASTING -- 2.6%
News Corp., "A" ..........................            119,790      $  2,540,746
Viacom, Inc., "B" (a) ....................             85,860         3,574,352
Walt Disney Co. ..........................             34,280         1,170,319
                                                                   ------------
                                                                   $  7,285,417
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 2.5%
Affiliated Managers Group, Inc. (a)(l) ...             12,170      $  1,567,009
Deutsche Boerse AG (l) ...................              8,880         1,006,560
Evercore Partners, Inc. ..................             23,370           695,725
Goldman Sachs Group, Inc. ................             10,000         2,167,500
Legg Mason, Inc. .........................             17,480         1,719,682
                                                                   ------------
                                                                   $  7,156,476
                                                                   ------------
BUSINESS SERVICES -- 1.4%
Cognizant Technology Solutions
  Corp., "A" (a) .........................              9,360      $    702,842
Corporate Executive Board Co. (l) ........             17,040         1,106,066
Fidelity National  Information  Services,
  Inc ....................................             17,930           973,240
Global Payments, Inc. ....................             27,390         1,086,014
                                                                   ------------
                                                                   $  3,868,162
                                                                   ------------
CABLE TV -- 0.8%
Cablevision Systems Corp., "A" (a) .......             26,550      $    960,844
Comcast Corp., "Special A" (a) ...........             50,590         1,414,496
                                                                   ------------
                                                                   $  2,375,340
                                                                   ------------
CHEMICALS -- 0.3%
PPG Industries, Inc. .....................             11,270      $    857,760
                                                                   ------------
COMPUTER SOFTWARE -- 3.4%
Adobe Systems, Inc. (a) ..................             59,520      $  2,389,728
CommVault Systems, Inc. (a) ..............             55,500           958,485
MSC.Software Corp. (a)(l) ................            154,482         2,091,686
Oracle Corp. (a) .........................            151,546         2,986,972
Transaction Systems Architects, Inc. (a)(l)            30,230         1,017,542
                                                                   ------------
                                                                   $  9,444,413
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.7%
Cray, Inc. (a)(l) ........................            219,370      $  1,673,793
International Business Machines Corp. ....             29,270         3,080,668
                                                                   ------------
                                                                   $  4,754,461
                                                                   ------------
CONSTRUCTION -- 0.8%
D.R. Horton, Inc. ........................             31,240      $    622,613
Masco Corp. (l) ..........................             54,630         1,555,316
                                                                   ------------
                                                                   $  2,177,929
                                                                   ------------
CONSUMER GOODS & SERVICES -- 2.1%
Kimberly-Clark de Mexico S.A. de C.V., "A"             14,860      $     64,538
Procter & Gamble Co. .....................             54,110         3,310,991
Scotts Miracle-Gro Co. ...................             19,080           819,295
Strayer Education, Inc. (l) ..............             13,740         1,809,695
                                                                   ------------
                                                                   $  6,004,519
                                                                   ------------
CONTAINERS -- 0.4%
Owens-Illinois, Inc. (a) .................             32,950      $  1,153,250
                                                                   ------------
ELECTRICAL EQUIPMENT -- 4.1%
Danaher Corp. ............................             81,320      $  6,139,660
Hubbell, Inc., "B" .......................              6,060           328,573
Rockwell Automation, Inc. ................             62,940         4,370,554
WESCO International, Inc. (a) ............             11,400           689,130
                                                                   ------------
                                                                   $ 11,527,917
                                                                   ------------
ELECTRONICS -- 3.6%
Applied Materials, Inc. ..................             88,570      $  1,759,886
Hittite Microwave Corp. (a)(l) ...........             28,030         1,197,722
Intel Corp. ..............................            149,820         3,559,723
Marvell Technology Group Ltd. (a) ........             54,770           997,362
SanDisk Corp. (a)(l) .....................             38,440         1,881,254
Solectron Corp. (a) ......................            225,400           829,472
                                                                   ------------
                                                                   $ 10,225,419
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.1%
Apache Corp. .............................             13,880      $  1,132,469
CONSOL Energy, Inc. ......................             13,260           611,419
Devon Energy Corp. .......................             17,900         1,401,391
                                                                   ------------
                                                                   $  3,145,279
                                                                   ------------
ENERGY -- INTEGRATED -- 6.0%
Exxon Mobil Corp. ........................            137,996      $ 11,575,104
Hess Corp. ...............................             88,630         5,225,625
                                                                   ------------
                                                                   $ 16,800,729
                                                                   ------------
ENGINEERING -- CONSTRUCTION -- 0.4%
North American Energy Partners, Inc. (a) ..            60,357      $  1,222,833
                                                                   ------------
FOOD & BEVERAGES -- 2.8%
General Mills, Inc. ......................             37,870      $  2,212,365
Kellogg Co. ..............................             42,940         2,223,863
PepsiCo, Inc. ............................             37,387         2,424,547
Tyson Foods, Inc., "A" ...................             40,830           940,723
                                                                   ------------
                                                                   $  7,801,498
                                                                   ------------
FOOD & DRUG STORES -- 1.2%
CVS Caremark Corp. .......................             56,170      $  2,047,396
SUPERVALU, Inc. ..........................             27,950         1,294,644
                                                                   ------------
                                                                   $  3,342,040
                                                                   ------------
GAMING & LODGING -- 1.0%
Hilton Hotels Corp. ......................             23,800      $    796,586
International Game Technology ............             18,860           748,742
Penn National Gaming, Inc. (a) ...........             11,490           690,434
Royal Caribbean Cruises Ltd. (l) .........             12,880           553,582
                                                                   ------------
                                                                   $  2,789,344
                                                                   ------------
GENERAL MERCHANDISE -- 1.5%
99 Cents Only Stores (a) .................             56,400      $    739,404
Family Dollar Stores, Inc. ...............             28,980           994,594
Macy's, Inc. .............................             42,470         1,689,457
Stage Stores, Inc. .......................             38,770           812,619
                                                                   ------------
                                                                   $  4,236,074
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.1%
UnitedHealth Group, Inc. .................             38,040      $  1,945,366
WellPoint, Inc. (a) ......................             15,750         1,257,323
                                                                   ------------
                                                                   $  3,202,689
                                                                   ------------
INSURANCE -- 4.6%
Aflac, Inc. ..............................             29,280      $  1,504,992
Allied World Assurance Co. Holdings Ltd. .             35,960         1,842,950
Chubb Corp. ..............................             54,570         2,954,420
Genworth Financial, Inc., "A" ............             41,110         1,414,184
Hartford Financial Services Group, Inc. ..             34,340         3,382,833
MetLife, Inc. ............................             29,760         1,918,925
                                                                   ------------
                                                                   $ 13,018,304
                                                                   ------------
INTERNET -- 0.5%
Google, Inc., "A" (a) ....................              2,750      $  1,439,295
                                                                   ------------
MACHINERY & TOOLS -- 0.8%
Eaton Corp. ..............................             15,690      $  1,459,170
Timken Co. ...............................             21,340           770,587
                                                                   ------------
                                                                   $  2,229,757
                                                                   ------------
MAJOR BANKS -- 5.3%
Bank of America Corp. ....................             97,186      $  4,751,424
Bank of New York Co., Inc. ...............             68,100         2,822,064
JPMorgan Chase & Co. .....................             89,370         4,329,976
State Street Corp. .......................             46,190         3,159,396
                                                                   ------------
                                                                   $ 15,062,860
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.6%
DaVita, Inc. (a) .........................              5,410      $    291,491
MWI Veterinary Supply, Inc. (a)(l) .......             33,590         1,339,905
                                                                   ------------
                                                                   $  1,631,396
                                                                   ------------
MEDICAL EQUIPMENT -- 2.2%
Advanced Medical Optics, Inc. (a) ........             38,050      $  1,327,184
Aspect Medical Systems, Inc. (a)(l) ......             75,070         1,123,047
Boston Scientific Corp. (a) ..............            106,150         1,628,341
Cyberonics, Inc. (a)(l) ..................             19,520           328,326
St. Jude Medical, Inc. (a) ...............             24,890         1,032,686
Thoratec Corp. (a)(l) ....................             37,130           682,821
                                                                   ------------
                                                                   $  6,122,405
                                                                   ------------
METALS & MINING -- 1.2%
BHP Billiton PLC .........................            117,370      $  3,254,350
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 0.5%
Questar Corp. ............................             28,130      $  1,486,671
                                                                   ------------
NATURAL GAS -- PIPELINE -- 1.0%
Williams Cos., Inc. ......................             84,440      $  2,669,993
                                                                   ------------
NETWORK & TELECOM -- 2.6%
Cisco Systems, Inc. (a) ..................            120,890      $  3,366,787
NICE Systems Ltd., ADR (a) ...............             63,780         2,215,717
Nortel Networks Corp. (a) ................             18,068           434,535
Sonus Networks, Inc. (a)(l) ..............            141,820         1,208,306
                                                                   ------------
                                                                   $  7,225,345
                                                                   ------------
OIL SERVICES -- 1.5%
Dresser-Rand Group, Inc. (a) .............             34,380      $  1,358,010
National Oilwell Varco, Inc. (a) .........              9,370           976,729
Noble Corp. ..............................             18,880         1,841,178
                                                                   ------------
                                                                   $  4,175,917
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 6 7%
American Express Co. .....................             97,800      $  5,983,404
Commerce Bancorp, Inc. (l) ...............             46,220         1,709,678
Countrywide Financial Corp. ..............             90,640         3,294,764
Euro Dekania Ltd., IEU (a)(z) ............            100,530         1,462,669
Fannie Mae ...............................             61,360         4,008,649
Fremont General Corp. ....................             93,840         1,009,718
Oaktree Capital Management LLC (a)(z) ....             31,600         1,303,500
                                                                   ------------
                                                                   $ 18,772,382
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.2%
EMC Corp. (a) ............................            144,220      $  2,610,382
Network Appliance, Inc. (a) ..............            118,310         3,454,652
                                                                   ------------
                                                                   $  6,065,034
                                                                   ------------
PHARMACEUTICALS -- 5.8%
Allergan, Inc. ...........................             48,240      $  2,780,554
Bristol-Myers Squibb Co. .................             71,670         2,261,905
Medicis Pharmaceutical Corp., "A" (l) ....             31,910           974,531
Merck & Co., Inc. ........................             91,720         4,567,656
Wyeth ....................................            102,171         5,858,485
                                                                   ------------
                                                                   $ 16,443,131
                                                                   ------------
RAILROAD & SHIPPING -- 0.4%
Burlington Northern Santa Fe Corp. .......             12,830      $  1,092,346
                                                                   ------------
REAL ESTATE -- 2.2%
BRE Properties, Inc., REIT (l) ...........             36,640      $  2,172,386
Mack-Cali Realty Corp., REIT (l) .........             49,000         2,131,010
Maguire Properties, Inc., REIT ...........             57,290         1,966,766
                                                                   ------------
                                                                   $  6,270,162
                                                                   ------------
RESTAURANTS -- 0.9%
Panera Bread Co. (a)(l) ..................             17,090      $    787,165
Red Robin Gourmet Burgers, Inc. (a)(l) ...             32,750         1,322,118
Texas Roadhouse, Inc., "A" (a)(l) ........             39,840           509,554
                                                                   ------------
                                                                   $  2,618,837
                                                                   ------------
SPECIALTY CHEMICALS -- 1.5%
Air Products & Chemicals, Inc. ...........             25,130      $  2,019,698
Praxair, Inc. ............................             30,390         2,187,776
                                                                   ------------
                                                                   $  4,207,474
                                                                   ------------
SPECIALTY STORES -- 2.8%
Dick's Sporting Goods, Inc. (a)(l) .......             26,130      $  1,519,982
Ethan Allen Interiors, Inc. (l) ..........             33,540         1,148,745
GameStop Corp., "A" (a)(l) ...............             26,540         1,037,714
Lowe's Cos., Inc. ........................             74,040         2,272,288
Staples, Inc. ............................             45,450         1,078,529
Urban Outfitters, Inc. (a)(l) ............             39,160           941,015
                                                                   ------------
                                                                   $  7,998,273
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 0.8%
Leap Wireless International, Inc. (a) ....              8,510      $    719,095
Rogers Communications, Inc., "B" .........             34,960         1,494,056
                                                                   ------------
                                                                   $  2,213,151
                                                                   ------------
TELEPHONE SERVICES -- 3.2%
AT&T, Inc. ...............................            133,630      $  5,545,645
Embarq Corp. .............................             14,970           948,649
Qwest Communications International,
  Inc. (a)(l) ............................            162,700         1,578,190
TELUS Corp. (non-voting shares) ..........             17,810         1,051,541
                                                                   ------------
                                                                   $  9,124,025
                                                                   ------------
TOBACCO -- 1.6%
Altria Group, Inc. .......................             64,010      $  4,489,661
                                                                   ------------
TRUCKING -- 1.0%
FedEx Corp. ..............................             20,000      $  2,219,400
Landstar System, Inc. ....................             13,000           627,250
                                                                   ------------
                                                                   $  2,846,650
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 3.4%
American Electric Power Co., Inc. ........             43,060      $  1,939,422
DPL, Inc. (l) ............................             57,650         1,633,801
Entergy Corp. ............................             18,390         1,974,167
NRG Energy, Inc. (a) .....................             44,820         1,863,167
Public Service Enterprise Group, Inc. ....             23,570         2,068,975
                                                                   ------------
                                                                   $  9,479,532
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $259,206,840) ....                         $277,520,007
                                                                   ------------
REPURCHASE AGREEMENTS -- 0.0%
Goldman Sachs, 4.50%, dated 6/29/07, due
  7/02/07, total to be received $139,052
  (secured by various U.S. Treasury and
  Federal Agency obligations and Mortgage
  Backed securities in a jointly traded
  account), at Cost ......................       $    139,000      $    139,000
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 6.0%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..        16,933,998      $ 16,933,998
                                                                   ------------
    Total Investments
      (Identified Cost, $276,279,838) (k)                          $294,593,005
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (4.5)% .............                          (12,775,359)
                                                                   ------------
    Net Assets -- 100.0% .................                         $281,817,646
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

INTERNATIONAL GROWTH SERIES

COMMON STOCKS -- 99.3%

ISSUER                                             SHARES/PAR          VALUE ($)
AEROSPACE -- 0.7%
Finmeccanica S.p.A. (l) ..................             42,290      $  1,296,700
                                                                   ------------
ALCOHOLIC BEVERAGES -- 1.1%
Pernod Ricard S.A. (l) ...................              8,850      $  1,957,953
                                                                   ------------
APPAREL MANUFACTURERS -- 5.1%
Adidas AG (l) ............................             20,010      $  1,264,704
Billabong International Ltd. .............             55,830           849,772
Cremer S.A. (a) ..........................             30,800           364,119
Li & Fung Ltd. ...........................            464,600         1,672,869
LVMH Moet Hennessy Louis Vuitton S.A. (l)              40,040         4,614,746
                                                                   ------------
                                                                   $  8,766,210
                                                                   ------------
AUTOMOTIVE -- 2.5%
Continental AG (l) .......................              9,411      $  1,327,515
Takata Corp. (l) .........................             21,300           743,697
Toyota Industries Corp. ..................             48,400         2,251,894
                                                                   ------------
                                                                   $  4,323,106
                                                                   ------------
BIOTECHNOLOGY -- 0.9%
Actelion Ltd. (a) ........................             34,905      $  1,557,442
                                                                   ------------
BROADCASTING -- 4.0%
Fuji Television Network, Inc. ............                405      $    815,558
Grupo Televisa S.A., ADR (l) .............             43,670         1,205,729
Societe Television Francaise 1 (l) .......             37,848         1,309,274
WPP Group PLC ............................            236,010         3,529,775
                                                                   ------------
                                                                   $  6,860,336
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 2.2%
Daiwa Securities Group, Inc. .............            140,000      $  1,492,591
Julius Baer Holding Ltd. .................             32,487         2,322,263
                                                                   ------------
                                                                   $  3,814,854
                                                                   ------------
BUSINESS SERVICES -- 1.2%
Capita Group PLC .........................             59,330      $    859,680
Intertek Group PLC .......................             61,470         1,204,913
                                                                   ------------
                                                                   $  2,064,593
                                                                   ------------
CHEMICALS -- 1.6%
Makhteshim-Agan Industries Ltd. ..........            109,370      $    792,052
Wacker Chemie AG (l) .....................              8,250         1,948,237
                                                                   ------------
                                                                   $  2,740,289
                                                                   ------------
COMPUTER SOFTWARE -- 1.1%
SAP AG (l) ...............................             35,850      $  1,841,890
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 2.0%
Fujitsu Ltd. .............................            218,000      $  1,607,275
HCL Technologies Ltd. ....................            224,900         1,900,365
                                                                   ------------
                                                                   $  3,507,640
                                                                   ------------
CONGLOMERATES -- 1.5%
Siemens AG ...............................             12,070      $  1,736,480
Smiths Group PLC .........................             33,346           793,323
                                                                   ------------
                                                                   $  2,529,803
                                                                   ------------
CONSTRUCTION -- 0.9%
Wienerberger AG (l) ......................             21,830      $  1,609,815
                                                                   ------------
CONSUMER GOODS & SERVICES -- 6.1%
AmorePacific Corp. .......................              1,137      $    900,886
Kao Corp. ................................             60,000         1,554,139
Kimberly-Clark de Mexico S.A de C.V., "A"             344,310         1,495,351
Kose Corp. (l) ...........................             22,700           643,279
L'Oreal S.A. (l) .........................             11,600         1,371,008
Reckitt Benckiser PLC ....................             63,070         3,452,665
Uni-Charm Corp. (l) ......................             20,400         1,157,858
                                                                   ------------
                                                                   $ 10,575,186
                                                                   ------------
ELECTRICAL EQUIPMENT -- 2.4%
Keyence Corp. ............................              4,900      $  1,071,471
OMRON Corp. ..............................             51,600         1,357,509
Schneider Electric S.A. (l) ..............             12,260         1,716,801
                                                                   ------------
                                                                   $  4,145,781
                                                                   ------------
ELECTRONICS -- 9.1%
ARM Holdings PLC .........................            346,940      $  1,014,302
Canon, Inc. (l) ..........................             26,500         1,555,722
Hirose Electric Co. Ltd. (l) .............             20,800         2,739,442
Nippon Electric Glass Co. Ltd. ...........             60,000         1,059,640
Royal Philips Electronics N.V ............             63,310         2,683,898
Samsung Electronics Co. Ltd. .............              4,564         2,796,151
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR ..............................            173,142         1,927,070
USHIO, Inc. (l) ..........................             47,800         1,061,532
Venture Corp. Ltd. .......................             92,600           950,116
                                                                   ------------
                                                                   $ 15,787,873
                                                                   ------------
ENERGY -- INDEPENDENT -- 0.6%
Talisman Energy, Inc. ....................             50,420      $    977,279
                                                                   ------------
ENERGY -- INTEGRATED -- 5.0%
BG Group PLC .............................             85,690      $  1,406,454
OAO Gazprom, ADR .........................             22,760           953,644
Petroleo Brasileiro S.A., ADR ............             15,480         1,877,260
TOTAL S.A. (l) ...........................             54,510         4,424,931
                                                                   ------------
                                                                   $  8,662,289
                                                                   ------------
FOOD & BEVERAGES -- 2.7%
Groupe Danone ............................             13,606      $  1,098,139
Nestle S.A ...............................              9,632         3,657,216
                                                                   ------------
                                                                   $  4,755,355
                                                                   ------------
FOOD & DRUG STORES -- 1.5%
Dairy Farm International Holdings Ltd. ...            244,800      $  1,106,496
Tesco PLC ................................            188,458         1,577,283
                                                                   ------------
                                                                   $  2,683,779
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.5%
Aracruz Celulose S.A., ADR ...............             14,420      $    955,181
                                                                   ------------
GAMING & LODGING -- 0.5%
IG Group Holdings PLC ....................            145,450      $    856,589
                                                                   ------------
GENERAL MERCHANDISE -- 1.5%
Massmart Holdings Ltd. ...................             91,460      $  1,115,096
Wal-Mart de Mexico S.A.B. de C.V .........            404,500         1,534,356
                                                                   ------------
                                                                   $  2,649,452
                                                                   ------------
INSURANCE -- 1.8%
Aflac, Inc. ..............................             31,700      $  1,629,380
Suncorp-Metway Ltd. ......................             83,317         1,424,983
                                                                   ------------
                                                                   $  3,054,363
                                                                   ------------
MACHINERY & TOOLS -- 0.5%
Fanuc Ltd. ...............................              8,200      $    846,933
                                                                   ------------
MAJOR BANKS -- 6.5%
Chiba Bank Ltd. ..........................            142,000      $  1,261,402
Erste Bank der Oesterreichischen
  Sparkassen AG (l) ......................             23,630         1,844,748
Raiffeisen International Bank
  Holding AG (l) .........................              7,120         1,127,370
Societe Generale (l) .....................              6,421         1,186,522
Standard Chartered PLC ...................             61,830         2,016,921
Unibanco - Uniao de Bancos Brasileiros
  S.A., GDR ..............................             15,520         1,751,742
UniCredito Italiano S.p.A ................            236,610         2,107,541
                                                                   ------------
                                                                   $ 11,296,246
                                                                   ------------
MEDICAL EQUIPMENT -- 0.6%
Synthes, Inc. ............................              9,340      $  1,120,654
                                                                   ------------
METALS & MINING -- 4.4%
Anglo American PLC .......................             37,870      $  2,216,309
BHP Billiton Ltd. ........................            182,800         5,429,833
                                                                   ------------
                                                                   $  7,646,142
                                                                   ------------
NETWORK & TELECOM -- 1.2%
Ericsson, Inc., "B" (l) ..................            287,520      $  1,146,599
NICE Systems Ltd., ADR (a)(l) ............             26,610           924,431
                                                                   ------------
                                                                   $  2,071,030
                                                                   ------------
OIL SERVICES -- 1.0%
Acergy S.A. (l) ..........................             76,570      $  1,720,312
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 10.2%
ABSA Group Ltd. ..........................             82,910      $  1,537,978
Aeon Credit Service Co. Ltd. .............             89,000         1,412,090
Akbank T.A.S .............................            154,073           857,070
Bank of Cyprus Public Co. Ltd. ...........             87,610         1,476,833
CSU Cardsystem S.A. (a) ..................             59,370           354,016
Housing Development Finance
  Corp. Ltd. .............................             57,180         2,856,823
HSBC Holdings PLC ........................            274,516         5,028,912
Komercni Banka A.S .......................              5,820         1,083,339
UBS AG ...................................             52,987         3,166,605
                                                                   ------------
                                                                   $ 17,773,666
                                                                   ------------
PHARMACEUTICALS -- 8.7%
Astellas Pharma, Inc. ....................             30,100      $  1,310,024
Bayer AG .................................             23,540         1,783,325
GlaxoSmithKline PLC ......................             85,910         2,250,827
Hisamitsu Pharmaceutical Co., Inc. .......             29,400           811,660
Novartis AG ..............................             43,020         2,420,814
Roche Holding AG .........................             27,110         4,807,758
Teva Pharmaceutical Industries Ltd., ADR .             42,050         1,734,563
                                                                   ------------
                                                                   $ 15,118,971
                                                                   ------------
SPECIALTY CHEMICALS -- 2.8%
Air Liquide S.A. (l) .....................             14,195      $  1,862,771
Linde AG (l) .............................             16,060         1,937,494
Symrise AG (a) ...........................             36,868         1,103,266
                                                                   ------------
                                                                   $  4,903,531
                                                                   ------------
SPECIALTY STORES -- 0.5%
KappAhl Holding AB .......................             75,710      $    852,120
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 2.6%
America Movil S.A.B. de C.V., "L", ADR ...             16,700      $  1,034,231
China Mobile Ltd. ........................            176,500         1,895,264
Orascom Telcom Holding SAE ...............             23,420         1,513,828
Philippine Long Distance
Telephone Co., ADR .......................                150             8,580
                                                                   ------------
                                                                   $  4,451,903
                                                                   ------------
TELEPHONE SERVICES -- 2.7%
Telefonica S.A. (l) ......................             89,550      $  1,990,558
Telenor A.S.A ............................             86,620         1,689,854
TELUS Corp. ..............................             15,380           922,829
                                                                   ------------
                                                                   $  4,603,241
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 1.1%
CEZ AS ...................................             35,400      $  1,826,495
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $131,461,311) ....                         $172,205,002
                                                                   ------------
SHORT-TERM OBLIGATIONS -- 0.6%
Cargill, Inc., 5.37%, due 7/02/07,
  at Amortized Cost and Value (t)(y) .....       $  1,017,000      $  1,016,848
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 17.4%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..        30,261,371      $ 30,261,371
                                                                   ------------
    Total Investments
      (Identified Cost, $162,739,530) (k)                          $203,483,221
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (17.3)% ............                          (30,030,290)
                                                                   ------------
    Net Assets -- 100.0% .................                         $173,452,931
                                                                   =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2007

MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

COMMON STOCKS -- 97.2%

ISSUER                                             SHARES/PAR         VALUE ($)

AEROSPACE -- 3.3%
Embraer-Empresa Brasileira de Aeronautica
  S.A., ADR ..............................             54,940      $  2,648,657
Precision Castparts Corp. ................             35,340         4,288,862
United Technologies Corp. ................            121,010         8,583,239
                                                                   ------------
                                                                   $ 15,520,758
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.7%
Diageo PLC ................................           162,950      $  3,384,122
                                                                   ------------
APPAREL MANUFACTURERS -- 2.8%
LVMH Moet Hennessy Louis Vuitton S.A. (l) .            56,970      $  6,565,987
NIKE, Inc., "B" ...........................           111,630         6,506,913
                                                                   ------------
                                                                   $ 13,072,900
                                                                   ------------
AUTOMOTIVE -- 1.2%
Bayerische Motoren Werke AG (l) ...........            36,520      $  2,369,349
Harman International Industries, Inc. .....            27,430         3,203,824
                                                                   ------------
                                                                   $  5,573,173
                                                                   ------------
BIOTECHNOLOGY -- 5.7%
Amgen, Inc. (a) ...........................           116,270      $  6,428,568
Celgene Corp. (a)(l) ......................            67,750         3,884,108
Genentech, Inc. (a) .......................            43,300         3,276,078
Genzyme Corp. (a) .........................           163,760        10,546,144
Gilead Sciences, Inc. (a) .................             8,540           331,096
Millipore Corp. (a)(l) ....................            36,430         2,735,529
                                                                   ------------
                                                                   $ 27,201,523
                                                                   ------------
BROADCASTING -- 1.1%
News Corp., "A" ...........................           256,210      $  5,434,214
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 3.8%
Charles Schwab Corp. ......................           306,500      $  6,289,380
Deutsche Boerse AG ........................            27,530         3,120,563
Goldman Sachs Group, Inc. .................            23,780         5,154,315
Morgan Stanley ............................            41,670         3,495,280
                                                                   ------------
                                                                   $ 18,059,538
                                                                   ------------
BUSINESS SERVICES -- 3.9%
Amdocs Ltd. (a) ..........................            253,810      $ 10,106,714
Automatic Data Processing, Inc. ..........             33,720         1,634,408
Fidelity National Information Services, Inc.           50,130         2,721,056
Western Union Co. ........................            186,990         3,895,002
                                                                   ------------
                                                                   $ 18,357,180
                                                                   ------------
CABLE TV -- 1.1%
Comcast Corp., "A" (a) ...................            177,970      $  5,004,516
                                                                   ------------
COMPUTER SOFTWARE -- 6.6%
Adobe Systems, Inc. (a) ..................            170,446      $  6,843,407
Citrix Systems, Inc. (a) .................             63,060         2,123,230
Microsoft Corp. ..........................            310,044         9,136,997
Oracle Corp. (a) .........................            667,680        13,159,973
                                                                   ------------
                                                                   $ 31,263,607
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.7%
Apple Computer, Inc. (a) .................             36,760      $  4,486,190
Dell, Inc. (a) ...........................            122,170         3,487,954
                                                                   ------------
                                                                   $  7,974,144
                                                                   ------------
CONSUMER GOODS & SERVICES -- 4.1%
Apollo Group, Inc., "A" (a) ..............             29,400      $  1,717,842
Colgate-Palmolive Co. ....................             41,110         2,665,984
eBay, Inc. (a) ...........................            153,150         4,928,367
Procter & Gamble Co. .....................            169,151        10,350,350
                                                                   ------------
                                                                   $ 19,662,543
                                                                   ------------
ELECTRICAL EQUIPMENT -- 6.1%
Danaher Corp. ............................             90,070      $  6,800,285
General Electric Co. .....................            336,476        12,880,301
Rockwell Automation, Inc. ................             81,780         5,678,803
W.W. Grainger, Inc. ......................             36,300         3,377,715
                                                                   ------------
                                                                   $ 28,737,104
                                                                   ------------
ELECTRONICS -- 5.8%
Intel Corp. ..............................            649,950      $ 15,442,812
KLA-Tencor Corp. .........................             77,150         4,239,393
Samsung Electronics Co. Ltd., GDR ........             12,122         3,737,138
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR ..............................            389,244         4,332,286
                                                                   ------------
                                                                   $ 27,751,629
                                                                   ------------
ENERGY -- INTEGRATED -- 1.8%
Exxon Mobil Corp. ........................             71,070      $  5,961,352
Hess Corp. ...............................             41,900         2,463,305
                                                                   ------------
                                                                   $  8,424,657
                                                                   ------------
FOOD & BEVERAGES -- 3.1%
Nestle S.A ...............................             17,594      $  6,680,343
PepsiCo, Inc. ............................            121,310         7,866,954
                                                                   ------------
                                                                   $ 14,547,297
                                                                   ------------
FOOD & DRUG STORES -- 1.3%
CVS Caremark Corp. .......................            170,955      $  6,231,310
                                                                   ------------
GAMING & LODGING -- 1.3%
International Game Technology ............             73,180      $  2,905,246
Royal Caribbean Cruises Ltd. (l) .........             75,690         3,253,156
                                                                   ------------
                                                                   $  6,158,402
                                                                   ------------
GENERAL MERCHANDISE -- 2.4%
Family Dollar Stores, Inc. (l) ...........            131,200      $  4,502,784
Target Corp. .............................            111,530         7,093,308
                                                                   ------------
                                                                   $ 11,596,092
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.7%
UnitedHealth Group, Inc. .................             67,270      $  3,440,188
                                                                   ------------
INSURANCE -- 0.5%
Aflac, Inc. ..............................             45,490      $  2,338,186
                                                                   ------------
INTERNET -- 2.0%
Google, Inc., "A" (a) ....................             18,000      $  9,420,840
                                                                   ------------
LEISURE & TOYS -- 0.5%
Electronic Arts, Inc. (a) ................             55,070      $  2,605,912
                                                                   ------------
MAJOR BANKS -- 2.7%
Bank of New York Co., Inc. ...............            109,460      $  4,536,022
State Street Corp. (l) ...................            121,960         8,342,064
                                                                   ------------
                                                                   $ 12,878,086
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.5%
Cardinal Health, Inc. ....................             32,010      $  2,261,186
                                                                   ------------
MEDICAL EQUIPMENT -- 5.2%
Advanced Medical Optics, Inc. (a)(l) .....            148,270      $  5,171,658
Baxter International, Inc. ...............             31,200         1,757,808
C.R. Bard, Inc. ..........................             16,100         1,330,343
DENTSPLY International, Inc. .............             76,420         2,923,829
Medtronic, Inc. ..........................            197,830        10,259,464
St. Jude Medical, Inc. (a) ...............             75,120         3,116,729
                                                                   ------------
                                                                   $ 24,559,831
                                                                   ------------
NETWORK & TELECOM -- 4.3%
Cisco Systems, Inc. (a) ..................            521,827      $ 14,532,882
Juniper Networks, Inc. (a)(l) ............            121,590         3,060,420
QUALCOMM, Inc. ...........................             64,580         2,802,126
                                                                   ------------
                                                                   $ 20,395,428
                                                                   ------------
OIL SERVICES -- 3.9%
GlobalSantaFe Corp. (l) ..................             65,560      $  4,736,710
Halliburton Co. ..........................             67,300         2,321,850
Noble Corp. ..............................             74,430         7,258,414
Schlumberger Ltd. ........................             40,690         3,456,209
Weatherford International Ltd. (a)(l) ....             15,120           835,229
                                                                   ------------
                                                                   $ 18,608,412
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 3 1%
American Express Co. .....................            102,870      $  6,293,587
Moody's Corp. (l) ........................             23,770         1,478,494
UBS AG ...................................            119,287         7,128,821
                                                                   ------------
                                                                   $ 14,900,902
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.0%
EMC Corp. (a) ............................            154,420      $  2,795,002
Network Appliance, Inc. (a) ..............             72,560         2,118,752
                                                                   ------------
                                                                   $  4,913,754
                                                                   ------------
PHARMACEUTICALS -- 7.4%
Allergan, Inc. ...........................            128,960      $  7,433,254
Bayer AG .................................             29,760         2,254,534
Johnson & Johnson ........................            155,580         9,586,840
Roche Holding AG .........................             55,330         9,812,366
Wyeth ....................................            107,900         6,186,986
                                                                   ------------
                                                                   $ 35,273,980
                                                                   ------------
SPECIALTY CHEMICALS -- 1.1%
Praxair, Inc. ............................             70,330      $  5,063,057
                                                                   ------------
SPECIALTY STORES -- 2.5%
Lowe's Cos., Inc. (l) ....................            173,550      $  5,326,250
Nordstrom, Inc. ..........................             29,890         1,527,977
Staples, Inc. ............................            208,840         4,955,773
                                                                   ------------
                                                                   $ 11,810,000
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.7%
America Movil S.A.B. de C.V., "L", ADR ...            130,530      $  8,083,723
                                                                   ------------
TELEPHONE SERVICES -- 0.3%
American Tower Corp., "A" (a) ............             31,750      $  1,333,500
                                                                   ------------
TOBACCO -- 0.9%
Altria Group, Inc. .......................             61,950      $  4,345,173
                                                                   ------------
TRUCKING -- 1.1%
FedEx Corp. ..............................             21,150      $  2,347,013
United Parcel Service, Inc., "B" .........             36,660         2,676,180
                                                                   ------------
                                                                   $  5,023,193
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $418,460,402) ....                         $461,210,060
                                                                   ------------
SHORT-TERM OBLIGATIONS -- 2.7%
Cargill, Inc., 5.37%, due 7/02/07,
  at Amortized Cost and Value (t)(y) .....       $ 13,079,000      $ 13,077,049
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 4.3%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value           20,502,385      $ 20,502,385
                                                                   ------------
    Total Investments
      (Identified Cost, $452,039,836) (k)                          $494,789,494
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (4.2)% .............                          (20,155,314)
                                                                   ------------
    Net Assets -- 100.0% .................                         $474,634,180
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

MID CAP VALUE SERIES

COMMON STOCKS -- 98.8%

ISSUER                                             SHARES/PAR         VALUE ($)
ALCOHOLIC BEVERAGES -- 0.3%
Molson Coors Brewing Co. .................                860      $     79,516
                                                                   ------------
AUTOMOTIVE -- 1.2%
Autoliv, Inc. ............................              4,720      $    268,426
Goodyear Tire & Rubber Co. (a) ...........              1,020            35,455
                                                                   ------------
                                                                   $    303,881
                                                                   ------------
BIOTECHNOLOGY -- 0.6%
Invitrogen Corp. (a) .....................              1,930      $    142,338
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 2.0%
Legg Mason, Inc. .........................              1,450      $    142,651
Mellon Financial Corp. ...................              8,450           371,800
                                                                   ------------
                                                                   $    514,451
                                                                   ------------
BUSINESS SERVICES -- 1.3%
Alliance Data Systems Corp. (a) ..........              1,000      $     77,280
Fidelity National Information
Services, Inc. ...........................              4,580           248,602
                                                                   ------------
                                                                   $    325,882
                                                                   ------------
CHEMICALS -- 1.9%
PPG Industries, Inc. .....................              2,060      $    156,787
Rohm & Haas Co. ..........................              5,890           322,065
                                                                   ------------
                                                                   $    478,852
                                                                   ------------
COMPUTER SOFTWARE -- 2.7%
Compuware Corp. (a) ......................             20,590      $    244,197
McAfee, Inc. (a) .........................             12,440           437,888
                                                                   ------------
                                                                   $    682,085
                                                                   ------------
CONSTRUCTION -- 3.1%
D.R. Horton, Inc. ........................             14,070      $    280,415
Masco Corp. ..............................             10,200           290,394
Sherwin-Williams Co. .....................              3,170           210,710
                                                                   ------------
                                                                   $    781,519
                                                                   ------------
CONSUMER GOODS & SERVICES -- 1.0%
Estee Lauder Cos., Inc., "A" .............              2,350      $    106,949
Scotts Miracle-Gro Co. ...................              3,740           160,596
                                                                   ------------
                                                                   $    267,545
                                                                   ------------
ELECTRICAL EQUIPMENT -- 3.3%
Rockwell Automation, Inc. ................              4,930      $    342,339
W.W. Grainger, Inc. ......................              3,950           367,548
WESCO International, Inc. (a) ............              2,070           125,132
                                                                   ------------
                                                                   $    835,019
                                                                   ------------
ELECTRONICS -- 1.1%
Intersil Corp., "A" ......................              8,930      $    280,938
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.1%
Newfield Exploration Co. (a) .............              3,920      $    178,556
Tesoro Corp. .............................              1,650            94,298
                                                                   ------------
                                                                   $    272,854
                                                                   ------------
ENERGY -- INTEGRATED -- 2.8%
Hess Corp. ...............................             12,230      $    721,081
                                                                   ------------
FOOD & BEVERAGES -- 1.3%
Pepsi Bottling Group, Inc. ...............             10,200      $    343,536
                                                                   ------------
FOOD & DRUG STORES -- 1.7%
Kroger Co. ...............................             15,240      $    428,701
                                                                   ------------
FURNITURE & APPLIANCES -- 0.6%
Tupperware Brands Corp. ..................              5,440      $    156,346
                                                                   ------------
GAMING & LODGING -- 0.9%
Pinnacle Entertainment, Inc. (a) .........              4,820      $    135,683
Royal Caribbean Cruises Ltd. .............              2,440           104,871
                                                                   ------------
                                                                   $    240,554
                                                                   ------------
GENERAL MERCHANDISE -- 2.3%
Family Dollar Stores, Inc. ...............             12,880      $    442,042
Macy's, Inc. .............................              3,610           143,606
                                                                   ------------
                                                                   $    585,648
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.9%
AMERIGROUP Corp. (a) .....................              2,010      $     47,838
CIGNA Corp. ..............................              7,390           385,906
Coventry Health Care, Inc. (a) ...........              1,070            61,686
                                                                   ------------
                                                                   $    495,430
                                                                   ------------
INSURANCE -- 11.4%
Ace Ltd. .................................              2,810      $    175,681
Allied World Assurance Co. Holdings Ltd. .              1,230            63,038
Aspen Insurance Holdings Ltd. ............              3,560            99,929
Endurance Specialty Holdings Ltd. ........             10,590           424,024
First American Corp. .....................              2,390           118,305
Genworth Financial, Inc., "A" ............             19,090           656,696
IPC Holdings Ltd. ........................              1,930            56,086
Mercury General Corp. ....................                420            23,146
MGIC Investment Corp. ....................              5,310           301,927
PartnerRe Ltd. ...........................              5,110           396,025
Protective Life Corp. ....................              2,530           120,959
W.R. Berkley Corp. .......................              5,400           175,716
XL Capital Ltd., "A" .....................              2,060           173,637
Zenith National Insurance Corp. ..........              2,770           130,439
                                                                   ------------
                                                                   $  2,915,608
                                                                   ------------
INTERNET -- 0.1%
RealNetworks, Inc. (a) ...................              4,530      $     37,010
                                                                   ------------
LEISURE & TOYS -- 0.9%
Hasbro, Inc. .............................              6,980      $    219,242
                                                                   ------------
MACHINERY & TOOLS -- 7.3%
Commercial Metals Co. ....................              6,720      $    226,934
Cummins, Inc. ............................              3,690           373,465
Eaton Corp. ..............................              7,730           718,890
Timken Co. ...............................             15,160           547,428
                                                                   ------------
                                                                   $  1,866,717
                                                                   ------------
MAJOR BANKS -- 1.3%
PNC Financial Services Group, Inc. .......              4,500      $    322,110
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.3%
McKesson Corp. ...........................              1,320      $     78,725
                                                                   ------------
MEDICAL EQUIPMENT -- 1.8%
Advanced Medical Optics, Inc. (a) ........              1,610      $     56,157
Cooper Cos., Inc. ........................              7,530           401,500
                                                                   ------------
                                                                   $    457,657
                                                                   ------------
METALS & MINING -- 1.5%
Freeport-McMoRan Copper & Gold, Inc. .....              4,600      $    380,972
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 0.8%
Questar Corp. ............................              3,820      $    201,887
                                                                   ------------
NATURAL GAS -- PIPELINE -- 2.5%
El Paso Corp. ............................              6,680      $    115,096
Williams Cos., Inc. ......................             16,910           534,694
                                                                   ------------
                                                                   $    649,790
                                                                   ------------
NETWORK & TELECOM -- 0.3%
InterDigital Communications Corp. (a) ....              2,800      $     90,076
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 6 8%
AmeriCredit Corp. (a) ....................              5,290      $    140,450
BankUnited Financial Corp., "A" ..........              4,930            98,945
CapitalSource, Inc., REIT ................              3,200            78,688
CIT Group, Inc. ..........................              5,790           317,466
Marshall & Ilsley Corp. ..................              5,800           276,254
New York Community Bancorp, Inc. .........             21,110           359,292
Northern Trust Corp. .....................              2,320           149,037
TCF Financial Corp. ......................              1,720            47,816
Zions Bancorporation .....................              3,520           270,723
                                                                   ------------
                                                                   $  1,738,671
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.3%
Western Digital Corp. (a) ................             17,470      $    338,045
                                                                   ------------
PHARMACEUTICALS -- 0.7%
Endo Pharmaceuticals Holdings, Inc. (a) ..              5,000      $    171,150
                                                                   ------------
PRINTING & PUBLISHING -- 0.9%
Lee Enterprises, Inc. ....................              2,900      $     60,494
Washington Post Co., "B" .................                210           162,979
                                                                   ------------
                                                                   $    223,473
                                                                   ------------
RAILROAD & SHIPPING -- 1.2%
Norfolk Southern Corp. ...................              5,640      $    296,495
                                                                   ------------
REAL ESTATE -- 7.1%
BRE Properties, Inc., REIT ...............              2,680      $    158,897
CBL & Associates Properties, Inc., REIT ..              8,440           304,262
Equity Residential, REIT .................             10,830           494,173
Host Hotels & Resorts, Inc., REIT ........             14,060           325,067
Macerich Co., REIT .......................              1,260           103,849
Mack-Cali Realty Corp., REIT .............              4,870           211,796
Maguire Properties, Inc., REIT ...........              2,920           100,244
Taubman Centers, Inc., REIT ..............              2,130           105,669
                                                                   ------------
                                                                   $  1,803,957
                                                                   ------------
RESTAURANTS -- 1.4%
Brinker International, Inc. ..............              7,450      $    218,062
Jack in the Box, Inc. (a) ................              1,940           137,624
                                                                   ------------
                                                                   $    355,686
                                                                   ------------
SPECIALTY CHEMICALS -- 1.2%
Air Products & Chemicals, Inc. ...........              1,590      $    127,788
Albemarle Corp. ..........................              4,780           184,173
                                                                   ------------
                                                                   $    311,961
                                                                   ------------
SPECIALTY STORES -- 1.4%
Aeropostale, Inc. (a) ....................              5,360      $    223,405
OfficeMax, Inc. ..........................              1,140            44,802
RadioShack Corp. .........................              2,610            86,495
                                                                   ------------
                                                                   $    354,702
                                                                   ------------
TELEPHONE SERVICES -- 3.6%
Embarq Corp. .............................              9,140      $    579,202
Qwest Communications International, Inc. (a)           36,050           349,685
                                                                   ------------
                                                                   $    928,887
                                                                   ------------
TOBACCO -- 2.3%
Loews Corp. ..............................              6,040      $    466,711
Reynolds American, Inc. ..................              2,000           130,400
                                                                   ------------
                                                                   $    597,111
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 11.6%
CMS Energy Corp. .........................              6,800      $    116,960
Constellation Energy Group, Inc. .........              7,370           642,443
Edison International .....................              1,160            65,099
FPL Group, Inc. ..........................              2,350           133,339
Mirant Corp. (a) .........................              4,900           208,985
Northeast Utilities ......................              6,460           183,206
NRG Energy, Inc. (a) .....................             12,660           526,276
Pepco Holdings, Inc. .....................             16,530           466,146
PG&E Corp. ...............................             11,080           501,924
Xcel Energy, Inc. ........................              6,080           124,453
                                                                   ------------
                                                                   $  2,968,831
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $21,821,402) .....                         $ 25,244,939
                                                                   ------------
SHORT-TERM OBLIGATIONS -- 0.6%
New Center Asset Trust,
  5.36%, due 7/02/07, at Amortized
  Cost and Value (y) .....................       $    148,000      $    147,978
                                                                   ------------
    Total Investments
      (Identified Cost, $21,969,380) .....                         $ 25,392,917
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- 0.6% ...............                              145,446
                                                                   ------------
    Net Assets -- 100.0% .................                         $ 25,538,363
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

NEW DISCOVERY SERIES

COMMON STOCKS -- 99.7%

ISSUER                                             SHARES/PAR          VALUE ($)

AIRLINES -- 0.5%
Allegiant Travel Co. (a)(l) ..............             55,240      $  1,698,078
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.3%
Castle Brands, Inc. (a) ..................             84,650      $    474,040
Castle Brands, Inc. (a)(z) ...............            126,100           635,544
                                                                   ------------
                                                                   $  1,109,584
                                                                   ------------
APPAREL MANUFACTURERS -- 1.4%
Quiksilver, Inc. (a)(l) ..................            368,220      $  5,202,949
                                                                   ------------
BIOTECHNOLOGY -- 2.5%
Gen-Probe, Inc. (a) ......................             50,840      $  3,071,753
Millipore Corp. (a)(l) ...................             80,990         6,081,539
                                                                   ------------
                                                                   $  9,153,292
                                                                   ------------
BROADCASTING -- 1.1%
Live Nation, Inc. (a)(l) .................            172,920      $  3,869,950
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 1.5%
GFI Group, Inc. (a)(l) ...................             36,470      $  2,643,346
HFF, Inc., "A" (a)(l) ....................            173,720         2,694,397
                                                                   ------------
                                                                   $  5,337,743
                                                                   ------------
BUSINESS SERVICES -- 6.9%
Bright Horizons Family Solutions, Inc.(a)(l)           67,110      $  2,611,250
Corporate Executive Board Co. (l) ........            238,810        15,501,157
CoStar Group, Inc. (a)(l) ................             84,850         4,486,868
Syntel, Inc. (l) .........................             73,460         2,232,449
                                                                   ------------
                                                                   $ 24,831,724
                                                                   ------------
CHEMICALS -- 0.8%
Nalco Holding Co. (l) ....................            106,000      $  2,909,700
                                                                   ------------
COMPUTER SOFTWARE -- 5.6%
CommVault Systems, Inc. (a) ..............            184,940      $  3,193,914
Guidance Software, Inc. (a)(l) ...........            125,800         1,773,780
Opsware, Inc. (a)(l) .....................            480,180         4,566,512
TIBCO Software, Inc. (a)(l) ..............            377,410         3,415,561
Transaction Systems Architects, Inc. (a)              214,050         7,204,923
                                                                   ------------
                                                                   $ 20,154,690
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.6%
iGate Corp. (a)(l) .......................            151,100      $  1,211,822
PROS Holdings, Inc. (a) ..................             82,090         1,075,379
                                                                   ------------
                                                                   $  2,287,201
                                                                   ------------
CONSTRUCTION -- 1.9%
Dayton Superior Corp. (a) ................            124,440      $  1,679,940
M.D.C. Holdings, Inc. (l) ................            103,340         4,997,522
                                                                   ------------
                                                                   $  6,677,462
                                                                   ------------
CONSUMER GOODS & SERVICES -- 4.6%
Central Garden & Pet Co., "A" (a)(l) .....            532,020      $  6,240,595
New Oriental Education & Technology Group,
  ADR (a) ................................            103,680         5,569,690
Strayer Education, Inc. (l) ..............             36,200         4,767,902
                                                                   ------------
                                                                   $ 16,578,187
                                                                   ------------
ELECTRICAL EQUIPMENT -- 1.8%
MSC Industrial Direct Co., Inc., "A" (l) ..            67,570      $  3,716,350
WESCO International, Inc. (a)(l) .........             43,860         2,651,337
                                                                   ------------
                                                                   $  6,367,687
                                                                   ------------
ELECTRONICS -- 7.7%
ARM Holdings PLC .........................          2,403,730      $  7,027,465
ATMI, Inc. (a)(l) ........................            223,680         6,710,400
Hittite Microwave Corp. (a)(l) ...........            155,670         6,651,779
Intersil Corp., "A" ......................             86,940         2,735,132
MathStar, Inc. (a) .......................            219,690           338,323
PLX Technology, Inc. (a)(l) ..............            155,260         1,732,702
Volterra Semiconductor Corp. (a)(l) ......            167,280         2,375,376
                                                                   ------------
                                                                   $ 27,571,177
                                                                   ------------
ENERGY -- INDEPENDENT -- 2.8%
EXCO Resources, Inc. (a) .................            192,560      $  3,358,246
Goodrich Petroleum Corp. (a)(l) ..........             72,410         2,507,558
Kodiak Oil & Gas Corp. (a)(l) ............            364,520         2,114,216
Venoco, Inc. (a)(l) ......................            118,370         2,209,968
                                                                   ------------
                                                                   $ 10,189,988
                                                                   ------------
ENGINEERING -- CONSTRUCTION -- 3.6%
InfraSource Services, Inc. (a) ...........             84,960      $  3,152,016
North American Energy Partners, Inc. (a) ..           323,650         6,557,149
Quanta Services, Inc. (a)(l) .............            102,500         3,143,675
                                                                   ------------
                                                                   $ 12,852,840
                                                                   ------------
FOOD & BEVERAGES -- 0.7%
Diamond Foods, Inc. ......................            150,260      $  2,637,063
                                                                   ------------
FOOD & DRUG STORES -- 0.4%
Susser Holdings Corp. (a) ................             88,910      $  1,441,231
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.7%
Universal Forest Products, Inc. (l) ......             61,690      $  2,607,019
                                                                   ------------
GAMING & LODGING -- 0.8%
WMS Industries, Inc. (a) .................             95,375      $  2,752,523
                                                                   ------------
GENERAL MERCHANDISE -- 1.5%
99 Cents Only Stores (a) .................            143,530      $  1,881,678
Stage Stores, Inc. .......................            175,225         3,672,716
                                                                   ------------
                                                                   $  5,554,394
                                                                   ------------
INTERNET -- 1.5%
Limelight Networks, Inc. (a) .............             39,560      $    782,497
Move, Inc. (a)(l) ........................            310,000         1,388,800
TechTarget, Inc. (a) .....................            252,880         3,249,508
                                                                   ------------
                                                                   $  5,420,805
                                                                   ------------
LEISURE & TOYS -- 1.5%
Activision, Inc. (a)(l) ..................            143,111      $  2,671,882
THQ, Inc. (a)(l) .........................             84,299         2,572,805
                                                                   ------------
                                                                   $  5,244,687
                                                                   ------------
MACHINERY & TOOLS -- 1.0%
Ritchie Bros. Auctioneers, Inc. ..........             59,720      $  3,739,666
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 5.7%
Healthcare Services Group, Inc. (l) ......            132,530      $  3,909,635
IDEXX Laboratories, Inc. (a) .............             58,773         5,561,689
MWI Veterinary Supply, Inc. (a)(l) .......            206,970         8,256,033
VCA Antech, Inc. (a) .....................             42,540         1,603,333
WebMD Health Corp. (a)(l) ................             26,610         1,252,533
                                                                   ------------
                                                                   $ 20,583,223
                                                                   ------------
MEDICAL EQUIPMENT -- 11.6%
ABIOMED, Inc. (a)(l) .....................            101,560      $  1,094,817
Advanced Medical Optics, Inc. (a)(l) .....            159,300         5,556,384
AngioDynamics, Inc. (a)(l) ...............            218,190         3,929,602
Aspect Medical Systems, Inc. (a)(l) ......            290,960         4,352,762
AtriCure, Inc. (a)(l) ....................            116,500           993,745
Conceptus, Inc. (a)(l) ...................            206,800         4,005,716
Cooper Cos., Inc. (l) ....................             66,220         3,530,850
Cyberonics, Inc. (a)(l) ..................            125,530         2,111,415
Dexcom, Inc. (a)(l) ......................            155,440         1,273,054
DJ Orthopedics, Inc. (a) .................             30,000         1,238,100
Haemonetics Corp. (a) ....................             49,340         2,595,777
Insulet Corp. (a) ........................            101,540         1,441,868
Mindray Medical International Ltd., ADR ..             65,160         1,989,335
NxStage Medical, Inc. (a)(l) .............            186,730         2,414,419
Thoratec Corp. (a)(l) ....................            275,490         5,066,261
                                                                   ------------
                                                                   $ 41,594,105
                                                                   ------------
NETWORK & TELECOM -- 3.1%
Infinera Corp. (a) .......................             89,590      $  2,232,583
NICE Systems Ltd., ADR (a)(l) ............            256,250         8,902,125
                                                                   ------------
                                                                   $ 11,134,708
                                                                   ------------
OIL SERVICES -- 2.3%
Dresser-Rand Group, Inc. (a) .............             92,910      $  3,669,945
Natural Gas Services Group, Inc. (a)(l) ..             84,680         1,514,078
Universal Compression Holdings, Inc. (a) ..            41,220         2,987,213
                                                                   ------------
                                                                   $  8,171,236
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 3 9%
Commerce Bancorp, Inc. (l) ...............            142,010      $  5,252,950
Nelnet, Inc., "A" (l) ....................             67,420         1,647,745
New York Community Bancorp, Inc. (l) .....            189,570         3,226,481
Signature Bank (a)(l) ....................            118,890         4,054,149
                                                                   ------------
                                                                   $ 14,181,325
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.1%
Mellanox Technologies Ltd. (a)(l) ........            109,090      $  2,260,345
Nuance Communications, Inc. (a)(l) .......            316,365         5,292,786
                                                                   ------------
                                                                   $  7,553,131
                                                                   ------------
PHARMACEUTICALS -- 3.7%
Adams Respiratory Therapeutics, Inc. (a)(l)            75,980      $  2,992,852
Cadence Pharmaceuticals, Inc. (a)(l) .....             88,690         1,075,810
Endo Pharmaceuticals Holdings, Inc. (a) ..             97,090         3,323,391
Medicis Pharmaceutical Corp., "A" (l) ....            174,890         5,341,141
Synta Pharmaceuticals Corp. (a)(l) .......             68,000           564,400
                                                                   ------------
                                                                   $ 13,297,594
                                                                   ------------
RESTAURANTS -- 5.6%
Einstein Noah Restaurant Group, Inc. (a) ..           108,490      $  1,832,396
Panera Bread Co. (a)(l) ..................            131,300         6,047,678
Peet's Coffee & Tea, Inc. (a)(l) .........             63,870         1,573,118
Red Robin Gourmet Burgers, Inc. (a)(l) ...            166,200         6,709,494
Texas Roadhouse, Inc., "A" (a)(l) ........            303,310         3,879,335
                                                                   ------------
                                                                   $ 20,042,021
                                                                   ------------
SPECIAL PRODUCTS & SERVICES -- 0.8%
Polypore International, Inc. (a) .........            173,460      $  3,047,692
                                                                   ------------
SPECIALTY CHEMICALS -- 0.8%
Innophos Holdings, Inc. (l) ..............            101,070      $  1,445,301
Metabolix, Inc. (a)(l) ...................             50,720         1,269,522
                                                                   ------------
                                                                   $  2,714,823
                                                                   ------------
SPECIALTY STORES -- 4.9%
A.C. Moore Arts & Crafts, Inc. (a)(l) ....            148,950      $  2,920,910
CarMax, Inc. (a) .........................            124,870         3,184,185
Citi Trends, Inc. (a)(l) .................             56,160         2,131,834
Dick's Sporting Goods, Inc. (a)(l) .......             65,930         3,835,148
Monro Muffler Brake, Inc. ................             60,630         2,270,594
Urban Outfitters, Inc. (a)(l) ............            144,130         3,463,444
                                                                   ------------
                                                                   $ 17,806,115
                                                                   ------------
TELEPHONE SERVICES -- 2.4%
Global Crossing Ltd. (a)(l) ..............            150,930      $  2,849,558
Level 3 Communications, Inc. (a)(l) ......            970,670         5,678,420
                                                                   ------------
                                                                   $  8,527,978
                                                                   ------------
TRUCKING -- 1.1%
Landstar System, Inc. ....................             78,210      $  3,773,630
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $321,292,467) ....                         $358,617,221
                                                                   ------------
WARRANTS -- 0.0%
                           STRIKE      FIRST
ISSUER                      PRICE    EXERCISE      SHARES/PAR         VALUE ($)
ALCOHOLIC BEVERAGES -- 0.0%
Castle Brands, Inc.
  (Identified Cost,
  $0) (a)(z) ..........     $6.57     5/01/07          50,440      $     29,255
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 23.3%

ISSUER                                             SHARES/PAR          VALUE ($)

Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..        83,987,494      $ 83,987,494
                                                                   ------------
    Total Investments
      (Identified Cost, $405,279,961) (k)                          $442,633,970
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (23.0)% ............                          (82,707,207)
                                                                   ------------
    Net Assets -- 100.0% .................                         $359,926,763
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

RESEARCH INTERNATIONAL SERIES

COMMON STOCKS -- 99.3%

ISSUER                                             SHARES/PAR         VALUE ($)

AEROSPACE -- 0.9%
Finmeccanica S.p.A. (l) ..................             89,770      $  2,752,536
                                                                   ------------
ALCOHOLIC BEVERAGES -- 1.7%
Heineken N.V .............................             61,960      $  3,639,338
Pernod Ricard S.A. (l) ...................              7,292         1,613,265
                                                                   ------------
                                                                   $  5,252,603
                                                                   ------------
APPAREL MANUFACTURERS -- 3.9%
Adidas AG (l) ............................             80,070      $  5,060,714
Billabong International Ltd. .............             63,407           965,099
Li & Fung Ltd. ...........................            477,600         1,719,678
LVMH Moet Hennessy Louis Vuitton S.A. (l)              37,390         4,309,325
                                                                   ------------
                                                                   $ 12,054,816
                                                                   ------------
AUTOMOTIVE -- 5.2%
Bayerische Motoren Werke AG (l) ..........             67,070      $  4,351,375
Bridgestone Corp. (l) ....................            244,900         5,249,775
Continental AG (l) .......................             20,001         2,821,340
Honda Motor Co. Ltd. (l) .................            102,300         3,737,972
                                                                   ------------
                                                                   $ 16,160,462
                                                                   ------------
BIOTECHNOLOGY -- 0.6%
Actelion Ltd. (a) ........................             45,399      $  2,025,679
                                                                   ------------
BROADCASTING -- 2.8%
Antena 3 de Television S.A. (a)(l) .......             65,334      $  1,360,183
Grupo Televisa S.A., ADR (l) .............             49,110         1,355,927
Nippon Television Network Corp. ..........                 50             6,829
WPP Group PLC ............................            397,180         5,940,240
                                                                   ------------
                                                                   $  8,663,179
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 1.9%
EFG International ........................             46,780      $  2,154,382
Nomura Holdings, Inc. ....................            196,200         3,823,474
                                                                   ------------
                                                                   $  5,977,856
                                                                   ------------
BUSINESS SERVICES -- 1.5%
Bunzl PLC ................................            108,700      $  1,504,317
Intertek Group PLC .......................             19,100           374,392
Mitsubishi Corp. .........................             66,000         1,730,989
Mitsui & Co. Ltd. ........................             47,000           936,909
                                                                   ------------
                                                                   $  4,546,607
                                                                   ------------
CHEMICALS -- 2.4%
Makhteshim-Agan Industries Ltd. ..........            229,360      $  1,661,013
Syngenta AG ..............................             17,172         3,347,238
Umicore ..................................             11,530         2,495,791
                                                                   ------------
                                                                   $  7,504,042
                                                                   ------------
COMPUTER SOFTWARE -- 1.1%
SAP AG ...................................             65,210      $  3,350,338
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.2%
HCL Technologies Ltd. ....................             87,970      $    743,331
                                                                   ------------
CONGLOMERATES -- 2.2%
Siemens AG ...............................             40,510      $  5,828,068
Smiths Group PLC .........................             47,833         1,137,978
                                                                   ------------
                                                                   $  6,966,046
                                                                   ------------
CONSTRUCTION -- 1.1%
CRH PLC ..................................             50,330      $  2,483,737
Siam Cement Public Co. Ltd. ..............            117,000           908,211
                                                                   ------------
                                                                   $  3,391,948
                                                                   ------------
CONSUMER GOODS & SERVICES -- 2.1%
Kao Corp. ................................            106,000      $  2,745,646
Kimberly-Clark de Mexico S.A. de C.V., "A"            213,410           926,848
Reckitt Benckiser PLC ....................             53,280         2,916,727
                                                                   ------------
                                                                   $  6,589,221
                                                                   ------------
ELECTRICAL EQUIPMENT -- 2.3%
OMRON Corp. ..............................            105,600      $  2,778,158
Schneider Electric S.A. (l) ..............             30,964         4,335,972
                                                                   ------------
                                                                   $  7,114,130
                                                                   ------------
ELECTRONICS -- 5.2%
ARM Holdings PLC .........................            828,750      $  2,422,906
ASML Holding N.V. (a) ....................              1,660            45,746
Funai Electric Co. Ltd. (l) ..............             19,500         1,138,443
Konica Minolta Holdings, Inc. ............            144,000         2,126,881
Nippon Electric Glass Co. Ltd. ...........             93,000         1,642,442
Royal Philips Electronics N.V ............             90,140         3,821,301
Samsung Electronics Co. Ltd. .............              5,955         3,648,352
Venture Corp. Ltd. .......................            150,000         1,539,065
                                                                   ------------
                                                                   $ 16,385,136
                                                                   ------------
ENERGY -- INDEPENDENT -- 0.7%
INPEX Holdings, Inc. .....................                132      $  1,232,593
PTT Public Co. Ltd. ......................            141,100         1,103,461
                                                                   ------------
                                                                   $  2,336,054
                                                                   ------------
ENERGY -- INTEGRATED -- 7.6%
BG Group PLC .............................             86,770      $  1,424,180
OAO Gazprom, ADR (l) .....................             38,230         1,601,837
Petroleo Brasileiro S.A., ADR ............              8,430         1,022,306
Royal Dutch Shell PLC, "A" ...............            202,130         8,231,670
Sasol Ltd. ...............................             26,500           999,185
Statoil A.S.A. (l) .......................            110,970         3,433,091
TOTAL S.A. (l) ...........................             87,000         7,062,356
                                                                   ------------
                                                                   $ 23,774,625
                                                                   ------------
FOOD & BEVERAGES -- 2.4%
Nestle S.A ...............................             17,891      $  6,793,112
Nong Shim Co. Ltd. .......................              2,778           790,836
                                                                   ------------
                                                                   $  7,583,948
                                                                   ------------
FOOD & DRUG STORES -- 0.5%
Lawson, Inc. (l) .........................             46,500      $  1,608,461
                                                                   ------------
INSURANCE -- 3.0%
AXA ......................................            132,250      $  5,674,938
Suncorp-Metway Ltd. ......................            213,366         3,649,230
                                                                   ------------
                                                                   $  9,324,168
                                                                   ------------
INTERNET -- 0.2%
Universo Online S.A., IPS (a) ............            106,900      $    637,431
                                                                   ------------
MACHINERY & TOOLS -- 1.3%
Fanuc Ltd. ...............................             17,800      $  1,838,464
GEA Group AG (a)(l) ......................             68,560         2,385,636
                                                                   ------------
                                                                   $  4,224,100
                                                                   ------------
MAJOR BANKS -- 14.6%
Barclays PLC .............................            361,190      $  5,011,317
BNP Paribas (l) ..........................             39,339         4,686,586
BOC Hong Kong Holdings Ltd. ..............            970,000         2,310,233
Credit Agricole S.A. (l) .................            150,348         6,098,327
Deutsche Postbank AG (l) .................             23,320         2,051,083
Erste Bank der Oesterreichischen
  Sparkassen AG ..........................             30,206         2,358,124
Mitsubishi UFJ Financial Group, Inc. .....                123         1,358,288
Royal Bank of Scotland Group PLC .........            443,961         5,642,042
Standard Bank Group Ltd. .................            107,800         1,492,864
Standard Chartered PLC ...................             94,227         3,073,724
Sumitomo Mitsui Financial Group, Inc. ....                452         4,220,698
Unibanco -- Uniao de Bancos Brasileiros
  S.A., GDR (l) ..........................             27,590         3,114,083
UniCredito Italiano S.p.A ................            482,720         4,299,702
                                                                   ------------
                                                                   $ 45,717,071
                                                                   ------------
METALS & MINING -- 3.8%
BHP Billiton PLC .........................            299,770      $  8,311,806
Steel Authority of India Ltd. ............            951,069         3,058,468
TMK OAO, GDR (n) .........................             10,510           383,510
                                                                   ------------
                                                                   $ 11,753,784
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 0.9%
Gaz de France (l) ........................             28,350      $  1,428,539
Tokyo Gas Co. Ltd. .......................            273,000         1,294,564
                                                                   ------------
                                                                   $  2,723,103
                                                                   ------------
OIL SERVICES -- 0.5%
Saipem S.p.A .............................             42,160      $  1,440,463
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 8 8%
Aeon Credit Service Co. Ltd. .............            119,500      $  1,896,009
Bank of Cyprus Public Co. Ltd. ...........             74,900         1,262,582
CSU Cardsystem S.A. (a) ..................             99,810           595,154
Hana Financial Group, Inc. ...............             46,370         2,261,155
HSBC Holdings PLC ........................            518,405         9,496,763
Macquarie Bank Ltd. (l) ..................             21,674         1,562,169
Sapporo Hokuyo Holdings, Inc. ............                117         1,292,030
UBS AG ...................................             97,152         5,805,990
Unione di Banche Italiane Scpa ...........            127,067         3,224,564
                                                                   ------------
                                                                   $ 27,396,416
                                                                   ------------
PHARMACEUTICALS -- 6.3%
Astellas Pharma, Inc. ....................             48,900      $  2,128,245
Bayer AG (l) .............................             51,280         3,884,829
GlaxoSmithKline PLC ......................            159,500         4,178,872
Novartis AG ..............................             73,920         4,159,614
Roche Holding AG .........................             29,410         5,215,646
                                                                   ------------
                                                                   $ 19,567,206
                                                                   ------------
RAILROAD & SHIPPING -- 1.0%
East Japan Railway Co. ...................                406      $  3,131,826
                                                                   ------------
SPECIALTY CHEMICALS -- 2.2%
Linde AG (l) .............................             57,380      $  6,922,379
                                                                   ------------
SPECIALTY STORES -- 1.2%
Fast Retailing Co. Ltd. (l) ..............             18,400      $  1,310,284
NEXT PLC .................................             63,030         2,526,238
                                                                   ------------
                                                                   $  3,836,522
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 3.0%
America Movil S.A.B. de C.V., "L", ADR (l)             13,050      $    808,187
Philippine Long Distance Telephone Co. ...             31,250         1,790,541
Rogers Communications, Inc., "B" .........             22,180           947,888
Vodafone Group PLC .......................          1,734,030         5,833,606
                                                                   ------------
                                                                   $  9,380,222
                                                                   ------------
TELEPHONE SERVICES -- 2.5%
Hellenic Telecommunications
  Organization S.A .......................             52,030      $  1,612,617
Telefonica S.A ...........................            133,920         2,976,834
Telenor A.S.A. (l) .......................            130,230         2,540,634
TELUS Corp. ..............................             11,440           686,422
                                                                   ------------
                                                                   $  7,816,507
                                                                   ------------
TRUCKING -- 0.4%
TNT N.V ..................................             27,200      $  1,226,639
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 3.3%
E.ON AG ..................................             46,050      $  7,737,756
SUEZ S.A. (l) ............................             30,261         1,728,656
Tohoku Electric Power Co., Inc. ..........             43,200           969,900
                                                                   ------------
                                                                   $ 10,436,312
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $256,355,287) ....                         $310,315,167
                                                                   ------------
SHORT-TERM OBLIGATIONS -- 0.5%
Natexis Banques Populaires,
  5.37%, due 7/02/07, at Amortized
  Cost and Value (y) .....................       $  1,426,000      $  1,425,787
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 20.3%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..        63,300,202      $ 63,300,202
                                                                   ------------
    Total Investments
      (Identified Cost, $321,081,276) (k)                          $375,041,156
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (20.1)% ............                          (62,709,421)
                                                                   ------------
    Net Assets -- 100.0% .................                         $312,331,735
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

STRATEGIC VALUE SERIES

COMMON STOCKS -- 98.4%

ISSUER                                             SHARES/PAR         VALUE ($)

AEROSPACE -- 0.9%
Honeywell International, Inc. ............              1,420      $     79,918
                                                                   ------------
AUTOMOTIVE -- 1.6%
Bayerische Motoren Werke AG ..............              2,220      $    144,029
                                                                   ------------
BIOTECHNOLOGY -- 3.8%
Amgen, Inc. (a) ..........................              6,230      $    344,457
                                                                   ------------
BROADCASTING -- 4.4%
CBS Corp., "B" ...........................              4,635      $    154,438
E.W. Scripps Co., "A" ....................              3,110           142,096
Viacom, Inc., "B" (a) ....................              2,350            97,830
                                                                   ------------
                                                                   $    394,364
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 1.6%
Merrill Lynch & Co., Inc. ................              1,145      $     95,699
Nomura Holdings, Inc. ....................              2,600            50,668
                                                                   ------------
                                                                   $    146,367
                                                                   ------------
COMPUTER SOFTWARE -- 3.8%
Compuware Corp. (a) ......................             17,110      $    202,925
Oracle Corp. (a) .........................              6,980           137,576
                                                                   ------------
                                                                   $    340,501
                                                                   ------------
CONSTRUCTION -- 3.7%
D.R. Horton, Inc. ........................              3,070      $     61,185
Masco Corp. ..............................              9,440           268,757
Toll Brothers, Inc. (a) ..................                310             7,744
                                                                   ------------
                                                                   $    337,686
                                                                   ------------
CONTAINERS -- 4.1%
Owens-Illinois, Inc. (a) .................             10,500      $    367,500
                                                                   ------------
ELECTRICAL EQUIPMENT -- 4.5%
Rockwell Automation, Inc. ................              1,120      $     77,773
Tyco International Ltd. ..................              9,670           326,749
                                                                   ------------
                                                                   $    404,522
                                                                   ------------
ELECTRONICS -- 0.3%
SanDisk Corp. (a) ........................                510      $     24,959
                                                                   ------------
ENERGY -- INDEPENDENT -- 6.6%
Anadarko Petroleum Corp. .................              6,430      $    334,296
Devon Energy Corp. .......................              3,350           262,271
                                                                   ------------
                                                                   $    596,567
                                                                   ------------
ENERGY -- INTEGRATED -- 0.5%
Hess Corp. ...............................                700      $     41,272
                                                                   ------------
FOOD & DRUG STORES -- 1.0%
Sally Beauty Holdings, Inc. (a) ..........             10,310      $     92,790
                                                                   ------------
GENERAL MERCHANDISE -- 2.1%
Macy's, Inc. .............................              4,850      $    192,933
                                                                   ------------
INSURANCE -- 13.6%
Allstate Corp. ...........................              4,550      $    279,870
Conseco, Inc. (a) ........................             15,970           333,613
Genworth Financial, Inc., "A" ............              9,610           330,584
Travelers Cos., Inc. .....................              5,290           283,015
                                                                   ------------
                                                                   $  1,227,082
                                                                   ------------
MAJOR BANKS -- 11.9%
Bank of America Corp. ....................              7,306      $    357,190
Bank of New York Co., Inc. ...............              8,310           344,366
JPMorgan Chase & Co. .....................              6,380           309,111
PNC Financial Services Group, Inc. .......                910            65,138
                                                                   ------------
                                                                   $  1,075,805
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.3%
Omnicare, Inc. ...........................                820      $     29,569
                                                                   ------------
MEDICAL EQUIPMENT -- 7.1%
Boston Scientific Corp. (a) ..............             18,120      $    277,961
Cooper Cos., Inc. ........................              2,580           137,566
Pall Corp. ...............................              4,920           226,271
                                                                   ------------
                                                                   $    641,798
                                                                   ------------
NATURAL GAS -- PIPELINE -- 2.5%
Williams Cos., Inc. ......................              7,080      $    223,870
                                                                   ------------
NETWORK & TELECOM -- 2.9%
Nortel Networks Corp. (a) ................             10,838      $    260,654
                                                                   ------------
OIL SERVICES -- 3.2%
GlobalSantaFe Corp. ......................              1,995      $    144,139
Noble Corp. ..............................              1,490           145,305
                                                                   ------------
                                                                   $    289,444
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 2 1%
Countrywide Financial Corp. ..............              1,200      $     43,620
HSBC Holdings PLC ........................              2,610            47,813
New York Community Bancorp, Inc. .........              5,680            96,674
                                                                   ------------
                                                                   $    188,107
                                                                   ------------
PHARMACEUTICALS -- 4.9%
GlaxoSmithKline PLC, ADR .................                400      $     20,948
Warner Chilcott Ltd., "A" (a) ............              5,490            99,314
Wyeth ....................................              5,620           322,251
                                                                   ------------
                                                                   $    442,513
                                                                   ------------
PRINTING & PUBLISHING -- 3.1%
New York Times Co., "A" ..................             10,900      $    276,860
                                                                   ------------
TELEPHONE SERVICES -- 3.5%
Verizon Communications, Inc. .............              7,775      $    320,097
                                                                   ------------
TOBACCO -- 1.3%
Altria Group, Inc. .......................              1,670      $    117,134
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 3.1%
DPL, Inc. ................................              1,630      $     46,194
FPL Group, Inc. ..........................              2,150           121,991
Public Service Enterprise Group, Inc. ....              1,330           116,747
                                                                   ------------
                                                                   $    284,932
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $7,400,349) ......                         $  8,885,730
                                                                   ------------
SHORT-TERM OBLIGATIONS -- 1.6%
Natexis Banques Populaires,
  5.37%, due 7/02/07, at Amortized
  Cost and Value (y) .....................       $    141,000      $    140,979
                                                                   ------------
    Total Investments
      (Identified Cost, $7,541,328) (k) ..                         $  9,026,709
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- --% ................                                  130
                                                                   ------------
    Net Assets -- 100.0% .................                         $  9,026,839
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

TECHNOLOGY SERIES

COMMON STOCKS -- 97.3%

ISSUER                                             SHARES/PAR          VALUE ($)

BROADCASTING -- 2.2%
XM Satellite Radio Holdings, Inc.,
  "A" (a)(l) ..............................            40,026      $    471,106
                                                                   ------------
BUSINESS SERVICES -- 5.6%
Amdocs Ltd. (a)(l) ........................            11,150      $    443,993
First Data Corp. ..........................            14,998           489,985
VeriSign, Inc. (a) ........................             8,876           281,635
                                                                   ------------
                                                                   $  1,215,613
                                                                   ------------
COMPUTER SOFTWARE -- 23.9%
Adobe Systems, Inc. (a) ...................            16,570      $    665,285
Business Objects S.A., ADR (a)(l) .........            11,544           448,369
Cognos, Inc. (a)(l) .......................            11,028           437,481
Fair Isaac Corp. (l) ......................             5,500           220,660
McAfee, Inc. (a)(l) .......................            12,100           425,920
Microsoft Corp. ...........................            14,400           424,368
MSC.Software Corp. (a)(l) .................            82,175         1,112,649
Oracle Corp. (a) ..........................            30,960           610,222
Parametric Technology Corp. (a)(l) ........             6,400           138,304
salesforce.com, Inc. (a)(l) ...............             9,664           414,199
Transaction Systems Architects, Inc. (a) ..             8,008           269,549
                                                                   ------------
                                                                   $  5,167,006
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 3.8%
Cray, Inc. (a)(l) .........................            59,070      $    450,704
Salary.com, Inc. (a) ......................            30,520           366,240
                                                                   ------------
                                                                   $    816,944
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.8%
Anixter International, Inc. (a)(l) ........             2,240      $    168,470
                                                                   ------------
ELECTRONICS -- 30.1%
ARM Holdings PLC ..........................           118,200      $    345,566
Flextronics International Ltd. (a)(l) .....            44,280           478,224
Intel Corp. ...............................            79,560         1,890,346
Marvell Technology Group Ltd. (a) .........             6,198           112,865
National Semiconductor Corp. (l) ..........            19,520           551,830
Nintendo Co. Ltd. .........................               715           261,837
PMC-Sierra, Inc. (a)(l) ...................            31,200           241,176
Samsung Electronics Co. Ltd., GDR .........             1,816           559,862
SanDisk Corp. (a)(l) ......................            12,560           614,686
Solectron Corp. (a)(l) ....................           149,930           551,742
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR ...............................            62,715           698,018
Venture Corp. Ltd. ........................            20,000           205,209
                                                                   ------------
                                                                   $  6,511,361
                                                                   ------------
INTERNET -- 11.3%
Baidu.com, Inc., ADR (a) ..................             2,420      $    406,512
Google, Inc., "A" (a)(l) ..................             2,100         1,099,098
NHN Corp. .................................             1,691           308,420
Omniture, Inc. (a)(l) .....................            13,500           309,420
Tencent Holdings Ltd. .....................            79,000           318,304
                                                                   ------------
                                                                   $  2,441,754
                                                                   ------------
LEISURE & TOYS -- 1.7%
Activision, Inc. (a)(l) ...................            14,280      $    266,608
Take-Two Interactive Software, Inc. (a)(l)              5,500           109,835
                                                                   ------------
                                                                   $    376,443
                                                                   ------------
NETWORK & TELECOM -- 9.0%
Cisco Systems, Inc. (a) ...................             7,780      $    216,673
Motorola, Inc. (l) ........................            16,300           288,510
Nokia Corp., ADR (l) ......................            10,580           297,404
Nortel Networks Corp. (a)(l) ..............            19,500           468,975
Research In Motion Ltd. (a) ...............             1,529           305,785
Sonus Networks, Inc. (a)(l) ...............            43,750           372,750
                                                                   ------------
                                                                   $  1,950,097
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 6.7%
EMC Corp. (a) .............................            21,700      $    392,770
Network Appliance, Inc. (a) ...............            29,340           856,728
Seagate Technology LLC (l) ................             9,530           207,468
                                                                   ------------
                                                                   $  1,456,966
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 0.6%
Leap Wireless International, Inc. (a) .....             1,500      $    126,750
                                                                   ------------
TELEPHONE SERVICES -- 1.6%
Qwest Communications International,
  Inc. (a)(l) .............................            36,110      $    350,267
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $20,479,315) ......                        $ 21,052,777
                                                                   ------------
CALL OPTIONS PURCHASED -- 0.4%
                                                   NUMBER OF
ISSUER/EXPIRATION MONTH/ STRIKE PRICE               CONTRACTS         VALUE ($)
National Semiconductor Corp. -
  July 2007 @ $25
  (Premiums Paid, $51,935) ................               235      $     79,900
                                                                   ------------
PUT OPTIONS PURCHASED -- 0.3%
Semiconductor Holders Trust -
  August 2007 @ $40
  (Premiums Paid, $49,394) ................               240      $     56,640
                                                                   ------------
ISSUER                                            SHARES/PAR          VALUE ($)
SHORT-TERM OBLIGATIONS -- 0.4%
New Center Asset Trust,
  5.36%, due 7/02/07, at Amortized
  Cost and Value (y) ......................      $     97,000      $     96,986
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 21.7%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..         4,698,317      $  4,698,317
                                                                   ------------
    Total Investments
      (Identified Cost, $25,375,947) (k) ..                        $ 25,984,620
                                                                   ------------
CALL OPTIONS WRITTEN -- (0.2)%
                                                 PAR AMOUNT
ISSUER/EXPIRATION MONTH/ STRIKE PRICE            OF CONTRACTS         VALUE ($)
Baidu.com, Inc. - August 2007 @ $160
  (Premiums Received, $18,647) (a) ........                24      $    (38,160)
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (19.9)% .............                          (4,305,732)
                                                                   ------------
    Net Assets -- 100.0% ..................                        $ 21,640,728
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

VALUE SERIES

COMMON STOCKS -- 99.7%

ISSUER                                             SHARES/PAR          VALUE ($)
AEROSPACE -- 7.4%
Lockheed Martin Corp. .....................           180,150      $ 16,957,520
Northrop Grumman Corp. ....................           128,150         9,979,040
United Technologies Corp. .................           106,500         7,554,045
                                                                   ------------
                                                                   $ 34,490,605
                                                                   ------------
ALCOHOLIC BEVERAGES -- 1.1%
Diageo PLC ................................           234,509      $  4,870,249
                                                                   ------------
APPAREL MANUFACTURERS -- 1.5%
Hanesbrands, Inc. (a) .....................            13,687      $    369,960
NIKE, Inc., "B" ...........................           109,770         6,398,493
                                                                   ------------
                                                                   $  6,768,453
                                                                   ------------
AUTOMOTIVE -- 0.6%
Johnson Controls, Inc. ....................            24,740      $  2,864,150
                                                                   ------------
BROADCASTING -- 1.9%
Citadel Broadcasting Corp. ................             4,905      $     31,637
E.W. Scripps Co., "A" (l) .................            20,480           935,731
Viacom, Inc., "B" (a) .....................            85,154         3,544,961
Walt Disney Co. ...........................            63,140         2,155,600
WPP Group PLC .............................           136,650         2,043,743
                                                                   ------------
                                                                   $  8,711,672
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 5.2%
Franklin Resources, Inc. ..................            24,230      $  3,209,748
Goldman Sachs Group, Inc. .................            49,010        10,622,918
Lehman Brothers Holdings, Inc. ............            42,810         3,190,201
Mellon Financial Corp. (l) ................            96,560         4,248,640
Merrill Lynch & Co., Inc. .................            31,830         2,660,351
                                                                   ------------
                                                                   $ 23,931,858
                                                                   ------------
BUSINESS SERVICES -- 1.1%
Accenture Ltd., "A" .......................           115,150      $  4,938,784
                                                                   ------------
CHEMICALS -- 2.7%
Dow Chemical Co. ..........................            39,440      $  1,744,037
PPG Industries, Inc. ......................            85,870         6,535,566
Syngenta AG ...............................            21,090         4,110,951
                                                                   ------------
                                                                   $ 12,390,554
                                                                   ------------
COMPUTER SOFTWARE -- 1.5%
Oracle Corp. (a) ..........................           366,860      $  7,230,811
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.8%
Hewlett-Packard Co. .......................            81,800      $  3,649,916
                                                                   ------------
CONSTRUCTION -- 2.4%
Masco Corp. ...............................           256,520      $  7,303,124
Sherwin-Williams Co. ......................            34,610         2,300,527
Toll Brothers, Inc. (a)(l) ................            54,500         1,361,410
                                                                   ------------
                                                                   $ 10,965,061
                                                                   ------------
CONSUMER GOODS & SERVICES -- 1.7%
Procter & Gamble Co. ......................           127,890      $  7,825,589
                                                                   ------------
CONTAINERS -- 0.2%
Smurfit-Stone Container Corp. (a) .........            71,310      $    949,136
                                                                   ------------
ELECTRICAL EQUIPMENT -- 2.2%
Cooper Industries Ltd., "A" ...............            14,070      $    803,256
General Electric Co. ......................            63,030         2,412,788
Rockwell Automation, Inc. .................            43,640         3,030,362
W.W. Grainger, Inc. (l) ...................            42,540         3,958,347
                                                                   ------------
                                                                   $ 10,204,753
                                                                   ------------
ELECTRONICS -- 1.4%
Intel Corp. ...............................           270,500      $  6,427,080
                                                                   ------------
ENERGY -- INDEPENDENT -- 2.7%
Apache Corp. ..............................            50,530      $  4,122,743
Devon Energy Corp. ........................            67,120         5,254,825
EOG Resources, Inc. .......................            40,380         2,950,163
                                                                   ------------
                                                                   $ 12,327,731
                                                                   ------------
ENERGY -- INTEGRATED -- 9.5%
Chevron Corp. .............................            37,035      $  3,119,828
ConocoPhillips ............................           115,940         9,101,290
Exxon Mobil Corp. .........................           142,442        11,948,035
Hess Corp. ................................            89,820         5,295,787
Royal Dutch Shell PLC, ADR ................            30,350         2,464,420
TOTAL S.A., ADR ...........................           148,440        12,020,671
                                                                   ------------
                                                                   $ 43,950,031
                                                                   ------------
FOOD & BEVERAGES -- 2.8%
Kellogg Co. ...............................            97,280      $  5,038,131
Nestle S.A ................................            10,968         4,164,488
PepsiCo, Inc. .............................            59,578         3,863,633
                                                                   ------------
                                                                   $ 13,066,252
                                                                   ------------
FOOD & DRUG STORES -- 0.8%
CVS Caremark Corp. ........................           100,528      $  3,664,246
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.1%
Bowater, Inc. (l) .........................            15,820      $    394,709
                                                                   ------------
GAMING & LODGING -- 0.8%
Royal Caribbean Cruises Ltd. (l) ..........            91,500      $  3,932,670
                                                                   ------------
GENERAL MERCHANDISE -- 1.4%
Macy's, Inc. ..............................           168,850      $  6,716,853
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.8%
UnitedHealth Group, Inc. ..................            41,340      $  2,114,128
WellPoint, Inc. (a) .......................            76,350         6,095,020
                                                                   ------------
                                                                   $  8,209,148
                                                                   ------------
INSURANCE -- 9.0%
Aflac, Inc. ...............................            37,660      $  1,935,724
Allstate Corp. ............................           237,730        14,622,772
Chubb Corp. ...............................            51,940         2,812,032
Genworth Financial, Inc., "A" .............           130,430         4,486,792
Hartford Financial Services Group, Inc. ...            50,030         4,928,455
MetLife, Inc. .............................           196,650        12,679,992
Prudential Financial, Inc. ................             4,740           460,870
                                                                   ------------
                                                                   $ 41,926,637
                                                                   ------------
MACHINERY & TOOLS -- 1.5%
Deere & Co. ...............................            42,470      $  5,127,828
Eaton Corp. (l) ...........................            11,190         1,040,670
Timken Co. ................................            20,290           732,672
                                                                   ------------
                                                                   $  6,901,170
                                                                   ------------
MAJOR BANKS -- 7.6%
Bank of America Corp. .....................           326,154      $ 15,945,669
Bank of New York Co., Inc. ................           101,320         4,198,701
PNC Financial Services Group, Inc. ........            79,670         5,702,779
State Street Corp. ........................            33,800         2,311,920
SunTrust Banks, Inc. ......................            84,130         7,213,306
                                                                   ------------
                                                                   $ 35,372,375
                                                                   ------------
NETWORK & TELECOM -- 0.3%
Cisco Systems, Inc. (a) ...................            50,120      $  1,395,842
                                                                   ------------
OIL SERVICES -- 0.4%
Noble Corp. ...............................            20,570      $  2,005,986
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 8.3%
American Express Co. ......................            77,810      $  4,760,416
Citigroup, Inc. ...........................           271,740        13,937,545
Fannie Mae ................................           133,670         8,732,661
Freddie Mac ...............................            37,950         2,303,565
UBS AG ....................................           142,890         8,539,381
                                                                   ------------
                                                                   $ 38,273,568
                                                                   ------------
PHARMACEUTICALS -- 6.9%
Abbott Laboratories .......................            32,410      $  1,735,555
Eli Lilly & Co. ...........................            66,180         3,698,138
GlaxoSmithKline PLC .......................            92,190         2,415,362
Johnson & Johnson .........................           177,690        10,949,258
Merck & Co., Inc. .........................            95,630         4,762,374
Wyeth .....................................           144,100         8,262,694
                                                                   ------------
                                                                   $ 31,823,381
                                                                   ------------
PRINTING & PUBLISHING -- 0.1%
New York Times Co., "A" (l) ...............            27,410      $    696,214
                                                                   ------------
RAILROAD & SHIPPING -- 1.1%
Burlington Northern Santa Fe Corp. ........            49,480      $  4,212,727
Norfolk Southern Corp. ....................            20,130         1,058,234
                                                                   ------------
                                                                   $  5,270,961
                                                                   ------------
SPECIALTY CHEMICALS -- 1.5%
Air Products & Chemicals, Inc. ............            42,037      $  3,378,514
Praxair, Inc. .............................            50,370         3,626,136
                                                                   ------------
                                                                   $  7,004,650
                                                                   ------------
SPECIALTY STORES -- 0.6%
Lowe's Cos., Inc. .........................            28,970      $    889,089
Staples, Inc. .............................            77,640         1,842,397
                                                                   ------------
                                                                   $  2,731,486
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 2.1%
Sprint Nextel Corp. .......................           236,830      $  4,904,749
Vodafone Group PLC ........................         1,404,877         4,726,273
                                                                   ------------
                                                                   $  9,631,022
                                                                   ------------
TELEPHONE SERVICES -- 1.5%
AT&T, Inc. ................................            35,630      $  1,478,645
Embarq Corp. ..............................            41,184         2,609,830
TELUS Corp. (non-voting shares) ...........            11,230           663,043
Verizon Communications, Inc. ..............            53,150         2,188,186
                                                                   ------------
                                                                   $  6,939,704
                                                                   ------------
TOBACCO -- 3.5%
Altria Group, Inc. ........................           229,780      $ 16,116,769
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 3.7%
Dominion Resources, Inc. ..................            79,260      $  6,840,931
Entergy Corp. (l) .........................            30,780         3,304,233
FPL Group, Inc. ...........................            75,180         4,265,713
PPL Corp. .................................            30,020         1,404,636
Public Service Enterprise Group, Inc. .....            18,180         1,595,840
                                                                   ------------
                                                                   $ 17,411,353
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $327,367,347) .....                        $461,981,429
                                                                   ------------
SHORT-TERM OBLIGATIONS -- 0.2%
New Center Asset Trust,
  5.36%, due 7/02/07, at Amortized
  Cost and Value (y) ......................      $  1,027,000      $  1,026,847
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 2.1%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..         9,581,140      $  9,581,140
                                                                   ------------
    Total Investments
      (Identified Cost, $337,975,334) (k) .                        $472,589,416
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (2.0)% ..............                          (9,275,827)
                                                                   ------------
    Net Assets -- 100.0% ..................                        $463,313,589
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- continued

Portfolio Footnotes:
(a) Non-income producing security.
(k) As of June 30, 2007, the following series held securities that were fair valued in accordance with the policies adopted by the Board of Trustees:

                                                                                       % OF      NUMBER OF
    SERIES                                               MARKET VALUE          MARKET VALUE     SECURITIES
    ------------------------------------------------------------------------------------------------------
    Core Equity Series ...........................        $ 2,766,169              0.94%             2
    International Growth Series ..................         97,311,595             47.82%            49
    Massachusetts Investors Growth Stock Series ..         41,932,660              8.47%             8
    New Discovery Series .........................          7,692,264              1.74%             3
    Research International Series ................            383,510              0.10%             1
    Strategic Value Series .......................            191,842              2.13%             2
    Technology Series ............................             98,380              0.38%             3
    Value Series .................................         28,455,085              6.02%             6

(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $383,510, representing 0.1% of net assets for the Research
    International Series.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The following series holds the following restricted securities:

    CORE EQUITY SERIES
                                                 ACQUISITION           ACQUISITION               CURRENT     TOTAL % OF
    RESTRICTED SECURITIES                               DATE                  COST          MARKET VALUE     NET ASSETS
    -------------------------------------------------------------------------------------------------------------------
    Euro Dekania Ltd., IEU ................. 3/08/07-6/25/07            $1,412,164            $1,462,669
    Oaktree Capital Management LLC ......... 5/21/07-6/25/07             1,386,074             1,303,500
      -----------------------------------------------------------------------------------------------------------------
    Total Restricted Securities                                                               $2,766,169           1.0%
                                                                                              =========================

    NEW DISCOVERY SERIES
                                                 ACQUISITION           ACQUISITION               CURRENT     TOTAL % OF
    RESTRICTED SECURITIES                               DATE                  COST          MARKET VALUE     NET ASSETS
    -------------------------------------------------------------------------------------------------------------------
    Castle Brands, Inc. ....................         4/19/07            $  752,817            $  635,544
    Castle Brands, Inc. (warrants)..........         4/18/07                    --                29,255
    -------------------------------------------------------------------------------------------------------------------
    Total Restricted Securities                                                               $  664,799           0.2%
                                                                                              =========================

    The following abbreviations are used in this report and are defined:

    ADR    American Depository Receipt
    GDR    Global Depository Receipt
    IEU    International Equity Unit
    IPS    International Preference Stock
    REIT   Real Estate Investment Trust

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES  (unaudited) -- June 30, 2007

These statements represent each series' balance sheet, which details the assets and liabilities comprising the total value of each series.

                                                                                 MASSACHUSETTS
                                                     CORE         INTERNATIONAL    INVESTORS          MID CAP         NEW
                                                    EQUITY           GROWTH         GROWTH            VALUE         DISCOVERY
                                                    SERIES           SERIES      STOCK SERIES         SERIES         SERIES
                                                 -------------   -------------   -------------    -------------   -------------
Assets:
Investments --
  Unaffiliated issuers, at identified cost ...   $ 276,279,838   $ 162,739,530   $ 452,039,836    $  21,969,380   $ 405,279,961
  Unrealized appreciation (depreciation) .....      18,313,167      40,743,691      42,749,658        3,423,537      37,354,009
                                                 -------------   -------------   -------------    -------------   -------------
    Total investments, at value (including
      securities loaned of $16,574,218,
      $28,893,612, $24,150,285, $--, and
      $81,905,341, respectively) .............   $ 294,593,005   $ 203,483,221   $ 494,789,494    $  25,392,917   $ 442,633,970
Cash .........................................          47,922             551          34,513              895             102
Foreign currency, at value (identified
  cost, $--, $483,547, $218, $--, and $--,
  respectively) ..............................            --           490,433             218             --              --
Receivable for investments sold ..............      10,606,972       3,021,572       9,599,629        1,473,610       8,925,837
Receivable for series shares sold ............          67,326             206             479              395           5,210
Interest and dividends receivable ............         153,455         770,475         442,921           43,069          26,775
Receivable from investment adviser ...........           1,568            --             2,335            1,481          13,202
Other assets .................................           1,640           3,013           8,517              644           5,802
                                                 -------------   -------------   -------------    -------------   -------------
      Total assets ...........................   $ 305,471,888   $ 207,769,471   $ 504,878,106    $  26,913,011   $ 451,610,898
                                                 =============   =============   =============    =============   =============
Liabilities:
Notes payable ................................   $        --     $        --     $        --      $        --     $      27,000
Payable to custodian .........................          10,008            --              --               --              --
Payable for investments purchased ............       6,350,126       2,787,000       9,047,636        1,338,463       7,399,516
Payable for series shares reacquired .........         218,484       1,099,022         578,929            5,872         150,297
Collateral for securities loaned, at value (c)      16,933,998      30,261,371      20,502,385             --        83,987,494
Payable to affiliates
  Management fee .............................          17,381          12,761          29,321            1,578          26,748
  Distribution fees ..........................             686             498           2,668              525           4,139
  Administrative services fee ................             658             404           1,096               82             838
Payable for trustees' compensation ...........           2,091           2,644           7,197              449           5,514
Accrued expenses and other liabilities .......         120,810         152,840          74,694           27,679          82,589
                                                 -------------   -------------   -------------    -------------   -------------
      Total liabilities ......................   $  23,654,242   $  34,316,540   $  30,243,926    $   1,374,648   $  91,684,135
                                                 -------------   -------------   -------------    -------------   -------------
Net assets ...................................   $ 281,817,646   $ 173,452,931   $ 474,634,180    $  25,538,363   $ 359,926,763
                                                 =============   =============   =============    =============   =============
Net assets consist of:
Paid-in capital ..............................   $ 244,685,732   $ 118,869,963   $ 801,723,595    $  20,083,097   $ 304,383,031
Unrealized appreciation (depreciation) on
  investments and translation of assets and
  liabilities in foreign currencies (net
  deferred country tax of $--, $52,206,
  $--, $-- and $--,  respectively) ...........      18,312,832      40,700,602      42,749,682        3,423,537      37,354,029
Accumulated net realized gain (loss) on
investments and foreign currency
  transactions ...............................      18,435,607      12,544,548    (371,122,783)       1,886,144      19,297,164
Undistributed net nvestment income (loss) ....         383,475       1,337,818       1,283,686          145,585      (1,107,461)
                                                 -------------   -------------   -------------    -------------   -------------
      Total ..................................   $ 281,817,646   $ 173,452,931   $ 474,634,180    $  25,538,363   $ 359,926,763
                                                 =============   =============   =============    =============   =============
Net assets
  Initial Class ..............................   $ 248,350,403   $ 148,936,177   $ 344,984,616    $      37,970   $ 159,223,207
  Service Class ..............................      33,467,243      24,516,754     129,649,564       25,500,393     200,703,556
                                                 -------------   -------------   -------------    -------------   -------------
      Total ..................................   $ 281,817,646   $ 173,452,931   $ 474,634,180    $  25,538,363   $ 359,926,763
                                                 =============   =============   =============    =============   =============
Shares of beneficial interest outstanding
  Initial Class ..............................      14,953,912       8,788,303      30,639,673            3,122       9,191,035
  Service Class ..............................       2,024,870       1,453,073      11,600,514        2,114,942      11,762,932
                                                 -------------   -------------   -------------    -------------   -------------
      Total ..................................      16,978,782      10,241,376      42,240,187        2,118,064      20,953,967
                                                 =============   =============   =============    =============   =============
Net asset value per share (net assets / shares
  of beneficial interest outstanding)
  Initial Class ..............................   $       16.61   $       16.95   $       11.26    $       12.16   $       17.32
                                                 =============   =============   =============    =============   =============
  Service Class ..............................   $       16.53   $       16.87   $       11.18    $       12.06   $       17.06
                                                 =============   =============   =============    =============   =============

(c) Non-cash collateral not included for Core Equity Series and Massachusetts Investors Growth Stock Series.

                                                   See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES  (unaudited) -- June 30, 2007 -- continued

                                                             RESEARCH       STRATEGIC
                                                           INTERNATIONAL       VALUE       TECHNOLOGY        VALUE
                                                               SERIES         SERIES        SERIES           SERIES
                                                            ------------   ------------   ------------    ------------
Assets:
Investments --
  Unaffiliated issuers, at identified cost ..............   $321,081,276   $  7,541,328   $ 25,375,947    $337,975,334
  Unrealized appreciation (depreciation) ................     53,959,880      1,485,381        608,673     134,614,082
                                                            ------------   ------------   ------------    ------------
    Total investments, at value (including securities
      loaned of $60,352,696, --, $4,936,721, and
      $9,368,898, respectively) .........................   $375,041,156   $  9,026,709   $ 25,984,620    $472,589,416
                                                            ------------   ------------   ------------    ------------
Cash ....................................................         19,776            569         17,247           2,308
Foreign currency, at value (identified cost, $618,276,
  $--, $6,817, and $--, respectively) ...................        626,983           --            6,819            --
Premium receivable on options written ...................           --             --           18,647            --
Receivable for investments sold .........................      5,999,787        118,333        851,945         511,320
Receivable for series shares sold .......................        370,780           --             --             4,876
Interest and dividends receivable .......................      1,273,767          5,395         22,388         690,089
Receivable from investment adviser ......................           --            3,688          2,669            --
Other assets ............................................          2,866            251            498           6,898
                                                            ------------   ------------   ------------    ------------
      Total assets ......................................   $383,335,115   $  9,154,945   $ 26,904,833    $473,804,907
                                                            ============   ============   ============    ============
Liabilities:
Payable for investments purchased .......................   $  7,420,871   $     88,046   $    487,931    $    484,023
Payable for series shares reacquired ....................           --              447          8,618         223,622
Collateral for securities loaned, at value (c) ..........     63,300,202           --        4,698,317       9,581,140
Written options outstanding, at  value (premiums
received, $--, $--, $18,647, and $--, respectively) .....           --             --           38,160            --
Payable to affiliates
  Management fee ........................................         22,833            557          1,337          28,573
  Distribution fees .....................................          3,855            186             63           3,024
  Administrative services fee ...........................            718             82             82           1,068
Payable for trustees' compensation ......................          4,330            223            413           7,495
Accrued expenses and other liabilities ..................        250,571         38,565         29,184         162,373
                                                            ------------   ------------   ------------    ------------
      Total liabilities .................................   $ 71,003,380   $    128,106   $  5,264,105    $ 10,491,318
                                                            ------------   ------------   ------------    ------------
Net assets ..............................................   $312,331,735   $  9,026,839   $ 21,640,728    $463,313,589
                                                            ============   ============   ============    ============
Net assets consist of:
Paid-in capital .........................................   $237,004,316   $  7,235,254   $ 50,016,621    $302,135,004
Unrealized appreciation (depreciation) on investments
  and translation of assets and liabilities in foreign
  currencies (net of deferred country tax of $78,877,
  $--, $--, and $--, respectively) ......................     53,889,282      1,485,381        589,162     134,615,076
Accumulated net realized gain (loss) on investments and
  foreign currency transactions .........................     18,376,553        284,231    (28,945,033)     23,404,164
Undistributed net investment income (loss) ..............      3,061,584         21,973        (20,022)      3,159,345
                                                            ------------   ------------   ------------    ------------
      Total .............................................   $312,331,735   $  9,026,839   $ 21,640,728    $463,313,589
                                                            ============   ============   ============    ============
Net assets
  Initial Class .........................................   $122,308,173   $     11,271   $ 18,576,828    $316,186,194
  Service Class .........................................    190,023,562      9,015,569      3,063,900     147,127,395
                                                            ------------   ------------   ------------    ------------
      Total .............................................   $312,331,735   $  9,026,840   $ 21,640,728    $463,313,589
                                                            ============   ============   ============    ============
Shares of beneficial interest outstanding
  Initial Class .........................................      6,294,173          1,038      3,089,284      16,788,179
  Service Class .........................................      9,874,105        834,032        518,445       7,853,880
                                                            ------------   ------------   ------------    ------------
      Total .............................................     16,168,278        835,070      3,607,729      24,642,059
                                                            ============   ============   ============    ============
Net asset value per share (net assets / shares of
beneficial interest outstanding)
  Initial Class .........................................   $      19.43   $      10.86   $       6.01    $      18.83
                                                            ============   ============   ============    ============
  Service Class .........................................   $      19.24   $      10.81   $       5.91    $      18.73
                                                            ============   ============   ============    ============
(c) Non-cash collateral not included for Technology Series.

                                     See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS  (unaudited) -- Six Months Ended June 30, 2007

These statements describe how much each series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series' operations.

                                                                                 MASSACHUSETTS
                                                     CORE        INTERNATIONAL    INVESTORS          MID CAP          NEW
                                                    EQUITY           GROWTH         GROWTH            VALUE         DISCOVERY
                                                    SERIES           SERIES      STOCK SERIES         SERIES         SERIES
                                                 -------------   -------------   -------------    -------------   -------------
Net investment income (loss):
  Income --
    Dividends ................................   $     819,029   $   2,790,775   $   2,845,884    $     298,998   $     669,209
    Interest .................................          22,357          48,949         392,212            7,940          50,435
    Income on securities loaned ..............          19,366          65,691          25,284             --           121,399
    Foreign taxes withheld ...................          (2,894)       (223,783)       (133,958)            --            (3,895)
                                                 -------------   -------------   -------------    -------------   -------------
      Total investment income ................   $     857,858   $   2,681,632   $   3,129,422    $     306,938   $     837,148
                                                 -------------   -------------   -------------    -------------   -------------
  Expenses --
    Management fee ...........................   $     383,042   $     753,680   $   1,553,459    $      96,291   $   1,612,150
    Distribution fees ........................          18,133          29,256         113,377           32,051         243,968
    Administrative services fee ..............          14,561          23,877          58,213            4,959          50,513
    Trustees' compensation ...................           4,769           7,534          19,862            1,134          16,003
    Custodian fee ............................          14,035          94,235          45,208            4,252          39,371
    Shareholder communications ...............           5,908          11,149          11,813              712          29,897
    Auditing fees ............................          19,491          21,483          19,734           20,802          19,491
    Legal fees ...............................           3,564           2,953           3,477            2,953           2,953
    Miscellaneous ............................          11,496          11,039          18,683            6,980          18,259
                                                 -------------   -------------   -------------    -------------   -------------
      Total expenses .........................   $     474,999   $     955,206   $   1,843,826    $     170,134   $   2,032,605
    Fees paid indirectly .....................             (34)           (105)           (770)             (53)         (2,430)
    Reduction of expenses by investment advise          (1,568)           --            (2,335)          (9,734)        (85,566)
                                                 -------------   -------------   -------------    -------------   -------------
      Net expenses ...........................   $     473,397   $     955,101   $   1,840,721    $     160,347   $   1,944,609
                                                 -------------   -------------   -------------    -------------   -------------
Net investment income (loss) .................   $     384,461   $   1,726,531   $   1,288,701    $     146,591   $  (1,107,461)
                                                 =============   =============   =============    =============   =============
Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions:
  Realized gain (loss) (identified cost
    basis) --
    Investment transactions ..................   $  18,551,199   $  12,704,520   $  20,588,573    $   1,910,285   $  19,836,251
    Foreign currency transactions ............           3,831         (32,431)         (6,090)            --              (898)
                                                 -------------   -------------   -------------    -------------   -------------
      Net realized gain (loss) on investments
        and foreign currency transactions ....   $  18,555,030   $  12,672,089   $  20,582,483    $   1,910,285   $  19,835,353
                                                 -------------   -------------   -------------    -------------   -------------

Change in unrealized appreciation
  (depreciation) --
  Investments (net of $--, $15,720, $--, $--,
  and $-- increase in deferred country tax) ..   $   9,614,807   $   4,754,782   $  15,444,107    $     386,731   $  13,158,552
  Translation of assets and liabilities in
    foreign currencies .......................            (254)          7,154            (207)            --                20
                                                 -------------   -------------   -------------    -------------   -------------
  Net unrealized gain (loss) on investments
    and foreign currency translation .........   $   9,614,553   $   4,761,936   $  15,443,900    $     386,731   $  13,158,572
                                                 -------------   -------------   -------------    -------------   -------------
  Net realized and unrealized gain (loss) on
    investments and foreign currency .........   $  28,169,583   $  17,434,025   $  36,026,383    $   2,297,016   $  32,993,925
                                                 -------------   -------------   -------------    -------------   -------------
Change in net assets from operations .........   $  28,554,044   $  19,160,556   $  37,315,084    $   2,443,607   $  31,886,464
                                                 =============   =============   =============    =============   =============

                                                  See notes to financial statements.

STATEMENTS OF OPERATIONS  (unaudited) -- Six Months Ended June 30, 2007 -- continued

                                                              RESEARCH      STRATEGIC
                                                            INTERNATIONAL     VALUE        TECHNOLOGY        VALUE
                                                               SERIES         SERIES         SERIES          SERIES
                                                            ------------   ------------   ------------    ------------

Net investment income (loss)
  Income --
    Dividends ...........................................   $  5,896,421   $     74,288   $     86,153    $  5,320,453
    Interest ............................................         44,058          4,322          6,202          64,501
    Interest income on securities loaned ................        174,959           --            6,399          27,941
    Foreign taxes withheld ..............................       (548,577)          (354)        (7,654)        (94,939)
                                                            ------------   ------------   ------------    ------------
      Total investment income ...........................   $  5,566,861   $     78,256   $     91,100    $  5,317,956
                                                            ------------   ------------   ------------    ------------
  Expenses --
    Management fee ......................................   $  1,314,274   $     33,792   $     80,418    $  1,745,236
    Distribution fees ...................................        214,970         11,251          3,840         181,127
    Administrative services fee .........................         41,411          4,959          4,959          65,245
    Trustees' compensation ..............................         12,785            385            989          21,521
    Custodian fee .......................................        162,809          2,923         10,920          47,378
    Shareholder communications ..........................         13,497          3,897          3,609          51,381
    Auditing fees .......................................         19,734         20,802         19,557          19,491
    Legal fees ..........................................          2,953          2,953          2,996           2,953
    Miscellaneous .......................................         21,681          5,585          6,390          19,331
                                                            ------------   ------------   ------------    ------------
      Total expenses ....................................   $  1,804,114   $     86,547   $    133,678    $  2,153,663
    Fees paid indirectly ................................           (107)           (78)          --               (70)
    Reduction of expenses by investment adviser .........           --          (31,185)       (22,556)           --
                                                            ------------   ------------   ------------    ------------
      Net expenses ......................................   $  1,804,007   $     55,284   $    111,122    $  2,153,593
                                                            ------------   ------------   ------------    ------------
Net investment income (loss) ............................   $  3,762,854   $     22,972   $    (20,022)   $  3,164,363
                                                            ============   ============   ============    ============
Realized and unrealized gain (loss) on
  investments and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of country tax
      of $1,131,  $--, $--, and $--, respectively) ......   $ 18,959,206   $    416,248   $  2,433,149    $ 24,503,699
    Foreign currency transactions .......................       (114,374)          (118)       (13,844)         (1,278)
                                                            ------------   ------------   ------------    ------------
      Net realized gain (loss) on investments and foreign
        currency transactions ...........................   $ 18,844,832   $    416,130   $  2,419,305    $ 24,502,421
                                                            ------------   ------------   ------------    ------------

  Change in unrealized appreciation (depreciation) --
    Investments (net of $70,117, $--, $--, and
      $-- increase in deferred country tax) .............   $  6,441,715   $    501,613   $   (220,252)   $  9,304,780
    Written options .....................................           --             --          (19,513)           --
    Translation of assets and liabilities in foreign
      currencies ........................................          7,730           --            6,964            (777)
                                                            ------------   ------------   ------------    ------------
      Net unrealized gain (loss) on investments
        and foreign currency  translation ...............   $  6,449,445   $    501,613   $   (232,801)   $  9,304,003
                                                            ------------   ------------   ------------    ------------
      Net realized and unrealized gain (loss) on
        investments and foreign currency ................   $ 25,294,277   $    917,743   $  2,186,504    $ 33,806,424
                                                            ------------   ------------   ------------    ------------
Change in net assets from operations ....................   $ 29,057,131   $    940,715   $  2,166,482    $ 36,970,787
                                                            ============   ============   ============    ============

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  (unaudited) -- Six Months Ended June 30, 2007

                                                                                 MASSACHUSETTS
                                                     CORE        INTERNATIONAL    INVESTORS          MID CAP          NEW
                                                    EQUITY           GROWTH         GROWTH            VALUE         DISCOVERY
                                                    SERIES           SERIES      STOCK SERIES         SERIES         SERIES
                                                 -------------   -------------   -------------    -------------   -------------
Change in net assets:
From operations --
    Net investment income (loss) .............   $     384,461   $   1,726,531   $   1,288,701    $     146,591   $  (1,107,461)
    Net realized gain (loss) on investments
     and foreign currency transactions .......      18,555,030      12,672,089      20,582,483        1,910,285      19,835,353
    Net unrealized gain (loss) on investments
     and foreign currency translation ........       9,614,553       4,761,936      15,443,900          386,731      13,158,572
                                                 -------------   -------------   -------------    -------------   -------------
      Change in net assets from operations ...   $  28,554,044   $  19,160,556   $  37,315,084    $   2,443,607   $  31,886,464
                                                 -------------   -------------   -------------    -------------   -------------
Distributions declared to shareholders --
  From net investment income
    Initial Class ............................   $    (379,068)  $  (2,038,840)  $  (1,191,441)   $        (262)  $        --
    Service Class ............................         (40,124)       (278,166)       (118,578)        (120,733)           --
  From net realized gain on investments and
    foreign currency transactions
    Initial Class ............................      (9,027,459)    (21,494,679)           --             (1,376)     (4,140,582)
    Service Class ............................      (1,660,779)     (3,494,601)           --           (964,003)     (5,182,591)
                                                 -------------   -------------   -------------    -------------   -------------
Total distributions declared to shareholders .   $ (11,107,430)  $ (27,306,286)  $  (1,310,019)   $  (1,086,374)  $  (9,323,173)
                                                 -------------   -------------   -------------    -------------   -------------
Change in net assets from series share
  transactions ...............................   $ 171,672,904   $  18,377,506   $  13,549,679    $    (804,709)  $  (7,929,427)
                                                 -------------   -------------   -------------    -------------   -------------
    Total change in net assets ...............   $ 189,119,518   $  10,231,776   $  49,554,744    $     552,524   $  14,633,864
Net assets --
  At beginning of period .....................      92,698,128     163,221,155     425,079,436       24,985,839     345,292,899
                                                 -------------   -------------   -------------    -------------   -------------
  At end of period ...........................   $ 281,817,646   $ 173,452,931   $ 474,634,180    $  25,538,363   $ 359,926,763
                                                 =============   =============   =============    =============   =============
Undistributed net investment income included
  in net assets at end of period .............   $     383,475   $   1,337,818   $   1,283,686    $     145,585   $  (1,107,461)
                                                 =============   =============   =============    =============   =============

                                                              RESEARCH                                     STRATEGIC
                                                            INTERNATIONAL     VALUE        TECHNOLOGY        VALUE
                                                               SERIES         SERIES         SERIES          SERIES
                                                            ------------   ------------   ------------    ------------
Change in net assets:
From operations --
    Net investment income (loss) ........................   $  3,762,854   $     22,972   $    (20,022)   $  3,164,363
    Net realized gain (loss) on investments and foreign
      currency transactions .............................     18,844,832        416,130      2,419,305      24,502,421
    Net unrealized gain (loss) on investments and foreign
      currency translation ..............................      6,449,445        501,613       (232,801)      9,304,003
                                                            ------------   ------------   ------------    ------------
      Change in net assets from operations ..............   $ 29,057,131   $    940,715   $  2,166,482    $ 36,970,787
                                                            ------------   ------------   ------------    ------------
Distributions declared to shareholders --
  From net investment income
    Initial Class .......................................   $ (1,348,290)  $       (188)  $       --      $ (4,956,730)
    Service Class .......................................     (1,714,494)      (130,127)          --        (1,958,742)
  From net realized gain on investments and foreign
    currency transactions
    Initial Class .......................................    (13,244,493)          (737)          --       (18,004,251)
    Service Class .......................................    (19,773,948)      (601,917)          --        (8,308,499)
                                                            ------------   ------------   ------------    ------------
Total distributions declared to shareholders ............   $(36,081,225)  $   (732,969)  $       --      $(33,228,222)
                                                            ------------   ------------   ------------    ------------
Change in net assets from series share transactions .....   $ 43,853,396   $   (280,997)  $ (2,487,048)   $ (4,857,000)
                                                            ------------   ------------   ------------    ------------
    Total change in net assets ..........................   $ 36,829,302   $    (73,251)  $   (320,566)   $ (1,114,435)
Net assets --
  At beginning of period ................................    275,502,433      9,100,090     21,961,294     464,428,024
                                                            ------------   ------------   ------------    ------------
  At end of period ......................................   $312,331,735   $  9,026,839   $ 21,640,728    $463,313,589
                                                            ============   ============   ============    ============
Undistributed net investment income included in net
  assets at end of period ...............................   $  3,061,584   $     21,973   $    (20,022)   $  3,159,345
                                                            ============   ============   ============    ============

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS -- Year Ended December 31, 2006

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                 MASSACHUSETTS
                                                     CORE        INTERNATIONAL    INVESTORS          MID CAP          NEW
                                                    EQUITY           GROWTH         GROWTH            VALUE         DISCOVERY
                                                    SERIES           SERIES      STOCK SERIES         SERIES         SERIES
                                                 -------------   -------------   -------------    -------------   -------------
Change in net assets:
From operations --
    Net investment income (loss) .............   $     448,442   $   2,063,356   $   1,307,480    $     138,408   $  (2,336,188)
    Net realized gain (loss) on investments
     and foreign currency transactions .......      13,310,173      24,875,737      17,619,987          976,731      49,366,426
    Net unrealized gain (loss) on investments
      and foreign currency translation .......      (2,381,267)      8,393,888      12,890,735        1,525,854      (5,555,717)
                                                 -------------   -------------   -------------    -------------   -------------
      Change in net assets from operations ...   $  11,377,348   $  35,332,981   $  31,818,202    $   2,640,993   $  41,474,521
                                                 -------------   -------------   -------------    -------------   -------------
Distributions declared to shareholders --
  From net investment income
    Initial Class ............................   $    (475,009)  $    (860,676)  $    (344,988)   $        --     $        --
    Service Class ............................         (48,229)        (96,429)           --               --              --
  From net realized gain on investments
    and foreign currency transactions
    Initial Class ............................            --        (9,955,492)           --             (3,796)           --
    Service Class ............................            --        (1,637,251)           --         (3,082,304)           --
                                                 -------------   -------------   -------------    -------------   -------------
Total distributions declared to shareholders .   $    (523,238)  $ (12,549,848)  $    (344,988)   $  (3,086,100)  $        --
                                                 -------------   -------------   -------------    -------------   -------------
Change in net assets from series share
  transactions ...............................   $  (8,856,099)  $       1,986   $ (91,490,009)   $    (592,803)  $  (4,319,464)
                                                 -------------   -------------   -------------    -------------   -------------
    Total change in net assets ...............   $   1,998,011   $  22,785,119   $ (60,016,795)   $  (1,037,910)  $  37,155,057

Net assets --
  At beginning of period .....................      90,700,117     140,436,036     485,096,231       26,023,749     308,137,842
                                                 -------------   -------------   -------------    -------------   -------------
  At end of period ...........................   $  92,698,128   $ 163,221,155   $ 425,079,436    $  24,985,839   $ 345,292,899
                                                 =============   =============   =============    =============   =============
Undistributed net investment income included
  in net assets at end of period .............   $     418,206   $   1,928,293   $   1,305,004    $     119,989   $        --
                                                 =============   =============   =============    =============   =============

                                                              RESEARCH      STRATEGIC
                                                            INTERNATIONAL     VALUE        TECHNOLOGY        VALUE
                                                               SERIES         SERIES         SERIES          SERIES
                                                            ------------   ------------   ------------    ------------
Change in net assets:

From operations --
    Net investment income (loss) ........................   $  2,439,036   $    130,428   $   (127,519)   $  6,900,070
    Net realized gain (loss) on investments and foreign
      currency transactions .............................     33,889,501        773,612      5,581,304      25,849,450
    Net unrealized gain (loss) on investments and foreign
      currency translation ..............................     18,896,075        312,085     (1,243,876)     52,348,771
                                                            ------------   ------------   ------------    ------------
      Change in net assets from operations ..............   $ 55,224,612   $  1,216,125   $  4,209,909    $ 85,098,291
                                                            ------------   ------------   ------------    ------------

Distributions declared to shareholders --
  From net investment income
    Initial Class .......................................   $ (1,271,028)  $        (73)  $       --      $ (4,852,928)
    Service Class .......................................     (1,111,844)       (52,423)          --        (1,683,628)
  From net realized gain on investments and foreign
    currency transactions
    Initial Class .......................................     (6,698,659)          (743)          --       (11,895,426)
    Service Class .......................................     (6,785,735)      (808,934)          --        (4,878,814)
                                                            ============   ============   ========        ============
Total distributions declared to shareholders ............   $(15,867,266)  $   (862,173)  $       --      $(23,310,796)
                                                            ------------   ------------   ------------    ------------
Change in net assets from series
share transactions ......................................   $ 50,317,686   $ (1,914,183)  $ (4,601,314)   $(44,120,463)
                                                            ------------   ------------   ------------    ------------
    Total change in net assets ..........................   $ 89,675,032   $ (1,560,231)  $   (391,405)   $ 17,667,032
Net assets --
  At beginning of period ................................    185,827,401     10,660,321     22,352,699     446,760,992
                                                            ------------   ------------   ------------    ------------
  At end of period ......................................   $275,502,433   $  9,100,090   $ 21,961,294    $464,428,024
                                                            ============   ============   ============    ============
Undistributed net investment income included in net
  assets at end of period ...............................   $  2,361,514   $    129,317   $       --      $  6,910,454
                                                            ============   ============   ============    ============

                                     See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                CORE EQUITY SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
INITIAL CLASS SHARES
Net asset value, beginning of period ....    $  17.13       $  15.15       $  14.32        $  12.58      $   9.92       $  12.70
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (d) .............    $   0.06       $   0.08       $   0.09        $   0.09      $   0.08       $   0.08
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.55           1.99           0.84            1.74          2.67          (2.78)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   1.61       $   2.07       $   0.93        $   1.83      $   2.75       $  (2.70)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.09)      $  (0.09)      $  (0.10)       $  (0.09)     $  (0.09)      $  (0.08)
  From net realized gain on investments
    and foreign currency transactions ...       (2.04)          --             --              --            --             --
                                             --------       --------       --------        --------      --------       --------
      Total distributions declared to
        shareholders ....................    $  (2.13)      $  (0.09)      $  (0.10)       $  (0.09)     $  (0.09)      $  (0.08)
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  16.61       $  17.13       $  15.15        $  14.32      $  12.58       $   9.92
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(r)(s) ..............        9.31(n)       13.74           6.56           14.63(b)      27.86         (21.40)

Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)         0.89(a)        0.91           0.90            0.88          0.90           0.86
  Expenses after expense reductions (f) .        0.89(a)        0.91            N/A             N/A           N/A            N/A
  Net investment income .................        0.79(a)        0.53           0.64            0.70          0.78           0.67
Portfolio turnover (%) ..................         186            122             92              97           147             96
Net assets at end of period (000 Omitted)    $248,350       $ 80,024       $ 80,710        $ 83,219      $ 80,059       $ 64,126

                                                                                CORE EQUITY SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
SERVICE CLASS SHARES

Net asset value, beginning of period ....    $  17.05       $  15.09       $  14.25        $  12.53      $   9.89       $  12.69
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (d) .............    $   0.04       $   0.04       $   0.06        $   0.06      $   0.06       $   0.05
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.53           1.98           0.84            1.72          2.65          (2.78)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   1.57       $   2.02       $   0.90        $   1.78      $   2.71       $  (2.73)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.05)      $  (0.06)      $  (0.06)       $  (0.06)     $  (0.07)      $  (0.07)
  From net realized gain on investments
    and foreign currency transactions ...       (2.04)          --             --              --            --             --
                                             --------       --------       --------        --------      --------       --------
      Total distributions declared to
        shareholders ....................    $  (2.09)      $  (0.06)      $  (0.06)       $  (0.06)     $  (0.07)      $  (0.07)
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  16.53       $  17.05       $  15.09        $  14.25      $  12.53       $   9.89
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(r)(s) ..............        9.13(n)       13.44           6.39           14.29(b)      27.49         (21.59)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)         1.14(a)        1.16           1.15            1.13          1.15           1.11
  Expenses after expense reductions (f) .        1.14(a)        1.16            N/A             N/A           N/A            N/A
  Net investment income .................        0.55(a)        0.29           0.39            0.45          0.53           0.49
Portfolio turnover (%) ..................         186            122             92              97           147             96
Net assets at end of period (000 Omitted)    $ 33,467       $ 12,675       $  9,990        $  9,916      $  8,920       $  6,428

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                 INTERNATIONAL GROWTH SERIES
                                          -----------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ----------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------

INITIAL CLASS SHARES
Net asset value, beginning of period ....    $  17.93       $  15.42       $  13.55        $  11.46      $   8.33       $   9.50
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (d) .............    $   0.19       $   0.23       $   0.12        $   0.13      $   0.06       $   0.06
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.91           3.70           1.88            2.03          3.14          (1.18)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   2.10       $   3.93       $   2.00        $   2.16      $   3.20       $  (1.12)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.27)      $  (0.11)      $  (0.13)       $  (0.07)     $  (0.07)      $  (0.05)
  From net realized gain on investments
    and foreign currency transactions ...       (2.81)         (1.31)          --              --            --             --
                                             --------       --------       --------        --------      --------       --------
      Total distributions declared to
        shareholders ....................    $  (3.08)      $  (1.42)      $  (0.13)       $  (0.07)     $  (0.07)      $  (0.05)
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  16.95       $  17.93       $  15.42        $  13.55      $  11.46       $   8.33
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(s) .................       12.09(n)       26.04          14.91           18.94         38.67         (11.88)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..........................        1.11(a)        1.12           1.14            1.11          1.24           1.23
  Net investment income .................        2.10(a)        1.40           0.85            1.09          0.67           0.70
Portfolio turnover (%) ..................          30             86             80              93            89            119
Net assets at end of period (000 Omitted)    $148,936       $140,242       $121,147        $120,913      $108,114       $ 88,537

                                                                         INTERNATIONAL GROWTH SERIES
                                          -----------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ----------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
SERVICE CLASS SHARES
Net asset value, beginning of period ....    $  17.85       $  15.36       $  13.50        $  11.43      $   8.31       $   9.49
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (d) .............    $   0.16       $   0.19       $   0.08        $   0.10      $   0.04       $   0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.89           3.69           1.88            2.01          3.13          (1.17)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   2.05       $   3.88       $   1.96        $   2.11      $   3.17       $  (1.13)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.22)      $  (0.08)      $  (0.10)       $  (0.04)     $  (0.05)      $  (0.05)
  From net realized gain on investments
    and foreign currency transactions ...       (2.81)         (1.31)          --              --            --             --
                                             --------       --------       --------        --------      --------       --------
      Total distributions declared to
        shareholders ....................    $  (3.03)      $  (1.39)      $  (0.10)       $  (0.04)     $  (0.05)      $  (0.05)
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  16.87       $  17.85       $  15.36        $  13.50      $  11.43       $   8.31
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(s) .................       11.89(n)       25.75          14.62           18.58         38.35         (12.01)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..........................        1.36(a)        1.37           1.39            1.36          1.49           1.48
  Net investment income .................        1.84(a)        1.15           0.59            0.86          0.39           0.46
Portfolio turnover (%) ..................          30             86             80              93            89            119
Net assets at end of period (000 Omitted)    $ 24,517       $ 22,979       $ 19,289        $ 18,282      $ 15,171       $ 10,449

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                  MASSACHUSETTS INVESTORS GROWTH STOCK SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
INITIAL CLASS SHARES
Net asset value, beginning of period ....    $  10.52       $   9.78       $   9.42        $   8.60      $   6.97       $   9.70
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (loss) (d) ......    $   0.04       $   0.03       $   0.01        $   0.04      $   0.01       $  (0.00)(w)
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        0.74           0.72           0.40            0.79          1.62          (2.72)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   0.78       $   0.75       $   0.41        $   0.83      $   1.63       $  (2.72)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.04)      $  (0.01)      $  (0.05)       $  (0.01)     $   --         $  (0.01)
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  11.26       $  10.52       $   9.78        $   9.42      $   8.60       $   6.97
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(r)(s) ..............        7.43(n)        7.67           4.37            9.61(b)      23.39         (28.05)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)         0.84(a)        0.82           0.85            0.83          0.83           0.82
  Expenses after expense reductions (f) .        0.83(a)         N/A            N/A             N/A           N/A            N/A
  Net investment income (loss) ..........        0.68(a)        0.34           0.12            0.47          0.09          (0.01)
Portfolio turnover (%) ..................          35             72            136             139           265            207
Net assets at end of period (000 Omitted)    $344,985       $336,383       $395,782        $468,181      $504,123       $448,235

                                                               MASSACHUSETTS INVESTORS GROWTH STOCK SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
SERVICE CLASS SHARES
Net asset value, beginning of period ....    $  10.43       $   9.71       $   9.35        $   8.55      $   6.96       $   9.70
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (loss) (d) ......    $   0.02       $   0.01       $  (0.01)       $   0.02      $  (0.01)      $  (0.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        0.74           0.71           0.40            0.78          1.60          (2.71)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   0.76       $   0.72       $   0.39        $   0.80      $   1.59       $  (2.73)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.01)      $   --         $  (0.03)       $   --        $   --         $  (0.01)
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  11.18       $  10.43       $   9.71        $   9.35      $   8.55       $   6.96
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(r)(s) ..............        7.33(n)        7.42           4.15            9.36(b)      22.84         (28.17)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)         1.09(a)        1.07           1.10            1.08          1.08           1.07
  Expenses after expense reductions (f) .        1.08(a)         N/A            N/A             N/A           N/A            N/A
  Net investment income (loss) ..........        0.42(a)        0.09          (0.13)           0.25         (0.16)         (0.21)
Portfolio turnover (%) ..................          35             72            136             139           265            207
Net assets at end of period (000 Omitted)    $129,650       $ 88,696       $ 89,314        $ 87,243      $ 73,697       $ 37,109

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial
    Class and Service Class total returns for the year ended December 31, 2004 would have been lower by 0.13%.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                            MID CAP VALUE SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
INITIAL CLASS SHARES
Net asset value, beginning of period ....    $  11.54       $  11.73       $  12.46        $  10.46      $   7.92       $  10.00
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (d) .............    $   0.08       $   0.09       $   0.04        $   0.01      $   0.02       $   0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.09           1.16           0.70            2.25          2.53          (2.12)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   1.17       $   1.25       $   0.74        $   2.26      $   2.55       $  (2.08)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.09)      $   --         $   --          $  (0.01)     $  (0.01)      $   --
  From net realized gain on investments
    and foreign currency transactions ...       (0.46)         (1.44)         (1.47)          (0.25)         --             --
                                             --------       --------       --------        --------      --------       --------
      Total distributions declared to
        shareholders ....................    $  (0.55)      $  (1.44)      $  (1.47)       $  (0.26)     $  (0.01)      $   --
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  12.16       $  11.54       $  11.73        $  12.46      $  10.46       $   7.92
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(r)(s) ..............       10.08(n)       11.30           7.63           22.10         32.24         (20.80)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)         1.08(a)        1.10           1.11            1.10          1.81           8.05(a)
  Expenses after expense reductions (f) .        1.00(a)        1.00           1.00            1.00          0.99           1.02(a)
  Net investment income .................        1.38(a)        0.81           0.31            0.10          0.26           0.54(a)
Portfolio turnover (%) ..................          34            110            142             147           109             82
Net assets at end of period (000 Omitted)    $     38       $     34       $     31        $     29      $     24       $     18

                                                                           MID CAP VALUE SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
SERVICE CLASS SHARES
Net asset value, beginning of period ....    $  11.43       $  11.66       $  12.42        $  10.44      $   7.93       $  10.00
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (loss) (d) ......    $   0.07       $   0.06       $   0.01        $  (0.02)     $   0.00(w)    $   0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.08           1.15           0.70            2.25          2.52          (2.11)
                                             --------       --------       --------        --------      --------       --------
      Total from investment .............    $   1.15       $   1.21       $   0.71        $   2.23      $   2.52       $  (2.07)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.06)      $   --         $   --          $  (0.00)(w)  $  (0.01)      $   --
  From net realized gain on investments
    and foreign currency transactions ...       (0.46)         (1.44)         (1.47)          (0.25)         --             --
                                             --------       --------       --------        --------      --------       --------
      Total distributions declared to
        shareholders ....................    $  (0.52)      $  (1.44)      $  (1.47)       $  (0.25)     $  (0.01)      $   --
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  12.06       $  11.43       $  11.66        $  12.42      $  10.44       $   7.93
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(r)(s) ..............       10.00(n)       11.01           7.40           21.75         31.90         (20.70)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)         1.33(a)        1.34           1.36            1.35          2.07           8.30(a)
  Expenses after expense reductions (f) .        1.25(a)        1.25           1.25            1.25          1.25           1.27(a)
  Net investment income (loss) ..........        1.14(a)        0.55           0.06           (0.15)         0.04           0.53(a)
Portfolio turnover (%) ..................          34            110            142             147           109             82
Net assets at end of period (000 Omitted)    $ 25,500       $ 24,951       $ 25,993        $ 24,479      $ 15,954       $    707

(a) Annualized.
(c) For the period from the commencement of the series' investment operations, May 1, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                           NEW DISCOVERY SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
INITIAL CLASS SHARES
Net asset value, beginning of period ....    $  16.24       $  14.35       $  13.64        $  12.69      $   9.38       $  14.10
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment loss (d) ...............    $  (0.04)      $  (0.09)      $  (0.07)       $  (0.08)     $  (0.06)      $  (0.07)
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.56           1.98           0.78            1.03          3.37          (4.65)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   1.52       $   1.89       $   0.71        $   0.95      $   3.31       $  (4.72)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net realized gain on investments
    and foreign currency transactions ...    $  (0.44)      $   --         $   --          $   --        $   --         $   --
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  17.32       $  16.24       $  14.35        $  13.64      $  12.69       $   9.38
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(r)(s) ..............        9.38(n)       13.17           5.21            7.49(b)      35.29         (33.43)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)         1.00(a)        1.00           1.00            0.99          1.00           0.98
  Expenses after expense reductions (f) .        0.95(a)        0.98            N/A             N/A           N/A            N/A
  Net investment loss ...................       (0.48)(a)      (0.60)         (0.56)          (0.65)        (0.59)         (0.59)
Portfolio turnover (%) ..................          46            107            127             139           100             97
Net assets at end of period (000 Omitted)    $159,223       $163,825       $176,958        $209,503      $220,278       $177,028

                                                                          NEW DISCOVERY SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
SERVICE CLASS SHARES
Net asset value, beginning of period ....    $  16.02       $  14.19       $  13.52        $  12.61      $   9.34       $  14.08
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment loss (d) ...............    $  (0.06)      $  (0.13)      $  (0.11)       $  (0.11)     $  (0.09)      $  (0.08)
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.54           1.96           0.78            1.02          3.36          (4.66)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   1.48       $   1.83       $   0.67        $   0.91      $   3.27       $  (4.74)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net realized gain on investments
    and foreign currency transactions ...    $  (0.44)      $   --         $   --          $   --        $   --         $   --
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  17.06       $  16.02       $  14.19        $  13.52      $  12.61       $   9.34
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(r)(s) ..............        9.26(n)       12.90           4.96            7.22(b)      35.01         (33.66)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)         1.25(a)        1.26           1.26            1.24          1.24           1.23
  Expenses after expense reductions (f) .        1.20(a)        1.23            N/A             N/A           N/A            N/A
  Net investment loss ...................       (0.73)(a)      (0.84)         (0.81)          (0.89)        (0.84)         (0.78)
Portfolio turnover (%) ..................          46            107            127             139           100             97
Net assets at end of period (000 Omitted)    $200,704       $181,468       $131,180        $104,256      $ 71,049       $ 34,691

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                        RESEARCH INTERNATIONAL SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
INITIAL CLASS SHARES
Net asset value, beginning of period ....    $  19.94       $  16.74       $  14.48        $  12.01      $   9.03       $  10.22
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (d) .............    $   0.27       $   0.22       $   0.17        $   0.14      $   0.08       $   0.06
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.75           4.30           2.21            2.39          2.96          (1.23)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   2.02       $   4.52       $   2.38        $   2.53      $   3.04       $  (1.17)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.23)      $  (0.21)      $  (0.12)       $  (0.06)     $  (0.06)      $  (0.02)
  From net realized gain on investments
    and foreign currency transactions ...       (2.30)         (1.11)          --              --            --             --
                                             --------       --------       --------        --------      --------       --------
      Total distributions declared to
        shareholders ....................    $  (2.53)      $  (1.32)      $  (0.12)       $  (0.06)     $  (0.06)      $  (0.02)
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  19.43       $  19.94       $  16.74        $  14.48      $  12.01       $   9.03
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(s) .................       10.37(n)       27.47          16.56           21.20         33.86         (11.44)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..........................        1.09(a)        1.13           1.12            1.10          1.30           1.26
  Net investment income .................        2.67(a)        1.23           1.11            1.11          0.83           0.61
Portfolio turnover (%) ..................          32             80             83             102            97            136
Net assets at end of period (000 Omitted)    $122,308       $119,534       $ 95,752        $ 86,526      $ 74,262       $ 62,555

                                                                        RESEARCH INTERNATIONAL SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
SERVICE CLASS SHARES
Net asset value, beginning of period ....    $  19.77       $  16.61       $  14.39        $  11.95      $   9.00       $  10.21
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (d) .............    $   0.25       $   0.16       $   0.12        $   0.10      $   0.03       $   0.03
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.72           4.29           2.19            2.39          2.96          (1.22)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   1.97       $   4.45       $   2.31        $   2.49      $   2.99       $  (1.19)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.20)      $  (0.18)      $  (0.09)       $  (0.05)     $  (0.04)      $  (0.02)
  From net realized gain on investments
    and foreign currency transactions ...       (2.30)         (1.11)          --              --            --             --
                                             --------       --------       --------        --------      --------       --------
      Total distributions declared to
        shareholders ....................    $  (2.50)      $  (1.29)      $  (0.09)       $  (0.05)     $  (0.04)      $  (0.02)
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  19.24       $  19.77       $  16.61        $  14.39      $  11.95       $   9.00
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(s) .................       10.17(n)       27.25          16.19           20.96         33.40         (11.66)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..........................        1.34(a)        1.38           1.37            1.36          1.57           1.51
  Net investment income .................        2.51(a)        0.89           0.78            0.78          0.33           0.35
Portfolio turnover (%) ..................          32             80             83             102            97            136
Net assets at end of period (000 Omitted)    $190,024       $155,969       $ 90,076        $ 61,087      $ 27,282       $  5,783

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.


MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                       STRATEGIC VALUE SERIES
                                           -----------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
INITIAL CLASS SHARES
Net asset value, beginning of period ....    $  10.66       $  10.23       $  11.57        $  10.05      $   7.90       $  10.00
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (d) .............    $   0.04       $   0.17       $   0.08        $   0.11      $   0.07       $   0.07
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.13           1.19          (0.18)           1.63          2.09          (2.17)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   1.17       $   1.36       $  (0.10)       $   1.74      $   2.16       $  (2.10)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.20)      $  (0.08)      $  (0.11)       $  (0.04)     $  (0.01)      $   --
  From net realized gain on investments
    and foreign currency transactions ...       (0.77)         (0.85)         (1.13)          (0.18)         --             --
                                             --------       --------       --------        --------      --------       --------
      Total distributions declared to
        shareholders ....................    $  (0.97)      $  (0.93)      $  (1.24)       $  (0.22)     $  (0.01)      $   --
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  10.86       $  10.66       $  10.23        $  11.57      $  10.05       $   7.90
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(r)(s) ..............       11.07(n)       14.16          (0.39)          18.05         27.44         (21.00)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)         1.65(a)        1.71           1.44            1.29          1.59           6.20(a)
  Expenses after expense reductions (f) .        0.98(a)        0.99           1.00            0.99          1.00           1.01(a)
  Net investment income .................        0.75(a)        1.69           0.74            1.05          0.80           0.89(a)
Portfolio turnover (%) ..................          33             56             60              70            38             53
Net assets at end of period (000 Omitted)    $     11       $     10       $      9        $      9      $      8       $      6

                                                                       STRATEGIC VALUE SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
SERVICE CLASS SHARES
Net asset value, beginning of period ....    $  10.60       $  10.17       $  11.52        $  10.02      $   7.90       $  10.00
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (d) .............    $   0.03       $   0.14       $   0.05        $   0.09      $   0.05       $   0.06
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.12           1.20          (0.19)           1.61          2.08          (2.16)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   1.15       $   1.34       $  (0.14)       $   1.70      $   2.13       $  (2.10)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.17)      $  (0.06)      $  (0.08)       $  (0.02)     $  (0.01)      $   --
  From net realized gain on investments
    and foreign currency transactions ...       (0.77)         (0.85)         (1.13)          (0.18)         --             --
                                             --------       --------       --------        --------      --------       --------
      Total distributions declared to
        shareholders ....................    $  (0.94)      $  (0.91)      $  (1.21)       $  (0.20)     $  (0.01)      $   --
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  10.81       $  10.60       $  10.17        $  11.52      $  10.02       $   7.90
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(r)(s) ..............       10.92(n)       13.92          (0.72)          17.77         27.01         (21.00)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)         1.92(a)        1.94           1.69            1.55          1.84           6.45(a)
  Expenses after expense reductions (f) .        1.23(a)        1.24           1.25            1.25          1.25           1.26(a)
  Net investment income .................        0.51(a)        1.37           0.48            0.82          0.56           0.81(a)
Portfolio turnover (%) ..................          33             56             60              70            38             53
Net assets at end of period (000 Omitted)    $  9,016       $  9,090       $ 10,651        $ 11,597      $  8,199       $  1,072

(a) Annualized.
(c) For the period from the commencement of the series investment operations, May 1, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                          TECHNOLOGY SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
INITIAL CLASS SHARES
Net asset value, beginning of period ....    $   5.44       $   4.46       $   4.20        $   4.10      $   2.82       $   5.22
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (loss) (d) ......    $  (0.00)(w)   $  (0.03)      $  (0.03)       $  (0.01)     $  (0.02)      $  (0.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        0.57           1.01           0.29            0.11          1.30          (2.38)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   0.57       $   0.98       $   0.26        $   0.10      $   1.28       $  (2.40)
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $   6.01       $   5.44       $   4.46        $   4.20      $   4.10       $   2.82
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(r)(s) ..............       10.48(n)       21.97           6.19            2.44(b)      45.39         (45.98)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)         1.21(a)        1.34           1.18            1.11          1.09           0.91
  Expenses after expense reductions (f) .        1.00(a)        1.00           1.00            1.01          1.06            N/A
  Net investment loss ...................       (0.15)(a)      (0.55)         (0.66)          (0.21)        (0.65)         (0.61)
Portfolio turnover (%) ..................         122            234            196             110           191            210
Net assets at end of period (000 Omitted)    $ 18,577       $ 18,813       $ 18,978        $ 23,069      $ 28,376       $ 14,020

                                                                          TECHNOLOGY SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
SERVICE CLASS SHARES
Net asset value, beginning of period ....    $   5.35       $   4.40       $   4.15        $   4.07      $   2.80       $   5.22
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment loss (d) ...............    $  (0.01)      $  (0.04)      $  (0.04)       $  (0.02)     $  (0.03)      $  (0.03)
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        0.57           0.99           0.29            0.10          1.30          (2.39)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   0.56       $   0.95       $   0.25        $   0.08      $   1.27       $  (2.42)
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $   5.91       $   5.35       $   4.40        $   4.15      $   4.07       $   2.80
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(r)(s) ..............       10.47(n)       21.59           6.02            1.97(b)      45.36         (46.36)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)         1.46(a)        1.59           1.43            1.36          1.33           1.16
  Expenses after expense reductions (f) .        1.25(a)        1.25           1.25            1.26          1.30            N/A
  Net investment loss ...................       (0.40)(a)      (0.80)         (0.92)          (0.45)        (0.91)         (0.85)
Portfolio turnover (%) ..................         122            234            196             110           191            210
Net assets at end of period (000 Omitted)    $  3,064       $  3,148       $  3,375        $  3,636      $  4,094       $  1,509

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                               VALUE SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
INITIAL CLASS SHARES
Net asset value, beginning of period ....    $  18.70       $  16.30       $  15.51        $  13.61      $  11.05       $  12.88
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (d) .............    $   0.14       $   0.28       $   0.24        $   0.21      $   0.19       $   0.19
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.40           3.04           0.77            1.87          2.56          (1.93)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   1.54       $   3.32       $   1.01        $   2.08      $   2.75       $  (1.74)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.30)      $  (0.27)      $  (0.22)       $  (0.18)     $  (0.19)      $  (0.09)
  From net realized gain on investments
    and foreign currency transactions ...       (1.11)         (0.65)          --              --            --             --
                                             --------       --------       --------        --------      --------       --------
      Total distributions declared to
        shareholders ....................    $  (1.41)      $  (0.92)      $  (0.22)       $  (0.18)     $  (0.19)      $  (0.09)
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  18.83       $  18.70       $  16.30        $  15.51      $  13.61       $  11.05
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(s) .................        8.21(n)       20.96           6.60           15.52(b)      25.31         (13.58)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..........................        0.85(a)        0.86           0.85            0.83          0.84           0.83
  Net investment income .................        1.44(a)        1.62           1.51            1.53          1.65           1.57
Portfolio turnover (%) ..................          12             26             22              36            57             51
Net assets at end of period (000 Omitted)    $316,186       $323,094       $319,952        $339,705      $310,818       $266,892

                                                                               VALUE SERIES
                                          -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2007     ------------------------------------------------------------------
                                            (UNAUDITED)        2006           2005           2004           2003          2002
                                           -------------     --------       --------       --------      --------       --------
SERVICE CLASS SHARES
Net asset value, beginning of period ....    $  18.59       $  16.21       $  15.43        $  13.56      $  11.01       $  12.86
                                             --------       --------       --------        --------      --------       --------
Income (loss) from investment operations
  Net investment income (d) .............    $   0.11       $   0.23       $   0.20        $   0.18      $   0.16       $   0.17
  Net realized and unrealized gain (loss)
    on investments and foreign currency .        1.40           3.02           0.77            1.85          2.56          (1.93)
                                             --------       --------       --------        --------      --------       --------
      Total from investment operations ..    $   1.51       $   3.25       $   0.97        $   2.03      $   2.72       $  (1.76)
                                             --------       --------       --------        --------      --------       --------
Less distributions declared to shareholders
  From net investment income ............    $  (0.26)      $  (0.22)      $  (0.19)       $  (0.16)     $  (0.17)      $  (0.09)
  From net realized gain on investments
    and foreign currency transactions ...       (1.11)         (0.65)          --              --            --             --
                                             --------       --------       --------        --------      --------       --------
      Total distributions declared to
        shareholders ....................    $  (1.37)      $  (0.87)      $  (0.19)       $  (0.16)     $  (0.17)      $  (0.09)
                                             --------       --------       --------        --------      --------       --------
Net asset value, end of period ..........    $  18.73       $  18.59       $  16.21        $  15.43      $  13.56       $  11.01
                                             ========       ========       ========        ========      ========       ========
Total return (%) (k)(s) .................        8.08(n)       20.66           6.34           15.18(b)      25.09         (13.77)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..........................        1.10(a)        1.11           1.10            1.08          1.09           1.08
  Net investment income .................        1.19(a)        1.37           1.27            1.28          1.39           1.41
Portfolio turnover (%) ..................          12             26             22              36            57             51
Net assets at end of period (000 Omitted)    $147,127       $141,334       $126,809        $119,496      $ 83,780       $ 46,646

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) BUSINESS AND ORGANIZATION

The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-six separate series (the series) of shares: Blended Research Core Equity Series (formerly Massachusetts Investors Trust Series), Bond Series, Capital Appreciation Series, Core Equity Series*, Emerging Growth Series, Emerging Market Equity Series, Global Governments Series, Global Growth Series, Global Total Return Series, Government Securities Series, High Yield Series, International Growth Series*, International Value Series, Massachusetts Investors Growth Stock Series*, Mid Cap Growth Series, Mid Cap Value Series*, Money Market Series, New Discovery Series*, Research Series, Research International Series*, Strategic Income Series, Strategic Value Series*, Technology Series*, Total Return Series, Utilities Series, and Value Series*. The shares of each series are sold only to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each series financial statements.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk - Each series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include written options.

Written Options - Each series may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the series realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the series. Each series, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received.

Written Option Transactions -
Technology Series

                                                       NUMBER OF       PREMIUMS
                                                       CONTRACTS       RECEIVED
-------------------------------------------------------------------------------
Outstanding, beginning of period ..................        --          $  --
Options written ...................................        24           18,647
-------------------------------------------------------------------------------
Outstanding, end of period ........................        24          $18,647

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of each series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2007, the following series had loans collateralized by cash and U.S. Treasury obligations:

                                                                        U.S.
                                         VALUE OF                     TREASURY
                                     SECURITIES LOANED    CASH       OBLIGATIONS
--------------------------------------------------------------------------------
Core Equity Series .................    $16,574,218    $16,933,998      $80,682
Massachusetts Investors Growth
  Stock Series .....................     24,150,285     20,502,385    4,373,560
Technology Series ..................      4,936,721      4,698,317      394,600

Indemnifications - Under each series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, each series enters into agreements with service providers that may contain indemnification clauses. Each series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when each series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly - Certain series' custody fees are reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions - Each series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, real estate investment trusts, passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                                   MASSACHUSETTS
                                                                                     INVESTORS
                                                  CORE EQUITY     INTERNATIONAL    GROWTH STOCK        MID CAP       NEW DISCOVERY
                                                    SERIES        GROWTH SERIES       SERIES        VALUE SERIES        SERIES
                                                  -------------  ---------------  ---------------  ---------------  ---------------
                                                    12/31/06         12/31/06         12/31/06         12/31/06         12/31/06
                                                  -------------  ---------------  ---------------  ---------------  ---------------
Ordinary income (including any short-term
  capital gains) ...............................  $   523,238     $    957,105     $    344,988     $  1,728,975     $    --
Long-term capital gain .........................      --            11,592,743          --             1,357,125          --
                                                  -------------   ------------     ------------     ------------     --------
Total distributions ............................  $   523,238     $ 12,549,848     $    344,988     $  3,086,100     $    --
                                                  ===========     ============     ============     ============     ========

                                                   RESEARCH
                                                 INTERNATIONAL      STRATEGIC       TECHNOLOGY
                                                    SERIES        VALUE SERIES        SERIES        VALUE SERIES
                                                 --------------  ---------------  ---------------  -------------
                                                   12/31/06         12/31/06         12/31/06         12/31/06
                                                 --------------  ---------------  ---------------  -------------
Ordinary income (including any short-term
  capital gains) ...............................  $ 4,590,713     $    326,612     $    --          $  6,536,556
Long-term capital gain .........................   11,276,553          535,561          --            16,774,240
                                                  -----------     ------------     ------------     ------------
Total distributions ............................  $15,867,266     $    862,173     $    --          $ 23,310,796
                                                  ===========     ============                      ============

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                                 MASSACHUSETTS
                                                 CORE           INTERNATIONAL      INVESTORS         MID CAP            NEW
                                                EQUITY              GROWTH        GROWTH STOCK        VALUE          DISCOVERY
AS OF 6/30/07                                   SERIES              SERIES           SERIES           SERIES           SERIES
---------------------------------------------------------------------------------------------------------------------------------
Cost of investments ......................    $276,388,169      $163,218,617      $458,613,341      $21,987,515      $405,796,364
                                              ------------      ------------      ------------      -----------      ------------
Gross appreciation .......................    $ 20,297,389      $ 41,680,499      $ 43,232,765      $ 3,954,680      $ 52,854,905
Gross depreciation .......................      (2,092,553)       (1,415,895)       (7,056,612)        (549,278)      (16,017,299)
                                              ------------      ------------      ------------      -----------      ------------
Net unrealized appreciation (depreciation)    $ 18,204,836      $ 40,264,604      $ 36,176,153      $ 3,405,402      $ 36,837,606
                                              ============      ============      ============      ===========      ============

AS OF 12/31/06
Undistributed ordinary income ............    $  2,796,732      $ 10,093,843      $  1,305,004      $   488,419      $         --
Undistributed long-term capital gain .....       8,299,752        17,197,444                --          590,943         9,318,265
Capital loss carryforwards ...............              --                --      (385,131,761)              --                --
Other temporary differences ..............          (1,213)          (56,691)              231               --           (16,878)
Net unrealized appreciation (depreciation)       8,590,029        35,494,102        20,732,046        3,018,671        23,679,054

                                                                 RESEARCH         STRATEGIC
                                                               INTERNATIONAL        VALUE           TECHNOLOGY         VALUE
AS OF 6/30/07                                                     SERIES            SERIES             SERIES          SERIES
---------------------------------------------------------------------------------------------------------------------------------
Cost of investments .....................................       $322,214,338      $7,671,230        $ 25,436,106     $339,063,698
                                                                ------------      ----------        ------------     ------------
Gross appreciation ......................................       $ 57,593,364      $1,492,538        $  1,342,541     $135,467,450
Gross depreciation ......................................         (4,766,546)       (137,059)           (794,027)      (1,941,732)
                                                                ------------      ----------        ------------     ------------
Net unrealized appreciation (depreciation) ..............       $ 52,826,818      $1,355,479        $    548,514     $133,525,718
                                                                ============      ==========        ============     ============

AS OF 12/31/06
Undistributed ordinary income ...........................       $ 16,497,893      $  229,997        $         --     $  7,801,744
Undistributed long-term capital gain ....................         19,568,303         499,977                  --       25,411,567
Capital loss carryforwards ..............................                 --              --         (31,304,178)              --
Other temporary differences .............................            (29,669)             --              (6,962)           1,771
Net unrealized appreciation (depreciation) ..............         46,314,986         853,866             768,765      124,220,938

The aggregate cost above includes prior fiscal year end tax adjustments.

As of June 30, 2007, the following series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                               MASSACHUSETTS
                                                 INVESTORS
                                                   GROWTH           TECHNOLOGY
EXPIRATION DATE                                 STOCK SERIES        SERIES (a)
------------------------------------------------------------------------------
12/31/08 ....................................  $     --           $ (1,186,301)
12/31/09 ....................................   (209,623,812)      (13,615,807)
12/31/10 ....................................   (175,507,949)      (16,502,070)
------------------------------------------------------------------------------
Total .......................................  $(385,131,761)     $(31,304,178)

(a) The availability of a portion of the capital loss carryforwards, which were acquired on September 5, 2003 in connection with the Global
    Telecommunications Series merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each series. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Core Equity Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue through August 31, 2007, unless changed or rescinded by the series' Board of Trustees. For the period ended June 30, 2007, the series' average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

International Growth Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets, and 0.70% of average daily net assets in excess of $2 billion.

Massachusetts Investors Growth Stock Series: The management fee is 0.75% of average daily net assets. Until June 21, 2007, the investment adviser had agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. Effective June 22, 2007, the investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

Mid Cap Value Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion.

New Discovery Series: The management fee is 0.90% of the first $1 billion of average daily net assets and 0.80% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue through August 31, 2007 unless changed or rescinded by the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

Research International Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets, and 0.70% of average daily net assets in excess of $2 billion.

Strategic Value Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion.

Technology Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion.

Value Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion.

The investment adviser has agreed in writing to pay a portion of certain series' operating expenses, exclusive of certain other fees and expenses, such that the total annual operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. The management fees and expense limitations incurred for the period ended June 30, 2007 were equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                     INITIAL        SERVICE
                                       EFFECTIVE      CLASS          CLASS
                                       MANAGEMENT    EXPENSE        EXPENSE
                                          FEES      LIMITATION     LIMITATION
-----------------------------------------------------------------------------
Core Equity Series ................      0.75%        0.85%(b)(c)    1.10%(b)(c)
International Growth Series .......      0.90%         N/A            N/A
Massachusetts Investors Growth
  Stock Series ....................      0.75%        0.82%(c)       1.07%(c)
Mid Cap Value Series ..............      0.75%        1.00%(a)       1.25%(a)
New Discovery Series ..............      0.90%        0.95%(a)       1.20%(a)
Research International Series .....      0.90%         N/A            N/A
Strategic Value Series ............      0.75%        0.98%(a)       1.23%(a)
Technology Series .................      0.75%        1.00%(a)       1.25%(a)
Value Series ......................      0.75%        0.90%(a)       1.15%(a)

(a) This written agreement will continue through August 31, 2007 unless changed or rescinded by the series' Board of Trustees.

(b) At the commencement of the period and until June 21, 2007, the investment adviser had agreed in writing to pay a portion of the Core Equity Series' operating expenses, exclusive of certain other fees and expenses, such that total annual series operating expenses did not exceed 0.95% and 1.20% annually of the series' average daily net assets with respect to the Initial Class and Service Class, respectively.

(c) This written agreement commenced on June 22, 2007 and will continue through June 30, 2010 unless changed or rescinded by the series' Board of Trustees.

For the period ended June 30, 2007, these reductions amounted to the following for each series and is reflected as a reduction of total expenses in the Statements of Operations:

                                                                       EXPENSE
                                                                      REDUCTION
-------------------------------------------------------------------------------
Core Equity Series ...............................................     $ 1,568
Massachusetts Investors Growth Stock Series ......................       2,335
Mid Cap Value Series .............................................       9,734
New Discovery Series .............................................      85,566
Strategic Value Series ...........................................      31,185
Technology Series ................................................      22,556

For the period ended June 30, 2007, actual operating expenses for Value Series did not exceed the limit and therefore, the investment adviser did not pay any portion of this series' expenses.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each series. Under an administrative services agreement, each series partially reimburses MFS the costs incurred to provide these services. Each series' is charged an annual fixed amount of $10,000 plus a fee based on calendar year average net assets.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                                   PERCENT OF
                                                                  AVERAGE DAILY
                                                                   NET ASSETS
-------------------------------------------------------------------------------
Core Equity Series .............................................     0.0285%
International Growth Series ....................................     0.0285%
Massachusetts Investors Growth Stock Series ....................     0.0281%
Mid Cap Value Series ...........................................     0.0386%
New Discovery Series ...........................................     0.0282%
Research International Series ..................................     0.0283%
Strategic Value Series .........................................     0.1101%
Technology Series ..............................................     0.0462%
Value Series ...................................................     0.0280%

Trustees' and Officers' Compensation - Each series pays compensation to trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers of the series are officers or directors of MFS, MFD, and MFSC.

Other - These series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2007, payments made by the series to Tarantino LLC amounted to the following and are included in the miscellaneous expense on the Statements of Operations:

                                                                       ICCO FEE
-------------------------------------------------------------------------------
Core Equity Series ................................................     $  266
International Growth Series .......................................        413
Massachusetts Investors Growth Stock Series .......................      1,076
Mid Cap Value Series ..............................................         63
New Discovery Series ..............................................        880
Research International Series .....................................        703
Strategic Value Series ............................................         23
Technology Series .................................................         56
Value Series ......................................................      1,175

(4) Portfolio Securities - Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                                                                   MASSACHUSETTS
                                    CORE          INTERNATIONAL      INVESTORS
                                   EQUITY            GROWTH           GROWTH
                                   SERIES            SERIES           SERIES
-------------------------------------------------------------------------------
Investment Purchases .....       $174,131,825      $50,405,048     $141,534,856
Investment Sales .........       $180,609,941      $56,969,809     $182,747,789

                                   MID CAP            NEW           RESEARCH
                                    VALUE          DISCOVERY      INTERNATIONAL
                                   SERIES           SERIES           SERIES
-------------------------------------------------------------------------------
Investment Purchases .....       $  8,606,302     $165,451,009     $105,381,079
Investment Sales .........       $ 10,361,944     $182,659,464     $ 92,541,351

                                  STRATEGIC
                                    VALUE         TECHNOLOGY          VALUE
                                   SERIES           SERIES           SERIES
-------------------------------------------------------------------------------
Investment Purchases .....       $  2,958,746     $ 25,918,090     $ 54,211,217
Investment Sales .........       $  4,015,025     $ 28,835,917     $ 88,036,149

(5) Shares of Beneficial Interest - Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                    CORE EQUITY SERIES                                     INTERNATIONAL GROWTH SERIES
                   -------------------------------------------------------   ------------------------------------------------------
                   SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06        SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06
                   ----------------------------------------------------------------------------------------------------------------
                     SHARES        AMOUNT        SHARES          AMOUNT        SHARES        AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class       93,939   $   1,608,287       312,826   $   5,003,198      378,345   $  6,866,414      732,337   $  11,504,709
  Service Class      167,460       2,941,118       247,615       3,851,420      116,423      2,022,695      234,667       3,791,904
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                     261,399   $   4,549,405       560,441   $   8,854,618      494,768   $  8,889,109      967,004   $  15,296,613
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares issued in
connection with
acquisition of
Capital
Opportunities
Series
  Initial Class   10,188,505   $ 168,851,898            --   $          --           --   $         --           --   $          --
  Service Class    1,066,978      17,592,510            --              --           --             --           --              --
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                  11,255,483   $ 186,444,408            --   $          --           --   $         --           --   $          --
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class      564,617   $   9,406,527        30,391   $     475,009    1,418,536   $ 23,533,519      639,253   $  10,816,168
  Service Class      102,526       1,700,903         3,096          48,229      228,376      3,772,767      102,828       1,733,680
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                     667,143   $  11,107,430        33,487   $     523,238    1,646,912   $ 27,306,286      742,081   $  12,549,848
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares reacquired
  Initial Class     (564,592)  $ (27,127,549)     (998,630)  $ (15,593,079)    (830,284)  $ 14,688,231   (1,405,942)  $ (22,836,046)
  Service Class      (55,626)     (3,300,790)     (169,419)     (2,640,876)    (179,387)    (3,129,658)    (305,530)     (5,008,429)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                    (620,218)  $ (30,428,339)   (1,168,049)  $ (18,233,955)  (1,009,671   $(17,817,889)  (1,711,472)  $ (27,844,475)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Net change
  Initial Class   10,282,469   $ 152,739,163      (655,413)  $ (10,114,872)     966,597   $ 15,711,702      (34,352)  $    (515,169)
  Service Class    1,281,338      18,933,741        81,292       1,258,773      165,412      2,665,804       31,965         517,155
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                  11,563,807   $ 171,672,904      (574,121)  $  (8,856,099)   1,132,009   $ 18,377,506       (2,387)  $       1,986
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============

                                    MASSACHUSETTS INVESTORS
                                      GROWTH STOCK SERIES                                         MID CAP VALUE SERIES
                   -------------------------------------------------------   ------------------------------------------------------
                   SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06        SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06
                   ----------------------------------------------------------------------------------------------------------------
                     SHARES        AMOUNT        SHARES          AMOUNT        SHARES        AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class       86,477   $     926,195       359,234   $   3,639,849           --   $         --           --   $          --
  Service Class      260,848       2,737,200       776,618       7,634,816       45,782        552,414      183,028       2,089,221
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                     347,325   $   3,663,395     1,135,852   $  11,274,665       45,782   $    552,414      183,028   $   2,089,221
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares issued in
connection with
acquisition of
Strategic Growth
Series
  Initial Class    2,598,220   $  29,132,978            --   $          --           --   $         --           --   $          --
  Service Class    3,576,586      39,797,947            --              --           --             --           --              --
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                   6,174,806   $  68,930,925            --   $          --           --   $         --           --   $          --
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class      106,664   $   1,191,441        34,499   $     344,988          134   $      1,638          347   $       3,796
  Service Class       10,692         118,578            --              --       89,059      1,084,736      284,083       3,082,304
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                     117,356   $   1,310,019        34,499   $     344,988       89,193   $  1,086,374      284,430   $   3,086,100
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares reacquired
  Initial Class   (4,125,003)  $ (50,148,683)   (8,891,386)  $ (88,512,406)          --   $         --           --   $          --
  Service Class     (751,446)    (10,205,977)   (1,470,699)    (14,597,256)    (202,738)    (2,443,497)    (514,091)     (5,768,124)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                  (4,876,449)  $ (60,354,660)  (10,362,085)  $(103,109,662)    (202,738)  $ (2,443,497)    (514,091)  $  (5,768,124)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Net change
  Initial Class   (1,333,642)  $ (18,898,069)   (8,497,653)  $ (84,527,569)         134   $      1,638          347   $       3,796
  Service Class    3,096,680      32,447,748      (694,081)     (6,962,440)     (67,897)      (806,347)     (46,980)       (596,599)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                   1,763,038   $  13,549,679    (9,191,734)  $ (91,490,009)     (67,763)  $   (804,709)     (46,633)  $    (592,803)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============

                                        NEW DISCOVERY SERIES                             RESEARCH INTERNATIONAL SERIES
                   -------------------------------------------------------   ------------------------------------------------------
                   SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06        SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06
                   ----------------------------------------------------------------------------------------------------------------
                     SHARES        AMOUNT        SHARES          AMOUNT        SHARES        AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class       80,203   $   1,371,568       425,391   $   6,275,390      169,494   $  3,455,849      724,258   $  13,183,034
  Service Class      696,511      11,586,359     3,563,774      52,684,200    1,196,977     23,739,963    2,578,912      46,665,150
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                     776,714   $  12,957,927     3,989,165   $  58,959,590    1,366,471   $ 27,195,812    3,303,170   $  59,848,184
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class      239,064   $   4,140,582            --   $          --      765,222   $ 14,592,783      423,469   $   7,969,687
  Service Class      303,786       5,182,591            --              --    1,137,557     21,488,442      422,783       7,897,579
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                     542,850   $   9,323,173            --   $          --    1,902,779   $ 36,081,225      846,252   $  15,867,266
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares reacquired
  Initial Class   (1,214,058)  $ (20,722,795)   (2,675,264)  $ (40,407,070)    (634,303)  $(12,654,914)    (874,788)  $ (15,901,318)
  Service Class     (562,236)     (9,487,732)   (1,485,598)    (22,871,984)    (351,478)    (6,768,727)    (532,402)     (9,496,446)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                  (1,776,294)  $ (30,210,527)   (4,160,862)  $ (63,279,054)    (985,781)  $(19,423,641)  (1,407,190)  $ (25,397,764)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Net change
  Initial Class     (894,791)  $ (15,210,645)   (2,249,873)  $ (34,131,680)     300,413   $  5,393,718      272,939   $   5,251,403
  Service Class      438,061       7,281,218     2,078,176      29,812,216    1,983,056     38,459,678    2,469,293      45,066,283
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                    (456,730)  $  (7,929,427)     (171,697)  $  (4,319,464)   2,283,469   $ 43,853,396    2,742,232   $  50,317,686
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============

                                   STRATEGIC VALUE SERIES                                      TECHNOLOGY SERIES
                   -------------------------------------------------------   ------------------------------------------------------
                   SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06        SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06
                   ----------------------------------------------------------------------------------------------------------------
                     SHARES        AMOUNT        SHARES          AMOUNT        SHARES        AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class           --   $          --            --   $          --       90,372   $    505,586      558,854   $   2,736,403
  Service Class       26,807         294,913        47,690         470,541       11,805         64,098      108,297         493,805
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                      26,807   $     294,913        47,690   $     470,541      102,177   $    569,684      667,151   $   3,230,208
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class           86   $         925            83   $         816           --   $         --           --   $          --
  Service Class       68,224         732,044        88,073         861,357           --             --           --              --
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                      68,310   $     732,969        88,156   $     862,173           --   $         --           --   $          --
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Shares reacquired
  Initial Class           --   $          --            --   $          --     (460,961)  $ (2,601,681)  (1,356,989)  $  (6,503,016)
  Service Class     (118,285)     (1,308,879)     (325,565)     (3,246,897)     (81,766)      (455,051)    (287,427)     (1,328,506)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                    (118,285)  $  (1,308,879)     (325,565)  $  (3,246,897)    (542,727)  $ (3,056,732)  (1,644,416)  $  (7,831,522)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============
Net change
  Initial Class           86   $         925            83   $         816     (370,589)  $ (2,096,095)    (798,135)  $  (3,766,613)
  Service Class      (23,254)       (281,922)     (189,802)     (1,914,999)     (69,961)      (390,953)    (179,130)       (834,701)
                  ----------   -------------   -----------   -------------   ----------   ------------   ----------   -------------
                     (23,168)  $    (280,997)     (189,719)  $  (1,914,183)    (440,550)  $ (2,487,048)    (977,265)  $  (4,601,314)
                  ==========   =============   ===========   =============   ==========   ============   ==========   =============

                                          VALUE SERIES
                   --------------------------------------------------------
                   SIX MONTHS ENDED 6/30/07       YEAR ENDED 12/31/06
                   --------------------------------------------------------
                     SHARES        AMOUNT        SHARES          AMOUNT
---------------------------------------------------------------------------

Shares sold
  Initial Class       137,533    $  2,663,245       353,749    $  6,188,916
  Service Class       198,407       3,787,282       474,451       8,113,573
                  ----------   -------------   -----------   -------------
                     335,940   $   6,450,527       828,200   $  14,302,489
                  ==========   =============   ===========   =============

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class    1,215,510   $  22,960,981       992,201   $  16,748,354
  Service Class      546,130      10,267,241       390,389       6,562,442
                  ----------   -------------   -----------   -------------
                   1,761,640   $  33,228,222     1,382,590   $  23,310,796
                  ==========   =============   ===========   =============

Shares reacquired
  Initial Class   (1,842,048)  $ (35,169,346)   (3,701,196)  $ (63,174,279)
  Service Class     (493,583)     (9,366,403)   (1,086,414)    (18,559,469)
                  ----------   -------------   -----------   -------------
                  (2,335,631)  $ (44,535,749)   (4,787,610)  $ (81,733,748)
                  ==========   =============   ===========   =============

Net change
  Initial Class     (489,005)  $  (9,545,120)   (2,355,246)   $(40,237,009)
  Service Class      250,954       4,688,120      (221,574)     (3,883,454)
                  ----------   -------------   -----------   -------------
                    (238,051)  $  (4,857,000)   (2,576,820)   $(44,120,463)
                  ==========   =============   ===========   =============

(6) LINE OF CREDIT

Each series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, each series' commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statements of
Operations:

                                                     COMMITMENT        INTEREST
                                                         FEE            EXPENSE
-------------------------------------------------------------------------------
Core Equity Series ............................          $262            $1,202
International Growth Series ...................           425               150
Massachusetts Investors Growth Stock Series ...         1,040               319
Mid Cap Value Series ..........................            64                --
New Discovery Series ..........................           906             2,073
Research International Series .................           748             7,724
Strategic Value Series ........................            22                --
Technology Series .............................            55                --
Value Series ..................................         1,183               255

(7) ACQUISITIONS

At close of business on June 22, 2007, the Core Equity Series acquired all of the assets and liabilities of Capital Opportunities Series. The acquisition was accomplished by a tax-free exchange of 11,255,483 shares of the Core Equity Series (valued at $186,444,408) for all of the assets and liabilities of Capital Opportunities Series. Capital Opportunities Series then distributed those shares to its shareholders. Capital Opportunities Series' net assets on that date were $186,444,408, including $19,738,633 of unrealized appreciation, $6,367 of accumulated net investment loss, and $262,544,692 of accumulated net realized loss on investments and foreign currency transactions. The aggregate net assets of the series after the acquisition were $281,997,884.

At close of business on June 22, 2007, the Massachusetts Investors Growth Stock Series acquired all of the assets and liabilities of Strategic Growth Series. The acquisition was accomplished by a tax-free exchange of 6,174,806 shares of the Massachusetts Investors Growth Stock Series (valued at $68,930,925) for all of the assets and liabilities of Strategic Growth Series. Strategic Growth Series then distributed those shares to its shareholders. Strategic Growth Series' net assets on that date were $68,930,925, including $7,565,020 of unrealized appreciation, $815 of accumulated net investment loss, and $39,999,752 of accumulated net realized loss on investments and foreign currency transactions. The aggregate net assets of the series after the acquisition were $475,382,849.

MFS(R)/SUN LIFE SERIES TRUST
INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreements with MFS will be available on or before November 1, 2007 by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.


Sun Life Financial Distributors Inc.
                                                                 SUN-C-SEM-8/07

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS/SUN LIFE SERIES TRUST
             -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: August 21, 2007
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 21, 2007
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 21, 2007
      ---------------


* Print name and title of each signing officer under his or her signature.